AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2005

                                                     REGISTRATION NO. 333-104156
                                                      REGISTRATION NO. 811-06215
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   | |

      PRE-EFFECTIVE AMENDMENT NO.                                         | |

      POST-EFFECTIVE AMENDMENT NO. 4                                      |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           | |

      AMENDMENT NO. 11                                                    |X|

                              --------------------

                              MONY VARIABLE ACCOUNT L
                               (EXACT NAME OF TRUST)

                           MONY LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

              1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)
         Depositor's Telephone Number, including Area Code: 212-554-1234

                            -------------------------

                                   Dodie Kent
                           Vice President and Counsel
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)

                            -------------------------

                  Please send copies of all communications to:
                              Christopher E. Palmer
                              Goodwin Procter, LLP
                            901 New York Avenue, N.W.
                             Washington, D.C. 20001

                            -------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: It is proposed that this filing will become effective:
(check appropriate box)
     |_| immediately upon filing pursuant to paragraph (b) of Rule 485
     |X| on May 2, 2005 pursuant to paragraph (b) of Rule 485
     |_| 60 days after filing pursuant to paragraph (a)(l) of Rule 485
     |_| on                pursuant to paragraph (a)(l) of rule 485
     |_| 75 days after filing pursuant to paragraph (a)(2) of Rule 485
     |_| on                pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
     |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:   Units of interest in a separate account
                                        under flexible premium variable
                                        universal life insurance policies

================================================================================

MONY Variable Account L
Individual Flexible Premium Variable Life Insurance Policy
PROSPECTUS DATED MAY 1, 2005

Issued by
MONY Life Insurance Company
1290 Avenue of the Americas
New York, New York 10104


--------------------------------------------------------------------------------

This prospectus describes an individual flexible premium variable life insurance policy offered by MONY Life Insurance Company ("we," "us," "our," or the "Company"). The Policy provides life insurance protection and premium flexibility. The Policy described in this prospectus is only available in New York.

We guarantee that your death benefit will never be less than the amount specified in your Policy adjusted by any requested increases or decreases in your insurance protection, and less any debt you owe us.

Investments (premium payments) may accumulate on a variable basis, fixed basis, or both. If you choose the variable option, we will invest your premium payments in your choice of subaccounts of our variable account. Each subaccount invests in shares of the following portfolios:


-----------------------------------------------------------------------------------------------------------------
 AIM Variable Insurance Funds - Series I Shares
-----------------------------------------------------------------------------------------------------------------
o AIM V.I. Basic Value Fund                                     o AIM V.I. Mid Cap Core Equity Fund
-----------------------------------------------------------------------------------------------------------------
 The Alger American Fund - Class 0 Shares
-----------------------------------------------------------------------------------------------------------------
o Alger American Balanced Portfolio                             o Alger American MidCap Growth
                                                                  Portfolio
-----------------------------------------------------------------------------------------------------------------
 Dreyfus Investment Portfolios - Service Shares
-----------------------------------------------------------------------------------------------------------------
o Small Cap Stock Index Portfolio
-----------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust - Class IA
-----------------------------------------------------------------------------------------------------------------
o EQ/Government Securities Portfolio(1)                         o EQ/MONY Money Market Portfolio
o EQ/Long Term Bond Portfolio(1)
-----------------------------------------------------------------------------------------------------------------
  EQ Advisors Trust - Class IB
-----------------------------------------------------------------------------------------------------------------
o EQ/Bear Stearns Small Company                                 o EQ/Montag & Caldwell Growth
  Growth Portfolio(1)                                             Portfolio(1)
o EQ/Boston Advisors Equity Income                              o EQ/PIMCO Real Return Portfolio(1)
  Portfolio(1)                                                  o EQ/Short Duration Bond Portfolio(1)
o EQ/Enterprise Managed Portfolio                               o EQ/Small Company Value Portfolio(1)
o EQ/Enterprise Multi-Cap Growth                                o EQ/UBS Growth and Income Portfolio(1)
  Portfolio
-----------------------------------------------------------------------------------------------------------------
 Franklin Templeton Variable Insurance Products Trust - Class 2
-----------------------------------------------------------------------------------------------------------------
o Franklin Income Securities Fund                               o Franklin Zero Coupon Fund 2010
o Franklin Rising Dividends Securities Fund
-----------------------------------------------------------------------------------------------------------------
 Janus Aspen Series - Service Shares
-----------------------------------------------------------------------------------------------------------------
o Flexible Bond Portfolio(2)                                    o International Growth Portfolio
o Forty Portfolio(3)
-----------------------------------------------------------------------------------------------------------------
 Lord Abbett Series Fund - Class VC
-----------------------------------------------------------------------------------------------------------------
o Bond-Debenture Portfolio                                      o Mid-Cap Value Portfolio
o Growth and Income Portfolio
-----------------------------------------------------------------------------------------------------------------
 MFS(R) Variable Insurance TrustSM - Initial Class
-----------------------------------------------------------------------------------------------------------------
o MFS(R) Mid Cap Growth Series                                  o MFS(R) Utilities Series
o MFS(R) Total Return Series
-----------------------------------------------------------------------------------------------------------------
 Oppenheimer Variable Account Funds - Service Class
-----------------------------------------------------------------------------------------------------------------
o Oppenheimer Global Securities                                 o Oppenheimer Main Street Fund(R)/VA
  Fund/VA
-----------------------------------------------------------------------------------------------------------------
 PBHG Insurance Series Fund
-----------------------------------------------------------------------------------------------------------------
o Liberty Ridge Mid-Cap Portfolio(4)                            o Liberty Ridge Select Value Portfolio(5)
-----------------------------------------------------------------------------------------------------------------
 PIMCO Variable Insurance Trust - Administrative Class
-----------------------------------------------------------------------------------------------------------------
o Global Bond Portfolio (Unhedged)                              o StocksPLUS Growth and Income
                                                                Portfolio
o Real Return Portfolio
-----------------------------------------------------------------------------------------------------------------
 The Universal Institutional Funds, Inc. - Share Class I
-----------------------------------------------------------------------------------------------------------------
o U.S. Real Estate Portfolio
-----------------------------------------------------------------------------------------------------------------



(1) This is the investment option's new name, effective on or about May 9, 2005, sub ject to regulatory approval. Please see "The Portfolios" later in this Prospectus for the investment option's former name.

(2)   Formerly, Flexible Income Portfolio.

(3)   Formerly, Capital Appreciation Portfolio.

(4)   Formerly, PBHG Mid-Cap Value Portfolio.

(5)   Formerly, PBHG Select Value Portfolio.


You bear the investment risk if you allocate your premium payments to the variable account.

If you choose the fixed option, we will invest your premium payments in the guaranteed interest account where your payments will grow at the rate of at least 4.0% annually. We take the investment risk of premium payments allocated to the guaranteed interest account.

The amount of life insurance may, and your Policy's value will, depend on the investment experience of the options you choose.


If you already own a life insurance policy, it might not be to your advantage to replace your existing insurance coverage with this Policy or to finance the purchase or maintenance of this Policy through a loan or through withdrawals from another policy.

Although this prospectus is primarily designed for potential purchasers of the Policy, you may have previously purchased a Policy and be receiving this prospectus as a current Owner. If you are an Owner, you should note that the options, features and charges of the Policy may have varied over time, For more information about the particular options, features and charges applicable to your Policy, please contact your financial professional and/or refer to your Policy.



The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The policies are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.


                                                                          X00805
                                                                         MNY-VUL

Table of Contents
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
1. BENEFITS AND RISKS SUMMARY                                                1
--------------------------------------------------------------------------------
Policy benefits                                                              1
Policy risks                                                                 2
Portfolio risks                                                              2
Fee tables                                                                   3





--------------------------------------------------------------------------------
2. WHO IS MONY LIFE INSURANCE COMPANY?                                      10
--------------------------------------------------------------------------------
MONY Life Insurance Company                                                 10
MONY Variable Account L                                                     10
Changes to the Variable Account                                             10





--------------------------------------------------------------------------------
3. THE PORTFOLIOS                                                           11
--------------------------------------------------------------------------------
Your right to vote portfolio shares                                         14
Disregard of voting instructions                                            14





--------------------------------------------------------------------------------
4. THE GUARANTEED INTEREST ACCOUNT                                          15
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
5. THE POLICY                                                               16
--------------------------------------------------------------------------------
Applying for a Policy                                                       16
Temporary insurance coverage                                                16
Backdating                                                                  16
Owner                                                                       16
Canceling the Policy                                                        16





--------------------------------------------------------------------------------
6. PREMIUMS                                                                 17
--------------------------------------------------------------------------------
General                                                                     17
Initial premium                                                             17
Tax-free "Section 1035" exchanges                                           17
Scheduled premiums                                                          17
Electronic payments                                                         17
Unscheduled premiums                                                        18
Repayment of outstanding debt                                               18
Allocating premiums                                                         18





--------------------------------------------------------------------------------
7. HOW YOUR FUND VALUE VARIES                                               19
--------------------------------------------------------------------------------
Fund Value                                                                  19
Cash Value                                                                  19
Subaccount Values                                                           19
Subaccount Unit Value                                                       19
Guaranteed Interest Account Value                                           19


i  Table of Contents

--------------------------------------------------------------------------------
8. TRANSFERS                                                                20
--------------------------------------------------------------------------------
Transfers by third parties                                                  20
Disruptive transfer activity                                                20





--------------------------------------------------------------------------------
9. DEATH BENEFITS                                                           22
--------------------------------------------------------------------------------
Amount of Death Benefit proceeds payable                                    22
Death Benefit options                                                       22
Changes in Death Benefit options                                            23
Changing the Specified Amount                                               23
Increases                                                                   23
Decreases                                                                   23





--------------------------------------------------------------------------------
10. OTHER OPTIONAL INSURANCE BENEFITS                                       25
--------------------------------------------------------------------------------
Enhanced Maturity Extension Rider                                           25
Term Life Term Rider                                                        25
Spouse's Yearly Renewable Term Rider/Other Insured Term Rider               25
Purchase Option Rider                                                       25
Waiver of Monthly Deduction Rider                                           25
Children's Term Life Insurance Rider                                        25





--------------------------------------------------------------------------------
11. BENEFITS AT MATURITY                                                    26
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
12. ACCESSING YOUR MONEY                                                    27
--------------------------------------------------------------------------------
Surrenders                                                                  27
Partial surrenders                                                          27
Effect of partial surrenders on Fund Value and Death Benefit proceeds       27
Loans                                                                       27
Effects of Policy loans                                                     28





--------------------------------------------------------------------------------
13. TERMINATION                                                             29
--------------------------------------------------------------------------------
General                                                                     29
Special rules for first three Policy years                                  29
Amounts you must pay to keep your Policy in effect                          29
Your Policy will remain in effect during the grace period                   29
Reinstatement                                                               29





--------------------------------------------------------------------------------
14. PAYMENTS AND TELEPHONE/FACSIMILE/WEB TRANSACTIONS                       31
--------------------------------------------------------------------------------
Telephone/facsimile/web transactions                                        31






--------------------------------------------------------------------------------
15. CHARGES AND DEDUCTIONS                                                  32
--------------------------------------------------------------------------------
Deductions from premium payments                                            32
Deductions from the Variable Account                                        32
Deductions from Fund Value -- the Monthly Deduction                         32
Transaction charges                                                         33



--------------------------------------------------------------------------------
16. TAX CONSIDERATIONS                                                      35
--------------------------------------------------------------------------------
Introduction                                                                35
Tax status of the Policy                                                    35
Treatment of Policy benefits                                                35
Our income taxes                                                            37





--------------------------------------------------------------------------------
17. OTHER POLICY INFORMATION                                                38
--------------------------------------------------------------------------------
Policy illustrations                                                        38
Exchange privilege                                                          38
Paid-up insurance                                                           38
Assignment                                                                  38
Settlement options                                                          38
Misstatement of age or sex                                                  38
Suicide exclusion                                                           38
Incontestability                                                            38
Other changes to your Policy                                                38





--------------------------------------------------------------------------------
18. ADDITIONAL INFORMATION                                                  39
--------------------------------------------------------------------------------
Distribution of the policies                                                39
Other information                                                           39
Legal proceedings                                                           39





--------------------------------------------------------------------------------
19. FINANCIAL STATEMENTS                                                    41
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
A -- Glossary                                                              A-1
B -- Illustrations                                                         B-1



--------------------------------------------------------------------------------
REQUESTING MORE INFORMATION
Statement of Additional Information -- Table of contents
--------------------------------------------------------------------------------


                                                           Table of Contents  ii

1. Benefits and risks summary


--------------------------------------------------------------------------------


This summary provides you with a brief overview of the benefits and risks associated with the Policy. You should read the entire prospectus before purchasing the Policy. Important details regarding the Policy are contained in other sections of this Prospectus. Please consult your agent and refer to your Policy for details. If you are already entitled to favorable tax treatment, you should satisfy yourself that this Policy meets your other financial goals before you buy it. For your convenience, we have defined certain terms we use in Appendix A: Glossary at the end of the Prospectus. We only offer this Policy in New York.


POLICY BENEFITS


LIFE INSURANCE PROTECTION


o The Policy provides a means for you to accumulate life insurance that can generally pass free of federal and state income taxes to your Beneficiaries.

o We will pay your Beneficiary a Death Benefit after the death of the Insured while this Policy is in effect. There are three decisions you must make about the Death Benefit. First, when you apply for your Policy, you must decide how much life insurance coverage (the Specified Amount) you need on the Insured's life. Second, you must choose a Death Benefit option. Finally, you must decide which death benefit compliance test you would like -- the Cash Value Accumulation Test (this test generally will not limit the amount you pay into the Policy), or the Guideline Premium/Cash Value Corridor Test.


o We offer two Death Benefit options. Under Option 1, the Death Benefit equals the greater of: (a) the Specified Amount in force on the date of the Insured's death; and (b) the Fund Value on the date of the Insured's death multiplied by a death benefit percentage. Under Option 2, the Death Benefit equals the greater of: (a) the Specified Amount in force on the date of the Insured's death plus the Fund Value on the date of the Insured's death; and (b) the Fund Value on the date of the Insured's death multiplied by a death benefit percentage.

o You may change the Specified Amount and the Death Benefit option that you selected, subject to limitations described in the Policy. Changing the Specified Amount or the Death Benefit Option may have tax consequences.

o During the grace period, your Policy (including the Death Benefit) will remain in effect subject to certain conditions. See "Termination."


CASH BENEFITS

o You may borrow against your Policy for up to 90% of your Policy's Cash Value, less any accrued loan interest due on the next Policy anniversary. If you do, we will transfer an amount equal to the loan from the subaccounts and the Guaranteed Interest Account to the Loan Account as collateral for the loan. We charge interest on the loan, and we credit interest on amounts in the Loan Account. We deduct Outstanding Debt (i.e., the amount of your loan plus interest due) from Death Benefit proceeds and from the amount you receive at surrender. A loan may have tax consequences.


o You may request a partial surrender at any time before the maturity date. Partial surrenders must be for at least $500. A partial surrender may decrease the Specified Amount and may decrease your Death Benefit, and we may assess a $10 partial surrender fee against your remaining Fund Value. Also, a partial surrender may have tax consequences.


o While the Insured is alive, you can surrender your Policy at any time for its Cash Value. However, if you surrender your Policy within 30 days of a policy anniversary, we will calculate the Cash Value in the Guaranteed Interest Account so that it will not be less than your Cash Value in the Guaranteed Interest Account on that policy anniversary, as adjusted for transactions since that policy anniversary. A surrender charge may apply. A surrender may have tax consequences.


o If the Insured is alive on the maturity date, we will pay the Cash Value to the Owner unless you elected to defer the maturity date under the Policy provisions or the provisions of the Enhanced Maturity Extension Rider.


o You decide how we pay proceeds under the Policy. We may pay the Cash Value and the Death Benefit proceeds as a lump sum or under one of our settlement options.

VARIETY OF INVESTMENT OPTIONS

o You may allocate your net premiums (your premium payment less the deductions we take) among the subaccounts and the Guaranteed Interest Account.

o The subaccounts invest in a wide variety of Funds that cover a broad spectrum of investment objectives and risk tolerances. Amounts invested in the subaccounts will go up and down in value depending on the investment experience of the Fund portfolio in which the subaccount is invested.


o The Guaranteed Interest Account is part of our General Account. We will credit interest of at least 4.0% annually on amounts invested in the Guaranteed Interest Account.


o As your needs or financial goals change, you can change your investment mix. You may transfer Fund Value among any of the subaccounts or between the subaccounts and the Guaranteed Interest Account within limits, as described later in this prospectus, while continuing to defer current income taxes.

SUPPLEMENTAL INSURANCE BENEFITS

o You may add additional insurance and other benefits to your Policy by rider. Please see "Other optional insurance benefits" for a description of the other optional benefits that we offer.



1  Benefits and risks summary

POLICY RISKS


POSSIBLE ADVERSE TAX CONSEQUENCES


o In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code. We expect that the Policy will generally be deemed a life insurance contract under federal tax law, and that the death benefit paid to the beneficiary will generally not be subject to federal income tax. However, due to lack of guidance, there is less certainty in this regard with respect to Policies issued on a special risk class basis and policies with term riders added and it is not clear whether such policies will in all cases satisfy the applicable requirements particularly if you pay the full amount of premiums permitted under the policy and you select the guideline premium/cash value corridor test.


o Depending on the total amount of premiums you pay, your Policy may be treated as a modified endowment contract (MEC) under federal tax laws. If this occurs, partial or full surrenders, pledges, as well as Policy loans, will be taxed as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on the taxable portion of certain partial or full surrenders, pledges and loans. If the Policy is not treated as a MEC, full and partial surrenders will not be subject to tax to the extent of your investment in the Policy. Amounts in excess of your investment in the Policy, while subject to tax as ordinary income, will not be subject to a 10% penalty tax, and pledges and loans should not be taxable. You should consult a qualified tax adviser for assistance in all tax matters involving your Policy. Please see "Tax considerations" for further tax information.


POLICY TERMINATION

o If the value of your Policy can no longer cover the Policy's monthly charges and any loan interest due, your Policy will be in default and a grace period will begin. There is a risk that if partial surrenders, loans, and charges reduce your Cash Value to too low an amount and/or if the investment experience of your selected subaccounts is unfavorable, then your Policy could terminate. In that case, you will have a 61-day grace period to make a sufficient payment. If you do not make a sufficient payment before the grace period ends, your Policy will terminate without value; all rights and benefits under your Policy, including your insurance coverage, will end. (Special rules, however, apply during the first three Policy Years -- your Policy will not lapse if your Policy's Cash Value is greater than zero or the premiums you paid minus partial surrenders and Outstanding Debt is of a certain amount). After termination, you may reinstate your Policy within five years subject to certain conditions.


PARTIAL SURRENDER LIMITATIONS

o The minimum partial surrender amount is $500 (plus the applicable partial surrender fee). There must be at least $500 remaining in Cash Value after a partial surrender. Partial surrenders may reduce the Death Benefit and the Specified Amount in your Policy, and will reduce the Fund Value of your Policy. A partial surrender charge of $10 will apply to the remaining Fund Value. Federal income taxes and a penalty tax may apply to partial surrenders.


EFFECTS OF POLICY LOANS

o A Policy loan, whether or not repaid, will affect your Policy's Fund Value over time because we transfer the amount of the loan from the subaccounts and/or the Guaranteed Interest Account to the Loan Account and hold it as collateral. We then credit a fixed interest rate to the loan collateral. As a result, the loan collateral does not participate in the investment results of the subaccounts and does not participate in the interest credited to the Guaranteed Interest Account. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the performance of the subaccounts and the extent, if any, of the difference in the interest rates credited to the Guaranteed Interest Account and the Loan Account, the effect could be favorable or unfavorable.

o A Policy loan also reduces Death Benefit proceeds. A loan could make it more likely that a Policy would terminate. There is a risk if the loan reduces your Cash Value to too low an amount and investment experience is unfavorable, that the Policy will lapse, resulting in adverse tax consequences. You must submit a sufficient payment during the grace period to avoid the Policy's termination without value and the end of insurance coverage.


POLICY IS SUITED ONLY FOR LONG-TERM PROTECTION


o We designed the Policy to meet long-term financial goals. You should not purchase this Policy if you intend to surrender all or part of your Fund Value in the near future. Please note, if you surrender your Policy in the early Policy Years, the surrender charge may be significant.



PORTFOLIO RISKS


The value of your Policy is tied to the investment performance of the Fund portfolios and allocation percentages you choose. If those portfolios perform poorly, the value of your Policy will decrease. Values allocated to the portfolios are not guaranteed. Because we continue to deduct charges from Fund Value, if investment results are too low, the Cash Value of your Policy may fall to zero. In that case, the Policy will terminate without value and insurance coverage will no longer be in effect, unless you make an additional payment sufficient to prevent a termination during the 61-day grace period. On the other hand, if investment experience is sufficiently favorable and you have kept the Policy in force for a substantial time, you may be able to draw upon Fund Value through partial surrenders and Policy loans. Poor investment performance may also lower the amount of the death benefit payable under the Policy. The Funds provide a comprehensive description of the risks of each portfolio in their prospectuses.


                                                   Benefits and risks summary  2

FEE TABLES


The following tables describe the fees and expenses you may pay when buying, owning, and surrendering the Policy. If the amount of the charge depends on the personal characteristics of the Insured, then the fee table lists the minimum and maximum charges we assess under the Policy, and the fees and charges of an Insured with the characteristics set forth below. These charges may not be typical of the charges you will pay.


The first table describes the fees and expenses that you may pay when buying the Policy, paying premiums, surrendering or taking a partial surrender from the Policy, transferring Fund Value between the subaccounts and the Guaranteed Interest Account or taking a loan.




-----------------------------------------------------------------------------------------------------------------------------
                           Transaction Fees
-----------------------------------------------------------------------------------------------------------------------------
 Charge                             When Charge is Deducted
-----------------------------------------------------------------------------------------------------------------------------
Sales charge(1)                    Upon receipt of each premium
                                   payment
-----------------------------------------------------------------------------------------------------------------------------
Premium tax charge(2)              Upon receipt of each premium
                                   payment
-----------------------------------------------------------------------------------------------------------------------------
DAC charge(3)                      Upon receipt of each premium
                                   payment
-----------------------------------------------------------------------------------------------------------------------------
Surrender charge(4)                Upon surrender of the Policy
 o Minimum and maximum
   charge(5)
 o Charge for a male
   Insured, issue age 35,
   standard, non-tobacco,
   Specified Amount of
   $250,000, 0 years after
   Policy issue, non-qualified
   plan
-----------------------------------------------------------------------------------------------------------------------------
Partial surrender fee              Upon a partial surrender of the
                                   Policy
-----------------------------------------------------------------------------------------------------------------------------
Transfer fee                       Upon transfer of Fund Value
-----------------------------------------------------------------------------------------------------------------------------
Illustration projection report     When requested
charge
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
                                                Transaction Fees
-----------------------------------------------------------------------------------------------------------------------------
                                                                     Amount Deducted
                                   ------------------------------------------------------------------------------------------
 Charge                             Guaranteed Charge                      Current Charge
-----------------------------------------------------------------------------------------------------------------------------
Sales charge(1)                    Up to 5.45% of premium paid            Up to 5.45% of premium paid
-----------------------------------------------------------------------------------------------------------------------------
Premium tax charge(2)              0.80% of premium paid                  0.80% of premium paid
-----------------------------------------------------------------------------------------------------------------------------
DAC charge(3)                      1.25% of premium paid                  1.25% of premium paid3
-----------------------------------------------------------------------------------------------------------------------------
Surrender charge(4)
 o Minimum and maximum             $2.30 to $38.08 per $1,000             $2.30 to $38.08 per $1,000
   charge(5)                       Specified Amount of Fund Value         Specified Amount of Fund Value
                                   surrendered                            surrendered
 o Charge for a male               $5.12 per $1,000 Specified             $5.12 per $1,000 Specified
  Insured, issue age 35,           Amount of Fund Value                   Amount of Fund Value
  standard, non-tobacco,           surrendered                            surrendered
  Specified Amount of
  $250,000, 0 years after
  Policy issue, non-qualified
  plan
-----------------------------------------------------------------------------------------------------------------------------
Partial surrender fee              $10                                    $10
-----------------------------------------------------------------------------------------------------------------------------
Transfer fee                       $25 for each transfer of Fund          We currently do not assess this
                                   Value after the 12th transfer in a     charge.
                                   Policy Year
-----------------------------------------------------------------------------------------------------------------------------
Illustration projection report     $25                                    $ 0
charge
-----------------------------------------------------------------------------------------------------------------------------


The next two tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including portfolio fees and expenses.



-----------------------------------------------------------------------------------------------------------------------------
                                              Periodic Charges other than Portfolio Operating Expenses
-----------------------------------------------------------------------------------------------------------------------------
                                                                                  Amount Deducted
                                                      -----------------------------------------------------------------------
 Charge                      When Charge is Deducted   Guaranteed Charge               Current Charge
-----------------------------------------------------------------------------------------------------------------------------
Cost of insurance charge(6) On Policy Date and each
                            Monthly Anniversary Day
 o Minimum and maximum                                $0.06 to $83.33 per $1,000 of   $0.01 to $15.46 per $1,000 of
  charge(7)                                           amount at risk                  amount at risk
-----------------------------------------------------------------------------------------------------------------------------


3 Benefits and risks summary

------------------------------------------------------------------------------------------
  Periodic Charges other than Portfolio Operating Expenses (continued)
------------------------------------------------------------------------------------------
 Charge                          When Charge is Deducted
------------------------------------------------------------------------------------------
 o Charge for a 35-year-old,
   male, standard, non-
   tobacco, Specified
   Amount of $250,000,
   0 years after Policy issue,
   non-individual qualified
   plan
------------------------------------------------------------------------------------------
Administrative charge            On Policy Date and each
                                 Monthly Anniversary Day
------------------------------------------------------------------------------------------
Monthly expense charge(8)        On Policy Date and each
                                 Monthly Anniversary Day during
                                 first 4 Policy Years and for 4
                                 years following an increase in
                                 Specified Amount for each new
                                 coverage segment(10)
 o Minimum and maximum
   charge(9)
 o Charge for a male
   Insured, issue age 35,
   standard, non-tobacco,
   Specified Amount of
   $250,000, 0 years after
   Policy issue, non-qualified
   plan
------------------------------------------------------------------------------------------
Mortality and expense charge     Daily
------------------------------------------------------------------------------------------
Loan interest spread(11)         On each Policy anniversary after
                                 a loan is taken, or upon death,
                                 surrender, or lapse if earlier



---------------------------------------------------------------------------------------------------------------------------
                            Periodic Charges other than Portfolio Operating Expenses (continued)
---------------------------------------------------------------------------------------------------------------------------
                                                         Amount Deducted
                                 ------------------------------------------------------------------------------------------
 Charge                          Guaranteed Charge                     Current Charge
---------------------------------------------------------------------------------------------------------------------------
 o Charge for a 35-year-old,     $0.14 per $1,000 of amount at         $0.11 per $1,000 of amount at
   male, standard, non-           risk                                  risk
   tobacco, Specified
   Amount of $250,000,
   0 years after Policy issue,
   non-individual qualified
   plan
---------------------------------------------------------------------------------------------------------------------------
Administrative charge            $25.00 for First Policy Year and      $25.00 for First Policy Year and
                                 $7.50 in Policy Years 2+              $7.50 in Policy Years 2+
---------------------------------------------------------------------------------------------------------------------------
Monthly expense charge(8)
 o Minimum and maximum           $0.07 to $0.30 per $1,000             $0.07 to $0.30 per $1,000
   charge(9)                     Specified Amount                      Specified Amount
 o Charge for a male             $0.08 per $1,000 Specified            $0.08 per $1,000 Specified
   Insured, issue age 35,        Amount                                Amount
   standard, non-tobacco,
   Specified Amount of
   $250,000, 0 years after
   Policy issue, non-qualified
   plan
---------------------------------------------------------------------------------------------------------------------------
Mortality and expense charge     0.35% annually of Fund Value in       0.35% annually of Fund Value in
                                 each subaccount                       each subaccount for Policy years
                                                                       1-20 (0.10% for Policy years 21+)
---------------------------------------------------------------------------------------------------------------------------
Loan interest spread(11)         1.00% of Account Value in the         1.00% of Account Value in the
                                 Loan Account for Policy years         Loan Account for Policy years
                                 1-20 (0.25% for Policy years          1-20 (0% for Policy years 21+)
                                 21+)




------------------------------------------------------------------------------------------------------------------------------
                                                      Optional Rider Charges
------------------------------------------------------------------------------------------------------------------------------
                                                                                       Amount Deducted
                                                                   -----------------------------------------------------------
 Rider                          When Charge is Deducted            Guaranteed Charge               Current Charge
------------------------------------------------------------------------------------------------------------------------------
Cost of insurance charge for   On date of issuance of rider and
Term Life Term Rider(6)        each Monthly Anniversary Day
 o Minimum and maximum                                            $0.08 to $10.45 per $1,000 of   $0.04 to $5.49 per $1,000 of
  charge(12)                                                      term insurance                  term insurance
 o Charge for a 35-year-old                                       $0.14 per $1,000 of term        $0.07 per $1,000 of term
  male, non-tobacco,                                              insurance                       insurance
  0 years after rider issue
------------------------------------------------------------------------------------------------------------------------------
Enhanced Maturity Extension    On issuance of rider, and each     $0.01 per $1,000 Specified      $0.01 per $1,000 Specified
Rider                          Monthly Anniversary Day            Amount plus term insurance      Amount plus term insurance
                                                                  (same for all insureds)         (same for all insureds)


                                                    Benefits and risks summary 4

-------------------------------------------------------------------------
                   Optional Rider Charges (continued)
-------------------------------------------------------------------------
 Rider                             When Charge is Deducted
-------------------------------------------------------------------------
Spouse's Yearly Renewable          On issuance of rider and each
Term Rider(13)                     Monthly Anniversary Day
 o Minimum and maximum
   charge(14)
 o Charge for a 35-year-old,
   year old female, non-
   tobacco standard with a
   of Specified Amount in
   force of $250,000, 0 years
   from the issue date of the
   rider
-------------------------------------------------------------------------
Purchase Option Rider(15)          On issuance of rider and on each
                                   Monthly Anniversary Day until
                                   the policy anniversary following
                                   the 49th birthday of the Insured
 o Minimum and maximum
   charge(16)
 o Charge for a 35-year-old
-------------------------------------------------------------------------
   Waiver of Monthly Deduction     On issuance of rider and on each
   Rider(17)                       Monthly Anniversary Day until
                                   the policy anniversary following
                                   the 65th anniversary birthday of
                                   the Insured. For issue ages under
                                   5, charges commence with the
                                   policy anniversary following the
                                   Insured's 5th birthday
 o Minimum and maximum
   charge(18)
 o Charge for a 35-year-old,
   male, non-tobacco
   standard with a Specified
   Amount in force of
   $250,000, 0 years from
   the issue date of the rider
-------------------------------------------------------------------------
Children's Term Life Insurance     On issuance of the rider and on
Rider(19)                          each Monthly Anniversary Day
                                   until the policy anniversary
                                   following the Insured's 65th
                                   birthday
 o Minimum and maximum
   charge(20)
-------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
                                 Optional Rider Charges (continued)
---------------------------------------------------------------------------------------------------
                                                         Amount Deducted
                                   ----------------------------------------------------------------
 Rider                             Guaranteed Charge               Current Charge
---------------------------------------------------------------------------------------------------
Spouse's Yearly Renewable
Term Rider(13)
 o Minimum and maximum             $0.07 to $6.60 per $1,000 of    $0.07 to $6.60 per $1,000 of
   charge(14)                      term insurance                  term insurance
 o Charge for a 35-year-old,       $0.12 per $1,000 of term        $0.12 per $1,000 of term
   year old female, non-           insurance                       insurance
   tobacco standard with a
   of Specified Amount in
   force of $250,000, 0 years
   from the issue date of the
   rider
---------------------------------------------------------------------------------------------------
Purchase Option Rider(15)
 o Minimum and maximum             $0.05 to $0.29 per $1,000 of    $0.05 to $0.29 per $1,000 of
   charge(16)                      purchase option insurance       purchase option insurance
 o Charge for a 35-year-old        $0.25 per $1,000 of purchase    $0.25 per $ 1,000 of purchase
                                   option insurance                option insurance
---------------------------------------------------------------------------------------------------
Waiver of Monthly Deduction
Rider(17)
 o Minimum and maximum             $0 to $0.15 per $1,000 of       $0 to $0.15 per $1,000 of
   charge(18)                      Specified Amount plus Term      Specified Amount plus Term
                                   Insurance                       Insurance
 o Charge for a 35-year-old,       $0.01 per $1,000 of Specified   $0.01 per $ 1,000 of Specified
   male, non-tobacco                Amount plus Term Insurance      Amount plus Term Insurance
   standard with a Specified
   Amount in force of
   $250,000, 0 years from
   the issue date of the rider
---------------------------------------------------------------------------------------------------
Children's Term Life Insurance
Rider(19)
 o Minimum and maximum             $0.48 to $ 0.49 per $1,000 of   $0.48 to $0.49 per $1,000 of
   charge(20)                      insurance coverage              insurance coverage
---------------------------------------------------------------------------------------------------


5 Benefits and risks summary

-------------------------------------------------------------------------------------------------------------------
                               Optional Rider Charges (continued)
-------------------------------------------------------------------------------------------------------------------
                                                                                    Amount Deducted
                                                               ----------------------------------------------------
 Rider                           When Charge is Deducted       Guaranteed Charge               Current Charge
-------------------------------------------------------------------------------------------------------------------
 o Charge for a 35-year-old,    $0.48 per $1,000 of insurance   $0.48 per $1,000 of insurance
   male, non-tobacco,            coverage                        coverage
   standard, Specified
   Amount of $250,000, no
   Waiver of Specified
   Premiums Rider attached
   to the Policy, 0 years from
   the issue date of the rider
-------------------------------------------------------------------------------------------------------------------



1 The sales charge varies by Policy Year and premium amount and will be 1.45% of gross premium plus 4% of gross premium up to a certain premium amount in Policy Years 1-10 and will be 1.45% in Policy Years 11 and later. The Policy will contain more specific information.


2 We reserve the right to increase or decrease the current or maximum charge for taxes resulting from a change in tax law or from any change in the relevant tax cost to us.


3 The DAC charge is used to cover our estimated costs for federal income tax treatment of deferred acquisition costs. We do not assess this charge if you purchased the Policy in connection with an individual qualified plan or in other situations where the premiums received are not subject to the relevant tax provisions.


4 The surrender charge varies based on the Insured's issue age, gender, smoking status, risk class, and the number of years since Policy issue or any increases in Specified Amount. The surrender charge grades to zero over 15 years for Insureds with an issue age of 70 and under (and over 11 years for Insureds with an issue age over 70). The surrender charge shown may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the surrender charge that applies to your Policy. You may obtain more information about your surrender charge from your agent or by contacting us at the address noted on the cover page of this prospectus.

5 The minimum guaranteed and current surrender charge is based on an Insured with the following characteristics: female, issue age 0, surrendering in Policy year 1; the maximum guaranteed and current surrender charge is based on an Insured with the following characteristics: male, standard, non-tobacco, issue age 85, surrendering in Policy year 1.

6 The cost of insurance charge and the cost of insurance charge for the Term Life Term Rider vary based on the Insured's issue age or age on date of increase, gender and risk class, the duration of the Policy, and the Specified Amount. The cost of insurance charge shown the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the guaranteed cost of insurance charge that applies to your Policy. You may obtain more information about your cost of insurance charge from your agent or by contacting us at the address noted on the cover page of this prospectus.

7 The minimum guaranteed cost of insurance charge assumes an Insured with the following characteristics: female, tobacco, standard, issue age 4, 0 years since Policy issue; the minimum current cost of insurance charge assumes an Insured with the following characteristics: female, non-tobacco, ultimate select, Specified Amount of $500,000 or greater, issue age 4, 0 years since Policy issue; the maximum guaranteed cost of insurance charge assumes an Insured with the following characteristics: all Insureds with attained age 99; the maximum current cost of insurance charge assumes an Insured with the following characteristics: male, tobacco, standard, Specified Amount of less than $500,000, issue age 85, 14 years since Policy issue.


8 The Monthly Expense Charge varies based on the Insured's issue age (or age on date of increase) gender, risk class, and Specified Amount. The Monthly Expense Charge shown in the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the Monthly Expense Charge that applies to your Policy. You may obtain more information about your Monthly Expense Charge from your agent or by contacting us at the address noted on the cover page of this prospectus.


9 The minimum guaranteed and current Monthly Expense charge per $1,000 Specified Amount assumes an Insured with issue age 0; the maximum guaranteed and current Monthly Expense charge per $1,000 Specified Amount assumes an Insured with issue age 85 and Specified Amount less than $500,000.


10 A coverage segment is the initial Specified Amount; each increase in Specified Amount is its own coverage segment.


11 The loan interest spread charge is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to the amount held in the Loan Account to secure your loan. The amount of interest we currently charge on loans is equal to an effective annual rate of 5% for Policy years 1-20 and an effective annual rate of 4.25% for Policy years 21 and later. We guarantee that we will not charge you an effective annual rate of interest that is greater than the rate we currently charge on loans. The amount of interest we currently credit to the amount held in the Loan Account to secure your loan is equal to an effective annual rate of 4% and is guaranteed not to be less than this rate. We currently anticipate that the interest we charge on loans will be an effective annual rate of 4% for Policy years 21 and later resulting in an anticipated loan interest spread of 0% in Policy years 21+.



12 The minimum guaranteed charge for this rider assumes an Insured with the following characteristics: female, non-tobacco, ultimate select, issue age 18, 0 years since issue of rider, minimum Specified Amount of $100,000; the minimum current charge for this rider assumes an Insured with the following characteristics: female, non-tobacco, ultimate select, issue age 18, 0 years since issue of rider, minimum Specified Amount of $100,000; the maximum guaranteed charge for this rider assumes an Insured with the following characteristics: male, tobacco, standard,, issue age 79, minimum Specified Amount of $100,000; the maximum current charge for this rider assumes an Insured with the following characteristics: male, tobacco, standard, issue age 66, 13 years since issue of rider, minimum Specified Amount of $100,000.


13 The Spouse's Yearly Renewable Term Rider charge varies based on the spouse's gender, age, smoking status, and the number of years that have passed since the rider was issued. The Spouse's Yearly Renewable Term Rider charge shown in the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the Spouse's Yearly Renewable Term Rider charge that applies to your Policy. You may obtain more information about your Spouse's Yearly Renewable Term Rider charge from your agent or by contacting us at the address noted on the cover page of the prospectus.


14 The minimum guaranteed and current charge for this rider assumes an Insured with the following characteristics: female, issue age 18, non-tobacco, and 0 years since the issue of the rider; the maximum guaranteed and current charge for this rider assumes an Insured with the following characteristics: male, tobacco, issue age 70, attained age 79.


15 The Purchase Option Rider charge varies based on the age of the Insured. The Rider charges shown in the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the Rider charges that apply to your Policy. You may obtain more information about your Rider from your agent or by contacting us at the address noted on the cover page of the prospectus.


                                                    Benefits and risks summary 6

16 The minimum guaranteed and current charge for this rider assumes an Insured with issue age 0; the maximum guaranteed and current charge for this rider assumes an Insured 16 with issue age 46.

17 The Waiver of Monthly Deduction Rider charge varies based on the Insured's age, gender, and risk class. The Rider charge shown in the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the Rider charge that applies to your Policy. You may obtain more information about your Rider charges from your agent or by contacting us at the address noted on the cover page of the prospectus.

18 The minimum guaranteed and current charge for the Waiver of Monthly Deduction Rider assumes an Insured with attained ages 0-4; the maximum guaranteed and current charge for the Waiver of Monthly Deduction Rider assumes an Insured with the following characteristics: attained age 64, male, tobacco.

19 The Children's Term Life Insurance Rider varies based on the Insured's risk class and whether a Waiver of Specified Premiums is attached to the base Policy. The Rider charge shown in the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the Rider charge that applies to your Policy. You may obtain more information about your Rider charges from your agent or by contacting us at the address noted on the cover page of the prospectus.

20 The minimum guaranteed and current charge for the Children's Term Life Insurance Rider assumes a standard class Insured and that a Waiver of Specified Premiums Rider is not attached to the base Policy; the maximum guaranteed and current charge for the Children's Term Life Insurance Rider assumes a standard class Insured and that a Waiver of Specified Premiums Rider is attached to the base Policy.

                                     * * *


The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time you own the contract. The purpose of the table is to assist you in understanding the various costs and expenses that you will bear indirectly by investing in the subaccounts. The table reflects total operating expenses for the portfolios for the fiscal year ended December 31, 2004. Expenses of the portfolios may be higher or lower in future years than the figures stated below. For more information about the fees and expenses described in this table see the portfolio prospectuses which accompany this Prospectus.




-------------------------------------------------------------------------------------------------------------------
                                            Total Annual Portfolio Operating Expenses
                                  (expenses that are deducted from portfolio assets)
-------------------------------------------------------------------------------------------------------------------
                                                                                           Minimum     Maximum
                                                                                           -------     -------
Total Annual Portfolio Operating Expenses                                                  0.60%       1.45%
(including management fees, distribution and/or service or 12b-1 fees, and other expenses)
-------------------------------------------------------------------------------------------------------------------



The following table shows the fees and expenses charged by each portfolio for the fiscal year ended December 31, 2004. You bear your proportionate share of all fees and expenses paid by a portfolio that corresponds to any variable investment option you are using.


   ANNUAL PORTFOLIO OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2004
                    (as a percentage of average net assets)




--------------------------------------------------------------------------------------------
                                                            Distribution
                                             Management     and Service         Other
 Portfolio Name                               Fees(1)     (12b-1) Fees(2)   Expenses(3)
 AIM Variable Insurance Funds--Series I Shares
--------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund(5)               0.72%           --              0.30%
AIM V.I. Mid Cap Core Equity Fund          0.73%           --              0.31%
--------------------------------------------------------------------------------------------
 The Alger American Fund--Class O Shares
--------------------------------------------------------------------------------------------
Alger American Balanced Portfolio          0.75%           --              0.12%
Alger American MidCap Growth Portfolio     0.80%           --              0.12%
--------------------------------------------------------------------------------------------
 Dreyfus Investment Portfolios--Service Shares
--------------------------------------------------------------------------------------------
Small Cap Stock Index Portfolio            0.35%         0.25%             0.00%
--------------------------------------------------------------------------------------------
 EQ Advisors Trust--Class IA
--------------------------------------------------------------------------------------------
EQ/Government Securities Portfolio         0.50%           --              0.25%
EQ/Long Term Bond Portfolio                0.50%           --              0.25%
EQ/MONY Money Market Portfolio             0.40%           --              0.20%
--------------------------------------------------------------------------------------------
 EQ Advisors Trust--Class IB
--------------------------------------------------------------------------------------------
EQ/Bear Stearns Small Company
 Growth Portfolio                          1.00%         0.25%             0.18%
EQ/Boston Advisors Equity Income Portfolio 0.75%         0.25%             0.21%
EQ/Enterprise Managed Portfolio            0.78%         0.25%             0.12%
EQ/Enterprise Multi Cap Growth Portfolio   1.00%         0.25%             0.20%
EQ/Montag & Caldwell Growth Portfolio      0.75%         0.25%             0.12%
--------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------
                                                             Fee waivers     Net Total Annual
                                             Gross Total   and/or Expense    Expenses after
                                               Annual        Reimburse-          expense
 Portfolio Name                               Expenses        ments(4)         limitations
--------------------------------------------------------------------------------------------
 AIM Variable Insurance Funds--Series I
--------------------------------------------------------------------------------------------
Shares
--------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund(5)               1.02%          (0.05)%          0.97%
AIM V.I. Mid Cap Core Equity Fund          1.04%           0.00%           1.04%
--------------------------------------------------------------------------------------------
 The Alger American Fund-- Class O Shares
--------------------------------------------------------------------------------------------
Alger American Balanced Portfolio          0.87%           0.00%           0.87%
Alger American MidCap Growth Portfolio     0.92%           0.00%           0.92%
--------------------------------------------------------------------------------------------
 Dreyfus Investment Portfolios-- Service Shares
--------------------------------------------------------------------------------------------
Small Cap Stock Index Portfolio            0.60%             --            0.60%
--------------------------------------------------------------------------------------------
 EQ Advisors Trust--Class IA
--------------------------------------------------------------------------------------------
EQ/Government Securities Portfolio         0.75%             --            0.75%
EQ/Long Term Bond Portfolio                0.75%             --            0.75%
EQ/MONY Money Market Portfolio             0.60%          (0.10)%          0.50%
--------------------------------------------------------------------------------------------
 EQ Advisors Trust--Class IB
--------------------------------------------------------------------------------------------
EQ/Bear Stearns Small Company
 Growth Portfolio                          1.43%          (0.13)%          1.30%
EQ/Boston Advisors Equity Income Portfolio 1.21%          (0.16)%          1.05%
EQ/Enterprise Managed Portfolio            1.15%          (0.10)%          1.05%
EQ/Enterprise Multi Cap Growth Portfolio   1.45%          (0.05)%          1.40%
EQ/Montag & Caldwell Growth Portfolio      1.12%           0.00%           1.12%
--------------------------------------------------------------------------------------------


7 Benefits and risks summary

--------------------------------------------------------------------------------------------
                                                              Distribution
                                               Management     and Service         Other
 Portfolio Name                                 Fees(1)     (12b-1) Fees(2)   Expenses(3)
--------------------------------------------------------------------------------------------
 EQ Advisors Trust--Class IB
--------------------------------------------------------------------------------------------
EQ/PIMCO Real Return Portfolio(6)            0.55%         0.25%             0.20%
EQ/Short Duration Bond Portfolio             0.45%         0.25%             0.52%
EQ/Small Company Value Portfolio             0.80%         0.25%             0.12%
EQ/UBS Growth and Income Portfolio           0.75%         0.25%             0.16%
--------------------------------------------------------------------------------------------
 Franklin Templeton Variable Insurance
 Products Trust--Class 2
--------------------------------------------------------------------------------------------
Franklin Income Securities Fund              0.47%         0.25%             0.02%
Franklin Rising Dividends Securities Fund(7) 0.68%         0.25%             0.03%
Franklin Zero Coupon Fund 2010               0.62%         0.25%             0.06%
--------------------------------------------------------------------------------------------
 Janus Aspen Series--Service Shares
--------------------------------------------------------------------------------------------
Flexible Bond Portfolio(8)                   0.52%         0.25%             0.03%
Forty Portfolio(8)                           0.64%         0.25%             0.02%
International Growth Portfolio               0.64%         0.25%             0.04%
--------------------------------------------------------------------------------------------
 Lord Abbett Series Fund--Class VC
--------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                     0.50%           --              0.48%
Growth and Income Portfolio                  0.50%           --              0.39%
Mid-Cap Value Portfolio                      0.75%           --              0.42%
--------------------------------------------------------------------------------------------
 MFS(R) Variable Insurance TrustSM--Initial Class
--------------------------------------------------------------------------------------------
MFS(R) Mid Cap Growth Series                 0.75%           --              0.12%
MFS(R) Total Return Series                   0.75%           --              0.08%
MFS(R) Utilities Series                      0.75%           --              0.14%
--------------------------------------------------------------------------------------------
 Oppenheimer Variable Account Funds--
 Service Class
--------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA        0.63%         0.25%             0.03%
Oppenheimer Main Street Fund(R)/VA           0.66%         0.25%             0.01%
--------------------------------------------------------------------------------------------
 PBHG Insurance Series Fund
--------------------------------------------------------------------------------------------
Liberty Ridge Mid-Cap Portfolio(9)           0.85%           --              0.32%
Liberty Ridge Select Value Portfolio(9)      0.65%           --              0.27%
--------------------------------------------------------------------------------------------
 PIMCO Variable Insurance Trust--Administrative Class
--------------------------------------------------------------------------------------------
Global Bond Portfolio (Unhedged)             0.25%           --              0.65%
Real Return Portfolio(6)                     0.25%           --              0.40%
StocksPLUS Growth and Income Portfolio       0.40%           --              0.25%
--------------------------------------------------------------------------------------------
 The Universal Insitutional Funds, Inc.--Share Class I
--------------------------------------------------------------------------------------------
U.S. Real Estate Portfolio(10)               0.76%           --              0.26%
--------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------
                                                               Fee waivers     Net Total Annual
                                               Gross Total   and/or Expense     Expenses after
                                                 Annual        Reimburse-          expense
 Portfolio Name                                 Expenses        ments(4)         limitations
--------------------------------------------------------------------------------------------------
 EQ Advisors Trust--Class IB
--------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return Portfolio(6)            1.00%          (0.35)%          0.65%
EQ/Short Duration Bond Portfolio             1.22%          (0.57)%          0.65%
EQ/Small Company Value Portfolio             1.17%             --            1.17%
EQ/UBS Growth and Income Portfolio           1.16%          (0.11)%          1.05%
--------------------------------------------------------------------------------------------------
 Franklin Templeton Variable Insurance
 Products Trust--Class 2
--------------------------------------------------------------------------------------------------
Franklin Income Securities Fund              0.74%             --            0.74%
Franklin Rising Dividends Securities Fund(7) 0.96%          (0.02)%          0.94%
Franklin Zero Coupon Fund 2010               0.93%             --            0.93%
--------------------------------------------------------------------------------------------------
 Janus Aspen Series--Service Shares
--------------------------------------------------------------------------------------------------
Flexible Bond Portfolio(8)                   0.80%           0.00%           0.80%
Forty Portfolio(8)                           0.91%             --            0.91%
International Growth Portfolio               0.93%             --            0.93%
--------------------------------------------------------------------------------------------------
 Lord Abbett Series Fund--Class VC
--------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                     0.98%          (0.08)%          0.90%
Growth and Income Portfolio                  0.89%             --            0.89%
Mid-Cap Value Portfolio                      1.17%             --            1.17%
--------------------------------------------------------------------------------------------------
 MFS(R) Variable Insurance Trust(SM)--
 Initial Class
--------------------------------------------------------------------------------------------------
MFS(R) Mid Cap Growth Series                 0.87%             --            0.87%
MFS(R) Total Return Series                   0.83%             --            0.83%
MFS(R) Utilities Series                      0.89%             --            0.89%
--------------------------------------------------------------------------------------------------
 Oppenheimer Variable Account Funds--
 Service Class
--------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA        0.91%             --            0.91%
Oppenheimer Main Street Fund(R)/VA           0.92%             --            0.92%
--------------------------------------------------------------------------------------------------
 PBHG Insurance Series Fund
--------------------------------------------------------------------------------------------------
Liberty Ridge Mid-Cap Portfolio(9)           1.17%           0.00%           1.17%
Liberty Ridge Select Value Portfolio(9)      0.92%           0.00%           0.92%
--------------------------------------------------------------------------------------------------
 PIMCO Variable Insurance Trust--Administrative Class
--------------------------------------------------------------------------------------------------
Global Bond Portfolio (Unhedged)             0.90%           0.00%           0.90%
Real Return Portfolio(6)                     0.65%           0.00%           0.65%
StocksPLUS Growth and Income Portfolio       0.65%           0.00%           0.65%
--------------------------------------------------------------------------------------------------
 The Universal Insitutional Funds,
--------------------------------------------------------------------------------------------------
Inc.--Share Class I
--------------------------------------------------------------------------------------------------
U.S. Real Estate Portfolio(10)               1.02%           0.00%           1.02%
--------------------------------------------------------------------------------------------------



(1) The management fees for each portfolio cannot be increased without a vote of that portfolio's shareholders. See footnote 4 for any expense limitation agreement information.

(2) Portfolio shares are all subject to fees imposed under the distribution plans (the " Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the investment company Act of 1940. The 12b-1 fees will not be increased for the life of the contracts.


(3) Other expenses shown are those incurred in 2004. The amounts shown as "Other expenses" will fluctuate from year to year depending on actual expenses. See footnote 4 for any expense limitation agreement.


(4) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each portfolio. The absence of an applicable expense limitation is indicated by a dash ("--"). That the expense limitation arrangement did not result in a fee waiver or reimbursement is indicated by "0.00%." AXA Equitable, the investment manager of the EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain portfolios, which are effective through April 30, 2006. Under these agreements AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits each affected portfolio's total annual expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, and extraordinary expenses) to not more than specified amounts. Therefore, each portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. AIM Variable Insurance Funds' advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. In determining advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense of short sales; (v) extraordinary items (these are



                                                    Benefits and risks summary 8
      expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees;
      (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2006. For the fiscal year ending December 31, 2005, Liberty Ridge Capital has contractually agreed to waive that portion, if any, of the annual management fees payable by the portfolios and to pay certain expenses of the portfolios to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%, in the case of the Mid-Cap Portfolio and 1.00%, in the case of the Select Value Portfolio. You should also know that in any fiscal year in which either portfolio's total assets are greater than $75 million and, in the case of the Mid-Cap Portfolio, its total annual fund operating expenses are less than 1.20% and, in the case of the Select Value Portfolio, less than 1.00%, the portfolios' Board of Trustees may elect to reimburse Liberty Ridge Capital for any fees it waived or expenses it reimbursed on the Portfolios' behalf, respectively, during the previous two fiscal years. The Board has made no reimbursement election for the fiscal year ended December 31, 2004. PIMCO has contractually agreed, for the current fiscal year (12/31), to reduce net annual portfolio expenses for the Global Bond Portfolio, Real Return Portfolio and the StocksPLUS Growth and Income Portfolio, respectively, to the extent such expenses would exceed, due to the payment of Trustee's fees, 0.90%, 0.65%, and 0.65% of their respective average daily net assets. Under each of the respective Expenses Limitation Agreements, which renews annually unless terminated by PIMCO upon 30 days' notice, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. In addition, certain investment managers have voluntarily agreed to reduce their management fee and/or reimburse the portfolio so that total annual operating expenses of a portfolio (exclusive of investment-related expenses such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. These investment managers reserve the right to terminate any such waivers and/or reimbursements at any time without notice. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of EQ Advisors Trust and MFS(R) Variable Insurance Trust is used to reduce the applicable portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expense would be as shown in the table below:




---------------------------------------------------------
 Portfolio Name
---------------------------------------------------------
   EQ/Enterprise Multi Cap Growth Portfolio   1.20%
   EQ/Small Company Value Portfolio           1.16%
   MFS(R) Total Return Series                 0.82%
   MFS(R) Utilities Series                    0.88%
---------------------------------------------------------



(5) Effective January 1, 2005 through December 31, 2009, for the AIM V.I. Basic Value Fund, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement.

(6) Effective on or about May 9, 2005, both of these portfolios will be managed by the same portfolio manager using the same investment strategy. The Real Return Portfolio of the PIMCO Variable Insurance Trust is advised by Pacific Investment Management Company, LLC ("PIMCO"). For the EQ/PIMCO Real Return Portfolio, AXA Equitable serves as the overall investment manager, and PIMCO is the sub-adviser that provides the day-to-day investment management. Both portfolios invest primarily in inflation-indexed bonds. The two portfolios are different funds with different boards of directors and thus may have different fees and performance. Please read the prospectus for each portfolio before choosing the subaccount in which to invest.

(7) Franklin Rising Dividends Securities Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission.

(8) Management fees for Janus Aspen Series portfolios have been restated to reflect reductions in the portfolios' management fees effective July 1, 2004.

(9) The expense information in the table has been restated to reflect the reduced administrative services fee Old Mutual Fund Services charges the Portfolios. Effective October 1, 2004, the fee for each Portfolio was reduced from 0.15%to approximately 0.12%.

(10) Management fees for The Universal Institutional Funds, Inc. portfolio has been restated to reflect reductions effective as of November 1, 2004.

We offer other variable life insurance policies which may also invest in the same (or many of the same) Fund Portfolios offered under the Policy. These policies may have different charges that could affect their subaccounts performing and they may offer different benefits.



9 Benefits and risks summary

2. Who is MONY Life Insurance Company?


--------------------------------------------------------------------------------


MONY LIFE INSURANCE COMPANY
The Policy is issued by MONY Life Insurance Company. In this prospectus, MONY Life Insurance Company is referred to as the "Company." The Company is a stock life insurance company organized in 1998 under the laws of the New York. Prior to 1998, the Company operated as The Mutual Life Insurance Company of New York, a mutual life insurance company. The Company is licensed to sell life insurance and annuities in 50 states (not including New York), the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. The principal office of the Company is located at 1290 Avenue of the Americas, New York, NY 10104. The Company is obligated to pay all amounts promised under the Policy.

AXA Financial Inc. ("AXA Financial"), a diversified financial services company, is the parent company of the Company. AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies. AXA Financial and its consolidated subsidiaries managed approximately $598 billion in assets as of December 31, 2004.

On July 8, 2004, AXA Financial completed its acquisition of The MONY Group Inc., which was, prior to that date, the parent company of the Company. The process of integrating the business operations of the Company with those of AXA Financial is expected to continue through 2005.


MONY VARIABLE ACCOUNT L

We established MONY Variable Account L as a separate account under New York law on November 28, 1990. We divided the Variable Account into subdivisions called subaccounts. Each subaccount invests exclusively in shares of a designated portfolio of the Funds.

The assets in the Variable Account belong to us. Assets equal to the reserves and other liabilities of the Variable Account will not be charged with liabilities that arise from any other business that we conduct. Realized or unrealized income gains or losses from assets allocated to the Variable Account and of each subaccount are credited to or charged against the Variable Account and that subaccount without regard to other income, gains or losses of the Company. We reserve the right to credit or charge a subaccount in a different manner if required, or appropriate, by reason of a change in law. We may from time to time transfer to our General Account, assets which exceed the reserves and other liabilities of the Variable Account.


CHANGES TO THE VARIABLE ACCOUNT

We may add new subaccounts that are not available under the Policy. We may substitute a portfolio for another portfolio of that Fund or of another Fund, if in our judgment, the portfolio no longer suits the purposes of the Policy due to a change in its investment objectives or restrictions. The new portfolio may have higher fees and charges than the one it replaced, and not all portfolios may be available to all classes of Policies. No substitution may take place without prior notice to you and prior approval of the SEC and insurance regulatory authorities, to the extent required by the Investment Company Act of 1940 (the "1940 Act") and applicable law.


We may also, where permitted by law:

o combine the Variable Account with any of our other separate accounts;

o deregister the Variable Account under the 1940 Act; and

o operate the Variable Account as a management company under the 1940 Act.


We will notify you of any changes we make. No material change in the investment policy of the Variable Account will be made without prior concurrence of pertinent regulatory authorities. We will notify the owner of any proposed change in the investment policy of the Variable Account. If the Owner objects to the change, he or she may exchange or transfer the entire amount of Fund Value in the subaccounts to the Guaranteed Interest Account. Election of this exchange transfer will change the Policy to a policy that is not dependent upon the investment results of a separate account. For more information regarding the exchange transfer option, you should refer to your policy or contact your agent.



                                         Who is MONY Life Insurance Company?  10

3. The Portfolios


--------------------------------------------------------------------------------


Although the investment objectives and policies of certain Funds or their portfolios are similar to the investment objectives and policies of other Funds or portfolios that may be managed or sponsored by the same investment adviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to any other Fund or portfolio, even where the investment adviser or manager is the same. Differences in portfolio size, actual investments held, expenses, and other factors all contribute to differences in performance. For all of these reasons, you should expect investment results to differ. In particular, certain Funds or portfolios available through the policy may have names similar to Funds or portfolios not available through the policy. The performance of any Fund or portfolio not available through the policy is not indicative of performance of the similarly named Fund or portfolio available through the Policy.

The following table lists the portfolios that correspond to the subaccounts of MONY Variable Account L that are available to you under the policy, their objective, and the names of the portfolio investment adviser and sub-advisers, as applicable. Before you choose a subaccount to which to allocate your net premium payments and to transfer Fund Value, carefully read the prospectus for each Fund, along with this prospectus. Please call your agent or our Operations Center to obtain Fund prospectuses. There is no assurance that any of the portfolios will meet objectives. We do not guarantee any minimum value for amounts allocated to MONY Variable Account L. You bear the investment risk of investing in the portfolios. Also, please note that AXA Equitable serves as the investment manager of the Portfolios of EQ Advisors Trust.



--------------------------------------------------------------------------------------------
 Portfolio Name                 Objective
--------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST--CLASS 1A*
--------------------------------------------------------------------------------------------
EQ/GOVERNMENT SECURITIES(1)    Seeks to maximize income and capital appreciation
                               through investment in the highest credit quality debt
                               obligations.
--------------------------------------------------------------------------------------------
EQ/LONG TERM BOND(2)           Seeks to maximize income and capital appreciation
                               through investment in long-maturity debt obligations.
--------------------------------------------------------------------------------------------
EQ/MONY MONEY MARKET           Seeks to maximize current income while preserving capi-
                               tal and maintaining liquidity.
--------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST--CLASS 1B*
--------------------------------------------------------------------------------------------
EQ/BEAR STEARNS                Seeks to achieve capital appreciation.
SMALL COMPANY GROWTH(3)
--------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY      Seeks a combination of growth and income to achieve an
 INCOME(4)                     above-average and consistent total return.
--------------------------------------------------------------------------------------------
EQ/ENTERPRISE MANAGED          Seeks to achieve growth of capital over time.
--------------------------------------------------------------------------------------------
EQ/ENTERPRISE MULTI-CAP        Seeks to achieve long term capital appreciation.
 GROWTH
--------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL           Seeks to achieve capital appreciation.
 GROWTH(6)
--------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN(7)**      Seeks maximum real return consistent with preservation
                               of real capital and prudent investment management
--------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND(8)      Seeks current income with reduced volatility of principal.
--------------------------------------------------------------------------------------------
EQ/SMALL COMPANY VALUE(5)      Seeks to maximize capital appreciation.
--------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME(9)    Seeks to achieve total return through capital appreciation with income as a secondary consideration.
--------------------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
--------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND      Seeks long-term growth of capital.
--------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY   Seeks long-term growth of capital.
 FUND
--------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------
 Portfolio Name                 Adviser (and Sub-Adviser, as applicable)
--------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST--CLASS 1A*
--------------------------------------------------------------------------------------------
EQ/GOVERNMENT SECURITIES(1)    o Boston Advisors, Inc.
--------------------------------------------------------------------------------------------
EQ/LONG TERM BOND(2)           o Boston Advisors, Inc.
--------------------------------------------------------------------------------------------
EQ/MONY MONEY MARKET           o Boston Advisors, Inc.
--------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST--CLASS 1B*
--------------------------------------------------------------------------------------------
EQ/BEAR STEARNS                o Bear Stearns Asset Management Inc.
 SMALL COMPANY GROWTH(3)
--------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY      o Boston Advisors, Inc.
 INCOME(4)
--------------------------------------------------------------------------------------------
EQ/ENTERPRISE MANAGED          o Wellington Management Company LLP
--------------------------------------------------------------------------------------------
EQ/ENTERPRISE MULTI-CAP        o Montag & Caldwell, Inc.
 GROWTH
--------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL           o Montag & Caldwell, Inc.
 GROWTH(6)
--------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN(7)**      o Pacific Investment Management Company,
                                 LLC
--------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND(8)      o Boston Advisors, Inc.
--------------------------------------------------------------------------------------------
EQ/SMALL COMPANY VALUE(5)      o GAMCO Investors, Inc.
--------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME(9)    o UBS Global Asset Management
                               (Americas) Inc.
--------------------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
--------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND      o A I M Advisors, Inc.
--------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY   o A I M Advisors, Inc.
 FUND
--------------------------------------------------------------------------------------------


11 The Portfolios

---------------------------------------------------------------------------------------------------------------
 Portfolio Name                                   Objective
---------------------------------------------------------------------------------------------------------------
 THE ALGER AMERICAN FUND -- CLASS O SHARES
---------------------------------------------------------------------------------------------------------------
ALGER AMERICAN BALANCED                          Seeks current income and long-term capital appreciation.
 PORTFOLIO
---------------------------------------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP                            Seeks long-term capital appreciation.
 GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------
 DREYFUS INVESTMENT PORTFOLIOS -- SERVICE SHARES
---------------------------------------------------------------------------------------------------------------
SMALL CAP STOCK INDEX                            Seeks to match the performance of S&P Small Cap 600
 PORTFOLIO                                       Index.
---------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES                       Seeks to maximize income while maintaining prospects
 FUND                                            for capital appreciation.
---------------------------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS                        Seeks long-term capital appreciation. Preservation of
 SECURITIES FUND                                 capital, while not a goal, is also an important consideration.
---------------------------------------------------------------------------------------------------------------
FRANKLIN ZERO COUPON 2010                        Seeks to provide as high an investment return as is
 FUND                                            consistent with capital preservation.
---------------------------------------------------------------------------------------------------------------
 JANUS ASPEN SERIES -- SERVICE SHARES
---------------------------------------------------------------------------------------------------------------
FLEXIBLE BOND PORTFOLIO                          Seeks to obtain maximum total return, consistent with
                                                 preservation of capital.
---------------------------------------------------------------------------------------------------------------
FORTY PORTFOLIO                                  Seeks long-term growth of capital.
---------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH                             Seeks long-term growth of capital.
 PORTFOLIO
---------------------------------------------------------------------------------------------------------------
 LORD ABBETT SERIES FUND -- CLASS VC
---------------------------------------------------------------------------------------------------------------
BOND-DEBENTURE PORTFOLIO                         Seeks high current income and the opportunity for capital
                                                 appreciation to produce a high total return.
---------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME                                Seeks long-term growth of capital and income without
 PORTFOLIO                                       excessive fluctuations in market value.
---------------------------------------------------------------------------------------------------------------
MID-CAP VALUE PORTFOLIO                          Seeks capital appreciation by investing in equity
                                                 securities, which are believed to be undervalued in
                                                 the marketplace.
---------------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE INSURANCE TRUSTSM --  INITIAL CLASS
---------------------------------------------------------------------------------------------------------------
MFS(R) MID CAP GROWTH SERIES                     Seeks long-term growth of capital.
---------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES                       Seeks mainly to provide above-average income consistent
                                                 with the prudent employment of capital and, secondarily,
                                                 to provide a reasonable opportunity for growth of capital
                                                 and income.
---------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES                          Seeks capital growth and current income.
---------------------------------------------------------------------------------------------------------------
 OPPENHEIMER VARIABLE ACCOUNT FUNDS -- SERVICE CLASS
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL                               Seeks long-term capital appreciation.
 SECURITIES FUND/VA
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET                          Seeks high total return (which includes growth in the
 FUND(R)/VA                                      value of its shares as well as current income) from equity and debt securities.
---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
 Portfolio Name                                   Adviser (and Sub-Adviser, as applicable)
---------------------------------------------------------------------------------------------------------------
 THE ALGER AMERICAN FUND -- CLASS O SHARES
---------------------------------------------------------------------------------------------------------------
ALGER AMERICAN BALANCED                          o Fred Alger Management, Inc.
 PORTFOLIO
---------------------------------------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP                            o Fred Alger Management, Inc.
 GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------
 DREYFUS INVESTMENT PORTFOLIOS -- SERVICE SHARES
---------------------------------------------------------------------------------------------------------------
SMALL CAP STOCK INDEX                            o The Dreyfus Corporation
 PORTFOLIO
---------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES                       o Franklin Advisers, Inc.
 FUND
---------------------------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS                        o Franklin Advisory Services, LLC
 SECURITIES FUND
---------------------------------------------------------------------------------------------------------------
FRANKLIN ZERO COUPON 2010                        o Franklin Advisers, Inc.
 FUND
---------------------------------------------------------------------------------------------------------------
 JANUS ASPEN SERIES -- SERVICE SHARES
---------------------------------------------------------------------------------------------------------------
FLEXIBLE BOND PORTFOLIO                          o Janus Capital Management LLC
---------------------------------------------------------------------------------------------------------------
FORTY PORTFOLIO                                  o Janus Capital Management LLC
---------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH                             o Janus Capital Management LLC
 PORTFOLIO
---------------------------------------------------------------------------------------------------------------
 LORD ABBETT SERIES FUND -- CLASS VC
---------------------------------------------------------------------------------------------------------------
BOND-DEBENTURE PORTFOLIO                         o Lord, Abbett & Co. LLC
---------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME                                o Lord, Abbett & Co. LLC
 PORTFOLIO
---------------------------------------------------------------------------------------------------------------
MID-CAP VALUE PORTFOLIO                          o Lord, Abbett & Co. LLC
---------------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE INSURANCE TRUSTSM --  INITIAL CLASS
---------------------------------------------------------------------------------------------------------------
MFS(R) MID CAP GROWTH SERIES                     o Massachusetts Financial Services Company
---------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES                       o Massachusetts Financial Services Company
---------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES                          o Massachusetts Financial Services Company
---------------------------------------------------------------------------------------------------------------
 OPPENHEIMER VARIABLE ACCOUNT FUNDS --  SERVICE CLASS
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL                               o Oppenheimer Funds, Inc.
 SECURITIES FUND/VA
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET                          o Oppenheimer Funds, Inc.
 FUND(R)/VA
---------------------------------------------------------------------------------------------------------------


                                                               The Portfolios 12

---------------------------------------------------------------------------------------------------------------
 Portfolio Name                Objective
---------------------------------------------------------------------------------------------------------------
 PBHG INSURANCE SERIES FUND
---------------------------------------------------------------------------------------------------------------
LIBERTY RIDGE MID-CAP         Seeks to provide above average total return over a 3 to 5
 PORTFOLIO                    year market cycle, consistent with reasonable risk.
---------------------------------------------------------------------------------------------------------------
LIBERTY RIDGE SELECT VALUE    Seeks to provide long-term growth of capital and income.
 PORTFOLIO                    Current income is a secondary objective.
---------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS
---------------------------------------------------------------------------------------------------------------
PIMCO GLOBAL BOND PORTFOLIO   Seeks to maximize total return, consistent with preserva-
 (UNHEDGED)                   tion of capital and prudent investment management.
---------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN             Seeks to maximize real return, consistent with preserva-
 PORTFOLIO**                  tion of real capital, and prudent investment management.
---------------------------------------------------------------------------------------------------------------
PIMCO STOCKSPLUS GROWTH       An enhanced S&P 500 index strategy that seeks total
 AND INCOME PORTFOLIO         return, which exceeds the return of the S&P 500 Index.
---------------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- SHARE CLASS I
---------------------------------------------------------------------------------------------------------------
U.S. REAL ESTATE PORTFOLIO    The Portfolio seeks to provide above average current
                              income and long-term capital appreciation by investing
                              primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
 Portfolio Name                Adviser (and Sub-Adviser, as applicable)
---------------------------------------------------------------------------------------------------------------
 PBHG INSURANCE SERIES FUND
---------------------------------------------------------------------------------------------------------------
LIBERTY RIDGE MID-CAP         o Liberty Ridge Capital, Inc.
 PORTFOLIO
---------------------------------------------------------------------------------------------------------------
LIBERTY RIDGE SELECT VALUE    o Liberty Ridge Capital, Inc.
 PORTFOLIO
---------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE
---------------------------------------------------------------------------------------------------------------
TRUST -- ADMINISTRATIVE CLASS
---------------------------------------------------------------------------------------------------------------
PIMCO GLOBAL BOND PORTFOLIO   o Pacific Investment Company LLC
 (UNHEDGED)
---------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN             o Pacific Investment Company LLC
 PORTFOLIO**
---------------------------------------------------------------------------------------------------------------
PIMCO STOCKSPLUS GROWTH       o Pacific Investment Company LLC
 AND INCOME PORTFOLIO
---------------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- SHARE CLASS I
---------------------------------------------------------------------------------------------------------------
U.S. REAL ESTATE PORTFOLIO    o Morgan Stanley Investment Management
                                Inc., which does business in certain instances
                                using the name "Van Kampen," is the invest-
                                ment adviser to the Universal Institutional
                                Funds, Inc.
---------------------------------------------------------------------------------------------------------------



* This portfolio information reflects the portfolio's name change and objective change (if applicable) effective on or about May 9, 2005, subject to regulatory approval. The table below reflects the portfolio information in effect until on or about May 9, 2005. The number in the "FN" column corresponds with the number contained in the table above.




----------------------------------------------------------------------------------------
 FN          Portfolio Name until May 9, 2005     Portfolio Objective until May 9, 2005
----------------------------------------------------------------------------------------
   (1)      EQ/MONY Government Securities        No change
----------------------------------------------------------------------------------------
   (2)      EQ/MONY Long Term Bond               No change
----------------------------------------------------------------------------------------
   (3)      EQ/Enterprise Small Company Growth   No change.
----------------------------------------------------------------------------------------
   (4)      EQ/Enterprise Equity Income          No change.
----------------------------------------------------------------------------------------
   (5)      EQ/Enterprise Small Company Value    No change.
----------------------------------------------------------------------------------------
   (6)      EQ/Enterprise Growth                 No change.
----------------------------------------------------------------------------------------
   (7)      EQ/Enterprise Total Return           Seeks total return.
----------------------------------------------------------------------------------------
   (8)      EQ/Enterprise Short Duration Bond    No change.
----------------------------------------------------------------------------------------
   (9)      EQ/Enterprise Growth and Income      No change.
----------------------------------------------------------------------------------------



** Effective on or about May 9, 2005, both of these portfolios will be managed by the same portfolio manager using the same investment strategy. The Real Return Portfolio of the PIMCO Variable Insurance Trust is advised by Pacific Investment Management Company, LLC ("PIMCO"). For the EQ/PIMCO Real Return Portfolio, AXA Equitable serves as the overall investment manager, and PIMCO is the sub-adviser that provides the day-to-day investment management. Both portfolios invest primarily in inflation-indexed bonds. The two portfolios are different funds with different boards of directors and thus may have different fees and performance. Please read the prospectus for each portfolio before choosing the subaccount in which to invest.

You should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. Share classes, where applicable, are defined in the corresponding Fund prospectus. The prospectuses for the Fund contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Fund prospectuses that do not accompany this Prospectus, you may call one of our customer service representatives at 1-800-487-6669.



13 The Portfolios

YOUR RIGHT TO VOTE PORTFOLIO SHARES

As required by law, we will vote portfolio shares held in the Variable Account at any regular and special meetings of the shareholders of the Funds. We will exercise these voting rights based on the instructions received from Owners having the voting interest in corresponding subaccounts of the Variable Account. We may elect to vote the shares of the Funds in our own right if the 1940 Act or any regulations thereunder is amended, and as a result, we determine that it is permitted to vote the shares of the Funds in our right.

We will determine the number of votes which you have the right to cast by dividing your Fund Value in a subaccount that corresponds to the portfolio by $100. Fractional votes will be counted. The number of Owner votes will be determined as of the date we set. However, such date will not be more than 90 days before the date established by the corresponding Fund for determining shareholders eligible to vote at that Fund's meeting. If required by the SEC, we reserve the right to determine the voting rights in a different fashion. You may cast your voting instructions in person or by proxy.

We will vote portfolio shares for which we received no timely instructions in proportion to the voting instructions which are received for all Policies participating in that subaccount. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.


DISREGARD OF VOTING INSTRUCTIONS

We may disregard voting instructions when required by state insurance regulatory authorities, if, (1) the instructions require that voting rights be exercised so as to cause a change in the subclassification or investment objective of a portfolio, or (2) to approve or disapprove an investment advisory contract. In addition, we may disregard voting instructions of changes initiated by Owners or the investment adviser (or portfolio manager) of a portfolio. Our disapproval of such change must be reasonable and must be based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the portfolio's objectives and purpose, and considering the effect the change would have on us. If we do disregard voting instructions, a summary of that action and the reasons for such action will be included in the next report to Owners.



                                                               The Portfolios 14

4. The Guaranteed Interest Account

--------------------------------------------------------------------------------


Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guaranteed Interest Account or our General Account under the Securities Act of 1933 or under the 1940 Act. Accordingly, neither the Guaranteed Interest Account nor any interest therein is generally subject to the provisions of these Acts and, as a result, the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus. For more details regarding the Guaranteed Interest Account, please see your Policy.


You may allocate all or a portion of your net premiums and transfer Fund Value to our Guaranteed Interest Account. Amounts allocated to the Guaranteed Interest Account become part of the General Account, which supports insurance and annuity obligations. The amounts allocated to the General Account are subject to the liabilities arising from the businesses we conduct. Subject to applicable law, we have sole discretion over the investment of the assets of the General Account.


We guarantee that we will credit the Fund Value in the Guaranteed Interest Account with a minimum interest rate of 0.0107% compounded daily, for a minimum effective annual rate of 4%. We may, in our sole discretion, declare current interest in excess of the 4% effective annual rate. We may declare excess interest based on such factors including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. We cannot predict or guarantee future excess interest rates.


Before the beginning of each calendar month, we will declare an interest rate. The declared rate will apply to premium payments and transfers into the Guaranteed Interest Account made during the calendar month. To obtain the rate, please contact your agent. The calendar year and month the payment or transfer is made determines the "generation" of such monies. The current interest may be credited from the date of the payment or transfer for a period of 12 months beginning the first day of the monthly generation to which the payment or transfer is assigned. After the first 12 months, a renewal interest rate may be declared for a new 12-month period. At the end of the renewal period, all monies will earn an interest rate which is declared monthly and applies for a one-month period. Any rate we declare in excess of the minimum interest rate may be changed or discontinued by us at anytime after it is declared, but such change or discontinuance will only affect the crediting of interest that accrues after the change or discontinuance.

We bear the full investment risk for the Fund Value allocated to the Guaranteed Interest Account.


15  The Guaranteed Interest Account

5. The Policy

--------------------------------------------------------------------------------

We designed the Policy to meet the needs of individuals as well as for corporations who provide coverage and benefits for key employees.


APPLYING FOR A POLICY

To purchase a Policy, you must complete an application and then have your agent submit it to us at our Operations Center. After you have done this, it can sometimes take several weeks for us to gather and evaluate the information we need to decide whether to issue a Policy to you and if so, what the Insured's risk class should be. After we approve an application for a Policy and assign the appropriate risk class, we will prepare the Policy for delivery.


You must pay an initial premium of a sufficient amount before or at the time we deliver your Policy. (If you submit your initial premium with your application, we will place your premium in our General Account where it will earn interest at an effective annual rate of at least 4%). See "Premiums." Coverage generally becomes effective on the Policy Date. We will not pay a Death Benefit before the Policy Date unless temporary insurance coverage, as discussed below, was in effect.


We will issue a Policy covering an Insured who is up to and including age 85, providing we receive evidence of insurability that satisfies us. If a qualified plan will own the Policy, the Insured cannot be less than 18 years old or more than 70 years old. Required evidence of insurability may include, among other things, a medical examination of the Insured. We may reject an application for any lawful reason.



TEMPORARY INSURANCE COVERAGE

You may apply for temporary insurance coverage. To be eligible for such coverage, you must complete, sign and deliver the application (including Part 2, if required) to us, submit at least the Minimum Monthly Payment along with your application, and satisfactorily answer several health questions. Provided all these conditions are met and the statements and answers made in all parts of the application are true and complete when the premium is paid, then coverage shall take effect on the later of the date the Minimum Monthly Premium is paid or, if Part 2 is required, on the date that Part 2 is completed. However, if you should die as a result of an accidental bodily injury, directly and independently of all other causes, before a required Part 2 is completed, but after all the other above conditions have been met, then the temporary insurance will be deemed to have been in effect. Temporary insurance coverage will end on the earliest of:

o the policy release date (i.e., the date we authorize the Policy to be delivered to you), if the Policy is issued as applied for; or

o the 30th day after the policy release date or the date the Policy takes effect, if the Policy is issued other than as applied for or if sooner, when that Policy is either accepted or refused; or

o the 5th day after we mail a notice declining the application and enclosing a refund on any premium paid; or

o     the 90th day after the date of Part 1 of the application.



We will pay a Death Benefit if the Insured dies during the period of temporary coverage. This Death Benefit will be:

1. the insurance coverage applied for (including any optional riders) up to $1,000,000 less



2. the deductions from premium and the monthly deduction due prior to the date of death.


We hold the premiums paid for temporary insurance coverage in our General Account until the policy release date. If we issue the Policy, we will apply these amounts to your Policy. Please contact your agent and see the Statement of Additional Information for more information about temporary insurance coverage rates based on a younger insurance age.


BACKDATING

We will not backdate a Policy for more than six months (a shorter period is required in certain states) before the date of your application. For a backdated Policy, Monthly Deductions will begin on the backdated Policy Date. You therefore will incur charges before you otherwise would have if you had not backdated your Policy, and your initial premium payment must be in an amount sufficient to cover the extra Monthly Deduction charges for the backdating period.


OWNER

You have all of the rights and benefits under the Policy while the Insured is living. These rights include the right to change the Beneficiary, to assign the Policy, to transfer Fund Value, or make full or partial surrenders. Assigning the Policy, and full and partial surrenders may have tax consequences.


CANCELING THE POLICY


You may cancel a Policy during the "Right to Return Policy" period by returning it to us at our Operations Center, or to the agent who sold it, and receive a refund of the full amount of the premium paid. The Right to Return Policy period runs for 10 days after you receive the Policy.



                                                                  The Policy  16

6. Premiums

--------------------------------------------------------------------------------

GENERAL

We will usually credit your initial premium payment to the Policy on the later of the date we approve your Policy or the date we receive your payment. We will credit any subsequent premium to the Policy on the Business Day we receive it at our Operations Center. If you submit your premium payment to your agent, we will not begin processing the premium payment until we have received it from your agent's selling firm.

If you have selected the Guideline Premium/Cash Value Corridor Test, the total premiums you pay may not exceed guideline premium limitations for the insurance set forth in the Internal Revenue Code of 1986, as amended (the "Code"). We may reject any premium, or any portion of a premium, that would result in the Policy being disqualified as life insurance under the Code. Further, we reserve the right to reject all or a portion of any premium payment if part (b) (Fund Value on the date of the Insured's death multiplied by a death benefit percentage) under either Death Benefit Option 1 or Death Benefit Option 2 is in effect.

We will promptly refund any rejected premium. We will tell you before we process a transaction, whether once we process the transaction, your Policy is in jeopardy of becoming a modified endowment contract under the Code.


INITIAL PREMIUM

You must pay an amount equal to at least the Minimum Monthly Premium to put the Policy in effect. However, if you want to pay premiums less often than monthly, the premium required to put the Policy in effect is equal to the Minimum Monthly Premium multiplied by 12 divided by the frequency of the scheduled premium payments.

We base your Minimum Monthly Premium on a number of factors. These factors include:

1.    your Specified Amount;

2.    any riders you added to the Policy; and

3. the Insured's age, smoking status, gender (unless unisex rates apply), and risk class.

We show the Minimum Monthly Premium in your Policy. After you pay this initial premium, subject to the limitations described below, you may choose the amount and frequency of premium payments to reflect your varying financial conditions.



TAX-FREE "SECTION 1035" EXCHANGES

You can generally exchange one life insurance policy for another on the life of the same insured in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy and there will be a new Surrender Charge for this Policy and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).


SCHEDULED PREMIUMS

Your initial Minimum Monthly Premium is the only premium payment you must make under the Policy. However, you greatly increase your risk of Policy termination if you do not regularly pay premiums at least as large as the Minimum Monthly Premium. Paying your Minimum Monthly Premiums will not necessarily keep your Policy in force. Additional premiums may be necessary to keep the Policy in force.

You may make your premium payments according to the schedule you established when you applied for the Policy. This scheduled premium payment provides for the payment of level premiums at fixed intervals over a specified period of time, and equals, at least, the Minimum Monthly Premium multiplied by 12 divided by the scheduled premium payment frequency. We will send you a premium reminder notice for the scheduled premium payment amount on an annual, semiannual or quarterly basis, at your option.


You should consider changing the amount of your scheduled premium payments if:

o you change your Specified Amount;


o you change your Death Benefit option;

o you change or add a rider;


o you take a partial surrender when you have elected Death Benefit Option 1 (see "Death Benefit"); or

o you select subaccounts that experience adverse investment performance.


You can change the amount and interval of payment of scheduled premiums at any time by writing us at our Operations Center. However, the new payment interval must satisfy our rules in use at the time of the change.


We will issue an endorsement to your Policy after an increase in Specified Amount that will provide you with the increased Minimum Monthly Premium amount.




ELECTRONIC PAYMENTS

You may have your bank automatically pay your premiums to us. If you authorize us, we will withdraw premiums from your bank account each month by electronic funds transfer. Based on your Policy Date, we may require that up to two Minimum Monthly Premiums be paid in cash before premiums may be paid by electronic funds transfer to the Company.


17  Premiums

UNSCHEDULED PREMIUMS

In general, you may make premium payments at any time and in any amount. However, we may reject or limit any unscheduled premium payment that would result in an immediate increase in the Death Benefit payable, unless you provide us with satisfactory evidence of insurability at the time of payment. If satisfactory evidence of insurability is not received, we may return the payment in whole or in part. In addition, we will reject all or a part of a premium payment and return it to you if the premium would exceed the maximum premium limitations prescribed by the federal income tax law definition of life insurance.


REPAYMENT OF OUTSTANDING DEBT

We will treat payments you send to us as premium payments, and not as repayment of Outstanding Debt, unless you request otherwise. If you request that the payment be treated as a repayment of Outstanding Debt, any part of a payment that exceeds the amount of Outstanding Debt will be applied to your Fund Value as a premium payment. Applicable taxes and sales charges are only deducted from any payment that constitutes a premium payment.


ALLOCATING PREMIUMS


When you apply for a Policy, you specify the percentage of your net premium payments we are to allocate to the subaccounts and to the Guaranteed Interest Account. Allocations must be in whole percentages, no allocation may be for less than 5% of a net premium, and allocation percentages must total 100%. You may change your allocations at any time by writing or calling our Operations Center. The change will apply to your net premium payments within 7 days after receipt of your instructions.

We will allocate your initial premium payment to our General Account until the end of the "Right to Return Policy" period. At the end of that period, we will transfer your Net Premium to the subaccounts and/or Guaranteed Interest Account you designated. After the "Right to Return Policy" period, we will allocate your net premiums to the subaccounts and/or Guaranteed Account on the Business Day that we receive the premium payment.


If you make an unscheduled premium payment, you may specify an allocation choice that differs from your allocation choice for your scheduled premium payments. This choice will not change your allocation choice for future scheduled premiums. Your allocation must be whole numbers only, each allocation must be for at least 5% of the unscheduled net premium, and the total must be 100% of the unscheduled net premium.


                                                                    Premiums  18

7. How your Fund Value varies

--------------------------------------------------------------------------------

FUND VALUE

Fund Value is the entire amount we hold under your Policy for you. Fund Value serves as the starting point for calculating certain values under a Policy. It is the sum of the total amount under the Policy in each subaccount, the amount held in the Guaranteed Interest Account, and the amount held in the Loan Account. We determine Fund Value first on your Policy Date, and after that, on each Business Day. Your Fund Value will vary to reflect the performance of the subaccounts to which you have allocated amounts and interest we credit on amounts in the Guaranteed Interest Account, and will also vary to reflect Outstanding Debt, charges for the Monthly Deduction, mortality and expense risk charges, partial surrenders, and loan repayments. Your Fund Value may be more or less than the premiums you paid.



CASH VALUE

Your Cash Value on any Business Day is the Fund Value reduced by any surrender charge and any Outstanding Debt.


SUBACCOUNT VALUES

On any Business Day, the value of a subaccount equals the number of Units we credit to the Policy multiplied by the Unit value for that Day. We make the calculation before the purchase or redemption of Units on that Day.


Every time you allocate or transfer money to or from a subaccount, we convert that dollar amount into Units. When you make allocations to a subaccount, either by premium allocation, transfer of Fund Value, transfer of loan interest from the General Account, or repayment of a loan, we credit your Policy with Units in a subaccount. When we assess the Monthly Deduction, and when you take a loan, a partial surrender, or transfer from a subaccount, we decrease the number of Units you hold in a subaccount.



SUBACCOUNT UNIT VALUE


The unit value of each subaccount on its first Business Day was set at $10.00. To determine the unit value of a subaccount on any later Business Day, the Company takes the prior Business Day's Unit Value and multiplies it by the Net Investment Factor for the current Business Day. The New Investment Factor is used to measure the investment performance of a subaccount from one Business Day to the next. The Net Investment factor for each subaccount equals:

(1) the net asset value per share of each portfolio held in the subaccount at the end of the current Business Day, plus the share amount of any dividend or capital gains distributed by the portfolio held in the subaccount on the current Business Day, divided by

(2) the net asset value per share of each portfolio held in the subaccount at the end of the prior Business Day, minus


(3) the daily mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.


The unit value of these subaccounts may increase, decrease or remain the same from Business Day to Business Day. The unit value depends on the investment performance of the portfolio of the Fund in which the subaccount invests and any expenses and charges deducted from MONY Variable Account L. The Owner bears the entire investment risk. Owners should periodically review their allocations of payments and values in light of market conditions and overall financial planning requirements.


GUARANTEED INTEREST ACCOUNT VALUE


On any Business Day, Fund Value in the Guaranteed Interest Account is:

o the accumulated value with interest on the net premiums allocated and amounts transferred to, the Guaranteed Interest Account before that Day; minus

o withdrawals from the Guaranteed Interest Account before that Day for any partial surrender and its fee, any amounts transferred from the Guaranteed Interest Account and the transfer charge, if any, and any Monthly Deductions.


19  How your Fund Value varies

8. Transfers

--------------------------------------------------------------------------------


After the Right to Return Policy period has ended, you may transfer all or a portion of your Fund Value between and among the subaccounts of the Variable Account and the Guaranteed Interest Account subject to certain conditions. Transfers from a subaccount will take effect at the end of the Business Day we receive your request at our Operations Center. Transfers from the Guaranteed Interest Account will take effect on the policy anniversary, or if later, on the Business Day that falls on, or next follows, the date we receive your request at our Operations Center. We may postpone transfers to, from, or among the subaccounts under certain circumstances. See "Transfers by third parties" and "Payments and telephone/facsimile/web transactions."


We restrict transfers from the Guaranteed Interest Account. You may only transfer Fund Value from the Guaranteed Interest Account once each Policy Year. We must receive your request to transfer Fund Value from the Guaranteed Interest Account within 10 days before or 30 days after a policy anniversary.


When thinking about a transfer of Fund Value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. We consider a request for a transfer to be one transaction. We may charge for transfers. See "Charges and Deductions."



TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give a third party the right to effect transfers on your behalf. However, when the same third party makes transfers for many Owners, the result can be simultaneous transfers involving large amounts of Fund Value. Such transfers can disrupt the orderly management of the portfolios underlying the Policy, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds, and the managements of the Funds share this position.


Therefore, to the extent necessary to reduce the adverse effects of simultaneous transfers made by third parties who make transfers on behalf of multiple Owners, we may not honor such transfers. We will notify you in writing if we do not process a transfer request. Also, we will institute procedures to assure that the transfer requests that we receive have, in fact, been made by the Owners in whose names they have been submitted. These procedures will not, however, prevent Owners from making their own transfer requests.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the subaccounts invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

The EQ Advisors Trust (the "Trust") has adopted policies and procedures designed to discourage disruptive transfers by policy owners investing in the portfolios of the Trust. The Trust discourages frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. As a general matter, the Trust reserves the right to refuse or limit any purchase or exchange order by a particular investor (or group of related investors) if the transaction is deemed harmful to the portfolio's other investors



                                                                   Transfers  20
or would disrupt the management of the portfolio. The Trust monitors aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the Trust obtains from us policy owner trading activity. The Trust currently considers transfers into and out of (or vice versa) the same subaccounts within a five business day period as potentially disruptive transfer activity. When a policy owner is identified as having engaged in a potentially disruptive transfer for the first time, a letter is sent to the policy owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or the Trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. The current and any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

We may also offer investment options with underlying portfolios that are not part of the EQ Advisors Trust (the "unaffiliated trusts"). Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity, which may be different than those applied by the Trust. In most cases, the unaffiliated trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectus for the underlying trust for information regarding the policies and procedures, if any, employed by that trust and any associated risks of investing in that trust. If an unaffiliated trust advises us that there may be disruptive transfer activity from our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. If the underlying trust determines that the trading activity of a particular policy owner is disruptive, we will take action to limit the disruptive trading activity of that policy owner as discussed above.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. Our ability to monitor potentially disruptive transfer activity is limited in particular with respect to certain group contracts. Group annuity contracts may be owned by retirement plans that provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners/participants may be treated differently than others, resulting in the risk that some policy owners/participants may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.



21  Transfers

9. Death Benefits


--------------------------------------------------------------------------------

As long as your Policy is in effect and before the maturity date, we will pay the Death Benefit proceeds upon receipt at our Operations Center of satisfactory proof of the Insured's death. We may postpone payment of the death benefit under certain conditions. See "Payments and telephone/facsimile/web transactions." We will pay the proceeds to the Beneficiary.


AMOUNT OF DEATH BENEFIT PROCEEDS PAYABLE

The amount of Death Benefit proceeds payable equals:

1.    the Policy's Death Benefit; plus

2.    any insurance proceeds provided by rider; less

3. any Outstanding Debt, and if the death of the Insured occurs dur ing any period for which a Monthly Deduction has not been made, any Monthly Deduction that may apply to that period, including the deduction for the month of death.

Under certain circumstances, we may further adjust the amount of the Death Benefit proceeds payable. See "Incontestability," and "Misstatement of age or sex," and "Suicide exclusion."


DEATH BENEFIT OPTIONS

When you apply for the Policy, you have to make three choices about your Death Benefit. First, you must select the death benefit compliance test; second you must tell us how much life insurance you want on the Insured; and finally, you must select a Death Benefit option.

The Policy must satisfy alternative death benefit compliance tests to qualify as life insurance under section 7702 of the Code: the Cash Value Accumulation Test or the Guideline Premium/Cash Value Corridor Test. Each test effectively requires that the Policy's Death Benefit, plus any outstanding loans and accrued interest thereon, and any unpaid Monthly Deductions, always be equal to or greater than the Fund Value multiplied by a certain death benefit percentage. Under the Cash Value Accumulation test, the death benefit percentages vary by Insured's attained age, gender and smoking status and in general, will not limit the amount you can pay into the Policy; under the Guideline Premium/Cash Value Corridor Test, the death benefit percentages vary by the Insured's attained age, and will limit the amount you pay into the Policy. Your minimum Death Benefit will generally be larger should you select the Cash Value Accumulation Test, while your Fund Value will generally be greater in the long term under the Guideline Premium/Cash Value Corridor Test because your amount at risk will be lower which may result in lower cost of insurance charges in later Policy Years. In most situations, the Death Benefit that results from the Cash Value Accumulation Test will be more than the Death Benefit that results from the Guideline Premium/Cash Value Corridor Test. However, under the Guideline Premium/Cash Value Corridor Test, the premiums you pay into the Policy will be limited. Under the Cash Value Accumulation test, there is no limit to the amount that may be paid in premiums as long as there is enough Death Benefit in relation to Fund Value at all times. Once you choose the test, you cannot change it.

You also must tell us how much life insurance coverage you want on the life of the Insured. We call this the Specified Amount. The minimum Specified Amount is $50,000.


Finally, you tell us whether you want Death Benefit Option 1 or Death Benefit Option 2. If you prefer to have premium payments and any favorable investment performance reflected partly in the form of an increasing Death Benefit, you should consider choosing Death Benefit Option 2. If you are satisfied with the amount of the insured's existing insurance coverage and prefer to have premium payments and any favorable investment performance reflected to the maximum extent in Fund Value (thus reducing the cost of insurance charges), you should consider choosing Death Benefit Option 1. Subject to certain restrictions, you may change your Death Benefit Option (see below).


Under Death Benefit Option 1, your Death Benefit will be the greater of:


a.    the Specified Amount in effect on the date of the Insured's death; or

b. Fund Value on the date of the Insured's death multiplied by a death benefit percentage.


Under Death Benefit Option 2, your Death Benefit will be the greater of:


a. the Specified Amount in effect on the date of the Insured's death, plus Fund Value on the date of the Insured's Death; or

b. Fund Value on the date of the Insured's death multiplied by a death benefit percentage.

The death benefit percentage will vary by the death benefit compliance test you selected. A table showing the death benefit percentages is in your Policy.


EXAMPLES OF OPTIONS 1 AND 2

The following examples demonstrate how we calculate the Death Benefit under Options 1 and 2. The examples show two Policies with the same Specified Amount, but Fund Values that vary as shown. We assume that the Insured is age 65 at the time of death and that there is no Outstanding Debt. We also assume that the date of death was on a Monthly Anniversary Day. Policy 1 shows what your Death Benefit would be for a Policy with low Fund Value. Policy 2 shows what your Death Benefit would be for a Policy with a higher Fund Value.


-----------------------------------------------------------------
                                  Policy 1      Policy 2
-----------------------------------------------------------------
Specified Amount               $100,000          $100,000
Fund Value on Date of Death    $ 35,000          $ 85,000
Death Benefit Percentage            120%              120%
Death Benefit under Option 1   $100,000          $102,000
Death Benefit under Option 2   $135,000          $185,000
-----------------------------------------------------------------





                                                              Death Benefits  22

CHANGES IN DEATH BENEFIT OPTIONS


You may change the Death Benefit option under your Policy by writing us at our Operations Center. If you change from Death Benefit Option 1 to Death Benefit Option 2, you must provide us with satisfactory evidence of insurability. We do not require evidence of insurability if you change from Death Benefit Option 2 to Death Benefit Option 1. The effective date of a change will be the Monthly Anniversary Day on or next after we accept the change.

If you change from Death Benefit Option 1 to Death Benefit Option 2, we will reduce your Policy's Specified Amount by the amount of the Policy's Fund Value at the date of the change. We will not permit you to change from Death Benefit Option 1 to Death Benefit Option 2 if the change would result in a new Specified Amount of less than $50,000.

If you change from Death Benefit Option 2 to Death Benefit Option 1, we will increase the Specified Amount of your Policy by the amount of the Policy's Fund Value at the date of the change. The change to Death Benefit Option 1 will generally reduce the Death Benefit payable in the future.

We will automatically change your Death Benefit option to Death Benefit Option 2 if the Insured becomes disabled and the Waiver of Monthly Deduction Benefit rider is in effect. Additional information about the riders available under the Policy is available from your agent.


A change in the Death Benefit option may affect the monthly cost of insurance charge since this charge varies with the amount at risk. Generally, the amount at risk is the amount by which the Death Benefit exceeds Fund Value. See "Deductions from Fund Value -- the Monthly Deduction." If the Policy's Death Benefit is not based on the death benefit percentage under Death Benefit Option 1 or Death Benefit Option 2, changing from Option 2 to Option 1 will generally decrease the amount at risk. Therefore, this change may decrease the cost of insurance charges. Changing from Death Benefit Option 1 to Death Benefit Option 2 will generally result in an amount at risk that remains level. However, such a change will result in an increase in the cost of insurance charges over time because the cost of insurance rates increase with the Insured's age. Changing the Death Benefit Option may have tax consequences. You should consult a tax adviser before changing the Death Benefit Option.


CHANGING THE SPECIFIED AMOUNT


You may change the Specified Amount under your Policy subject to the conditions described below.

Increasing the Specified Amount will generally increase your Policy's Death Benefit. Decreasing the Specified Amount will generally decrease your Policy's Death Benefit. The amount of change in the Death Benefit depends on (1) the Death Benefit option chosen, and (2) whether the Death Benefit under the Policy is being computed using the death benefit percentage at the time of the change. Changing the Specified Amount could affect the subsequent level of Policy values. For example, an increase in Specified Amount may increase the amount at risk, which will increase your cost of insurance charges over time. Conversely, a decrease in Specified Amount may decrease the amount at risk, which may decrease your cost of insurance over time. We offer a term life insurance rider. Depending on your circumstances, it may be more cost effective for you to purchase this rider rather than increasing your Specified Amount.

We will not permit any change that would result in your Policy being disqualified as a life insurance contract under Section 7702 of the Code. However, changing the Specified Amount may have other tax consequences. You should consult a tax adviser before changing the Specified Amount.



INCREASES


o You may increase the Specified Amount by submitting a written application and evidence of insurability to us at our Operations Center. The increase will take effect on the Monthly Anniversary Day that falls on, or next follows, the date we approve it.

o     You can only increase the Specified Amount until the Insured's age 85.

o     Your cost of insurance charges will increase.

o The increase will create a new "coverage segment." There will be a surrender charge associated with this coverage segment. We will allocate Fund Value after the increase first to the original coverage segment, and then to each coverage segment in order of the increases.

o Your Minimum Monthly Premium will increase, and we will make this adjustment prospectively to reflect the increase.

o If the Specified Amount is increased when a premium payment is received, we will process the increase before we process the premium payment.



DECREASES


o You may decrease the Specified Amount (or the amount of term insurance added by rider) by submitting a written application to us at our Operations Center. The decrease will take effect on the Monthly Anniversary Day that falls on, or next follows, the date we approve it.

o     You may not decrease the Specified Amount below $50,000.

o We will apply any decrease in your Specified Amount (whether requested by you or resulting from a partial surrender or a Death Benefit option change):

      1. to reduce the coverage segments of Specified Amount associated with the most recent increases in Specified Amount; then

      2.     to the next most recent increases successively; and last

      3.     to the original Specified Amount.

o Your Minimum Monthly Premium will not be adjusted for the decrease in the Specified Amount.

o If the Specified Amount is decreased when a premium payment is received, we will process the decrease before we process the premium payment.

o     Rider coverages may be affected by a decrease in Specified Amount.

o We will reject a decrease in Specified Amount, if, to effect the decrease, payments to you would have to be made from Fund Value


23  Death Benefits
   for compliance with the guideline premium limitations, and the amount of the payments would exceed the Cash Value of your Policy.

If a requested change is not approved, we will send you a written notice of our decision.


                                                              Death Benefits  24

10. Other optional insurance benefits

--------------------------------------------------------------------------------


Subject to availability and certain requirements, you may elect to add one or more of the optional insurance benefits described below. These optional benefits are added to your Policy by an addendum called a "rider." The amounts of these benefits are fully guaranteed when issued. As applicable, a charge is deducted monthly from the Fund Value for each optional benefit added to your Policy. You can cancel these benefits at any time.

The Company or your financial professional can provide you with more information about these optional insurance benefits. Some of these benefits may be selected only when you apply for your Policy. Some benefits are not available in combination with others and may not be available in your State. In addition, adding or canceling these benefits may have an effect on your Policy's status as a modified endowment contract. We can add, delete or modify the riders we are making available at any time before they become an effective part of your policy.

See "Tax considerations" for certain possible tax consequences of adding or deleting optional insurance benefits.


The following riders are available under the Policy:


ENHANCED MATURITY EXTENSION RIDER


This rider provides the option to extend coverage beyond the original maturity date of the Policy until the date death proceeds become payable such that the death benefit at maturity is determined in the same manner as it was prior to the original maturity date. Death proceeds payable upon the Insured's death on and after the original maturity date will equal the Death Benefit as determined under the Policy using 101% as the applicable percentage of Fund Value. There is a monthly cost for this rider which is deducted monthly from the Fund Value.



This rider must be elected at least 30 days but no more than 90 days before the original maturity date. If you elect this rider, the Policy provisions relating to maturity extension will not be effective. If you elect to end this rider, we will automatically provide coverage under the Policy provisions relating to maturity extension. Adding this rider to a policy and continuing the policy beyond the policy's maturity date may have tax consequences. (See "Tax considerations")

TERM LIFE TERM RIDER*

This rider provides additional death benefits on the life of the Insured until the Insured reaches age 80. You may convert the rider coverage without evidence of insurability to any level face amount permanent policy of insurance offered by us. The conversion must occur before the Insured's age 65 or 5 years from the issue of the rider, whichever is later.

SPOUSE'S YEARLY RENEWABLE TERM RIDER*


This rider provides for term insurance benefits on the life of the Insured's spouse, to the spouse's age 80.

PURCHASE OPTION RIDER

This rider provides the option to purchase additional coverage as specified in the rider at specific ages or after specific events without providing additional evidence that the Insured remains insurable.


WAIVER OF MONTHLY DEDUCTION RIDER

This rider provides for the waiver of certain charges while the Insured has a covered disability and the Policy is in effect. While the Insured is disabled, no deductions are made for (1) monthly administrative charges, (2) Monthly Expense Charges, (3) cost of insurance charges, and (4) rider charges.


CHILDREN'S TERM LIFE INSURANCE RIDER

This rider provides term insurance coverage on the lives of the children of the Insured under age 18. The coverage continues to the policy anniversary after the child's 22nd birthday.

Contact our Operations Center or your agent for additional information about the riders.



-----------------
*  This rider may not be elected after May 1, 2005.



25  Other optional insurance benefits

11. Benefits at maturity

--------------------------------------------------------------------------------


The maturity date for this Policy unless you elect to extend it under the Policy provisions or by electing the Enhanced Maturity Extension Rider is the policy anniversary following the Insured's 100th birthday. If the Insured is living on the maturity date, we will pay to you, as an endowment benefit, the Cash Value of the Policy. We will not accept premiums, nor will we take Monthly Deductions, after the maturity date. Payment of the benefit may be deferred until the date of the Insured's death under the Policy provisions or the Enhanced Maturity Extension Rider. Under the policy provisions, the death proceeds payable upon the Insured's death equal the Cash Value of the Policy at the original maturity date multiplied by a death benefit percentage of 101%. Under the Enhanced Maturity Extension Rider, the death benefit payable upon the Insured's death on and after the original maturity date will equal the Death Benefit as determined under the Policy using 101% as the applicable percentage of Fund Value.


If you elect the Enhanced Maturity Extension Rider, Policy provisions relating to maturity extension will not be effective. If you elect to end the rider, we will automatically provide coverage under the Policy provisions relating to maturity extension. Please see the Enhanced Maturity Extension Rider or your agent for more information.


                                                        Benefits at maturity  26

12. Accessing your money

--------------------------------------------------------------------------------

SURRENDERS
You may cancel and surrender your Policy at any time before the Insured dies by sending a written request together with the Policy to our Operations Center. Your Policy will terminate at end of the Business Day we receive your request.


The amount you will receive will be your Policy's Fund Value less (1) any surrender charge, and (2) any Outstanding Debt. However, if you surrender your Policy within 30 days of a policy anniversary, we will calculate your Cash Value in the Guaranteed Interest Account as follows. On the Business Day we determine your Cash Value, your Cash Value in the Guaranteed Interest Account will not be less than the Cash Value in the Guaranteed Interest Account as of that policy anniversary, less adjustments for partial surrenders (including fees), transfers (including transfer fees) and policy loans taken since that policy anniversary. Unless you select an optional payment plan, we will pay any proceeds in a lump sum.


A surrender may have adverse tax consequences. See "Tax considerations."


PARTIAL SURRENDERS

Until the maturity date, you may make a partial surrender at any time from your Policy by writing us at our Operations Center. We will process your partial surrender request at the end of the Business Day we receive your request.

Your partial surrender must be for at least $500 (plus its fee). We will not allow a partial surrender if your Fund Value after the partial surrender (including the partial surrender fee) would be less than $500 or would result in a Specified Amount in force of less than $50,000. If you have taken a loan on your Policy, the amount of the partial surrender is limited so that the loan amount, after the partial surrender, is not greater than 90% of Cash Value, less any accrued loan interest due on the next Policy anniversary.


You must allocate an amount or percent of your Fund Value in the subaccounts and the Guaranteed Interest Account from which we are to take your partial surrender. Allocations by percentages must be in whole percentages and the minimum percentage is 10% against any subaccount or the Guaranteed Interest Account. Percentages must total 100%. We will reject an allocation which does not comply with the rules or if there is not enough Fund Value in a subaccount or the Guaranteed Interest Account to provide its share of the allocation. If the Insured dies after the request for a partial surrender is sent to us and before it is effected, the amount of the partial surrender will be deducted from the Death Benefit proceeds. We will determine the Death Benefit proceeds taking into account the amount surrendered.



EFFECT OF PARTIAL SURRENDERS ON FUND VALUE AND DEATH BENEFIT PROCEEDS

When you make a partial surrender and you selected Death Benefit Option 1, we decrease the Specified Amount of your Policy by the amount of the partial surrender (excluding its fee). If you selected Death Benefit Option 2, a partial surrender will not change the Specified Amount of your Policy. However, if the Death Benefit is not equal to the Fund Value times a death benefit percentage, we will reduce the Death Benefit by the amount of the partial surrender (including its fee). Under either Death Benefit Option, if the Death Benefit is based on the Fund Value times the applicable death benefit percentage, the Death Benefit may decrease by an amount greater than the partial surrender.

There is a fee of $10 for each partial surrender. Partial surrenders may have adverse tax consequences. See "Tax considerations."


LOANS

You may borrow up to 90% of your Cash Value, less any accrued loan interest due on the next Policy anniversary, at any time by writing us at our Operations Center. (If you request a loan on a Monthly Anniversary Day, the maximum loan is reduced by the Monthly Deduction due on that day.) Your Policy is the only security for the loan. A loan may have tax consequences. You should consult your tax adviser before borrowing from your Policy.


To secure a loan, we transfer an amount equal to the loan proceeds from Fund Value in the Variable Account and the Guaranteed Interest Account to our Loan Account. You tell us from where we are to transfer this Fund Value. You can specify loan allocations by amount or percentages. Allocations by percentage must be in whole percentages and the minimum percentage is 5% against any subaccount or the Guaranteed Interest Account. If you do not specify an allocation, or if we cannot process your loan allocations because they do not comply with our rules or there is not enough Fund Value in a subaccount and/or the Guaranteed Interest Account to comply with your request, we will reject your request for a loan. We pay interest monthly on amounts allocated to our Loan Account at an annual rate not less than 4.0%. We may pay excess interest in our sole discretion. We will allocate amounts in the Loan Account that exceed your Outstanding Debt to the Variable Account and/or Guaranteed Interest Account as we determine.

We normally pay the amount of the loan within seven calendar days after we receive a proper request for a loan at our Operations Center. We may postpone payment of loan under certain conditions. See "Payments and telephone/facsimile/web transactions."


We charge interest on a loan. Loan interest is payable in arrears on each policy anniversary, and varies by the number of years since we issued your Policy. The interest you must pay on the loan is as follows:


-----------------------------------------
                     Interest Due
 Policy Year      (at an annual rate)
-----------------------------------------
1 through 20           5.00%
21 and after           4.25%
-----------------------------------------

27  Accessing your money

If you do not pay the interest when due, it will become part of the loan and accrue interest accordingly. To secure this "new" loan, we will deduct amounts from the Fund Value of each subaccount and/or the Guaranteed Interest Account in the same proportion that each bears to total Fund Value on the policy anniversary.


You may repay all or part of the Outstanding Debt (i.e., your loan amount plus interest on the loan) at any time by sending the repayment to our Operations Center. We will credit repayments on the Business Day that we receive them. You must clearly mark a repayment as a loan repayment or it will be credited as a premium.

If a loan repayment is made which exceeds the Outstanding Debt, we will consider the excess to be part of a scheduled premium payment, and the payment will be subject to the rules on acceptance of premium payments.

Upon each loan repayment, we will transfer an amount equal to the loan repayment from the Loan Account to the Variable Account and/or Guaranteed Interest Account according to your current premium allocation instructions.


We deduct any Outstanding Debt from your Cash Value and the Death Benefit proceeds payable on the Insured's death. We also deduct such amount from any Fund Value proceeds payable at maturity.



EFFECTS OF POLICY LOANS

A loan affects the Policy because we reduce Death Benefit proceeds and Cash Value under the Policy by the amount of Outstanding Debt. Repaying the loan causes the Death Benefit proceeds and Fund Value to increase by the amount of the repayment. As long as there is Outstanding Debt, we will hold an amount in the Loan Account equal to the loan amount as collateral. This amount is not affected by the Variable Account's investment performance or interest we credit on amounts allocated to the Guaranteed Interest Account. Amounts transferred from the Variable Account as collateral will affect the Fund Value of your Policy because we credit such amounts with an interest rate we declare rather than a rate of return reflecting the investment performance of the Variable Account.


There are risks involved in taking a loan, a few of which include the potential for your Policy to terminate if Cash Value is not sufficient to pay your monthly deductions. A loan may have adverse tax consequences. See "Tax considerations."


We will notify you if your Policy is in risk of termination and has entered a 61-day grace period. See "Termination."


                                                        Accessing your money  28

13. Termination
--------------------------------------------------------------------------------

GENERAL

Your Policy will remain in effect as long as:

1.    it has a Cash Value greater than zero; and

2. you make any required additional premium payments during the 61-day grace period.


If your Policy does not meet the conditions specified above, it will be in default. In that case, we will mail you a notice of insufficient premium or Cash Value that will inform you of the premium you must pay to keep your Policy in effect. You must pay this premium amount within the 61-day grace period from the date we send notice to you. If you do not pay the required premium, your Policy will end.


As discussed below, we have special rules relating to termination during the first three Policy Years and for three Policy Years following an increase in Specified Amount if that increase became effective during the first three Policy Years.


SPECIAL RULES FOR FIRST THREE POLICY YEARS

During the first three Policy Years (or the first three Policy Years following an increase in Specified Amount during that period), we guarantee that your Policy will not lapse if, on each Monthly Anniversary Day, either:

o     Your Policy's Cash Value is greater than zero; or

o The sum of the premiums paid minus all partial surrenders (excluding related fees), minus any Outstanding Debt, is greater than or equal to the Minimum Monthly Premium times the number of months your Policy has been in effect (or number of months from the most recent increase in Specified Amount). We refer to this as the minimum monthly premium test.

Your Policy may be at risk of termination if:

o     The insufficiency occurs after the first three Policy Years; or

o The minimum monthly premium test has not been met during the first three Policy Years (as described above).


AMOUNTS YOU MUST PAY TO KEEP YOUR POLICY IN EFFECT


If you receive a notice of insufficient premium or Cash Value, you must pay the amount stated in the notice to keep your Policy in effect. In general, the amount you must pay will vary based on the Policy Year of your Policy.


During the first three Policy Years (or within three years of an increase in Specified Amount during that period), you must pay:

1.    any unpaid Minimum Monthly Premium; plus

2.    one succeeding Minimum Monthly Premium.

After the third policy anniversary (or after three years from the most recent increase in Specified Amount during that period), you must pay:

1.    any unpaid Monthly Deduction; plus

2. an amount equal to two succeeding Monthly Deductions (plus the amount of the deductions from premiums for various taxes and the sales charge).


YOUR POLICY WILL REMAIN IN EFFECT DURING THE GRACE PERIOD

Your Policy will remain in effect through the grace period. This means that if the Insured should die during the grace period, a Death Benefit would still be payable, although we generally would reduce the Death Benefit proceeds by the unpaid Monthly Deduction as well as the Monthly Deduction for the month of death and by the amount of any Outstanding Debt. If you do not pay the required premium before the grace period ends, your Policy will terminate. It will have no value and no benefits will be payable. However, you may reinstate your Policy within certain circumstances.


REINSTATEMENT

If you have not surrendered your Policy and it is before the maturity date, you may reinstate your Policy within five years after the Monthly Anniversary Day that falls at the beginning of the grace period. To reinstate your Policy, you must provide us the following four items:

1. a written application received at our Operations Center within five years of the end of the grace period;

2.    satisfactory evidence to us of the insurability of the Insured;


3.    payment of a premium large enough to cover:


      a. the balance we told you in the notice of insufficient premium or Cash Value that was necessary to keep your Policy in effect; and

      b. an amount sufficient to keep your Policy in force for at least one month from the reinstatement date; and

4. payment or reinstatement of any Outstanding Debt you owe us on the Policy, plus payment of interest on any reinstated Debt from the beginning of the grace period to the end of the grace period at the rate which applies to policy loans on the date of reinstatement. This is an annual rate of 5% for Policy Years 1-20 and 4.25% for Policy Years 21 and after.


We will reinstate any surrender charge that would have been outstanding on the date of reinstatement had the Policy remained in force.


Your Fund Value on the date of reinstatement will be based on the reinstated surrender charge, the net premium paid, the reinstated Outstanding Debt, and any Monthly Deduction due on the reinstatement date. Should we reinstate your Policy, your Policy will be reinstated on the Monthly Anniversary Day that falls on, or immediately precedes, the date we approved your application for reinstatement. At that time,


29  Termination
we will allocate Fund Value minus Outstanding Debt (if applicable) among the subaccounts and the Guaranteed Interest Account according to your most recent scheduled premium payment allocation instructions.



                                                                 Termination  30

14. Payments and telephone/facsimile/web transactions

--------------------------------------------------------------------------------

You may send your written request for payment or transfer request to our Operations Center or give it to one of our authorized agents. We will ordinarily pay any Death Benefit proceeds, loan proceeds or surrender or partial surrender proceeds in a lump sum within seven days after receipt at our Operations Center of all the documents required for such a payment.


Other than the Death Benefit proceeds, which we determine as of the date the Insured's death, the amount we pay or transfer, as appropriate, is as of the end of the Business Day during which our Operations Center receives all required documents. We may pay your surrender proceeds or Death Benefit proceeds as a lump sum or under one of the settlement options available under the Policy. Contact your agent or our Operations Center for more information regarding the settlement options.

Any Death Benefit proceeds that we pay in one lump sum will include interest from the date of death to the date of payment. We will pay interest on the proceeds at a rate of not less than 2.75% per year.


We may delay making a payment or processing a transfer request if:

o the New York Stock Exchange is closed on other than customary weekend and holiday closing or trading on the New York Stock Exchange is restricted as determined by the SEC;

o an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets; or

o     for such other periods as the SEC by order may permit.

We may also defer making payments attributable to a check that has not cleared the bank on which it is drawn. We reserve the right to defer payments from the Guaranteed Interest Account for up to six months.

If mandated under applicable law, we may be required to reject a premium payment. We may also be required to provide additional information about your account to government regulators. In addition, we may be required to block an Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.


TELEPHONE/FACSIMILE/WEB TRANSACTIONS

You may request a transfer of Fund Value or change allocation instructions for future premiums by telephone, facsimile or via the web if you have completed and signed a telephone/facsimile/web transfer authorization form, and we have received that form at our Operations Center. You may elect these privileges when you apply for the Policy. These privileges are subject to our rules and conditions, and we have reserved the right to modify or terminate these privileges. We will process your telephone, facsimile or web instructions as of the end of the Business Day that we receive them, subject to the limitations stated in this section and the Transfer section of the prospectus. We will only accept telephone, facsimile or web transfer and allocation instructions if they are complete and correct.

We have adopted guidelines (which we believe to be reasonable) relating to telephone/facsimile/web transfers and allocation instructions. These guidelines, among other things, outline procedures to be followed which are designed to prevent unauthorized instructions (such as recording your telephone transfer and allocation instructions). If these procedures are followed, we will not be liable for, and you will therefore bear the entire risk of, any loss as a result of our following telephone/facsimile/web instructions if such instructions prove to be fraudulent. A copy of the guidelines and our form for electing telephone/facsimile/web transfer privileges is available from your agent or by calling us at 1-800-487-6669.

Please note that our telephone or internet system may not always be available. Any telephone or internet system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our system handle heavy use, we cannot promise complete reliability under all circumstances. If your are experiencing problems, you may make your transaction request by writing our Operations Center.


31  Payments and telephone/facsimile/web transactions

15. Charges and Deductions


--------------------------------------------------------------------------------

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the Policies. We incur certain costs and expenses for the distribution and administration of the Policies and for providing the benefits payable thereunder.

Services and benefits we provide:

o     the Death Benefit, surrender benefit and loan benefit under the Policy;

o     investment options, including premium allocations;

o     administration of elective benefits; and

o     the distribution of reports to Owners.

Costs and expenses we incur:

o     processing applications for and issuing the Policies;

o     maintaining records;

o     administering settlement options;


o furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values);


o     reconciling and depositing cash receipts;

o those associated with underwriting applications and increases in Specified Amount;

o sales and marketing expense, including compensation paid in connection with the sales of the Policies;

o     providing toll-free inquiry services;

o other costs of doing business, such as federal, state and local premium taxes and other taxes and fees.

The risks we assume include:

o that the Insured may live for a shorter period of time than estimated, resulting in the payment of greater Death Benefits than expected; and

o that the costs of providing the services and benefits under the Policies will exceed the charges deducted.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, surrender charges we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


DEDUCTIONS FROM PREMIUM PAYMENTS


We deduct a sales charge and a tax charge from each premium payment before we apply that payment to your Fund Value. The sales charge is a percentage of each premium paid. The amount of the sales charge will be 1.45% of gross premium plus 4% of gross premium up to a certain premium amount in Policy Years 1-10 and will be 1.45% of gross premium in Policy Years 11 and later. Your policy will contain more specific information.

We also deduct a tax charge for state and local premium taxes and a charge for federal tax deferred acquisition costs. The state and local premium tax charge is currently 0.8% of your premium payment (this corresponds to the premium tax charged in New York). The charge for federal tax deferred acquisition costs of the Company is currently 1.25% of your premium payment and is used to cover our estimated cost for federal income tax treatment of deferred acquisition costs. We do not assess this charge if you purchased the Policy under an individual qualified plan. We also will not deduct the charge for federal tax deferred acquisition costs in other situations where the premiums received from you are not subject to the federal tax deferred acquisition cost provisions. We reserve the right to increase or decrease the charge for taxes due to any change in tax law or due to any change in the cost to us.



DEDUCTIONS FROM THE VARIABLE ACCOUNT


We deduct a daily maximum mortality and expense risk charge of 0.001% from each subaccount. This corresponds to a maximum annual rate of 0.35% of net assets for the first 20 Policy years. For Policy years 21 and later, we currently plan to reduce this mortality and expense risk charge to 0.10% annually. We do not assess this charge against assets in the Guaranteed Interest Account or in the Loan Account. The mortality and expense risk charge is part of the net investment factor calculation we make. See "How your Fund Value varies."


The mortality and expense risk charge compensates us for assuming mortality and expense risks under the Policies. The mortality risk we assume is that Insureds, as a group, may live for a shorter period of time than estimated. Therefore, the cost of insurance charges specified in the Policy will not be enough to meet our actual claims. The expense risk we assume is that other expenses incurred in issuing and administering the Policies and operating the Variable Account will be greater than the amount estimated when setting the charges for these expenses.


DEDUCTIONS FROM FUND VALUE -- THE MONTHLY DEDUCTION


We take a Monthly Deduction from the Fund Value on the Policy Date and on each Monthly Anniversary Day. We will make the deduction by canceling Units in each subaccount and withdrawing amounts from the subaccount. We will take the Monthly Deduction on a pro-rata basis from the subaccounts and the Guaranteed Interest Account (i.e., in the same proportion that the value in each subaccount and the Guaranteed Interest Account bears to the sum of all subaccounts and the Guaranteed Interest Account on the Monthly Anniversary
Day). Because portions of the Monthly Deduction can vary from month-to-month, the Monthly Deduction will also vary.



                                                      Charges and Deductions  32

The Monthly Deduction equals:

o     The cost of insurance charge for the Policy; plus

o     The administrative charge; plus

o     The Monthly Expense Charge; plus

o     The charges for any optional insurance benefits.

COST OF INSURANCE. We assess a monthly cost of insurance charge to compensate us for insuring the Death Benefit (i.e., the anticipated cost of paying a death benefit that exceeds your Fund Value). Depending on a number of factors (such as gender, age, risk class, and policy duration), the cost of insurance charge may vary from Policy to Policy and from Monthly Anniversary Day to Monthly Anniversary Day. To determine your cost of insurance charge on a Monthly Anniversary Day, we multiply the cost of insurance rate at the Insured's attained age by the amount at risk and divide that amount by 1,000.

The amount at risk depends in part on the Death Benefit Option that you selected and your Policy's Fund Value on the Monthly Anniversary Day. Other factors that affect the amount at risk include investment performance, payment of premiums, and charges to the Policy. If you elected Death Benefit Option 1, your amount at risk on a Monthly Anniversary Day is the difference between 1 and 2 where:

1. is the Death Benefit that would have been payable in the event of the death of the Insured on that Monthly Anniversary Day divided by 1.003274; and

2. is the Fund Value on that Monthly Anniversary Day before we assess the Monthly Deduction.

If you elected Death Benefit Option 2, your amount at risk on a Monthly Anniversary Day is equal to the sum of 1 and 2 where:

1.    your Specified Amount in force; and

2. the excess between the Death Benefit payable on that Monthly Anniversary Day, less Fund Value on that Day, less the Specified Amount in force.

The cost of insurance rate for the Insured is based on age, gender, and risk class. We currently place Insureds into the following risk classes when we issue the Policy: Ultimate Select, Select Non-tobacco, Select Tobacco, Standard Non-tobacco, Standard Tobacco, or Special Class. The original risk class applies to the initial Specified Amount. The cost of insurance rate generally increases with the age of the Insured.

We calculate the insurance rate separately for the initial Specified Amount and for any increase in Specified Amount. A different risk class may apply to any increase, based on the Insured's circumstances at the time of the increase in Specified Amount.

We may change the insurance rates from time to time at our sole discretion, but we guarantee that the insurance rates we charge will never exceed the maximum rates shown in your Policy. These rates are based on the 1980 Commissioners' Standard Ordinary Mortality Tables. The maximum insurance rates are based on the Insured's age last birthday at the start of the Policy Year. The rates we currently charge are, at most ages, lower than the maximum permitted under the Policies, and depend on our expectation of future experience with respect to investment earnings, mortality, expenses, persistency, and taxes. A change in rates will apply to all persons of the same age, gender (where applicable), and risk class and whose Policies have been in effect for the same length of time.

Our insurance rates distinguish between women and men. We offer Policies based on unisex mortality tables if required by law.


ADMINISTRATIVE CHARGE. We deduct a $25 charge each month to compensate us for administrative expenses during the first Policy Year. In Policy Years 2 and later, we deduct a $7.50 charge each month to compensate us for administrative expenses.


MONTHLY EXPENSE CHARGE. We deduct this charge during the first 4 Policy Years and for 4 Policy Years following an increase in Specified Amount. This charge is made per $1,000 of Specified Amount based on the Insured's age on the Policy Date (or date of the increase), gender, and smoking status. We show the maximum amount of these charges in the "Fee table" section of this Prospectus.


OPTIONAL INSURANCE BENEFITS CHARGE. We charge you each month for the optional insurance benefits you added to your Policy by rider. We state these charges in the fee table and your rider. We describe the charges for the Term Life Term Rider, the Purchase Option Rider and the Enhanced Maturity Extension Rider. The charge for the Term Life Term Rider is deducted on the date the rider is issued and on each Monthly Anniversary Day. The charge for the Term Life Term Rider, which is based on the cost of insurance charges and on the Insured's age, sex, risk class and the number of years after the rider is issued, has a guaranteed range of $0.08 to $10.45 per $1,000 of term insurance purchased. The charge for the Purchase Option Rider is deducted on the date the rider is issued and on each Monthly Anniversary Day until the Policy anniversary that follows the Insured's 49th birthday. This charge varies based on the Insured's age, and has a guaranteed range from $0.05 to $0.36 per $1,000 of purchase option insurance. The charge for the Enhanced Maturity Extension Rider is also deducted when we issue the Rider and on each Monthly Anniversary Day. The guaranteed maximum charge for the Enhanced Maturity Extension Rider is $0.01 per $1,000 of Specified Amount plus term insurance.



TRANSACTION CHARGES

SURRENDER CHARGE. We assess a surrender charge against Fund Value upon a full surrender of the Policy to reimburse us for the costs of selling the Policies. We base the surrender charge on a factor per $1,000 of initial Specified Amount (or upon an increase in Specified Amount); this factor grades from 80% to zero over 15 years for Insured's age 70 or younger (over 11 years for Insured issue ages 71-85) based on a schedule. The factors per $1,000 vary by issue age, gender, and risk class. The grading percentages (as shown below) vary based on issue age and number of full years since we issued the Policy (or since we increased the Specified Amount).


--------------------------------------------------------------------------
                     Applicable Percentage     Applicable Percentage
    Policy Years     for Issue Ages 0-70      for Issue Ages 71-85
--------------------------------------------------------------------------
       1-3                  80%                       80%
        4                    80                        70
        5                    80                        60
        6                    80                        50
        7                    80                        40
--------------------------------------------------------------------------

33  Charges and Deductions

--------------------------------------------------------------------------
                     Applicable Percentage    Applicable Percentage
    Policy Years     for Issue Ages 0-70      for Issue Ages 71-85
--------------------------------------------------------------------------
        8                    70                       30
        9                    60                       20
        10                   50                       10
        11                   40                        0
        12                   30                        0
        13                   20                        0
        14                   10                        0
       15+                    0                        0
--------------------------------------------------------------------------

Example: If a male Insured age 35 purchases a Policy with a Specified Amount of $100,000, the per $1,000 of initial Specified Amount surrender charge factor would be $6.40 (Standard Non-Tobacco). The maximum surrender charge during the first seven Policy Years would be 80% of (100 x 6.40) or $512.00.

The maximum surrender charge per $1,000 of initial Specified Amount factor would be $47.60 based upon the assumptions described above and if the Policy were purchased by a male insured age 78 through 85, standard tobacco, or age 81 through 85 select tobacco.

We do not assess a surrender charge for partial surrenders. We do, however, assess a partial surrender fee on each partial surrender.


PARTIAL SURRENDER FEE. We deduct a partial surrender fee of $10 on each partial surrender you make. We allocate the fee between your remaining Fund Value in the subaccounts and in the Guaranteed Interest Account on a pro-rata basis, based on the allocation percentages you specified for the partial surrender.

TRANSFER CHARGE. We reserve, the right to assess a $25 transfer charge for each transfer you make after the 12th transfer in any Policy Year. We do not currently assess this charge. If we assess a transfer charge, first we will allocate the transfer charge against the elected subaccounts and/or the Guaranteed Interest Account from which you are requesting that Fund Value be transferred.


ILLUSTRATION PROJECTION REPORT CHARGE. You may request that we prepare an illustration projection report at any time after the first policy anniversary by writing us at the Operations Center. The illustration projection report will project future benefits and values under your Policy. We may impose a charge for each illustration projection report we prepare. We will notify you in advance of the amount of the charge.


OTHER CHARGES. We may charge the subaccounts for federal income taxes that we incur and are attributable to the Variable Account. No such charge is currently assessed. In addition, there are fees and charges deducted from the assets of the Funds. These deductions are described in each Fund's prospectus.



                                                      Charges and Deductions  34

16. Tax considerations

--------------------------------------------------------------------------------


INTRODUCTION

The following provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations. It generally assumes the policy owner is a natural person who is a U.S. citizen and resident. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service. There may be different tax consequences if you assign your policy or designate a new owner.


TAX STATUS OF THE POLICY


In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that the policy should generally satisfy the applicable requirements. There is less guidance with respect to policies issued on a special risk class basis and policies with term riders added and it is not clear whether such policies will in all cases satisfy the applicable requirements particularly if you pay the full amount of premiums permitted under the policy and you select the guideline premium/cash value corridor test. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so.

In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying Variable Account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the MONY Variable Account L assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying Variable Account assets.

In addition, the Code requires that the investments of MONY Variable Account L be "adequately diversified" in order for the policies to be treated as life insurance contracts for federal income tax purposes. It is intended that the Variable Account, through the Funds, will satisfy these diversification requirements.

The following discussion assumes that the policy will qualify as a life insurance contract for federal income tax purposes.


TREATMENT OF POLICY BENEFITS

GENERAL. We believe that the death benefit under a policy should generally be excludible from the gross income of the beneficiary. Federal, state and local transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. A tax adviser should be consulted on these consequences.


Generally, the policy owner will not be deemed to be in actual constructive receipt of the policy cash value until there is a distribution. When distributions from a policy occur, or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a "Modified Endowment Contract."


An endowment benefit, that is, any proceeds payable as a maturity benefit, is not considered a death benefit and is subject to the tax treatment described below for surrender distributions.


MODIFIED ENDOWMENT CONTRACTS. Under the Internal Revenue Code, certain life insurance contracts are classified as Modified Endowment Contracts, with less favorable income tax treatment than other life insurance contracts. Due to the policy's flexibility with respect to premium payments and benefits, each policy's circumstances will determine whether the policy is a Modified Endowment Contract. In general, however, a policy will be classified as a Modified Endowment Contract if the amount of premiums paid into the policy causes the policy to fail the "7-pay test." A policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid into the policy exceeds the sum of the level premiums that would have been paid at that point under a policy that provided for paid-up future benefits after the payment of seven level annual payments.


If there is a reduction in the benefits under the policy during the first seven policy years, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the policy had originally been issued at the reduced face amount. If there is a "material change" in the policy's benefits or other terms, even after the first seven policy years, the policy may have to be retested as if it were a newly issued policy. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven policy years. To prevent your policy from becoming a Modified Endowment Contract, it may be necessary to limit premium payments or to limit reductions in benefits. A current or prospective policy owner should consult with a competent adviser to determine whether a policy transaction will cause the policy to be classified as a Modified Endowment Contract.



DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT
CONTRACTS. Policies classified as Modified Endowment Contracts are subject to the following tax rules:


35  Tax considerations

1. All distributions other than death benefits, including distributions upon surrender and withdrawals, from a Modified Endowment Contract will be treated first as distributions of gain taxable as ordinary income and then as tax-free recovery of the policy owner's investment in the policy only after all gain in the Policy has been distributed.

2. Loans taken from or secured by a policy classified as a Modified Endowment Contract are treated as distributions and taxed accordingly.

3. A 10 percent additional penalty tax is imposed on the amount subject to tax except where the distribution or loan is made when the policy owner has attained age 591/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner's beneficiary or designated beneficiary. A corporate or other non-natural person owner will not meet any of these exceptions.

If a policy becomes a Modified Endowment Contract, distributions that occur during the contract year will be taxed as distributions from a Modified Endowment Contract. In addition, distributions from a policy within two years before it becomes a Modified Endowment Contract may be taxed in this manner. This means that a distribution made from a policy that is not a Modified Endowment Contract could later become taxable as a distribution from a Modified Endowment Contract.


DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS. Distributions other than death benefits from a policy that is not classified as a Modified Endowment Contract are generally treated first as a recovery of the policy owner's investment in the policy and only after the recovery of all investment in the policy as taxable income. However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance contract for federal income tax purposes if policy benefits are reduced during the first 15 Policy years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a policy that is not a Modified Endowment Contract are generally not treated as distributions. However, the tax consequences associated with loans after the twentieth policy year are less clear and a tax adviser should be consulted about such loans.

Finally, neither distributions from nor loans from or secured by a policy that is not a Modified Endowment Contract are subject to the 10 percent additional penalty tax.

INVESTMENT IN THE POLICY. Your investment in the policy is generally your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax-free.


POLICY LOANS. In general, interest on a policy loan will not be deductible. If a policy loan is outstanding when a policy matures, is canceled, surrendered or lapses, the amount of the Outstanding Debt will be added to the amount deemed distributed for tax purposes even though there will be no actual cash distribution for the outstanding loan amount, and will be taxed accordingly. Before taking out a policy loan, you should consult a tax adviser as to the tax consequences.


MULTIPLE POLICIES. All Modified Endowment Contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year can be treated as one Modified Endowment Contract for purposes of determining the amount includible in the policy owner's income when a taxable distribution occurs.


WITHHOLDING. Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you. Special withholding rules apply if you are not a U.S. resident or not a U.S. citizen.


CONTINUATION OF POLICY BEYOND AGE 100. The tax consequences of continuing the policy beyond the insured's 100th year are unclear. You should consult a tax adviser if you intend to keep the policy in force beyond the insured's 100th year.


PENSION AND PROFIT SHARING PLANS. A life insurance policy can be purchased and held by a qualified retirement plan subject to limitations of federal tax law and the terms of the retirement plan. As the rules governing qualified retirement plans are voluminous and complex and as their effect may differ depending on the terms of a particular plan document no attempt is made here to describe such rules. Persons purchasing the policy pursuant to a qualified retirement plan should consult with their own tax advisers.


BUSINESS USES OF POLICY. Businesses can use the policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a tax adviser.


SPLIT DOLLAR ARRANGEMENTS. The IRS and the Treasury Department have recently issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements or making any modifications to such arrangements.


ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Owner is subject to that tax.


                                                          Tax considerations  36

OTHER TAX CONSIDERATIONS. The transfer of the policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the policy to, or the designation as a beneficiary, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation-skipping transfer tax consequences in addition to gift and estate tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.

POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement systems. Consult a tax adviser with respect to legislative developments and their effect on the policy.


FUTURE (2009 OR LATER) UNDERWRITTEN INCREASES IN BENEFITS OR COVERAGE OR ADDITION OF RIDERS. In addition to the other tax effects that an increase or decrease in benefits under your policy may have as discussed earlier in this Tax information section, IRS Notice 2004 - 61 provides special guidance concerning the mortality charge assumptions permitted for federal income tax testing purposes for certain changes made in 2009 or later to contracts issued prior to 2009 based on 1980 Commissioner's Standard Ordinary mortality tables ("1980 CSO tables").

The Notice provides a safe harbor which would not require certain 2009 or later changes to cause tax testing to become subject to the new 2001 CSO based tables. This safe harbor covers certain changes which are pursuant to the terms of the contract, including addition or removal of a rider and an increase or decrease in death benefit, if the change is not underwritten. As a result, absent further guidance, it is not clear whether 2009 or later increases of benefits or coverage or additions of riders or increases in rider benefits, which are subject to underwriting, would cause your contract to lose its ability to be tax tested under the 1980 CSO tables under which your policy operates. If we determine that the federal tax rules may require this result, we intend to refuse such 2009 or later increases or additions, which might otherwise have been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 1980 CSO based tables. We hope to have additional guidance from the IRS before 2009 at which time such rules could apply. However, there can be no assurance as to whether such guidance will be provided or what any such guidance may provide.


OUR INCOME TAXES

Currently we do not deduct a charge from the Variable Account for federal income taxes. We reserve the right to charge the Variable Account for any future federal income taxes we may incur.


Under current laws, we may incur state and local taxes in addition to premium taxes. These additional taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such additional taxes.


37  Tax considerations

17. Other Policy information

--------------------------------------------------------------------------------


POLICY ILLUSTRATIONS
Upon request, the Company will send you personalized illustrations of hypothetical future benefits under the Policy based on both guaranteed and current cost assumptions. Contact your agent or the Operations Center (1-800-487-6669) to obtain a personalized illustration before purchasing a Policy.



EXCHANGE PRIVILEGE


During the first 24 months following the Policy Date, you may exchange your Policy for a policy where the investment experience is guaranteed. To accomplish this, the entire amount in the subaccounts of the Variable Account is transferred to the Guaranteed Interest Account. All future premiums are allocated to the Guaranteed Interest Account. This serves as an exchange of your Policy for the equivalent of a flexible premium universal life policy. No charge is imposed on the transfer when you exercise the exchange privilege.



PAID-UP INSURANCE

You may change to guaranteed paid-up insurance on a Policy anniversary. At that time, the Specified Amount will be reduced to an amount that the Cash Value will maintain in effect until the maturity date when applied as a net single premium. However, the maximum amount of Cash Value applied will not be greater than necessary to provide an amount at risk equal to the amount at risk immediately before this option becomes effective. We will refund to you any Cash Value in excess of the amount we applied.


ASSIGNMENT

You may assign any interest in your Policy to another person. You must send written notice of the assignment to us at our Operations Center. The assignment will take effect once we have recorded the assignment. We may rely solely on the statement of the assignee as to the amount of his or her interest. All assignments will be subject to Outstanding Debt and any action we took before the assignment took effect. Please see your Policy for more information.


SETTLEMENT OPTIONS

We offer several settlement options as alternatives to the payment of Death Benefit proceeds or Cash Value in a lump sum.

In selecting a settlement option: (1) the proceeds applied must be at least $1,000; and (2) the payee cannot be a corporation, association, or fiduciary. We will make payments under a settlement option monthly unless you or the payee request that we make the payments quarterly, semiannually or annually. If payments of the chosen frequency would be less than $25 each, we may use a less frequent payment basis.

You, while the Insured is living, or your payee (not more than one month after the proceeds become payable) may select a settlement option by writing us at our Operations Center. Please see your Policy for more information about the settlement options.


MISSTATEMENT OF AGE OR SEX

If you misstated the Insured's age or sex in your application, we will adjust the Death Benefit proceeds.


SUICIDE EXCLUSION

If the Insured dies by suicide, while sane or insane, within two years from the Policy Date or reinstatement date, we will limit the Death Benefit proceeds to the premium payments less any partial surrender amounts (and their fees) and any Outstanding Debt. If an Insured dies by suicide, while sane or insane, within two years of the effective date of any increase in the Specified Amount, the amount payable with respect to that increase will be limited to the cost of insurance charges you paid with respect to such increase.


INCONTESTABILITY


The Policy limits our right to contest the Policy as issued or as increased, except for material misstatements contained in the application or a supplemental application, after it has been in force during the Insured's lifetime for a minimum period, generally for two years from the Date of Issue, or effective date of the increase in Specified Amount.



OTHER CHANGES TO YOUR POLICY

At any time, we may make such changes in the Policy as are necessary:

o to assure compliance at all times with the definition of life insurance prescribed by the Internal Revenue Code;

o to make the Policy, our operations, or the operation of the Variable Account conform with any law or regulation issued by any government agency to which they are subject; or

o to reflect a change in the operation of the Variable Account, if allowed by the Policy.


Only an executive officer of the Company has the right to change the Policy. No agent has the authority to change the Policy or waive any of its terms. An executive officer of the Company must sign all endorsements, amendments, or riders to be valid.



                                                    Other Policy information  38

18. Additional Information


--------------------------------------------------------------------------------


DISTRIBUTION OF THE POLICIES
The Policies are distributed through MONY Securities Corporation ("MSC"), a wholly owned subsidiary of MONY Life Insurance Company ("Company"). MSC serves as the principal underwriter of the securities issued with respect to the Separate Account and distributor for the sale of the Policies. MSC also acts as the distributor for other variable insurance products offered by the Company. MSC is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers, Inc. ("NASD"). The principal place of business of both MSC and the Company is 1290 Avenue of the Americas, New York, NY 10104. The offering is intended to be continuous.

The Policies are sold by registered representatives of MSC and by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with MSC. Registered representatives of MSC are also licensed insurance agents of the Company. Affiliated broker-dealers may include Advest, Inc., AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") all of which are under the common control of AXA Financial, Inc.

On or about June 6, 2005, subject to regulatory approval, registered representatives of MSC will become registered representatives of AXA Advisors. Also, AXA Advisors and AXA Distributors will replace MSC as principal underwriter of the separate account and distributor of the Policies. Accordingly, upon regulatory approval and implementation of the transactions described above, references in this prospectus to MSC shall thereafter be considered references to AXA Advisors and/or AXA Distributors.

AXA Advisors (the successor to EQ Financial Consultants, Inc.), an affiliate of the Company and AXA Equitable Life Insurance Company ("AXA Equitable"), and AXA Distributors, an affiliate of the Company and indirect wholly owned subsidiary of AXA Equitable, are registered with the SEC as broker-dealers and are members of the NASD. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. Both broker-dealers also act as distributors for other AXA Equitable life and annuity products. AXA Distributors is a successor by merger to all of the functions, rights and obligations of Equitable Distributors, Inc. ("EDI"). Like AXA Distributors, EDI was owned by Equitable Holdings, LLC.

The Company pays sales compensation to MSC. In general, broker-dealers receiving sales compensation will pay all or a portion of it to its individual financial representatives as commissions related to the sale of Policies. Please see the Statement of Additional Information ("SAI") for more information regarding the distribution of the Policies.



OTHER INFORMATION

We filed a registration statement with the SEC under the Securities Act of 1933, as amended, for the Policies being offered here. This prospectus does not include all of the information set forth in the registration statement (including the Statement of Additional Information), its amendments, and exhibits. Statements in this prospectus about the content of the Policies and other legal instruments are summaries. For the complete text of those Policies and instruments, please refer to those documents as filed with the SEC. You may obtain these documents from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees, or by assessing the SEC's website at http//www.sec.gov.


LEGAL PROCEEDINGS


The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to an Owner's interest in the Variable Account, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the Policies, or the distribution of the Policies.



39  Additional Information

19. Financial statements

--------------------------------------------------------------------------------


The audited financial statements of MONY Variable Account L and the Company are set forth in the Statement of Additional Information.

These financial statements have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies. You should not consider the financial statements of the Company as affecting investment performance of assets in the Variable Account.



                                                        Financial statements  40

Appendix A: Glossary


--------------------------------------------------------------------------------

For your convenience, we are providing a glossary of the special terms we use in this prospectus.

Attained Age -- Age at issue plus the number of Policy years since Policy was issued.

Beneficiary -- the person or entity you designate to receive the death benefit payable at the death of the Insured.


Business Day -- is any day the New York Stock Exchange is open for regular trading or on any other day there is enough trading to change the Unit value of the subaccount. Our Business Day ends at 4:00 pm Eastern time.


Cash Value -- the Fund Value of the Policy less any surrender charge and any Outstanding Debt.

Fund -- any open-end management investment company in which the Variable Account invests.


Fund Value -- the total amount under the Policy in each subaccount, the Guaranteed Interest Account, and the Loan Account.


General Account -- assets of the Company other than those allocated to the Variable Account or any of our other separate accounts.

Guaranteed Interest Account -- is a fixed account that is part of our General Account.

Insured -- the person on whose life we base this Policy.


Loan Account -- an account to which we transfer amounts from the subaccounts of the Variable Account and the Guaranteed Interest Account to use as collateral for any Policy loan that you request. The Loan Account is part of the Company's General Account.


Maturity Age -- the policy anniversary following the Insured's 100th birthday. The maturity date is the date the Policy reaches the Maturity Age.

Monthly Anniversary Day -- the first Business Day of each policy month.

Monthly Deduction -- a deduction we take on each Monthly Anniversary Day that consists of the cost of insurance charge, any additional benefit charges, an administrative charge, and a Monthly Expense Charge.

Operations Center -- the Company's service center at One MONY Plaza, P.O. Box 4720, Syracuse, New York 13221. The telephone number of the Operations Center is 1-800-487-6669.

Outstanding Debt -- the unpaid balance of any loan which you request on the Policy. The unpaid balance includes accrued loan interest which is due and has not been paid by you.

Owner -- the owner of the Policy. "You" or "your" refers to the Owner.

Policy -- the Policy with any attached application(s), any riders, and any endorsements.

Policy Date -- the date we authorize the Policy to be delivered to you (we call this the "policy release date") or, if later, the date as you requested your Policy to become effective. We measure Policy Years and anniversaries from the Policy Date. The Policy Date is shown in your Policy. If the Policy Date is the 29th, 30th, or 31st of a month, there will be some calendar months when there is no such date. For those months, the policy month will start on the last day of the calendar month.

Specified Amount -- the minimum death benefit for as long as the Policy remains in effect.

Subaccount -- a subdivision of the Variable Account that invests exclusively in shares of a Fund.


Unit -- the measure of value in a subaccount.


Variable Account -- MONY Variable Account L, a segregated asset account of the Company into which you allocate premiums and transfer Fund Value.


A-1  Appendix A: Glossary

Appendix B: Illustrations


--------------------------------------------------------------------------------

The following tables illustrate how the key financial elements of the Policy work, specifically, how the Death Proceeds, Fund Values and Cash Values could vary over an extended period of time. In addition, each table compares these values with premiums paid accumulated with interest.

The Policies illustrated include the following:



----------------------------------------------------------------
                                        Benefit    Specified
 Sex        Age   Risk Class            Option      Amount
----------------------------------------------------------------
Male       35    Select Non-tobacco       1       $300,000
Male       35    Select Non-tobacco       2       $300,000
Female     35    Select Non-tobacco       1       $250,000
Female     35    Select Non-tobacco       2       $250,000
----------------------------------------------------------------



The tables show how Death Proceeds, Fund Values and Cash Values of a hypothetical Policy could vary over an extended period of time if the subaccounts of the Variable Account had constant hypothetical gross annual investment returns of 0%, 6% or 10% over the periods indicated in each table. If the annual investment returns are not constant the Death Proceeds, Fund Values and Cash Values will be different if the returns averaged 0%, 6% or 10% over a period of years but went above or below those figures in individual Policy years. Depending on the timing and degree of fluctuation, the actual values could be substantially less than these shown, and may, under certain circumstances, result in the lapse of the Policy unless the Owner pays more than the stated premium. These illustrations assume that no Policy loan has been taken. The amounts shown would differ if unisex rates were used.

The amounts shown for Death Proceeds, Fund Values and Cash Values reflect the fact the net investment return on the Policy is lower than the gross investment return on the subaccounts of the Variable Account. This results from the charges levied against the subaccounts of the Variable Account (i.e., the mortality and expense risk charge) as well as the premium loads, administrative charges and Surrender Charges.

These charges include the charge against the subaccounts for mortality and expense risks and the effect on each subaccount's investment experience of the charge to portfolio assets for investment management and direct expenses. The mortality and expense risk fee is 0.35% annually on a guaranteed basis. We currently plan to reduce the mortality and expense risk charge after the 20th Policy year to 0.10% annually. This reduction is reflected in the "Current Charges" table below. The tables also reflect a deduction for a daily investment advisory fee and for other expenses of the Portfolio at a rate equivalent to an annual rate of 0.92% of the arithmetic average daily net assets of the Portfolio. This hypothetical rate is representative of the average maximum investment advisory fee and other expenses of the Portfolios applicable to the subaccounts of the Variable Account, Actual fees and other expenses vary by Portfolio.

The effect of these investment management, direct expenses and mortality and expense risk charges on a 0% gross rate of return would result in a net rate of return of -0.92%, on 6% it would be 5.08%, and on 10% it would be 9.08%.


The tables assume the deduction of charges including administrative and sales charges. For each age, there are tables for death benefit Option 1 and 2 and each option is illustrated using current and guaranteed policy cost factors. The tables reflect the fact that the Company does not currently make any charge against the Variable Account for state or federal taxes. If such a charge is made in the future, it will take a higher rate of return to produce after-tax returns of 0%, 6% or 10%.

The difference between the Fund Value and the Cash Value in the first 14 years is the Surrender Charge.


The Company will furnish, upon request, a comparable illustration based on the age, gender and risk classification of the proposed Insured, and the initial Specified Amount and Scheduled Premium Payments of their choice.



                                                  Appendix B: Illustrations  B-1

Flexible Premium Variable Life to Maturity Policy


     MALE ISSUE AGE: 35, SELECT NON-TOBACCO
     PLANNED ANNUAL PREMIUM: $2,175.00
     INITIAL SPECIFIED AMOUNT: $300,000
     DEATH BENEFIT OPTION: 1
     ASSUMING GUARANTEED CHARGES



                                 Death Proceeds                       Fund Value
                        -------------------------------- ------------------------------------
                          Annual Investment Return of        Annual Investment Return of
                        -------------------------------- ------------------------------------
    End of     Premium    Gross     Gross       Gross       Gross       Gross        Gross
 Policy Year    Outlay    0.0%*     6.0%*      10.0%*       0.0%*       6.0%*       10.0%*
------------- --------- --------- --------- ------------ ----------- ----------- ------------
       1       2,175    300,000   300,000      300,000       1,083       1,174        1,235
       2       2,175    300,000   300,000      300,000       2,151       2,402        2,577
       3       2,175    300,000   300,000      300,000       3,172       3,654        4,000
       4       2,175    300,000   300,000      300,000       4,146       4,931        5,513
       5       2,175    300,000   300,000      300,000       5,362       6,530        7,426
       6       2,175    300,000   300,000      300,000       6,495       8,137        9,438
       7       2,175    300,000   300,000      300,000       7,581       9,788       11,593
       8       2,175    300,000   300,000      300,000       8,588      11,451       13,870
       9       2,175    300,000   300,000      300,000       9,515      13,126       16,281
      10       2,175    300,000   300,000      300,000      10,365      14,816       18,839
      15       2,175    300,000   300,000      300,000      13,774      23,899       34,825
      20       2,175    300,000   300,000      300,000      14,001      32,259       56,181
      25       2,175    300,000   300,000      300,000       8,772      37,363       84,119
      30       2,175     Lapsed   300,000      300,000      Lapsed      34,377      120,677
      35       2,175     Lapsed   300,000      300,000      Lapsed      12,534      169,879
      40       2,175     Lapsed    Lapsed      300,000      Lapsed      Lapsed      243,985
      45       2,175     Lapsed    Lapsed      390,993      Lapsed      Lapsed      372,374
      50       2,175     Lapsed    Lapsed      589,364      Lapsed      Lapsed      561,299
      55       2,175     Lapsed    Lapsed      865,947      Lapsed      Lapsed      824,711
      60       2,175     Lapsed    Lapsed    1,228,877      Lapsed      Lapsed    1,216,710
      65       2,175     Lapsed    Lapsed    1,830,738      Lapsed      Lapsed    1,812,612



                           Cash Value
              ------------------------------------
                  Annual Investment Return of
              ------------------------------------
    End of       Gross       Gross        Gross
 Policy Year     0.0%*       6.0%*       10.0%*
------------- ----------- ----------- ------------
       1              0           0            0
       2            759       1,010        1,185
       3          1,780       2,262        2,608
       4          2,754       3,539        4,121
       5          3,970       5,138        6,034
       6          5,103       6,745        8,046
       7          6,189       8,396       10,201
       8          7,370      10,233       12,652
       9          8,471      12,082       15,237
      10          9,495      13,946       17,969
      15         13,774      23,899       34,825
      20         14,001      32,259       56,181
      25          8,772      37,363       84,119
      30         Lapsed      34,377      120,677
      35         Lapsed      12,534      169,879
      40         Lapsed      Lapsed      243,985
      45         Lapsed      Lapsed      372,374
      50         Lapsed      Lapsed      561,299
      55         Lapsed      Lapsed      824,711
      60         Lapsed      Lapsed    1,216,710
      65         Lapsed      Lapsed    1,812,612

Premiums are assumed to be paid at the beginning of the year. All other values are at the end of the year.

* Gross annual investment returns do not reflect deductions of the average investment advisory fees of the Portfolio Companies. Values reflect net investment returns of -0.92%, 5.08%, and 9.08%, which correspond to gross investment returns of 0.0%, 6.0% and 10.0%, respectively.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return earned by the investment portfolios underlying the subaccounts. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.0%, 6.0%, or 10.0% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.


B-2 Appendix B: Illustrations

Flexible Premium Variable Life to Maturity Policy


     MALE ISSUE AGE: 35, SELECT NON-TOBACCO
     PLANNED ANNUAL PREMIUM: $2,175.00
     INITIAL SPECIFIED AMOUNT: $300,000
     DEATH BENEFIT OPTION: 1
     ASSUMING CURRENT CHARGES



                                 Death Proceeds                     Fund Value                        Cash Value
                        -------------------------------- --------------------------------- ---------------------------------
                          Annual Investment Return of       Annual Investment Return of       Annual Investment Return of
                        -------------------------------- --------------------------------- ---------------------------------
    End of     Premium    Gross     Gross       Gross       Gross     Gross       Gross       Gross     Gross       Gross
 Policy Year    Outlay    0.0%*     6.0%*      10.0%*       0.0%*     6.0%*      10.0%*       0.0%*     6.0%*      10.0%*
------------- --------- --------- --------- ------------ ---------- --------- ------------ ---------- --------- ------------
       1       2,175    300,000   300,000      300,000      1,083      1,174       1,235          0          0           0
       2       2,175    300,000   300,000      300,000      2,328      2,585       2,763        936      1,193       1,371
       3       2,175    300,000   300,000      300,000      3,522      4,027       4,387      2,130      2,635       2,995
       4       2,175    300,000   300,000      300,000      4,668      5,503       6,119      3,276      4,111       4,727
       5       2,175    300,000   300,000      300,000      6,088      7,346       8,306      4,696      5,954       6,914
       6       2,175    300,000   300,000      300,000      7,491      9,279      10,686      6,099      7,887       9,294
       7       2,175    300,000   300,000      300,000      8,879     11,306      13,278      7,487      9,914      11,886
       8       2,175    300,000   300,000      300,000     10,251     13,431      16,098      9,033     12,213      14,880
       9       2,175    300,000   300,000      300,000     11,574     15,625      19,133     10,530     14,581      18,089
      10       2,175    300,000   300,000      300,000     12,847     17,891      22,403     11,977     17,021      21,533
      15       2,175    300,000   300,000      300,000     18,899     30,943      43,656     18,899     30,943      43,656
      20       2,175    300,000   300,000      300,000     23,279     46,058      74,717     23,279     46,058      74,717
      25       2,175    300,000   300,000      300,000     26,329     64,696     122,744     26,329     64,696     122,744
      30       2,175    300,000   300,000      300,000     26,203     86,073     196,113     26,203     86,073     196,113
      35       2,175    300,000   300,000      359,823     19,944    108,975     310,193     19,944    108,975     310,193
      40       2,175    300,000   300,000      519,724      6,166    134,506     485,724      6,166    134,506     485,724
      45       2,175     Lapsed   300,000      792,640     Lapsed    161,018     754,895     Lapsed    161,018     754,895
      50       2,175     Lapsed   300,000    1,221,077     Lapsed    191,375   1,162,930     Lapsed    191,375   1,162,930
      55       2,175     Lapsed   300,000    1,860,336     Lapsed    220,259   1,771,748     Lapsed    220,259   1,771,748
      60       2,175     Lapsed   300,000    2,730,195     Lapsed    261,111   2,703,164     Lapsed    261,111   2,703,164
      65       2,175     Lapsed   339,293    4,190,036     Lapsed    335,934   4,148,551     Lapsed    335,934   4,148,551

Premiums are assumed to be paid at the beginning of the year. All other values are at the end of the year.

* Gross annual investment returns do not reflect deductions of the average investment advisory fees of the Portfolio Companies. Values reflect net investment returns of -0.92%, 5.08%, and 9.08%, which correspond to gross investment returns of 0.0%, 6.0% and 10.0%, respectively.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return earned by the investment portfolios underlying the subaccounts. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.0%, 6.0%, or 10.0% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.


                                                   Appendix B: Illustrations B-3

Flexible Premium Variable Life to Maturity Policy


     MALE ISSUE AGE: 35, SELECT NON-TOBACCO
     PLANNED ANNUAL PREMIUM: $2,175.00
     INITIAL SPECIFIED AMOUNT: $300,000
     DEATH BENEFIT OPTION: 2
     ASSUMING GUARANTEED CHARGES



                               Death Proceeds                     Fund Value                          Cash Value
                        ----------------------------- ----------------------------------- ----------------------------------
                         Annual Investment Return of      Annual Investment Return of        Annual Investment Return of
                        ----------------------------- ----------------------------------- ----------------------------------
    End of     Premium    Gross     Gross     Gross      Gross       Gross       Gross       Gross       Gross       Gross
 Policy Year    Outlay    0.0%*     6.0%*     10.0%*     0.0%*       6.0%*       10.0%*      0.0%*       6.0%*      10.0%*
------------- --------- --------- --------- --------- ----------- ----------- ----------- ----------- ----------- ----------
       1       2,175    301,082   301,173   301,234       1,082       1,173       1,234           0           0          0
       2       2,175    302,145   302,395   302,569       2,145       2,395       2,569         753       1,003      1,177
       3       2,175    303,158   303,639   303,983       3,158       3,639       3,983       1,766       2,247      2,591
       4       2,175    304,123   304,904   305,482       4,123       4,904       5,482       2,731       3,512      4,090
       5       2,175    305,327   306,487   307,376       5,327       6,487       7,376       3,935       5,095      5,984
       6       2,175    306,444   308,071   309,359       6,444       8,071       9,359       5,052       6,679      7,967
       7       2,175    307,511   309,694   311,478       7,511       9,694      11,478       6,119       8,302     10,086
       8       2,175    308,493   311,319   313,705       8,493      11,319      13,705       7,275      10,101     12,487
       9       2,175    309,392   312,947   316,052       9,392      12,947      16,052       8,348      11,903     15,008
      10       2,175    310,208   314,578   318,527      10,208      14,578      18,527       9,338      13,708     17,657
      15       2,175    313,362   323,137   333,671      13,362      23,137      33,671      13,362      23,137     33,671
      20       2,175    313,151   330,276   352,674      13,151      30,276      52,674      13,151      30,276     52,674
      25       2,175    307,345   332,818   374,444       7,345      32,818      74,444       7,345      32,818     74,444
      30       2,175     Lapsed   325,142   395,576      Lapsed      25,142      95,576      Lapsed      25,142     95,576
      35       2,175     Lapsed    Lapsed   407,173      Lapsed      Lapsed     107,173      Lapsed      Lapsed    107,173
      40       2,175     Lapsed    Lapsed   390,364      Lapsed      Lapsed      90,364      Lapsed      Lapsed     90,364
      45       2,175     Lapsed    Lapsed   306,236      Lapsed      Lapsed       6,236      Lapsed      Lapsed      6,236
      50       2,175     Lapsed    Lapsed    Lapsed      Lapsed      Lapsed      Lapsed      Lapsed      Lapsed     Lapsed
      55       2,175     Lapsed    Lapsed    Lapsed      Lapsed      Lapsed      Lapsed      Lapsed      Lapsed     Lapsed
      60       2,175     Lapsed    Lapsed    Lapsed      Lapsed      Lapsed      Lapsed      Lapsed      Lapsed     Lapsed
      65       2,175     Lapsed    Lapsed    Lapsed      Lapsed      Lapsed      Lapsed      Lapsed      Lapsed     Lapsed

Premiums are assumed to be paid at the beginning of the year. All other values are at the end of the year.

* Gross annual investment returns do not reflect deductions of the average investment advisory fees of the Portfolio Companies. Values reflect net investment returns of -0.92%, 5.08%, and 9.08%, which correspond to gross investment returns of 0.0%, 6.0% and 10.0%, respectively.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return earned by the investment portfolios underlying the subaccounts. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.0%, 6.0%, or 10.0% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.


B-4 Appendix B: Illustrations

Flexible Premium Variable Life to Maturity Policy


     MALE ISSUE AGE: 35, SELECT NON-TOBACCO
     PLANNED ANNUAL PREMIUM: $2,175.00
     INITIAL SPECIFIED AMOUNT: $300,000
     DEATH BENEFIT OPTION: 2
     ASSUMING CURRENT CHARGES



                                 Death Proceeds                      Fund Value                          Cash Value
                        -------------------------------- ----------------------------------- -----------------------------------
                          Annual Investment Return of        Annual Investment Return of         Annual Investment Return of
                        -------------------------------- ----------------------------------- -----------------------------------
    End of     Premium    Gross     Gross       Gross       Gross      Gross        Gross       Gross      Gross        Gross
 Policy Year    Outlay    0.0%*     6.0%*      10.0%*       0.0%*      6.0%*       10.0%*       0.0%*      6.0%*       10.0%*
------------- --------- --------- --------- ------------ ---------- ----------- ------------ ---------- ----------- ------------
       1       2,175    301,082   301,173      301,234      1,082       1,173        1,234          0           0            0
       2       2,175    302,323   302,579      302,757      2,323       2,579        2,757        931       1,187        1,365
       3       2,175    303,512   304,015      304,375      3,512       4,015        4,375      2,120       2,623        2,983
       4       2,175    304,651   305,482      306,096      4,651       5,482        6,096      3,259       4,090        4,704
       5       2,175    306,062   307,313      308,268      6,062       7,313        8,268      4,670       5,921        6,876
       6       2,175    307,454   309,231      310,630      7,454       9,231       10,630      6,062       7,839        9,238
       7       2,175    308,829   311,239      313,197      8,829      11,239       13,197      7,437       9,847       11,805
       8       2,175    310,187   313,342      315,987     10,187      13,342       15,987      8,969      12,124       14,769
       9       2,175    311,492   315,507      318,982     11,492      15,507       18,982     10,448      14,463       17,938
      10       2,175    312,745   317,737      322,200     12,745      17,737       22,200     11,875      16,867       21,330
      15       2,175    318,629   330,455      342,927     18,629      30,455       42,927     18,629      30,455       42,927
      20       2,175    322,692   344,767      372,501     22,692      44,767       72,501     22,692      44,767       72,501
      25       2,175    325,242   361,739      416,841     25,242      61,739      116,841     25,242      61,739      116,841
      30       2,175    324,299   379,534      480,788     24,299      79,534      180,788     24,299      79,534      180,788
      35       2,175    316,829   394,580      570,626     16,829      94,580      270,626     16,829      94,580      270,626
      40       2,175    302,053   404,977      699,106      2,053     104,977      399,106      2,053     104,977      399,106
      45       2,175     Lapsed   401,589      878,303     Lapsed     101,589      578,303     Lapsed     101,589      578,303
      50       2,175     Lapsed   378,382    1,133,293     Lapsed      78,382      833,293     Lapsed      78,382      833,293
      55       2,175     Lapsed    Lapsed    1,468,932     Lapsed      Lapsed    1,168,932     Lapsed      Lapsed    1,168,932
      60       2,175     Lapsed    Lapsed    1,936,998     Lapsed      Lapsed    1,636,998     Lapsed      Lapsed    1,636,998
      65       2,175     Lapsed    Lapsed    2,592,241     Lapsed      Lapsed    2,292,241     Lapsed      Lapsed    2,292,241

Premiums are assumed to be paid at the beginning of the year. All other values are at the end of the year.

* Gross annual investment returns do not reflect deductions of the average investment advisory fees of the Portfolio Companies. Values reflect net investment returns of -0.92%, 5.08%, and 9.08%, which correspond to gross investment returns of 0.0%, 6.0% and 10.0%, respectively.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return earned by the investment portfolios underlying the subaccounts. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.0%, 6.0%, or 10.0% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.


                                                   Appendix B: Illustrations B-5

Flexible Premium Variable Life to Maturity Policy


     FEMALE ISSUE AGE: 35, SELECT NON-TOBACCO
     PLANNED ANNUAL PREMIUM: $1,312.50
     INITIAL SPECIFIED AMOUNT: $250,000
     DEATH BENEFIT OPTION: 1
     ASSUMING GUARANTEED CHARGES



                               Death Proceeds                     Fund Value                          Cash Value
                        ----------------------------- ----------------------------------- ----------------------------------
                         Annual Investment Return of      Annual Investment Return of        Annual Investment Return of
                        ----------------------------- ----------------------------------- ----------------------------------
    End of     Premium    Gross     Gross     Gross      Gross       Gross       Gross       Gross       Gross       Gross
 Policy Year    Outlay    0.0%*     6.0%*     10.0%*     0.0%*       6.0%*       10.0%*      0.0%*       6.0%*      10.0%*
------------- --------- --------- --------- --------- ----------- ----------- ----------- ----------- ----------- ----------
       1       1,313    250,000   250,000   250,000        485          534         567          0            0          0
       2       1,313    250,000   250,000   250,000        966        1,096       1,187        126          256        347
       3       1,313    250,000   250,000   250,000      1,412        1,655       1,830        572          815        990
       4       1,313    250,000   250,000   250,000      1,794        2,180       2,469        954        1,340      1,629
       5       1,313    250,000   250,000   250,000      2,381        2,948       3,384      1,541        2,108      2,544
       6       1,313    250,000   250,000   250,000      2,933        3,722       4,351      2,093        2,882      3,511
       7       1,313    250,000   250,000   250,000      3,420        4,475       5,343      2,580        3,635      4,503
       8       1,313    250,000   250,000   250,000      3,873        5,235       6,393      3,138        4,500      5,658
       9       1,313    250,000   250,000   250,000      4,263        5,974       7,477      3,633        5,344      6,847
      10       1,313    250,000   250,000   250,000      4,621        6,719       8,628      4,096        6,194      8,103
      15       1,313    250,000   250,000   250,000      5,808       10,467      15,545      5,808       10,467     15,545
      20       1,313    250,000   250,000   250,000      5,115       13,226      24,062      5,115       13,226     24,062
      25       1,313    250,000   250,000   250,000      1,766       13,808      34,241      1,766       13,808     34,241
      30       1,313     Lapsed   250,000   250,000      Lapsed      10,023      45,884      Lapsed      10,023     45,884
      35       1,313     Lapsed    Lapsed   250,000      Lapsed      Lapsed      56,222      Lapsed      Lapsed     56,222
      40       1,313     Lapsed    Lapsed   250,000      Lapsed      Lapsed      59,901      Lapsed      Lapsed     59,901
      45       1,313     Lapsed    Lapsed   250,000      Lapsed      Lapsed      36,442      Lapsed      Lapsed     36,442
      50       1,313     Lapsed    Lapsed    Lapsed      Lapsed      Lapsed      Lapsed      Lapsed      Lapsed     Lapsed
      55       1,313     Lapsed    Lapsed    Lapsed      Lapsed      Lapsed      Lapsed      Lapsed      Lapsed     Lapsed
      60       1,313     Lapsed    Lapsed    Lapsed      Lapsed      Lapsed      Lapsed      Lapsed      Lapsed     Lapsed
      65       1,313     Lapsed    Lapsed    Lapsed      Lapsed      Lapsed      Lapsed      Lapsed      Lapsed     Lapsed

Premiums are assumed to be paid at the beginning of the year. All other values are at the end of the year.

* Gross annual investment returns do not reflect deductions of the average investment advisory fees of the Portfolio Companies. Values reflect net investment returns of -0.92%, 5.08%, and 9.08%, which correspond to gross investment returns of 0.0%, 6.0% and 10.0%, respectively.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return earned by the investment portfolios underlying the subaccounts. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.0%, 6.0%, or 10.0% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.


B-6 Appendix B: Illustrations

Flexible Premium Variable Life to Maturity Policy


     FEMALE ISSUE AGE: 35, SELECT NON-TOBACCO
     PLANNED ANNUAL PREMIUM: $1,312.50
     INITIAL SPECIFIED AMOUNT: $250,000
     DEATH BENEFIT OPTION: 1
     ASSUMING CURRENT CHARGES



                                 Death Proceeds                       Fund Value
                        -------------------------------- ------------------------------------
                          Annual Investment Return of        Annual Investment Return of
                        -------------------------------- ------------------------------------
    End of     Premium    Gross     Gross       Gross       Gross       Gross        Gross
 Policy Year    Outlay    0.0%*     6.0%*      10.0%*       0.0%*       6.0%*       10.0%*
------------- --------- --------- --------- ------------ ----------- ----------- ------------
       1       1,313    250,000   250,000      250,000         485         534          567
       2       1,313    250,000   250,000      250,000       1,143       1,279        1,374
       3       1,313    250,000   250,000      250,000       1,764       2,029        2,219
       4       1,313    250,000   250,000      250,000       2,348       2,785        3,109
       5       1,313    250,000   250,000      250,000       3,135       3,794        4,297
       6       1,313    250,000   250,000      250,000       3,883       4,821        5,560
       7       1,313    250,000   250,000      250,000       4,623       5,898        6,934
       8       1,313    250,000   250,000      250,000       5,354       7,027        8,430
       9       1,313    250,000   250,000      250,000       6,049       8,182       10,028
      10       1,313    250,000   250,000      250,000       6,706       9,363       11,738
      15       1,313    250,000   250,000      250,000       9,942      16,278       22,963
      20       1,313    250,000   250,000      250,000      12,506      24,509       39,571
      25       1,313    250,000   250,000      250,000      14,116      34,349       64,807
      30       1,313    250,000   250,000      250,000      14,260      45,639      102,911
      35       1,313    250,000   250,000      250,000      11,730      57,720      160,921
      40       1,313    250,000   250,000      269,822       5,793      70,620      252,171
      45       1,313     Lapsed   250,000      413,388      Lapsed      81,320      393,703
      50       1,313     Lapsed   250,000      639,014      Lapsed      84,014      608,584
      55       1,313     Lapsed   250,000      977,401      Lapsed      60,223      930,859
      60       1,313     Lapsed    Lapsed    1,437,995      Lapsed      Lapsed    1,423,757
      65       1,313     Lapsed    Lapsed    2,208,745      Lapsed      Lapsed    2,186,876



                           Cash Value
              ------------------------------------
                  Annual Investment Return of
              ------------------------------------
    End of       Gross       Gross        Gross
 Policy Year     0.0%*       6.0%*       10.0%*
------------- ----------- ----------- ------------
       1              0           0            0
       2            303         439          534
       3            924       1,189        1,379
       4          1,508       1,945        2,269
       5          2,295       2,954        3,457
       6          3,043       3,981        4,720
       7          3,783       5,058        6,094
       8          4,619       6,292        7,695
       9          5,419       7,552        9,398
      10          6,181       8,838       11,213
      15          9,942      16,278       22,963
      20         12,506      24,509       39,571
      25         14,116      34,349       64,807
      30         14,260      45,639      102,911
      35         11,730      57,720      160,921
      40          5,793      70,620      252,171
      45         Lapsed      81,320      393,703
      50         Lapsed      84,014      608,584
      55         Lapsed      60,223      930,859
      60         Lapsed      Lapsed    1,423,757
      65         Lapsed      Lapsed    2,186,876

Premiums are assumed to be paid at the beginning of the year. All other values are at the end of the year.

* Gross annual investment returns do not reflect deductions of the average investment advisory fees of the Portfolio Companies. Values reflect net investment returns of -0.92%, 5.08%, and 9.08%, which correspond to gross investment returns of 0.0%, 6.0% and 10.0%, respectively.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return earned by the investment portfolios underlying the subaccounts. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.0%, 6.0%, or 10.0% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.


                                                   Appendix B: Illustrations B-7

Flexible Premium Variable Life to Maturity Policy


     FEMALE ISSUE AGE: 35, SELECT NON-TOBACCO
     PLANNED ANNUAL PREMIUM: $1,312.50
     INITIAL SPECIFIED AMOUNT: $250,000
     DEATH BENEFIT OPTION: 2
     ASSUMING GUARANTEED CHARGES



                               Death Proceeds                     Fund Value                          Cash Value
                        ----------------------------- ----------------------------------- ----------------------------------
                         Annual Investment Return of      Annual Investment Return of        Annual Investment Return of
                        ----------------------------- ----------------------------------- ----------------------------------
    End of     Premium    Gross     Gross     Gross      Gross       Gross       Gross       Gross       Gross       Gross
 Policy Year    Outlay    0.0%*     6.0%*     10.0%*     0.0%*       6.0%*       10.0%*      0.0%*       6.0%*      10.0%*
------------- --------- --------- --------- --------- ----------- ----------- ----------- ----------- ----------- ----------
       1       1,313    250,484   250,534   250,567        484          534         567          0            0          0
       2       1,313    250,963   251,093   251,184        963        1,093       1,184        123          253        344
       3       1,313    251,406   251,648   251,823      1,406        1,648       1,823        566          808        983
       4       1,313    251,784   252,168   252,455      1,784        2,168       2,455        944        1,328      1,615
       5       1,313    252,366   252,928   253,362      2,366        2,928       3,362      1,526        2,088      2,522
       6       1,313    252,911   253,694   254,317      2,911        3,694       4,317      2,071        2,854      3,477
       7       1,313    253,389   254,433   255,292      3,389        4,433       5,292      2,549        3,593      4,452
       8       1,313    253,832   255,178   256,321      3,832        5,178       6,321      3,097        4,443      5,586
       9       1,313    254,210   255,895   257,376      4,210        5,895       7,376      3,580        5,265      6,746
      10       1,313    254,553   256,617   258,493      4,553        6,617       8,493      4,028        6,092      7,968
      15       1,313    255,641   260,153   265,066      5,641       10,153      15,066      5,641       10,153     15,066
      20       1,313    254,803   262,472   272,704      4,803       12,472      22,704      4,803       12,472     22,704
      25       1,313    251,322   262,269   280,855      1,322       12,269      30,855      1,322       12,269     30,855
      30       1,313     Lapsed   257,299   288,078      Lapsed       7,299      38,078      Lapsed       7,299     38,078
      35       1,313     Lapsed    Lapsed   288,864      Lapsed      Lapsed      38,864      Lapsed      Lapsed     38,864
      40       1,313     Lapsed    Lapsed   273,131      Lapsed      Lapsed      23,131      Lapsed      Lapsed     23,131
      45       1,313     Lapsed    Lapsed    Lapsed      Lapsed      Lapsed      Lapsed      Lapsed      Lapsed     Lapsed
      50       1,313     Lapsed    Lapsed    Lapsed      Lapsed      Lapsed      Lapsed      Lapsed      Lapsed     Lapsed
      55       1,313     Lapsed    Lapsed    Lapsed      Lapsed      Lapsed      Lapsed      Lapsed      Lapsed     Lapsed
      60       1,313     Lapsed    Lapsed    Lapsed      Lapsed      Lapsed      Lapsed      Lapsed      Lapsed     Lapsed
      65       1,313     Lapsed    Lapsed    Lapsed      Lapsed      Lapsed      Lapsed      Lapsed      Lapsed     Lapsed

Premiums are assumed to be paid at the beginning of the year. All other values are at the end of the year.

* Gross annual investment returns do not reflect deductions of the average investment advisory fees of the Portfolio Companies. Values reflect net investment returns of -0.92%, 5.08%, and 9.08%, which correspond to gross investment returns of 0.0%, 6.0% and 10.0%, respectively.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return earned by the investment portfolios underlying the subaccounts. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.0%, 6.0%, or 10.0% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.


B-8 Appendix B: Illustrations

Flexible Premium Variable Life to Maturity Policy


     FEMALE ISSUE AGE: 35, SELECT NON-TOBACCO
     PLANNED ANNUAL PREMIUM: $1,312.50
     INITIAL SPECIFIED AMOUNT: $250,000
     DEATH BENEFIT OPTION: 2
     ASSUMING CURRENT CHARGES




                                 Death Proceeds                       Fund Value
                        -------------------------------- ------------------------------------
                          Annual Investment Return of        Annual Investment Return of
                        -------------------------------- ------------------------------------
    End of     Premium    Gross     Gross       Gross       Gross       Gross        Gross
 Policy Year    Outlay    0.0%*     6.0%*      10.0%*       0.0%*       6.0%*       10.0%*
------------- --------- --------- --------- ------------ ----------- ----------- ------------
       1       1,313    250,484   250,534      250,567         484         534          567
       2       1,313    251,141   251,277      251,371       1,141       1,277        1,371
       3       1,313    251,760   252,025      252,215       1,760       2,025        2,215
       4       1,313    252,342   252,777      253,100       2,342       2,777        3,100
       5       1,313    253,124   253,781      254,282       3,124       3,781        4,282
       6       1,313    253,867   254,801      255,536       3,867       4,801        5,536
       7       1,313    254,601   255,869      256,899       4,601       5,869        6,899
       8       1,313    255,325   256,987      258,380       5,325       6,987        8,380
       9       1,313    256,011   258,127      259,959       6,011       8,127        9,959
      10       1,313    256,658   259,291      261,644       6,658       9,291       11,644
      15       1,313    259,821   266,059      272,636       9,821      16,059       22,636
      20       1,313    262,267   273,980      288,661      12,267      23,980       38,661
      25       1,313    263,681   283,165      312,445      13,681      33,165       62,445
      30       1,313    263,536   293,162      347,113      13,536      43,162       97,113
      35       1,313    260,603   302,641      396,772      10,603      52,641      146,772
      40       1,313    254,277   310,702      468,710       4,277      60,702      218,710
      45       1,313     Lapsed   311,737      569,166      Lapsed      61,737      319,166
      50       1,313     Lapsed   295,502      704,447      Lapsed      45,502      454,447
      55       1,313     Lapsed    Lapsed      872,037      Lapsed      Lapsed      622,037
      60       1,313     Lapsed    Lapsed    1,091,937      Lapsed      Lapsed      841,937
      65       1,313     Lapsed    Lapsed    1,374,847      Lapsed      Lapsed    1,124,847



                           Cash Value
              ------------------------------------
                  Annual Investment Return of
              ------------------------------------
    End of       Gross       Gross        Gross
 Policy Year     0.0%*       6.0%*       10.0%*
------------- ----------- ----------- ------------
       1              0           0            0
       2            301         437          531
       3            920       1,185        1,375
       4          1,502       1,937        2,260
       5          2,284       2,941        3,442
       6          3,027       3,961        4,696
       7          3,761       5,029        6,059
       8          4,590       6,252        7,645
       9          5,381       7,497        9,329
      10          6,133       8,766       11,119
      15          9,821      16,059       22,636
      20         12,267      23,980       38,661
      25         13,681      33,165       62,445
      30         13,536      43,162       97,113
      35         10,603      52,641      146,772
      40          4,277      60,702      218,710
      45         Lapsed      61,737      319,166
      50         Lapsed      45,502      454,447
      55         Lapsed      Lapsed      622,037
      60         Lapsed      Lapsed      841,937
      65         Lapsed      Lapsed    1,124,847


Premiums are assumed to be paid at the beginning of the year. All other values are at the end of the year.

* Gross annual investment returns do not reflect deductions of the average investment advisory fees of the Portfolio Companies. Values reflect net investment returns of -0.92%, 5.08%, and 9.08%, which correspond to gross investment returns of 0.0%, 6.0% and 10.0%, respectively.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return earned by the investment portfolios underlying the subaccounts. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.0%, 6.0%, or 10.0% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.


                                                   Appendix B: Illustrations B-9

Requesting more information

--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS

                                                                           Page

Additional information about the Company..................................  2
MONY Life Insurance Company...............................................  2
MONY Variable Account L...................................................  2
Additional Policy information.............................................  2
The Policy................................................................  2
Paid-up insurance.........................................................  2

Our right to contest the Policy...........................................  2

Dividends.................................................................  3
Beneficiary...............................................................  3
Assigning the Policy......................................................  3
The portfolios............................................................  3

Settlement options........................................................  3

Distribution of the Policies..............................................  4
Additional information....................................................  5
Policies issued in conjunction with employee benefit plans................  5
Legal developments regarding unisex actuarial tables......................  5
Reports...................................................................  5
Records...................................................................  5
Experts...................................................................  5
Financial statements......................................................  6
Index to financial statements...........................................  F-1


To learn more about us, the Policy (including more information concerning compensation paid for the sale of the Policy) and the Variable Account, you should read the Statement of Additional Information ("SAI") dated the same date as this prospectus. The Table of Contents for the SAI is on the last page of this Prospectus. For a free copy of the SAI, please contact your agent, call us toll-free at 1-800-487-6669, or write us at our Operations Center.

You may also contact your agent, call us toll-free, or write us at our Operations Center if you wish to receive personalized illustrations of your Policy's Death Benefits, Cash Values and Fund Values, and to request other information about your Policy.

The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and is legally a part of this Prospectus. You may review and copy information about us and the Policy (including the SAI) at the SEC's Public Reference Room in Washington, DC, or you may obtain information upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, DC 20549-0102 or by accessing the SEC website at http:// www.sec.gov. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.


Investment Company Act of 1940 Registration File No. 811-06215.

MONY Variable Universal Life
MONY Variable Account L


Statement of Additional Information

For individual flexible premium variable life insurance policy


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") contains additional information regarding the individual flexible premium variable life insurance policy (the "Policy") offered by MONY Life Insurance Company ("we," "us," "our," or the "Company"). Capitalized terms in this SAI have the same meanings as in the prospectus for the Policy. This SAI is not a prospectus, and should be read together with the prospectus for the Policy dated May 1, 2005 and the prospectuses for AIM Variable Insurance Funds, The Alger American Fund, Dreyfus Investment Portfolios, EQ Advisors Trust, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PBHG Insurance Series Fund, PIMCO Variable Insurance Trust and The Universal Institutional Funds, Inc. You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown below.

The date of this Statement of Additional Information is May 1, 2005.


TABLE OF CONTENTS
Additional information about the Company                                     2
MONY Life Insurance Company                                                  2
MONY Variable Account L                                                      2
Additional Policy information                                                2
The Policy                                                                   2
Paid-up insurance                                                            2
Our right to contest the Policy                                              2
Dividends                                                                    3
Beneficiary                                                                  3
Assigning the Policy                                                         3
The portfolios                                                               3
Settlement options                                                           3

Distribution of the Policies                                                 4

Additional information                                                       5
Policies issued in conjunction with employee benefit plans                   5
Legal developments regarding unisex actuarial tables                         5
Reports                                                                      5

Records                                                                      5

Experts                                                                      5
Financial statements                                                         6

Index to financial statements                                              F-1



                                   Issued by
                          MONY Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104

                               Operations Center:

               One MONY Plaza, P.O. Box 4720, Syracuse, NY 13221

                                 (800) 487-6669


                                                                  MNY-VUL/x00806

ADDITIONAL INFORMATION ABOUT THE COMPANY


MONY LIFE INSURANCE COMPANY


The Policy is issued by MONY Life Insurance Company herein referred to as the "Company." The Company is a stock life insurance company organized in 1998 under the laws of the New York. Prior to 1998, the Company operated as The Mutual Life Insurance Company of New York, a mutual life insurance company. The Company is licensed to sell life insurance and annuities in 49 states (not including New York), the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. The principal office of the Company is located at 1290 Avenue of the Americas, New York, NY 10104. The Company is obligated to pay all amounts promised under the Policy.

AXA Financial Inc. ("AXA Financial"), a diversified financial services company, is the parent company of the Company. AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies. AXA Financial and its consolidated subsidiaries managed approximately $598 billion in assets as of December 31, 2004.

On July 8, 2004, AXA Financial completed its acquisition of The MONY Group Inc., which was, prior to that date, the parent company of the Company. The process of integrating the business operations of the Company with those of AXA Financial is expected to continue through 2005.

MONY Securities Corporation, a wholly owned subsidiary of the Company, is the principal underwriter for the Policies. On or about June 6, 2005, subject to regulatory approval, AXA Advisers, LLC and AXA Distributors, LLC will replace MONY Securities Corporation as principal underwriters of the Variable Account and distributor of the policies.


We are subject to regulation by the state of New York and regulation by the Superintendent of Insurance in New York. We file an annual statement with the state of New York, and periodically, the Superintendent of Insurance for the State of New York assesses our liabilities and reserves and those of the Variable Account and assesses their adequacy. We are also subject to the insurance laws and regulations of the other states in which we are licensed to operate.


MONY VARIABLE ACCOUNT L

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of a separate account under the federal securities laws.



ADDITIONAL POLICY INFORMATION


THE POLICY

The Policy, any attached riders and/or endorsements, the application and any supplemental applications make up the entire contract. Only statements made in the applications can be used to void the Policy or to deny a claim. We assume that all statements in an application are made to the best of the knowledge and belief of the person(s) who made them, and, in the absence of fraud, those statements are considered representations and not warranties. We rely on those statements when we issue or change a Policy.


PAID-UP INSURANCE

On any policy anniversary, you may change to guaranteed paid-up insurance. At the time of the change, we will reduce the Policy's Specified Amount to an amount that the Policy's Cash Value will keep in effect until the maturity date when applied as a single net premium. The maximum amount of Cash Value that we will apply will not be any greater than needed to provide an amount at risk that is equal to the amount at risk immediately prior to this option becoming effective. You will be refunded any Cash Value in excess of the amount we applied. You can discuss with your agent to learn more about this option.

The net single premium rates will be based on: (a) the 1980 CSO mortality tables at the Insured's gender and attained age and class of risk on the later of the policy date and the most recent increase in coverage under the policy; and (b) 4.0% interest. On and after the effective date, the Cash Value of the paid-up coverage will equal the present value of future guaranteed benefits based on the net single premium rates described above without regard to any loans.

To obtain paid-up insurance, we must receive a written request 30 days before the policy anniversary date on which it becomes effective. The endorsement issued to reflect the change to paid-up insurance will show the reduced Specified Amount and the guaranteed Cash Value on the effective date and each policy anniversary thereafter.

Once the paid-up insurance option is effective the following conditions apply:

(1) It may not be revoked.

(2) The Company will not accept any further premium.

(3) No further optional policy changes may be made.

(4) The Policy is no longer subject to the administrative charge and the Monthly Expense Charge.

(5) Any surrender charge, loan balance and loan interest which existed immediately before the effective date will be set to zero.

(6) Any partial surrender will result in a recalculation of the Specified Amount and Cash Value.

(7) Any additional benefits provided by rider will terminate.

The Death Benefit will equal the reduced Specified Amount.


OUR RIGHT TO CONTEST THE POLICY

In issuing the Policy, we rely on all statements made by or for you and/or the Insured in the application or in a supplemental application. Therefore, we may contest the validity of the Policy based on material misstatements made in the application (or any supplemental application).

However, we will not contest the Policy as issued or as increased, except for material misstatements contained in the application or a supplemental application, after it has been in force during the

Insured's lifetime for a minimum period, generally for two years from the Policy Date, or effective date of the increase in Specified Amount.


DIVIDENDS

This Policy is non-participating. We do not pay dividends on the Policy.


BENEFICIARY

You name the Beneficiary when you apply for the Policy. You may designate if the Beneficiary has to be living or surviving at the Insured's death. If you so designate, then, unless otherwise provided, that Beneficiary must be living on the 14th day after the Insured's death or, if earlier, the date we receive due proof of the Insured's death. The share of the Death Benefit proceeds of any Beneficiary who is not living on the earlier day will be payable to remaining Beneficiaries. Unless provided in the Beneficiary designation, if there is no Beneficiary named or living on the date of the Insured's death, we will pay the Death Benefit proceeds to the Insured's executors or administrators.

You may change the Beneficiary, unless you have given up this right, as long as the Insured is living by writing us at our Operations Center. The change will take effect when we record it retroactively as of the date the request was signed. The change will be subject to any payment we made before we received notice of the change of Beneficiary at our Operations Center.


ASSIGNING THE POLICY


You may assign any interest in your Policy to another person. You must send written notice of the assignment to us at our Administrative Office. The assignment will take effect once we have recorded the assignment. We may rely solely on the statement of the assignee as to the amount of his or her interest. All assignments will be subject to Outstanding Debt. Assignment of a Policy may have adverse tax consequences. Consult the section on "Tax considerations" in the Prospectus for more information.



THE PORTFOLIOS

We will purchase shares of the portfolios at net asset value and direct them to the corresponding Subaccount. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay surrender/partial surrender proceeds or other purposes described in your Policy. In general, we will automatically reinvest all dividends and capital gains distributions received from a portfolio in shares of the distributing portfolio at net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional Units, but instead reflect them in Unit values. We may elect not to reinvest dividends and capital gains distributions.

Shares of Fund portfolios are not sold directly to the general public. They are offered to insurance company separate accounts to support variable annuity and variable life insurance contracts and to qualified plans.

When shares are sold to both variable life and variable annuity separate accounts, this is called "mixed funding." When shares are sold to insurance companies that are not affiliated with each other, this is called "shared funding." Currently, we do not foresee any disadvantages to Owners due to mixed or shared funding. However, differences in tax treatment or other considerations may at some time create conflict of interests between owners of various contracts. The Company and the Boards of Directors of the Funds, and any other insurance companies that participate in the Funds are required to monitor events to identify material conflicts. If there is a conflict because of mixed or shared funding, a company might be required to withdraw the investment of one or more of its separate accounts from the Funds. This might force the Funds to sell securities at disadvantageous prices. See the prospectuses for the Funds.


SETTLEMENT OPTIONS

We offer the following settlement options as alternatives to the payment of Death Benefit proceeds or Cash Value in a lump sum:


OPTION 1. INTEREST INCOME -- Under this option, we hold the proceeds and credit the interest earned on those proceeds to the payee. We set the rate of interest for each year, but that rate will never be less than 2.75% a year. This Option will continue until the earlier of the date the payee dies or the date you elect another settlement option.


OPTION 2. INCOME FOR SPECIFIED PERIOD -- Under this option, the payee receives an income for the number of years chosen. We then calculate an income that will be based on the Minimum Monthly Income Table 2 for that period. Note that the longer the period selected (i.e., number of years) the lower the dollar amount per $1,000 of proceeds. Payments may be increased by additional interest as we may determine for each year.

OPTION 3. SINGLE LIFE INCOME -- Under this option, a number of years called the period certain is chosen. We will then pay income to a single payee for as long as that payee lives or for the number of years chosen (the period certain), whichever is longer. If the payee dies after the end of the period certain, the income payments will stop. The period certain elected may be: (a) 0, 10, or 20 years; or (b) until the total income payments equal the proceeds applied (this is called a refund period certain).


We will calculate the amount of the income payments on the date the proceeds become payable. This amount will be at least as much as the applicable amount shown in the Minimum Monthly Income Table 3 shown in your Policy. The income amounts are based on the 1983 Table "a" (discrete functions, without projections for future mortality) with a 3.50% interest.


If the income payments for the period certain elected are the same as income payments based on another available longer period certain, we will deem an election to have been made for the longer period certain.

OPTION 3A. JOINT LIFE INCOME -- We pay income during the joint lifetime of two people (the payee and another person). That means if one person dies, we will continue to pay the same income (or a lesser income) to the survivor for as long as the survivor lives.

The survivor may receive the same dollar amount that we were paying before the first payee died or two-thirds of that amount depending on the election made at the time of settlement. Note that if the lesser (two-thirds) amount paid to the survivor is elected, the dollar amount payable while both persons are living will be larger than it would have been if the same amount paid to the survivor had been elected.


We will calculate the amount of income payable while both persons are living (the joint lifetime) on the date the proceeds become payable. This amount will be at least as much as the applicable amount shown in the Minimum Monthly Income Table 3A shown in your Policy. The minimum income amounts are based on the 1983 Table "a" (discrete functions, without projections for future mortality) with 3.50% interest.


If a person for whom Option 3A is chosen dies before the first income amount is payable, the survivor will receive settlement instead under Option 3 with 10 years certain.


OPTION 4. INCOME OF SPECIFIED AMOUNT -- Under this option, the dollar amount of the income payments is chosen. We will pay that amount for as long as the proceeds and interest last but, the dollar amount chosen must add up to a yearly amount of at least 10% of the proceeds applied. Interest will be credited annually on the balance of the proceeds. We set the rate of interest for each year, but that rate will never be less than 2.75% a year.


We also may pay proceeds under any other option to which we and the payee may agree.

Before paying Option 3 or 3A, we will require proof of age of the payee that satisfies us.

Even if the death benefit under the Policy is excludible from income, payments under Settlement Options may not be excludible in full. This is because earnings on the death benefit after the insured's death are taxable and payments under the Settlement Options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under the Settlement Options.



DISTRIBUTION OF THE POLICIES

The Company pays sales compensation to MSC. In general, broker-dealers receiving sales compensation will pay all or a portion of it to its individual financial representatives as commissions related to the sale of Policies.

Sales compensation paid to MSC will generally not exceed 99% of the first year premiums. Thereafter, sales compensation to MSC shall not exceed 15.0% of premiums paid in years 2-3, and 3.5% of premiums paid in years 4-10.

Upon any subsequent increase in Specified Amount, sales compensation will equal a maximum of 99% of the increase in premiums paid. Thereafter, compensation will return to the applicable base percentage of any additional premiums paid as described above.

As discussed above, MSC has agreements with other selling broker-dealers that are NASD members and whose representatives are authorized by applicable law to sell variable insurance policies. Effective on or about June 6, 2005, AXA Distributors may enter into selling agreements with selling broker-dealers, including broker-dealers that had previously entered into selling agreements with MSC. Commissions paid to these broker-dealers for their registered representatives will not exceed the commissions described above. The sales compensation we pay varies among broker-dealers. MSC may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with the Company.

MSC may also pay certain affiliated and/or unaffiliated broker-dealers and other financial intermediaries additional compensation for certain services and/or in recognition of certain expenses that may be incurred by them or on their behalf (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company's product on a company and/or product list; sales personnel training; due diligence and related costs; marketing and related services; conferences; and/or other support services, including some that may benefit the policy owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a broker-dealer. We may also make fixed payments to broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for selling broker-dealers to promote the sale of our products. Additionally, as an incentive for financial professionals of selling broker-dealers to promote the sale of our products, we may increase the sales compensation paid to the selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). These types of payments are made out of the MSC's assets. Not all selling broker-dealers receive additional compensation. For more information about any such arrangements, ask your financial professional.

MSC will receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. In connection with portfolios offered through unaffiliated insurance trusts, MSC may also receive other payments from the portfolio advisers and/or their affiliates for administrative costs, as well as payments for sales meetings and/or seminar sponsorships.

In an effort to promote the sale of our products, MSC may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." Other forms of compensation financial professionals may receive include health and retirement benefits. In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." For tax reasons, MSC financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of our products. However, under applicable rules of the NASD, financial professionals of MSC may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, MSC financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products may qualify, under sales incentive programs adopted by the Company, to receive non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although the Company takes all of its costs into account in establishing the level of fees and expenses in our products, any compensation paid will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable NASD rules and other laws and regulations.


MSC receives fees for the sale of variable life insurance Policies. MSC received compensation with respect to the policies offered through the Variable Account in the following amounts during the periods indicated:



                                            Aggregate amount of
                                          commissions retained
                                          by MSC after payments
                    Aggregate amount of     to its registered
                    commissions paid to     persons and other
     Fiscal year           MSC*              broker-dealers
---------------------------------------------------------------
       2002       $14,206,789                      N/A
       2003       $16,246,718                      N/A
       2004       $14,126,357                      N/A
---------------------------------------------------------------


*  Includes sales compensation paid to registered persons of MSC.


MSC passes through commissions it receives and does not retain any override as distributor for the Policies. However, under the distribution agreement with MSC, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Policies. We also pay for MSC's operating and other expenses as it relates to the Policies.

Please see your Prospectus for detailed information regarding the distribution of the policies.



ADDITIONAL INFORMATION



POLICIES ISSUED IN CONJUNCTION WITH EMPLOYEE BENEFIT PLANS

Policies may be acquired in conjunction with employee benefit plans ("EBS Policies"), including the funding of qualified pension plans meeting the requirements of Section 401 of the Code. For EBS Policies, the maximum mortality rates used to determine the monthly cost of insurance charge are based on the Commissioners' 1980 Standard Ordinary Mortality Tables NB and SB. Under these tables, mortality rates are the same for male and female insureds of a particular attained age and premium class. Illustrations reflecting the premiums and charges for EBS Policies will be provided upon request to purchasers of these Policies. There is no provision for misstatement of sex in the EBS Policies. Also, the rates used to determine the amount payable under a particular settlement option will be the same for male and female insureds.

LEGAL DEVELOPMENTS REGARDING UNISEX
ACTUARIAL TABLES

In 1983, the United States Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. In that case, the Supreme Court applied its decision only to benefits derived from contributions made on or after August 1, 1983. Subsequent decisions of lower federal courts indicate that, in other factual circumstances, the Title VII prohibition of sex-distinct benefits may apply at an earlier date. In addition, legislative, regulatory, or decisional authority of some states may prohibit the use of sex-distinct mortality tables under certain circumstances. The Policies, other than Policies issued in states which require "unisex" policies (currently Montana), are based upon actuarial tables which distinguish between men and women and, thus, the Policy provides different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of these authorities on any employment-related insurance or benefits program before purchasing the Policy.

REPORTS

We will send you a report at least annually showing the then current status of your Policy. It will set forth:

since the last report date:

o premiums received;

o expense charges (including transfer charges, if any);

o cost of insurance and any riders;

o interest earned on Fund Value in the Loan Account and in the Guaranteed Interest Account; and

o any partial surrenders (and their fees).

as of the current report date:

o Death Benefit;

o Specified Amount; and

o Outstanding Debt.

as of the current and prior report dates:

o Fund Value;

o Subaccount Unit values;

o Fund Value in the Guaranteed Interest Account; and

o any other information required by law. We also will send you an annual and a semi-annual report for each Fund in which you are investing, as required by the 1940 Act.

RECORDS


We will maintain all records relating to the Variable Account and the Guaranteed Interest Account at our Operations Center.


EXPERTS

The Financial Statements have been included in this SAI, which is a part of the registration statement, in reliance on the reports of

PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of that firm as experts in accounting and auditing. Actuarial matters included in the prospectus and/or SAI have been examined by Linda Rodway, Vice President -- Individual Insurance Actuary of MONY, as stated in her opinion filed as an exhibit to the Registration Statement.




FINANCIAL STATEMENTS

This SAI contains the audited financial statements of MONY Variable Account L and the Company. The financial statements have been audited by PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, independent registered public accounting firm providing auditing services for both the Variable Account and the Company.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

--------------------------------------------------------------------------------

            Report of Independent Registered Public Accounting Firm


To the Board of Directors of
MONY Life Insurance Company and the
Contractholders of Subaccounts of MONY Variable Account L


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Subaccounts of MONY Variable Account L at December 31, 2004, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.






PricewaterhouseCoopers LLP
New York, New York
April 18, 2005

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2004


                                               AIM V.I. Basic   AIM V.I. Financial   AIM V.I. Health
                                                 Value Fund        Services Fund      Sciences Fund
                                              ---------------- -------------------- -----------------
Assets:
Shares held in respective Funds .............        2,470              3,422              4,171
                                                     -----              -----              -----
Investments at cost .........................      $26,613            $42,277            $66,743
                                                   -------            -------            -------
Investments in respective Funds, at net asset
 value ......................................      $29,245            $49,989            $78,838
Amount due from MONY ........................           54                 29                 29
Amount due from respective Funds ............           23                 61                 51
                                                   -------            -------            -------
  Total Assets ..............................       29,322             50,079             78,918
                                                   =======            =======            =======
Liabilities:
Amount due to MONY ..........................           23                 61                 51
Amount due to respective Funds ..............           54                 29                 29
                                                   -------            -------            -------
  Total Liabilities .........................           77                 90                 80
                                                   -------            -------            -------
Net Assets ..................................      $29,245            $49,989            $78,838
                                                   =======            =======            =======



                                                                                    Alger American  Alger American
                                               AIM V.I. Mid Cap       AIM V.I.         Balanced      MidCap Growth
                                               Core Equity Fund   Technology Fund     Portfolio        Portfolio
                                              ------------------ ----------------- --------------- ----------------
Assets:
Shares held in respective Funds .............          649              2,094            15,172          18,812
                                                       ---              -----            ------          ------
Investments at cost .........................       $8,266            $23,827          $190,526        $305,209
                                                    ------            -------          --------        --------
Investments in respective Funds, at net asset
 value ......................................       $8,509            $26,005          $205,583        $391,284
Amount due from MONY ........................           --                 43               262              27
Amount due from respective Funds ............            8                 23               167             199
                                                    ------            -------          --------        --------
  Total Assets ..............................        8,517             26,071           206,012         391,510
                                                    ======            =======          ========        ========
Liabilities:
Amount due to MONY ..........................            8                 23               167             199
Amount due to respective Funds ..............           --                 43               262              27
                                                    ------            -------          --------        --------
  Total Liabilities .........................            8                 66               429             226
                                                    ------            -------          --------        --------
Net Assets ..................................       $8,509            $26,005          $205,583        $391,284
                                                    ======            =======          ========        ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                               Dreyfus Socially                   Dreyfus IP Small
                                                  Responsible     Dreyfus Stock       Cap Stock
                                                  Growth Fund       Index Fund     Index Portfolio
                                              ------------------ --------------- ------------------
Assets:
Shares held in respective Funds .............         9,570             64,642           1,094
                                                   --------         ----------         -------
Investments at cost .........................      $216,733         $1,751,863         $15,440
                                                   --------         ----------         -------
Investments in respective Funds, at net asset
 value ......................................      $240,867         $1,996,799         $17,062
Amount due from MONY ........................            11                223              --
Amount due from respective Funds ............           136              1,156              16
                                                   --------         ----------         -------
  Total Assets ..............................       241,014          1,998,178          17,078
                                                   ========         ==========         =======
Liabilities:
Amount due to MONY ..........................           136              1,156              16
Amount due to respective Funds ..............            11                223              --
                                                   --------         ----------         -------
  Total Liabilities .........................           147              1,379              16
                                                   --------         ----------         -------
Net Assets ..................................      $240,867         $1,996,799         $17,062
                                                   ========         ==========         =======



                                               EQ/Enterprise
                                                  Capital                        EQ/Enterprise     EQ/Enterprise
                                               Appreciation     EQ/Enterprise    Equity Income   Growth and Income
                                                 Portfolio    Equity Portfolio     Portfolio         Portfolio
                                              -------------- ------------------ --------------- ------------------
Assets:
Shares held in respective Funds .............     133,322           459,112          102,363           356,242
                                                  -------           -------          -------           -------
Investments at cost .........................    $750,323        $9,824,133         $518,151        $1,733,453
                                                 --------        ----------         --------        ----------
Investments in respective Funds, at net asset
 value ......................................    $954,583        $9,756,133         $621,342        $1,980,705
Amount due from MONY ........................          73               484               80               203
Amount due from respective Funds ............         544             6,870              357             1,950
                                                 --------        ----------         --------        ----------
  Total Assets ..............................     955,200         9,763,487          621,779         1,982,858
                                                 ========        ==========         ========        ==========
Liabilities:
Amount due to MONY ..........................         544             6,870              357             1,950
Amount due to respective Funds ..............          73               484               80               203
                                                 --------        ----------         --------        ----------
  Total Liabilities .........................         617             7,354              437             2,153
                                                 --------        ----------         --------        ----------
Net Assets ..................................    $954,583        $9,756,133         $621,342        $1,980,705
                                                 ========        ==========         ========        ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                                          EQ/Enterprise       EQ/Enterprise
                                                     EQ/Enterprise       Global Socially     High-Yield Bond
                                                   Growth Portfolio   Responsive Portfolio      Portfolio
                                                  ------------------ ---------------------- -----------------
Assets:
Shares held in respective Funds .................        534,421               4,977               240,826
                                                      ----------             -------            ----------
Investments at cost .............................     $2,408,358             $50,173            $1,093,047
                                                      ----------             -------            ----------
Investments in respective Funds, at net asset
 value ..........................................     $2,570,562             $58,485            $1,131,880
Amount due from MONY ............................            715                   2                    58
Amount due from respective Funds ................          2,510                  30                   831
                                                      ----------             -------            ----------
  Total Assets ..................................      2,573,787              58,517             1,132,769
                                                      ==========             =======            ==========
Liabilities:
Amount due to MONY ..............................          2,510                  30                   831
Amount due to respective Funds ..................            715                   2                    58
                                                      ----------             -------            ----------
  Total Liabilities .............................          3,225                  32                   889
                                                      ----------             -------            ----------
Net Assets ......................................     $2,570,562             $58,485            $1,131,880
                                                      ==========             =======            ==========



                                                     EQ/Enterprise      EQ/Enterprise    EQ/Enterprise    EQ/Enterprise
                                                     International    Multi-Cap Growth      Managed       Small Company
                                                   Growth Portfolio       Portfolio        Portfolio     Growth Portfolio
                                                  ------------------ ------------------ --------------- -----------------
Assets:
Shares held in respective Funds .................        383,745           116,451            500,074          130,563
                                                      ----------          --------        -----------       ----------
Investments at cost .............................     $1,905,281          $845,428        $10,999,936       $  894,691
                                                      ----------          --------        -----------       ----------
Investments in respective Funds, at net asset
 value ..........................................     $1,795,924          $928,111        $ 9,641,430       $1,081,065
Amount due from MONY ............................             17               122                248              175
Amount due from respective Funds ................          1,185               528              7,061              729
                                                      ----------          --------        -----------       ----------
  Total Assets ..................................      1,797,126           928,761          9,648,739        1,081,969
                                                      ==========          ========        ===========       ==========
Liabilities:
Amount due to MONY ..............................          1,185               528              7,061              729
Amount due to respective Funds ..................             17               122                248              175
                                                      ----------          --------        -----------       ----------
  Total Liabilities .............................          1,202               650              7,309              904
                                                      ----------          --------        -----------       ----------
Net Assets ......................................     $1,795,924          $928,111        $ 9,641,430       $1,081,065
                                                      ==========          ========        ===========       ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                EQ/Enterprise    EQ/Enterprise    EQ/Enterprise
                                                Small Company     Total Return   Short Duration
                                               Value Portfolio     Portfolio     Bond Portfolio
                                              ----------------- --------------- ----------------
Assets:
Shares held in respective Funds .............        301,211          26,380            748
                                                  ----------        --------         ------
Investments at cost .........................     $6,703,474        $275,845         $7,522
                                                  ----------        --------         ------
Investments in respective Funds, at net asset
 value ......................................     $8,358,612        $271,980         $7,416
Amount due from MONY ........................            799              74             --
Amount due from respective Funds ............          5,857             475             10
                                                  ----------        --------         ------
  Total Assets ..............................      8,365,268         272,529          7,426
                                                  ==========        ========         ======
Liabilities:
Amount due to MONY ..........................          5,857             475             10
Amount due to respective Funds ..............            799              74             --
                                                  ----------        --------         ------
  Total Liabilities .........................          6,656             549             10
                                                  ----------        --------         ------
Net Assets ..................................     $8,358,612        $271,980         $7,416
                                                  ==========        ========         ======

                                                                                                            EQ/MONY
                                                                                                           Government
                                               EQ/MONY Diversified    EQ/MONY Equity     EQ/MONY Equity    Securities
                                                    Portfolio        Growth Portfolio   Income Portfolio   Portfolio
                                              --------------------- ------------------ ------------------ -----------
Assets:
Shares held in respective Funds .............           9,075               2,358              2,638         81,552
                                                     --------             -------            -------       --------
Investments at cost .........................        $131,579             $37,943            $41,300       $951,179
                                                     --------             -------            -------       --------
Investments in respective Funds, at net asset
 value ......................................        $108,449             $44,969            $43,362       $909,304
Amount due from MONY ........................              --                  --                 --             78
Amount due from respective Funds ............              54                  22                 22            582
                                                     --------             -------            -------       --------
  Total Assets ..............................         108,503              44,991             43,384        909,964
                                                     ========             =======            =======       ========
Liabilities:
Amount due to MONY ..........................              54                  22                 22            582
Amount due to respective Funds ..............              --                  --                 --             78
                                                     --------             -------            -------       --------
  Total Liabilities .........................              54                  22                 22            660
                                                     --------             -------            -------       --------
Net Assets ..................................        $108,449             $44,969            $43,362       $909,304
                                                     ========             =======            =======       ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004

                                                      EQ/MONY
                                                   Intermediate      EQ/MONY         EQ/MONY
                                                     Term Bond    Money Market      Long Term
                                                     Portfolio      Portfolio    Bond Portfolio
                                                  -------------- -------------- ----------------
Assets:
Shares held in respective Funds .................      33,690       3,122,758         61,081
                                                     --------      ----------       --------
Investments at cost .............................    $386,286      $3,122,758       $837,860
                                                     --------      ----------       --------
Investments in respective Funds, at net asset
 value ..........................................    $360,146      $3,122,758       $827,035
Amount due from MONY ............................         236           1,303              3
Amount due from respective Funds ................         311           1,795            507
                                                     --------      ----------       --------
  Total Assets ..................................     360,693       3,125,856        827,545
                                                     ========      ==========       ========
Liabilities:
Amount due to MONY ..............................         311           1,795            507
Amount due to respective Funds ..................         236           1,303              3
                                                     --------      ----------       --------
  Total Liabilities .............................         547           3,098            510
                                                     --------      ----------       --------
Net Assets ......................................    $360,146      $3,122,758       $827,035
                                                     ========      ==========       ========



                                                                                       Fidelity VIP
                                                                       Fidelity VIP       Growth
                                                     Fidelity VIP     Contrafund(R)   Opportunities   Franklin Income
                                                   Growth Portfolio     Portfolio       Portfolio     Securities Fund
                                                  ------------------ --------------- --------------- ----------------
Assets:
Shares held in respective Funds .................         37,235            40,768         12,780             862
                                                      ----------        ----------       --------         -------
Investments at cost .............................     $1,095,169        $  846,083       $177,526         $12,473
                                                      ----------        ----------       --------         -------
Investments in respective Funds, at net asset
 value ..........................................     $1,187,066        $1,081,563       $205,115         $13,508
Amount due from MONY ............................            187               183             12              --
Amount due from respective Funds ................            675               628            115               7
                                                      ----------        ----------       --------         -------
  Total Assets ..................................      1,187,928         1,082,374        205,242          13,515
                                                      ==========        ==========       ========         =======
Liabilities:
Amount due to MONY ..............................            675               628            115               7
Amount due to respective Funds ..................            187               183             12              --
                                                      ----------        ----------       --------         -------
  Total Liabilities .............................            862               811            127               7
                                                      ----------        ----------       --------         -------
Net Assets ......................................     $1,187,066        $1,081,563       $205,115         $13,508
                                                      ==========        ==========       ========         =======

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                   Franklin         Franklin       Janus Aspen
                                               Rising Dividends   Zero Coupon    Series Mid Cap
                                                Securities Fund    Fund 2010    Growth Portfolio
                                              ------------------ ------------- ------------------
Assets:
Shares held in respective Funds .............          435              189            42,351
                                                    ------           ------        ----------
Investments at cost .........................       $7,139           $3,073        $  825,400
                                                    ------           ------        ----------
Investments in respective Funds, at net asset
 value ......................................       $7,616           $3,102        $1,094,353
Amount due from MONY ........................           54               --                75
Amount due from respective Funds ............           29               16               618
                                                    ------           ------        ----------
  Total Assets ..............................        7,699            3,118         1,095,046
                                                    ======           ======        ==========
Liabilities:
Amount due to MONY ..........................           29               16               618
Amount due to respective Funds ..............           54               --                75
                                                    ------           ------        ----------
  Total Liabilities .........................           83               16               693
                                                    ------           ------        ----------
Net Assets ..................................       $7,616           $3,102        $1,094,353
                                                    ======           ======        ==========

                                                                     Janus Aspen                         Janus Aspen
                                                  Janus Aspen      Series Capital      Janus Aspen          Series
                                                     Series         Appreciation     Series Flexible    International
                                               Balanced Porfolio     Portfolio*     Income Portfolio   Growth Portfolio
                                              ------------------- ---------------- ------------------ -----------------
Assets:
Shares held in respective Funds .............         29,053             47,597            8,369              8,655
                                                    --------         ----------         --------           --------
Investments at cost .........................       $643,876         $  977,396         $109,214           $177,646
                                                    --------         ----------         --------           --------
Investments in respective Funds, at net asset
 value ......................................       $708,600         $1,168,925         $106,366           $233,163
Amount due from MONY ........................             45                191               --                328
Amount due from respective Funds ............            508                770               55                155
                                                    --------         ----------         --------           --------
  Total Assets ..............................        709,153          1,169,886          106,421            233,646
                                                    ========         ==========         ========           ========
Liabilities:
Amount due to MONY ..........................            508                770               55                155
Amount due to respective Funds ..............             45                191               --                328
                                                    --------         ----------         --------           --------
  Total Liabilities .........................            553                961               55                483
                                                    --------         ----------         --------           --------
Net Assets ..................................       $708,600         $1,168,925         $106,366           $233,163
                                                    ========         ==========         ========           ========
-------
* Denotes multiple share classes held in respective Fund
  Institutional Class                                                     5,292
  Service Class                                                          42,305


The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                  Janus Aspen       Lord Abbett       Lord Abbett
                                               Series Worldwide   Bond-Debenture   Growth and Income
                                               Growth Portfolio      Portfolio         Portfolio
                                              ------------------ ---------------- -------------------
Assets:
Shares held in respective Funds .............         49,647            9,332             26,036
                                                  ----------         --------           --------
Investments at cost .........................     $1,257,937         $109,833           $584,783
                                                  ----------         --------           --------
Investments in respective Funds, at net asset
 value ......................................     $1,329,552         $112,446           $707,665
Amount due from MONY ........................            207                4                398
Amount due from respective Funds ............            736               63                752
                                                  ----------         --------           --------
  Total Assets ..............................      1,330,495          112,513            708,815
                                                  ==========         ========           ========
Liabilities:
Amount due to MONY ..........................            736               63                752
Amount due to respective Funds ..............            207                4                398
                                                  ----------         --------           --------
  Total Liabilities .........................            943               67              1,150
                                                  ----------         --------           --------
Net Assets ..................................     $1,329,552         $112,446           $707,665
                                                  ==========         ========           ========



                                                Lord Abbett                         MFS(R)
                                               Mid-Cap Value   MFS(R) Mid Cap   New Discovery   MFS(R) Total
                                                 Portfolio      Growth Series       Series      Return Series
                                              --------------- ---------------- --------------- --------------
Assets:
Shares held in respective Funds .............       26,392          26,106            9,126         16,290
                                                  --------        --------         --------       --------
Investments at cost .........................     $413,737        $154,485         $112,379       $307,746
                                                  --------        --------         --------       --------
Investments in respective Funds, at net asset
 value ......................................     $548,690        $184,831         $135,700       $349,085
Amount due from MONY ........................          264             108              142            297
Amount due from respective Funds ............          282             126               74            202
                                                  --------        --------         --------       --------
  Total Assets ..............................      549,236         185,065          135,916        349,584
                                                  ========        ========         ========       ========
Liabilities:
Amount due to MONY ..........................          282             126               74            202
Amount due to respective Funds ..............          264             108              142            297
                                                  --------        --------         --------       --------
  Total Liabilities .........................          546             234              216            499
                                                  --------        --------         --------       --------
Net Assets ..................................     $548,690        $184,831         $135,700       $349,085
                                                  ========        ========         ========       ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                                         Oppenheimer
                                                   MFS(R) Utilities   Global Securities
                                                        Series             Fund/VA
                                                  ------------------ -------------------
Assets:
Shares held in respective Funds .................         6,409              1,478
                                                       --------            -------
Investments at cost .............................      $ 98,911            $37,990
                                                       --------            -------
Investments in respective Funds, at net asset
 value ..........................................      $131,060            $43,360
Amount due from MONY ............................            67                 --
Amount due from respective Funds ................           115                 24
                                                       --------            -------
  Total Assets ..................................       131,242             43,384
                                                       ========            =======
Liabilities:
Amount due to MONY ..............................           115                 24
Amount due to respective Funds ..................            67                 --
                                                       --------            -------
  Total Liabilities .............................           182                 24
                                                       --------            -------
Net Assets ......................................      $131,060            $43,360
                                                       ========            =======



                                                     Oppenheimer                                      PIMCO Global
                                                   Main Street(R)   PBHG Mid-Cap     PBHG Select     Bond Portfolio
                                                       Fund/VA        Portfolio    Value Portfolio     (Unhedged)
                                                  ---------------- -------------- ----------------- ---------------
Assets:
Shares held in respective Funds .................        1,087          24,467           5,139            15,165
                                                       -------        --------         -------          --------
Investments at cost .............................      $21,108        $321,254         $65,662          $188,704
                                                       -------        --------         -------          --------
Investments in respective Funds, at net asset
 value ..........................................      $22,500        $418,382         $71,487          $201,247
Amount due from MONY ............................           54             198              35                31
Amount due from respective Funds ................           27             245              46               465
                                                       -------        --------         -------          --------
  Total Assets ..................................       22,581         418,825          71,568           201,743
                                                       =======        ========         =======          ========
Liabilities:
Amount due to MONY ..............................           27             245              46               465
Amount due to respective Funds ..................           54             198              35                31
                                                       -------        --------         -------          --------
  Total Liabilities .............................           81             443              81               496
                                                       -------        --------         -------          --------
Net Assets ......................................      $22,500        $418,382         $71,487          $201,247
                                                       =======        ========         =======          ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                                       PIMCO StocksPLUS
                                                      PIMCO Real      Growth and Income
                                                   Return Portfolio       Portfolio
                                                  ------------------ -------------------
Assets:
Shares held in respective Funds .................        48,614              48,138
                                                       --------            --------
Investments at cost .............................      $602,987            $404,107
                                                       --------            --------
Investments in respective Funds, at net asset
 value ..........................................      $628,087            $485,713
Amount due from MONY ............................           124                 145
Amount due from respective Funds ................         1,018                 293
                                                       --------            --------
  Total Assets ..................................       629,229             486,151
                                                       ========            ========
Liabilities:
Amount due to MONY ..............................         1,018                 293
Amount due to respective Funds ..................           124                 145
                                                       --------            --------
  Total Liabilities .............................         1,142                 438
                                                       --------            --------
Net Assets ......................................      $628,087            $485,713
                                                       ========            ========



                                                    UIF Emerging     UIF Global
                                                   Markets Equity   Value Equity    UIF U.S. Real
                                                      Portfolio       Portfolio    Estate Portfolio
                                                  ---------------- -------------- -----------------
Assets:
Shares held in respective Funds .................        6,659           3,707           31,269
                                                       -------         -------         --------
Investments at cost .............................      $50,368         $45,709         $498,707
                                                       -------         -------         --------
Investments in respective Funds, at net asset
 value ..........................................      $73,583         $53,004         $640,396
Amount due from MONY ............................          138             167               34
Amount due from respective Funds ................           52              27              347
                                                       -------         -------         --------
  Total Assets ..................................       73,773          53,198          640,777
                                                       =======         =======         ========
Liabilities:
Amount due to MONY ..............................           52              27              347
Amount due to respective Funds ..................          138             167               34
                                                       -------         -------         --------
  Total Liabilities .............................          190             194              381
                                                       -------         -------         --------
Net Assets ......................................      $73,583         $53,004         $640,396
                                                       =======         =======         ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004




                        Fund Name                                           Option
-------------------------------------------------------- -------------------------------------------
AIM V.I. Basic Value Fund .............................. MONY Variable Universal Life Option 1
AIM V.I. Basic Value Fund .............................. MONY Variable Universal Life Option 2

AIM V.I. Financial Services Fund ....................... MONY Variable Universal Life Option 1
AIM V.I. Financial Services Fund ....................... MONY Survivorship Variable Universal Life

AIM V.I. Health Sciences Fund .......................... MONY Variable Universal Life Option 1
AIM V.I. Health Sciences Fund .......................... MONY Survivorship Variable Universal Life

AIM V.I. Mid Cap Core Equity Fund ...................... MONY Variable Universal Life Option 1
AIM V.I. Mid Cap Core Equity Fund ...................... MONY Variable Universal Life Option 2

AIM V.I. Technology Fund ............................... MONY Variable Universal Life Option 1
AIM V.I. Technology Fund ............................... MONY Survivorship Variable Universal Life

Alger American Balanced Portfolio ...................... MONY Variable Universal Life Option 1
Alger American Balanced Portfolio ...................... MONY Variable Universal Life Option 2
Alger American Balanced Portfolio ...................... MONY Survivorship Variable Universal Life

Alger American MidCap Growth Portfolio ................. MONY Custom Equity Master
Alger American MidCap Growth Portfolio ................. MONY Variable Universal Life Option 1
Alger American MidCap Growth Portfolio ................. MONY Variable Universal Life Option 2
Alger American MidCap Growth Portfolio ................. MONY Custom Estate Master
Alger American MidCap Growth Portfolio ................. MONY Survivorship Variable Universal Life

Dreyfus Socially Responsible Growth Fund ............... MONY Equity Master
Dreyfus Socially Responsible Growth Fund ............... MONY Custom Equity Master
Dreyfus Socially Responsible Growth Fund ............... MONY Custom Estate Master

Dreyfus Stock Index Fund ............................... MONY Equity Master
Dreyfus Stock Index Fund ............................... MONY Custom Equity Master
Dreyfus Stock Index Fund ............................... MONY Custom Estate Master

Dreyfus IP Small Cap Stock Index Portfolio ............. MONY Variable Universal Life Option 1
Dreyfus IP Small Cap Stock Index Portfolio ............. MONY Variable Universal Life Option 2

EQ/Enterprise Capital Appreciation Portfolio ........... MONY Equity Master
EQ/Enterprise Capital Appreciation Portfolio ........... MONY Custom Equity Master
EQ/Enterprise Capital Appreciation Portfolio ........... MONY Custom Estate Master

EQ/Enterprise Equity Portfolio ......................... MONY Equity Master
EQ/Enterprise Equity Portfolio ......................... MONY Custom Equity Master
EQ/Enterprise Equity Portfolio ......................... MONY Custom Estate Master

EQ/Enterprise Equity Income Portfolio .................. MONY Equity Master
EQ/Enterprise Equity Income Portfolio .................. MONY Custom Equity Master
EQ/Enterprise Equity Income Portfolio .................. MONY Variable Universal Life Option 1
EQ/Enterprise Equity Income Portfolio .................. MONY Variable Universal Life Option 2
EQ/Enterprise Equity Income Portfolio .................. MONY Custom Estate Master
EQ/Enterprise Equity Income Portfolio .................. MONY Survivorship Variable Universal Life

EQ/Enterprise Growth and Income Portfolio .............. MONY Equity Master
EQ/Enterprise Growth and Income Portfolio .............. MONY Custom Equity Master
EQ/Enterprise Growth and Income Portfolio .............. MONY Variable Universal Life Option 1
EQ/Enterprise Growth and Income Portfolio .............. MONY Variable Universal Life Option 2
EQ/Enterprise Growth and Income Portfolio .............. MONY Custom Estate Master
EQ/Enterprise Growth and Income Portfolio .............. MONY Survivorship Variable Universal Life

EQ/Enterprise Growth Portfolio ......................... MONY Equity Master
EQ/Enterprise Growth Portfolio ......................... MONY Custom Equity Master
EQ/Enterprise Growth Portfolio ......................... MONY Variable Universal Life Option 1
EQ/Enterprise Growth Portfolio ......................... MONY Variable Universal Life Option 2
EQ/Enterprise Growth Portfolio ......................... MONY Custom Estate Master
EQ/Enterprise Growth Portfolio ......................... MONY Survivorship Variable Universal Life

EQ/Enterprise Global Socially Responsive Portfolio ..... MONY Variable Universal Life Option 1
EQ/Enterprise Global Socially Responsive Portfolio ..... MONY Survivorship Variable Universal Life

EQ/Enterprise High-Yield Bond Portfolio ................ MONY Equity Master
EQ/Enterprise High-Yield Bond Portfolio ................ MONY Custom Equity Master
EQ/Enterprise High-Yield Bond Portfolio ................ MONY Custom Estate Master


                                                                    Unit Fair      Units
                        Fund Name                          Class      Value     Outstanding
-------------------------------------------------------- --------- ----------- ------------
AIM V.I. Basic Value Fund ..............................     I      $  10.00           --
AIM V.I. Basic Value Fund ..............................     I         12.09        2,418

AIM V.I. Financial Services Fund .......................     I      $  12.10        3,290
AIM V.I. Financial Services Fund .......................     I         11.66          872

AIM V.I. Health Sciences Fund ..........................     I      $  10.99        6,566
AIM V.I. Health Sciences Fund ..........................     I         11.50          577

AIM V.I. Mid Cap Core Equity Fund ......................     I      $  10.00           --
AIM V.I. Mid Cap Core Equity Fund ......................     I         12.11          702

AIM V.I. Technology Fund ...............................     I      $   9.05        2,872
AIM V.I. Technology Fund ...............................     I         10.00           --

Alger American Balanced Portfolio ......................     O      $  11.20       14,743
Alger American Balanced Portfolio ......................     O         10.89        2,192
Alger American Balanced Portfolio ......................     O         11.15        1,493

Alger American MidCap Growth Portfolio .................     O      $  12.60        7,835
Alger American MidCap Growth Portfolio .................     O         12.49       14,365
Alger American MidCap Growth Portfolio .................     O         12.20        1,969
Alger American MidCap Growth Portfolio .................     O         16.38        3,736
Alger American MidCap Growth Portfolio .................     O         12.38        2,251

Dreyfus Socially Responsible Growth Fund ...............  Initial   $   7.97        2,408
Dreyfus Socially Responsible Growth Fund ...............  Initial       6.57       27,104
Dreyfus Socially Responsible Growth Fund ...............  Initial       6.33        6,891

Dreyfus Stock Index Fund ...............................  Initial   $   8.59       40,516
Dreyfus Stock Index Fund ...............................  Initial       8.89      163,560
Dreyfus Stock Index Fund ...............................  Initial       8.94       21,775

Dreyfus IP Small Cap Stock Index Portfolio .............  Service   $  10.00           --
Dreyfus IP Small Cap Stock Index Portfolio .............  Service      13.24        1,289

EQ/Enterprise Capital Appreciation Portfolio ...........     B      $   9.13       23,358
EQ/Enterprise Capital Appreciation Portfolio ...........     B          9.50       66,358
EQ/Enterprise Capital Appreciation Portfolio ...........     B          9.10       12,176

EQ/Enterprise Equity Portfolio .........................     B      $  14.34      574,467
EQ/Enterprise Equity Portfolio .........................     B          8.26      172,984
EQ/Enterprise Equity Portfolio .........................     B          9.86        8,475

EQ/Enterprise Equity Income Portfolio ..................     B      $  11.64        6,871
EQ/Enterprise Equity Income Portfolio ..................     B         11.57       30,896
EQ/Enterprise Equity Income Portfolio ..................     B         12.56        9,153
EQ/Enterprise Equity Income Portfolio ..................     B         13.16        1,613
EQ/Enterprise Equity Income Portfolio ..................     B         12.23        3,044
EQ/Enterprise Equity Income Portfolio ..................     B         13.17          801

EQ/Enterprise Growth and Income Portfolio ..............     B      $   9.03       65,935
EQ/Enterprise Growth and Income Portfolio ..............     B          9.29      112,439
EQ/Enterprise Growth and Income Portfolio ..............     B         11.29       23,406
EQ/Enterprise Growth and Income Portfolio ..............     B         12.37        1,655
EQ/Enterprise Growth and Income Portfolio ..............     B          9.20        4,287
EQ/Enterprise Growth and Income Portfolio ..............     B         11.36        1,485

EQ/Enterprise Growth Portfolio .........................     B      $   7.74       30,802
EQ/Enterprise Growth Portfolio .........................     B          7.77      168,079
EQ/Enterprise Growth Portfolio .........................     B          9.62       64,518
EQ/Enterprise Growth Portfolio .........................     B         10.95       14,929
EQ/Enterprise Growth Portfolio .........................     B          7.77       29,029
EQ/Enterprise Growth Portfolio .........................     B         11.42        1,398

EQ/Enterprise Global Socially Responsive Portfolio .....     B      $  12.28        3,900
EQ/Enterprise Global Socially Responsive Portfolio .....     B         11.80          897

EQ/Enterprise High-Yield Bond Portfolio ................     B      $  16.40       47,332
EQ/Enterprise High-Yield Bond Portfolio ................     B         13.95       21,566
EQ/Enterprise High-Yield Bond Portfolio ................     B         13.67        3,999

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                                                                       Unit Fair     Units
                   Fund Name                                         Option                    Class     Value    Outstanding
-----------------------------------------------   ------------------------------------------- ------- ---------- ------------
EQ/Enterprise International Growth Portfolio ..   MONY Equity Master                             B     $  10.78     140,029
EQ/Enterprise International Growth Portfolio ..   MONY Custom Equity Master                      B         7.10      33,670
EQ/Enterprise International Growth Portfolio ..   MONY Custom Estate Master                      B         6.66       7,118

EQ/Enterprise Multi-Cap Growth Portfolio ......   MONY Equity Master                             B     $   8.10       6,148
EQ/Enterprise Multi-Cap Growth Portfolio ......   MONY Custom Equity Master                      B         5.93     111,352
EQ/Enterprise Multi-Cap Growth Portfolio ......   MONY Variable Universal Life Option 1          B        10.04       8,030
EQ/Enterprise Multi-Cap Growth Portfolio ......   MONY Variable Universal Life Option 2          B        11.19       3,593
EQ/Enterprise Multi-Cap Growth Portfolio ......   MONY Custom Estate Master                      B         5.40      16,156
EQ/Enterprise Multi-Cap Growth Portfolio ......   MONY Survivorship Variable Universal Life      B        10.44         905

EQ/Enterprise Managed Portfolio ...............   MONY Equity Master                             B     $  13.71     639,426
EQ/Enterprise Managed Portfolio ...............   MONY Custom Equity Master                      B         9.31      64,666
EQ/Enterprise Managed Portfolio ...............   MONY Variable Universal Life Option 1          B        10.82      12,957
EQ/Enterprise Managed Portfolio ...............   MONY Variable Universal Life Option 2          B        11.50       7,903
EQ/Enterprise Managed Portfolio ...............   MONY Custom Estate Master                      B         9.09       3,580
EQ/Enterprise Managed Portfolio ...............   MONY Survivorship Variable Universal Life      B        11.73         518

EQ/Enterprise Small Company Growth Portfolio ..   MONY Equity Master                             B     $  10.81       6,547
EQ/Enterprise Small Company Growth Portfolio ..   MONY Custom Equity Master                      B        10.05      56,355
EQ/Enterprise Small Company Growth Portfolio ..   MONY Variable Universal Life Option 1          B        11.00      21,397
EQ/Enterprise Small Company Growth Portfolio ..   MONY Variable Universal Life Option 2          B        11.81       9,084
EQ/Enterprise Small Company Growth Portfolio ..   MONY Custom Estate Master                      B        10.14       3,715
EQ/Enterprise Small Company Growth Portfolio ..   MONY Survivorship Variable Universal Life      B        10.63       5,962

EQ/Enterprise Small Company Value Portfolio ...   MONY Equity Master                             B     $  31.27     201,597
EQ/Enterprise Small Company Value Portfolio ...   MONY Custom Equity Master                      B        16.41      62,833
EQ/Enterprise Small Company Value Portfolio ...   MONY Variable Universal Life Option 1          B        15.32      39,109
EQ/Enterprise Small Company Value Portfolio ...   MONY Variable Universal Life Option 2          B        13.39      13,255
EQ/Enterprise Small Company Value Portfolio ...   MONY Custom Estate Master                      B        15.72      13,569
EQ/Enterprise Small Company Value Portfolio ...   MONY Survivorship Variable Universal Life      B        14.03       2,334

EQ/Enterprise Total Return Portfolio ..........   MONY Custom Equity Master                      B     $  11.43       1,134
EQ/Enterprise Total Return Portfolio ..........   MONY Variable Universal Life Option 1          B        11.58      19,726
EQ/Enterprise Total Return Portfolio ..........   MONY Variable Universal Life Option 2          B        10.61       2,845
EQ/Enterprise Total Return Portfolio ..........   MONY Custom Estate Master                      B        11.49          35
EQ/Enterprise Total Return Portfolio ..........   MONY Survivorship Variable Universal Life      B        10.00          --

EQ/Enterprise Short Duration Bond Portfolio ...   MONY Variable Universal Life Option 1          B     $  10.00          --
EQ/Enterprise Short Duration Bond Portfolio ...   MONY Variable Universal Life Option 2          B        10.16         730

EQ/MONY Diversified Portfolio .................   MONY Strategist                                A     $  53.20       2,038

EQ/MONY Equity Growth Portfolio ...............   MONY Strategist                                A     $  64.08         702

EQ/MONY Equity Income Portfolio ...............   MONY Strategist                                A     $  64.07         677

EQ/MONY Government Securities Portfolio .......   MONY Equity Master                             A     $  13.89      19,847
EQ/MONY Government Securities Portfolio .......   MONY Custom Equity Master                      A        12.53      16,793
EQ/MONY Government Securities Portfolio .......   MONY Variable Universal Life Option 1          A        10.69      25,704
EQ/MONY Government Securities Portfolio .......   MONY Variable Universal Life Option 2          A        10.13       1,117
EQ/MONY Government Securities Portfolio .......   MONY Custom Estate Master                      A        11.32       4,116
EQ/MONY Government Securities Portfolio .......   MONY Survivorship Variable Universal Life      A        10.71       8,450

EQ/MONY Intermediate Term Bond Portfolio ......   MONY Strategist                                A     $  29.66         428
EQ/MONY Intermediate Term Bond Portfolio ......   MONY Equity Master                             A        14.69      12,382
EQ/MONY Intermediate Term Bond Portfolio ......   MONY Custom Equity Master                      A        12.82      12,798
EQ/MONY Intermediate Term Bond Portfolio ......   MONY Custom Estate Master                      A        11.94         122

EQ/MONY Money Market Portfolio ................   MONY Strategist                                A     $  20.82         768
EQ/MONY Money Market Portfolio ................   MONY Equity Master                             A        12.55      41,257
EQ/MONY Money Market Portfolio ................   MONY Custom Equity Master                      A        10.86      90,236
EQ/MONY Money Market Portfolio ................   MONY Variable Universal Life Option 1          A        10.13      92,381
EQ/MONY Money Market Portfolio ................   MONY Variable Universal Life Option 2          A        10.07      11,721
EQ/MONY Money Market Portfolio ................   MONY Custom Estate Master                      A        11.13      34,894
EQ/MONY Money Market Portfolio ................   MONY Survivorship Variable Universal Life      A        10.17      16,430

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                      Fund Name                                         Option
---------------------------------------------------- -------------------------------------------
EQ/MONY Long Term Bond Portfolio ................... MONY Strategist
EQ/MONY Long Term Bond Portfolio ................... MONY Equity Master
EQ/MONY Long Term Bond Portfolio ................... MONY Custom Equity Master
EQ/MONY Long Term Bond Portfolio ................... MONY Variable Universal Life Option 1
EQ/MONY Long Term Bond Portfolio ................... MONY Variable Universal Life Option 2
EQ/MONY Long Term Bond Portfolio ................... MONY Custom Estate Master
EQ/MONY Long Term Bond Portfolio ................... MONY Survivorship Variable Universal Life

Fidelity VIP Growth Portfolio ...................... MONY Equity Master
Fidelity VIP Growth Portfolio ...................... MONY Custom Equity Master
Fidelity VIP Growth Portfolio ...................... MONY Custom Estate Master

Fidelity VIP Contrafund(R) Portfolio ............... MONY Equity Master
Fidelity VIP Contrafund(R) Portfolio ............... MONY Custom Equity Master
Fidelity VIP Contrafund(R) Portfolio ............... MONY Custom Estate Master

Fidelity VIP Growth Opportunities Portfolio ........ MONY Equity Master
Fidelity VIP Growth Opportunities Portfolio ........ MONY Custom Equity Master
Fidelity VIP Growth Opportunities Portfolio ........ MONY Custom Estate Master

Franklin Income Securities Fund .................... MONY Variable Universal Life Option 1
Franklin Income Securities Fund .................... MONY Variable Universal Life Option 2

Franklin Rising Dividends Securities Fund .......... MONY Variable Universal Life Option 1
Franklin Rising Dividends Securities Fund .......... MONY Variable Universal Life Option 2

Franklin Zero Coupon Fund 2010 ..................... MONY Variable Universal Life Option 1
Franklin Zero Coupon Fund 2010 ..................... MONY Variable Universal Life Option 2

Janus Aspen Series Mid Cap Growth Portfolio ........ MONY Equity Master
Janus Aspen Series Mid Cap Growth Portfolio ........ MONY Custom Equity Master
Janus Aspen Series Mid Cap Growth Portfolio ........ MONY Custom Estate Master

Janus Aspen Series Balanced Portfolio .............. MONY Equity Master
Janus Aspen Series Balanced Portfolio .............. MONY Custom Equity Master
Janus Aspen Series Balanced Portfolio .............. MONY Custom Estate Master

Janus Aspen Series Capital Appreciation Portfolio .. MONY Equity Master
Janus Aspen Series Capital Appreciation Portfolio .. MONY Custom Equity Master
Janus Aspen Series Capital Appreciation Portfolio .. MONY Variable Universal Life Option 1
Janus Aspen Series Capital Appreciation Portfolio .. MONY Variable Universal Life Option 2
Janus Aspen Series Capital Appreciation Portfolio .. MONY Custom Estate Master
Janus Aspen Series Capital Appreciation Portfolio .. MONY Survivorship Variable Universal Life

Janus Aspen Series Flexible Income Portfolio ....... MONY Variable Universal Life Option 1
Janus Aspen Series Flexible Income Portfolio ....... MONY Variable Universal Life Option 2
Janus Aspen Series Flexible Income Portfolio ....... MONY Survivorship Variable Universal Life

Janus Aspen Series International Growth Portfolio .. MONY Variable Universal Life Option 1
Janus Aspen Series International Growth Portfolio .. MONY Variable Universal Life Option 2
Janus Aspen Series International Growth Portfolio .. MONY Survivorship Variable Universal Life

Janus Aspen Series Worldwide Growth Portfolio ...... MONY Equity Master
Janus Aspen Series Worldwide Growth Portfolio ...... MONY Custom Equity Master
Janus Aspen Series Worldwide Growth Portfolio ...... MONY Custom Estate Master

Lord Abbett Bond-Debenture Portfolio ............... MONY Variable Universal Life Option 1
Lord Abbett Bond-Debenture Portfolio ............... MONY Variable Universal Life Option 2
Lord Abbett Bond-Debenture Portfolio ............... MONY Survivorship Variable Universal Life

Lord Abbett Growth and Income Portfolio ............ MONY Custom Equity Master
Lord Abbett Growth and Income Portfolio ............ MONY Variable Universal Life Option 1
Lord Abbett Growth and Income Portfolio ............ MONY Variable Universal Life Option 2
Lord Abbett Growth and Income Portfolio ............ MONY Custom Estate Master
Lord Abbett Growth and Income Portfolio ............ MONY Survivorship Variable Universal Life



                                                                      Unit Fair     Units
                      Fund Name                           Class         Value    Outstanding
---------------------------------------------------- --------------- ---------- ------------
EQ/MONY Long Term Bond Portfolio ...................       A          $  40.32         411
EQ/MONY Long Term Bond Portfolio ...................       A             17.11      21,404
EQ/MONY Long Term Bond Portfolio ...................       A             14.75      15,521
EQ/MONY Long Term Bond Portfolio ...................       A             12.38      11,673
EQ/MONY Long Term Bond Portfolio ...................       A             10.96         659
EQ/MONY Long Term Bond Portfolio ...................       A             14.37       2,737
EQ/MONY Long Term Bond Portfolio ...................       A             12.08       1,997

Fidelity VIP Growth Portfolio ......................    Service       $   7.02      46,879
Fidelity VIP Growth Portfolio ......................    Service           6.89     105,139
Fidelity VIP Growth Portfolio ......................    Service           7.19      18,625

Fidelity VIP Contrafund(R) Portfolio ...............    Service       $  10.76      27,549
Fidelity VIP Contrafund(R) Portfolio ...............    Service          11.03      59,591
Fidelity VIP Contrafund(R) Portfolio ...............    Service          10.87      11,769

Fidelity VIP Growth Opportunities Portfolio ........    Service       $   9.83       2,278
Fidelity VIP Growth Opportunities Portfolio ........    Service           8.41      19,032
Fidelity VIP Growth Opportunities Portfolio ........    Service           7.92       2,852

Franklin Income Securities Fund ....................       2          $  10.00          --
Franklin Income Securities Fund ....................       2             12.30       1,098

Franklin Rising Dividends Securities Fund ..........       2          $  10.00          --
Franklin Rising Dividends Securities Fund ..........       2             11.87         642

Franklin Zero Coupon Fund 2010 .....................       2          $  10.00          --
Franklin Zero Coupon Fund 2010 .....................       2             10.46         296

Janus Aspen Series Mid Cap Growth Portfolio ........ Institutional    $   9.24       3,020
Janus Aspen Series Mid Cap Growth Portfolio ........ Institutional        5.13     194,483
Janus Aspen Series Mid Cap Growth Portfolio ........ Institutional        4.28      16,122

Janus Aspen Series Balanced Portfolio .............. Institutional    $  11.08       5,930
Janus Aspen Series Balanced Portfolio .............. Institutional       10.66      54,596
Janus Aspen Series Balanced Portfolio .............. Institutional       10.96       5,576

Janus Aspen Series Capital Appreciation Portfolio .. Institutional    $   7.59      56,369
Janus Aspen Series Capital Appreciation Portfolio .. Institutional        7.68      72,758
Janus Aspen Series Capital Appreciation Portfolio ..    Service          12.53       7,676
Janus Aspen Series Capital Appreciation Portfolio ..    Service          12.45         870
Janus Aspen Series Capital Appreciation Portfolio .. Institutional        6.87       7,691
Janus Aspen Series Capital Appreciation Portfolio ..    Service          12.31       1,793

Janus Aspen Series Flexible Income Portfolio .......    Service       $  11.77       7,128
Janus Aspen Series Flexible Income Portfolio .......    Service          10.48         955
Janus Aspen Series Flexible Income Portfolio .......    Service          12.01       1,035

Janus Aspen Series International Growth Portfolio ..    Service       $  12.62      14,541
Janus Aspen Series International Growth Portfolio ..    Service          12.98       1,846
Janus Aspen Series International Growth Portfolio ..    Service          12.56       2,049

Janus Aspen Series Worldwide Growth Portfolio ...... Institutional    $   5.85      62,841
Janus Aspen Series Worldwide Growth Portfolio ...... Institutional        6.07     133,437
Janus Aspen Series Worldwide Growth Portfolio ...... Institutional        6.41      23,666

Lord Abbett Bond-Debenture Portfolio ...............       VC         $  13.46       6,404
Lord Abbett Bond-Debenture Portfolio ...............       VC            11.23       1,619
Lord Abbett Bond-Debenture Portfolio ...............       VC            13.17         611

Lord Abbett Growth and Income Portfolio ............       VC         $  12.12      16,452
Lord Abbett Growth and Income Portfolio ............       VC            11.81      25,131
Lord Abbett Growth and Income Portfolio ............       VC            12.33       6,108
Lord Abbett Growth and Income Portfolio ............       VC            12.54       7,288
Lord Abbett Growth and Income Portfolio ............       VC            11.86       3,768

MONY
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2004


                     Fund Name                                        Option
-------------------------------------------------- -------------------------------------------
Lord Abbett Mid-Cap Value Portfolio .............. MONY Custom Equity Master
Lord Abbett Mid-Cap Value Portfolio .............. MONY Variable Universal Life Option 1
Lord Abbett Mid-Cap Value Portfolio .............. MONY Variable Universal Life Option 2
Lord Abbett Mid-Cap Value Portfolio .............. MONY Custom Estate Master
Lord Abbett Mid-Cap Value Portfolio .............. MONY Survivorship Variable Universal Life

MFS(R) Mid Cap Growth Series ..................... MONY Variable Universal Life Option 1
MFS(R) Mid Cap Growth Series ..................... MONY Variable Universal Life Option 2
MFS(R) Mid Cap Growth Series ..................... MONY Survivorship Variable Universal Life

MFS(R) New Discovery Series ...................... MONY Variable Universal Life Option 1
MFS(R) New Discovery Series ...................... MONY Survivorship Variable Universal Life

MFS(R) Total Return Series ....................... MONY Variable Universal Life Option 1
MFS(R) Total Return Series ....................... MONY Variable Universal Life Option 2
MFS(R) Total Return Series ....................... MONY Survivorship Variable Universal Life

MFS(R) Utilities Series .......................... MONY Variable Universal Life Option 1
MFS(R) Utilities Series .......................... MONY Variable Universal Life Option 2
MFS(R) Utilities Series .......................... MONY Survivorship Variable Universal Life

Oppenheimer Global Securities Fund/VA ............ MONY Variable Universal Life Option 1
Oppenheimer Global Securities Fund/VA ............ MONY Variable Universal Life Option 2

Oppenheimer Main Street(R) Fund/VA ............... MONY Variable Universal Life Option 1
Oppenheimer Main Street(R) Fund/VA ............... MONY Variable Universal Life Option 2

PBHG Mid-Cap Portfolio ........................... MONY Variable Universal Life Option 1
PBHG Mid-Cap Portfolio ........................... MONY Variable Universal Life Option 2
PBHG Mid-Cap Portfolio ........................... MONY Survivorship Variable Universal Life

PBHG Select Value Portfolio ...................... MONY Variable Universal Life Option 1
PBHG Select Value Portfolio ...................... MONY Variable Universal Life Option 2
PBHG Select Value Portfolio ...................... MONY Survivorship Variable Universal Life

PIMCO Global Bond Portfolio (Unhedged) ........... MONY Custom Equity Master
PIMCO Global Bond Portfolio (Unhedged) ........... MONY Variable Universal Life Option 1
PIMCO Global Bond Portfolio (Unhedged) ........... MONY Variable Universal Life Option 2
PIMCO Global Bond Portfolio (Unhedged) ........... MONY Custom Estate Master
PIMCO Global Bond Portfolio (Unhedged) ........... MONY Survivorship Variable Universal Life

PIMCO Real Return Portfolio ...................... MONY Custom Equity Master
PIMCO Real Return Portfolio ...................... MONY Variable Universal Life Option 1
PIMCO Real Return Portfolio ...................... MONY Variable Universal Life Option 2
PIMCO Real Return Portfolio ...................... MONY Custom Estate Master
PIMCO Real Return Portfolio ...................... MONY Survivorship Variable Universal Life

PIMCO StocksPLUS Growth and Income Portfolio ..... MONY Variable Universal Life Option 1
PIMCO StocksPLUS Growth and Income Portfolio ..... MONY Variable Universal Life Option 2
PIMCO StocksPLUS Growth and Income Portfolio ..... MONY Survivorship Variable Universal Life

UIF Emerging Markets Equity Portfolio ............ MONY Variable Universal Life Option 1
UIF Emerging Markets Equity Portfolio ............ MONY Survivorship Variable Universal Life

UIF Global Value Equity Portfolio ................ MONY Variable Universal Life Option 1
UIF Global Value Equity Portfolio ................ MONY Survivorship Variable Universal Life

UIF U.S. Real Estate Portfolio ................... MONY Custom Equity Master
UIF U.S. Real Estate Portfolio ................... MONY Variable Universal Life Option 1
UIF U.S. Real Estate Portfolio ................... MONY Variable Universal Life Option 2
UIF U.S. Real Estate Portfolio ................... MONY Custom Estate Master
UIF U.S. Real Estate Portfolio ................... MONY Survivorship Variable Universal Life



                                                                     Unit Fair     Units
                     Fund Name                           Class         Value    Outstanding
-------------------------------------------------- ---------------- ---------- ------------
Lord Abbett Mid-Cap Value Portfolio ..............   VC              $  13.28     14,833
Lord Abbett Mid-Cap Value Portfolio ..............   VC                 13.60     13,839
Lord Abbett Mid-Cap Value Portfolio ..............   VC                 13.50      2,163
Lord Abbett Mid-Cap Value Portfolio ..............   VC                 16.85      6,184
Lord Abbett Mid-Cap Value Portfolio ..............   VC                 14.93      2,018

MFS(R) Mid Cap Growth Series ..................... Initial           $  10.07     13,300
MFS(R) Mid Cap Growth Series ..................... Initial              12.07      4,215
MFS(R) Mid Cap Growth Series ..................... Initial              10.00         --

MFS(R) New Discovery Series ...................... Initial           $  10.33      9,388
MFS(R) New Discovery Series ...................... Initial              11.07      3,498

MFS(R) Total Return Series ....................... Initial           $  12.26     19,453
MFS(R) Total Return Series ....................... Initial              11.71      7,899
MFS(R) Total Return Series ....................... Initial              11.90      1,519

MFS(R) Utilities Series .......................... Initial           $  15.16      4,461
MFS(R) Utilities Series .......................... Initial              14.10      4,496
MFS(R) Utilities Series .......................... Initial              10.00         --

Oppenheimer Global Securities Fund/VA ............ Service           $  10.00         --
Oppenheimer Global Securities Fund/VA ............ Service              13.33      3,254

Oppenheimer Main Street(R) Fund/VA ............... Service           $  10.00         --
Oppenheimer Main Street(R) Fund/VA ............... Service              11.74      1,917

PBHG Mid-Cap Portfolio ........................... Insurance         $  13.63     20,562
PBHG Mid-Cap Portfolio ........................... Insurance            13.11      4,520
PBHG Mid-Cap Portfolio ........................... Insurance            13.34      5,912

PBHG Select Value Portfolio ...................... Insurance         $   9.58      6,779
PBHG Select Value Portfolio ...................... Insurance            11.45        572
PBHG Select Value Portfolio ...................... Insurance            12.30         --

PIMCO Global Bond Portfolio (Unhedged) ........... Administrative    $  14.15      3,331
PIMCO Global Bond Portfolio (Unhedged) ........... Administrative       14.87      7,882
PIMCO Global Bond Portfolio (Unhedged) ........... Administrative       11.65      2,475
PIMCO Global Bond Portfolio (Unhedged) ........... Administrative       10.96         --
PIMCO Global Bond Portfolio (Unhedged) ........... Administrative       14.29        565

PIMCO Real Return Portfolio ...................... Administrative    $  13.11     10,988
PIMCO Real Return Portfolio ...................... Administrative       13.47     23,953
PIMCO Real Return Portfolio ...................... Administrative       11.18      2,637
PIMCO Real Return Portfolio ...................... Administrative       12.94      5,454
PIMCO Real Return Portfolio ...................... Administrative       13.55      4,529

PIMCO StocksPLUS Growth and Income Portfolio ..... Administrative    $  11.78     31,079
PIMCO StocksPLUS Growth and Income Portfolio ..... Administrative       11.96      2,937
PIMCO StocksPLUS Growth and Income Portfolio ..... Administrative       11.49      7,346

UIF Emerging Markets Equity Portfolio ............        1          $  15.54      3,646
UIF Emerging Markets Equity Portfolio ............        1             14.84      1,141

UIF Global Value Equity Portfolio ................        1          $  11.95      4,435
UIF Global Value Equity Portfolio ................        1             10.00         --

UIF U.S. Real Estate Portfolio ...................        1          $  16.81     13,787
UIF U.S. Real Estate Portfolio ...................        1             17.93     14,894
UIF U.S. Real Estate Portfolio ...................        1             14.32      4,329
UIF U.S. Real Estate Portfolio ...................        1             13.54      1,317
UIF U.S. Real Estate Portfolio ...................        1             16.91      3,653

MONY
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                        AIM V.I. Basic   AIM V.I. Financial   AIM V.I. Health
                                                          Value Fund        Services Fund      Sciences Fund
                                                       ---------------- -------------------- -----------------
Investment income:
 Dividend income .....................................      $   --             $  347             $   --
Expenses:
 Mortality and expense risk charges ..................         (55)              (248)              (426)
                                                            ------             ------             ------
Net investment income (loss) .........................         (55)                99               (426)
                                                            ------             ------             ------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund shares .....         260                604              1,569
 Realized gain distributions .........................          --                 --                 --
                                                            ------             ------             ------
Realized gain (loss) .................................         260                604              1,569
                                                            ------             ------             ------
Change in unrealized appreciation (depreciation)             2,072              2,702              3,616
                                                            ------             ------             ------
Net increase (decrease) in net assets from
 operations ..........................................      $2,277             $3,405             $4,759
                                                            ======             ======             ======



                                                                                                                  Alger American
                                                        AIM V.I. Mid Cap       AIM V.I.        Alger American     MidCap Growth
                                                        Core Equity Fund   Technology Fund   Balanced Portfolio     Portfolio
                                                       ------------------ ----------------- -------------------- ---------------
Investment income:
 Dividend income .....................................       $   12           $      --            $2,171           $     --
Expenses:
 Mortality and expense risk charges ..................          (16)               (182)             (912)            (1,810)
                                                             ------           ---------            ------           --------
Net investment income (loss) .........................           (4)               (182)            1,259             (1,810)
                                                             ------           ---------            ------           --------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund shares .....           81               2,389             1,133             10,771
 Realized gain distributions .........................          347                  --                --                 --
                                                             ------           ---------            ------           --------
Realized gain (loss) .................................          428               2,389             1,133             10,771
                                                             ------           ---------            ------           --------
Change in unrealized appreciation (depreciation)                231              (1,838)            5,530             31,262
                                                             ------           ---------            ------           --------
Net increase (decrease) in net assets from
 operations ..........................................         $655           $     369            $7,922           $ 40,223
                                                             ======           =========            ======           ========

-------
The accompanying notes are in integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                                            Dreyfus IP
                                                        Dreyfus Socially                    Small Cap
                                                           Responsible     Dreyfus Stock   Stock Index
                                                           Growth Fund       Index Fund     Portfolio
                                                       ------------------ --------------- -------------
Investment income:
 Dividend income .....................................      $    928         $  32,971       $   61
Expenses:
 Mortality and expense risk charges ..................        (1,288)          (11,316)         (36)
                                                            --------         ---------       ------
Net investment income (loss) .........................          (360)           21,655           25
                                                            --------         ---------       ------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund shares .....        (4,288)           (9,983)         140
 Realized gain distributions .........................            --                --          330
                                                            --------         ---------       ------
Realized gain (loss) .................................        (4,288)           (9,983)         470
                                                            --------         ---------       ------
Change in unrealized appreciation (depreciation)              16,785           163,359        1,610
                                                            --------         ---------       ------
Net increase (decrease) in net assets from
 operations ..........................................      $ 12,137         $ 175,031       $2,105
                                                            ========         =========       ======



                                                        EQ/Enterprise
                                                           Capital                         EQ/Enterprise     EQ/Enterprise
                                                         Appreciation     EQ/Enterprise    Equity Income   Growth and Income
                                                          Portfolio     Equity Portfolio     Portfolio         Portfolio
                                                       --------------- ------------------ --------------- ------------------
Investment income:
 Dividend income .....................................    $     --         $       --        $ 12,723         $  30,966
Expenses:
 Mortality and expense risk charges ..................      (5,082)           (66,300)         (3,007)          (11,890)
                                                          --------         ----------        --------         ---------
Net investment income (loss) .........................      (5,082)           (66,300)          9,716            19,076
                                                          --------         ----------        --------         ---------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund shares .....       7,187           (350,956)          6,281           (32,682)
 Realized gain distributions .........................          --                 --              --                --
                                                          --------         ----------        --------         ---------
Realized gain (loss) .................................       7,187           (350,956)          6,281           (32,682)
                                                          --------         ----------        --------         ---------
Change in unrealized appreciation (depreciation)           109,038          1,530,932          63,525           233,819
                                                          --------         ----------        --------         ---------
Net increase (decrease) in net assets from
 operations ..........................................    $111,143         $1,113,676        $ 79,522         $ 220,213
                                                          ========         ==========        ========         =========

-------
The accompanying notes are in integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                            EQ/Enterprise
                                                                           Global Socially    EQ/Enterprise
                                                          EQ/Enterprise       Responsive     High-Yield Bond
                                                        Growth Portfolio      Portfolio         Portfolio
                                                       ------------------ ----------------- -----------------
Investment income:
 Dividend income .....................................     $   10,514          $  426           $ 126,783
Expenses:
 Mortality and expense risk charges ..................        (14,956)           (320)             (7,558)
                                                           ----------          ------           ---------
Net investment income (loss) .........................         (4,442)            106             119,225
                                                           ----------          ------           ---------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund shares .....        (51,286)          2,275               7,013
 Realized gain distributions .........................             --           1,778                  --
                                                           ----------          ------           ---------
Realized gain (loss) .................................        (51,286)          4,053               7,013
                                                           ----------          ------           ---------
Change in unrealized appreciation (depreciation)              135,290           1,911             (34,443)
                                                           ----------          ------           ---------
Net increase (decrease) in net assets from
 operations ..........................................     $   79,562          $6,070           $  91,795
                                                           ==========          ======           =========

                                                          EQ/Enterprise      EQ/Enterprise                         EQ/Enterprise
                                                          International        Multi-Cap        EQ/Enterprise      Small Company
                                                        Growth Portfolio   Growth Portfolio   Managed Portfolio   Growth Portfolio
                                                       ------------------ ------------------ ------------------- -----------------
Investment income:
 Dividend income .....................................     $   19,644          $     --          $   260,360         $     --
Expenses:
 Mortality and expense risk charges ..................        (12,015)           (4,984)             (66,307)          (5,410)
                                                           ----------          --------          -----------         --------
Net investment income (loss) .........................          7,629            (4,984)             194,053           (5,410)
                                                           ----------          --------          -----------         --------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund shares .....        (80,042)           (3,463)            (299,887)             826
 Realized gain distributions .........................          3,425                --                   --               --
                                                           ----------          --------          -----------         --------
Realized gain (loss) .................................        (76,617)           (3,463)            (299,887)             826
                                                           ----------          --------          -----------         --------
Change in unrealized appreciation (depreciation)              147,809            65,247              800,584          117,722
                                                           ----------          --------          -----------         --------
Net increase (decrease) in net assets from
 operations ..........................................     $   78,821          $ 56,800          $   694,750         $113,138
                                                           ==========          ========          ===========         ========

-------
The accompanying notes are in integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                         EQ/Enterprise    EQ/Enterprise    EQ/Enterprise
                                                         Small Company     Total Return   Short Duration
                                                        Value Portfolio     Portfolio     Bond Portfolio
                                                       ----------------- --------------- ----------------
Investment income:
 Dividend income .....................................    $    1,292        $   5,434        $   163
Expenses:
 Mortality and expense risk charges ..................       (53,181)          (1,266)           (13)
                                                          ----------        ---------        -------
Net investment income (loss) .........................       (51,889)           4,168            150
                                                          ----------        ---------        -------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund shares .....        67,515              955              3
 Realized gain distributions .........................       211,435            7,182             --
                                                          ----------        ---------        -------
Realized gain (loss) .................................       278,950            8,137              3
                                                          ----------        ---------        -------
Change in unrealized appreciation (depreciation)           1,180,419           (3,531)          (105)
                                                          ----------        ---------        -------
Net increase (decrease) in net assets from
 operations ..........................................    $1,407,480        $   8,774        $    48
                                                          ==========        =========        =======



                                                                                                        EQ/MONY
                                                          EQ/MONY        EQ/MONY         EQ/MONY      Government
                                                        Diversified   Equity Growth   Equity Income   Securities
                                                         Portfolio      Portfolio       Portfolio      Portfolio
                                                       ------------- --------------- --------------- ------------
Investment income:
 Dividend income .....................................   $    222       $     292       $   1,793     $   50,605
Expenses:
 Mortality and expense risk charges ..................       (581)           (318)           (322)        (5,480)
                                                         --------       ---------       ---------     ----------
Net investment income (loss) .........................       (359)            (26)          1,471         45,125
                                                         --------       ---------       ---------     ----------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund shares .....     (1,338)         (4,509)         (2,220)         5,023
 Realized gain distributions .........................      1,962              --           3,731          3,725
                                                         --------       ---------       ---------     ----------
Realized gain (loss) .................................        624          (4,509)          1,511          8,748
                                                         --------       ---------       ---------     ----------
Change in unrealized appreciation (depreciation)           15,497          11,841           5,721        (47,561)
                                                         --------       ---------       ---------     ----------
Net increase (decrease) in net assets from
 operations ..........................................   $ 15,762       $   7,306       $   8,703     $    6,312
                                                         ========       =========       =========     ==========

-------
The accompanying notes are in integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                           EQ/MONY
                                                        Intermediate      EQ/MONY         EQ/MONY
                                                          Term Bond    Money Market      Long Term
                                                          Portfolio      Portfolio    Bond Portfolio
                                                       -------------- -------------- ----------------
Investment income:
 Dividend income .....................................   $   34,588     $   30,307      $   82,592
Expenses:
 Mortality and expense risk charges ..................       (2,489)       (19,574)         (5,227)
                                                         ----------     ----------      ----------
Net investment income (loss) .........................       32,099         10,733          77,365
                                                         ----------     ----------      ----------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund shares .....        2,197             --           9,662
 Realized gain distributions .........................          553             --          22,983
                                                         ----------     ----------      ----------
Realized gain (loss) .................................        2,750             --          32,645
                                                         ----------     ----------      ----------
Change in unrealized appreciation (depreciation)            (31,548)            --         (56,071)
                                                         ----------     ----------      ----------
Net increase (decrease) in net assets from
 operations ..........................................   $    3,301     $   10,733      $   53,939
                                                         ==========     ==========      ==========



                                                                                            Fidelity VIP
                                                                            Fidelity VIP       Growth
                                                          Fidelity VIP     Contrafund(R)   Opportunities   Franklin Income
                                                        Growth Portfolio     Portfolio       Portfolio     Securities Fund
                                                       ------------------ --------------- --------------- ----------------
Investment income:
 Dividend income .....................................     $    1,725        $  2,288        $    757          $  240
Expenses:
 Mortality and expense risk charges ..................         (7,109)         (6,101)         (1,089)            (22)
                                                           ----------        --------        --------          ------
Net investment income (loss) .........................         (5,384)         (3,813)           (332)            218
                                                           ----------        --------        --------          ------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund shares .....        (25,958)         14,998             (28)             39
 Realized gain distributions .........................             --              --              --              --
                                                           ----------        --------        --------          ------
Realized gain (loss) .................................        (25,958)         14,998             (28)             39
                                                           ----------        --------        --------          ------
Change in unrealized appreciation (depreciation)               58,898         121,505          12,335           1,031
                                                           ----------        --------        --------          ------
Net increase (decrease) in net assets from
 operations ..........................................     $   27,556        $132,690        $ 11,975          $1,288
                                                           ==========        ========        ========          ======

-------
The accompanying notes are in integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                            Franklin         Franklin       Janus Aspen
                                                        Rising Dividends   Zero Coupon    Series Mid Cap
                                                         Securities Fund    Fund 2010    Growth Portfolio
                                                       ------------------ ------------- ------------------
Investment income:
 Dividend income .....................................       $  21            $   14         $     --
Expenses:
 Mortality and expense risk charges ..................         (12)               (3)          (5,809)
                                                             -----            ------         --------
Net investment income (loss) .........................           9                11           (5,809)
                                                             -----            ------         --------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund shares .....          60                (7)          (1,860)
 Realized gain distributions .........................          42                --               --
                                                             -----            ------         --------
Realized gain (loss) .................................         102                (7)          (1,860)
                                                             -----            ------         --------
Change in unrealized appreciation (depreciation)               439                29          185,471
                                                             -----            ------         --------
Net increase (decrease) in net assets from
 operations ..........................................       $ 550            $   33         $177,802
                                                             =====            ======         ========



                                                                            Janus Aspen
                                                          Janus Aspen     Series Capital      Janus Aspen         Janus Aspen
                                                        Series Balanced    Appreciation     Series Flexible   Series International
                                                           Portfolio         Portfolio     Income Portfolio     Growth Portfolio
                                                       ----------------- ---------------- ------------------ ---------------------
Investment income:
 Dividend income .....................................     $ 15,037          $  2,404         $   6,007            $  1,673
Expenses:
 Mortality and expense risk charges ..................       (3,986)           (6,706)             (533)             (1,079)
                                                           --------          --------         ---------            --------
Net investment income (loss) .........................       11,051            (4,302)            5,474                 594
                                                           --------          --------         ---------            --------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund shares .....        2,516            (8,992)              906               1,549
 Realized gain distributions .........................           --                --               699                  --
                                                           --------          --------         ---------            --------
Realized gain (loss) .................................        2,516            (8,992)            1,605               1,549
                                                           --------          --------         ---------            --------
Change in unrealized appreciation (depreciation)             37,050           182,025            (3,968)             32,040
                                                           --------          --------         ---------            --------
Net increase (decrease) in net assets from
 operations ..........................................     $ 50,617          $168,731         $   3,111            $ 34,183
                                                           ========          ========         =========            ========

-------
The accompanying notes are in integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                           Janus Aspen       Lord Abbett       Lord Abbett
                                                        Series Worldwide   Bond-Debenture   Growth and Income
                                                        Growth Portfolio      Portfolio         Portfolio
                                                       ------------------ ---------------- -------------------
Investment income:
 Dividend income .....................................     $   12,978        $   5,567          $  5,567
Expenses:
 Mortality and expense risk charges ..................         (7,913)            (513)           (3,029)
                                                           ----------        ---------          --------
Net investment income (loss) .........................          5,065            5,054             2,538
                                                           ----------        ---------          --------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund shares .....        (40,456)           2,382            10,414
 Realized gain distributions .........................             --            1,296             5,659
                                                           ----------        ---------          --------
Realized gain (loss) .................................        (40,456)           3,678            16,073
                                                           ----------        ---------          --------
Change in unrealized appreciation (depreciation)               86,407           (1,679)           54,257
                                                           ----------        ---------          --------
Net increase (decrease) in net assets from
 operations ..........................................     $   51,016        $   7,053          $ 72,868
                                                           ==========        =========          ========

                                                         Lord Abbett
                                                        Mid-Cap Value   MFS(R) Mid Cap      MFS(R) New      MFS(R) Total
                                                          Portfolio      Growth Series   Discovery Series   Return Series
                                                       --------------- ---------------- ------------------ --------------
Investment income:
 Dividend income .....................................    $  1,455         $    --            $   --          $  4,622
Expenses:
 Mortality and expense risk charges ..................      (2,417)           (880)             (667)           (1,586)
                                                          --------         -------            ------          --------
Net investment income (loss) .........................        (962)           (880)             (667)            3,036
                                                          --------         -------            ------          --------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund shares .....      11,666           6,262               (28)            5,816
 Realized gain distributions .........................       7,412              --                --                --
                                                          --------         -------            ------          --------
Realized gain (loss) .................................      19,078           6,262               (28)            5,816
                                                          --------         -------            ------          --------
Change in unrealized appreciation (depreciation)            77,839          12,518             8,221            21,979
                                                          --------         -------            ------          --------
Net increase (decrease) in net assets from
 operations ..........................................    $ 95,955         $17,900            $7,526          $ 30,831
                                                          ========         =======            ======          ========

-------
The accompanying notes are in integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                              Oppenheimer
                                                        MFS(R) Utilities   Global Securities
                                                             Series             Fund/VA
                                                       ------------------ -------------------
Investment income:
 Dividend income .....................................      $ 1,515            $   76
Expenses:
 Mortality and expense risk charges ..................         (535)              (80)
                                                            -------            ------
Net investment income (loss) .........................          980                (4)
                                                            -------            ------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund shares .....        5,838               370
 Realized gain distributions .........................           --                --
Realized gain (loss) .................................        5,838               370
                                                            -------            ------
Change in unrealized appreciation (depreciation)             22,553             5,144
                                                            -------            ------
Net increase (decrease) in net assets from
 operations ..........................................      $29,371            $5,510
                                                            =======            ======



                                                          Oppenheimer                                      PIMCO Global
                                                        Main Street(R)   PBHG Mid-Cap     PBHG Select     Bond Portfolio
                                                            Fund/VA        Portfolio    Value Portfolio     (Unhedged)
                                                       ---------------- -------------- ----------------- ---------------
Investment income:
 Dividend income .....................................      $   10         $     --         $1,418           $ 2,895
Expenses:
 Mortality and expense risk charges ..................         (47)          (1,850)          (369)             (938)
                                                            ------         --------         ------           -------
Net investment income (loss) .........................         (37)          (1,850)         1,049             1,957
                                                            ------         --------         ------           -------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund shares .....          37            9,651          1,610             3,244
 Realized gain distributions .........................          --            5,862             --            12,135
                                                            ------         --------         ------           -------
Realized gain (loss) .................................          37           15,513          1,610            15,379
                                                            ------         --------         ------           -------
Change in unrealized appreciation (depreciation)             1,358           46,937           (505)               57
                                                            ------         --------         ------           -------
Net increase (decrease) in net assets from
 operations ..........................................      $1,358         $ 60,600         $2,154           $17,393
                                                            ======         ========         ======           =======

-------
The accompanying notes are in integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                                PIMCO
                                                                          StocksPlus Growth
                                                          PIMCO Real          and Income
                                                       Return Portfolio       Portfolio
                                                      ------------------ -------------------
Investment income:
 Dividend income ....................................      $  5,280           $  7,338
Expenses:
 Mortality and expense risk charges .................        (2,987)            (2,332)
                                                           --------           --------
Net investment income (loss) ........................         2,293              5,006
                                                           --------           --------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund shares ....         6,652              2,980
 Realized gain distributions ........................        19,137                 --
                                                           --------           --------
Realized gain (loss) ................................        25,789              2,980
                                                           --------           --------
Change in unrealized appreciation (depreciation)             15,140             36,422
                                                           --------           --------
Net increase (decrease) in net assets from
 operations .........................................      $ 43,222           $ 44,408
                                                           ========           ========



                                                        UIF Emerging     UIF Global     UIF U.S.
                                                       Markets Equity   Value Equity   Real Estate
                                                          Portfolio       Portfolio     Portfolio
                                                      ---------------- -------------- ------------
Investment income:
 Dividend income ....................................     $   423          $  285       $  5,390
Expenses:
 Mortality and expense risk charges .................        (360)           (220)        (1,959)
                                                          -------          ------       --------
Net investment income (loss) ........................          63              65          3,431
                                                          -------          ------       --------
Realized gain (loss) on investments:
 Net realized gain (loss) on sale of fund shares ....       2,765           1,282          9,584
 Realized gain distributions ........................          --              --          6,275
                                                          -------          ------       --------
Realized gain (loss) ................................       2,765           1,282         15,859
                                                          -------          ------       --------
Change in unrealized appreciation (depreciation)           10,938           3,484        105,041
                                                          -------          ------       --------
Net increase (decrease) in net assets from
 operations .........................................     $13,766          $4,831       $124,331
                                                          =======          ======       ========

-------
The accompanying notes are in integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                        AIM V.I.               AIM V.I.
                                                  Basic Value Fund (a)  Financial Services Fund
                                                 ---------------------- -----------------------
                                                     2004       2003        2004        2003
                                                 ----------- ---------- ----------- -----------
From operations:
 Net investment income (loss) ..................  $    (55)    $   (3)   $     99    $     29
 Net realized gain (loss) ......................       260          5         604        (152)
 Net change in unrealized appreciation
  (depreciation) ...............................     2,072        560       2,702       6,743
                                                  --------     ------    --------    --------
 Net increase (decrease) in net assets from
  operations ...................................     2,277        562       3,405       6,620
                                                  --------     ------    --------    --------
Contract transactions:
 Payments received from contract owners ........    21,274      7,189      19,514      19,731
 Transfers between subaccounts, net ............     2,644         --      (1,133)         27
 Transfers for contract benefits and
  terminations .................................    (4,412)      (289)     (7,238)     (5,551)
                                                  --------     ------    --------    --------
Net increase (decrease) from contract
 transactions ..................................    19,506      6,900      11,143      14,207
                                                  --------     ------    --------    --------
Net increase (decrease) in net assets ..........    21,783      7,462      14,548      20,827
Net assets beginning of period .................     7,462         --      35,441      14,614
                                                  --------     ------    --------    --------
Net assets end of period .......................  $ 29,245     $7,462    $ 49,989    $ 35,441
                                                  ========     ======    ========    ========
 Units issued during the period ................     2,210        716       1,722       2,074
 Units redeemed during the period ..............      (475)       (33)       (755)       (591)
                                                  --------     ------    --------    --------
 Net units issued (redeemed) during period .....     1,735        683         967       1,483
                                                  ========     ======    ========    ========

                                                                                 AIM V.I.
                                                         AIM V.I.              Mid Cap Core
                                                   Health Sciences Fund      Equity Fund (b)
                                                 ------------------------ ----------------------
                                                     2004         2003        2004       2003
                                                 ------------ ----------- ----------- ----------
From operations:
 Net investment income (loss) ..................  $     (426)  $   (226)   $      (4)   $ --
 Net realized gain (loss) ......................       1,569       (246)         428       3
 Net change in unrealized appreciation
  (depreciation) ...............................       3,616      9,910          231      12
                                                  ----------   --------    ---------    ----
 Net increase (decrease) in net assets from
  operations ...................................       4,759      9,438          655      15
                                                  ----------   --------    ---------    ----
Contract transactions:
 Payments received from contract owners ........      32,281     37,268        9,243     405
 Transfers between subaccounts, net ............      (1,343)      (496)         927      --
 Transfers for contract benefits and
  terminations .................................     (14,131)    (8,924)      (2,671)    (65)
                                                  ----------   --------    ---------    ----
Net increase (decrease) from contract
 transactions ..................................      16,807     27,848        7,499     340
                                                  ----------   --------    ---------    ----
Net increase (decrease) in net assets ..........      21,566     37,286        8,154     355
Net assets beginning of period .................      57,272     19,986          355      --
                                                  ----------   --------    ---------    ----
Net assets end of period .......................  $   78,838   $ 57,272    $   8,509    $355
                                                  ==========   ========    =========    ====
 Units issued during the period ................       3,101      4,207        1,031      39
 Units redeemed during the period ..............      (1,501)    (1,131)        (362)     (6)
                                                  ----------   --------    ---------    ----
 Net units issued (redeemed) during period .....       1,600      3,076          669      33
                                                  ==========   ========    =========    ====

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         AIM V.I.              Alger American
                                                     Technology Fund         Balanced Portfolio
                                                 ------------------------ -------------------------
                                                     2004         2003        2004         2003
                                                 ------------ ----------- ------------ ------------
From operations:
 Net investment income (loss) ..................  $     (182)  $    (97)   $   1,259    $     670
 Net realized gain (loss) ......................       2,389     (1,511)       1,133          284
 Net change in unrealized appreciation
  (depreciation) ...............................      (1,838)     6,357        5,530       10,027
                                                  ----------   --------    ---------    ---------
 Net increase (decrease) in net assets from
  operations ...................................         369      4,749        7,922       10,981
                                                  ----------   --------    ---------    ---------
Contract transactions:
 Payments received from contract owners ........      16,161     16,250       88,064       71,881
 Transfers between subaccounts, net ............      (1,225)        --       19,730       17,961
 Transfers for contract benefits and
  terminations .................................     (10,318)    (7,200)     (26,657)     (16,469)
                                                  ----------   --------    ---------    ---------
Net increase (decrease) from contract
 transactions ..................................       4,618      9,050       81,137       73,373
                                                  ----------   --------    ---------    ---------
Net increase (decrease) in net assets ..........       4,987     13,799       89,059       84,354
Net assets beginning of period .................      21,018      7,219      116,524       32,170
                                                  ----------   --------    ---------    ---------
Net assets end of period .......................  $   26,005   $ 21,018    $ 205,583    $ 116,524
                                                  ==========   ========    =========    =========
 Units issued during the period ................       1,782      2,336       10,228        9,375
 Units redeemed during the period ..............      (1,379)      (999)      (2,636)      (2,074)
                                                  ----------   --------    ---------    ---------
 Net units issued (redeemed) during period .....         403      1,337        7,592        7,301
                                                  ==========   ========    =========    =========

                                                                                    Dreyfus
                                                      Alger American         Socially Responsible
                                                  MidCap Growth Portfolio         Growth Fund
                                                 ------------------------- -------------------------
                                                     2004         2003         2004         2003
                                                 ------------ ------------ ------------ ------------
From operations:
 Net investment income (loss) ..................  $  (1,810)   $    (909)   $    (360)   $    (693)
 Net realized gain (loss) ......................     10,771       (1,193)      (4,288)      (8,215)
 Net change in unrealized appreciation
  (depreciation) ...............................     31,262       66,602       16,785       43,490
                                                  ---------    ---------    ---------    ---------
 Net increase (decrease) in net assets from
  operations ...................................     40,223       64,500       12,137       34,582
                                                  ---------    ---------    ---------    ---------
Contract transactions:
 Payments received from contract owners ........    122,421      107,099       58,388       70,506
 Transfers between subaccounts, net ............     32,383       67,599       11,775       (4,114)
 Transfers for contract benefits and
  terminations .................................    (69,536)     (31,027)     (26,423)     (34,554)
                                                  ---------    ---------    ---------    ---------
Net increase (decrease) from contract
 transactions ..................................     85,268      143,671       43,740       31,838
                                                  ---------    ---------    ---------    ---------
Net increase (decrease) in net assets ..........    125,491      208,171       55,877       66,420
Net assets beginning of period .................    265,793       57,622      184,990      118,570
                                                  ---------    ---------    ---------    ---------
Net assets end of period .......................  $ 391,284    $ 265,793    $ 240,867    $ 184,990
                                                  =========    =========    =========    =========
 Units issued during the period ................     14,029       18,635       13,312       13,388
 Units redeemed during the period ..............     (6,697)      (3,426)      (6,792)      (7,480)
                                                  ---------    ---------    ---------    ---------
 Net units issued (redeemed) during period .....      7,332       15,209        6,520        5,908
                                                  =========    =========    =========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                     Dreyfus IP
                                                            Dreyfus               Small Cap Stock
                                                       Stock Index Fund            Portfolio (c)
                                                 ----------------------------- ----------------------
                                                      2004           2003          2004       2003
                                                 -------------- -------------- ----------- ----------
From operations:
 Net investment income (loss) ..................   $   21,655     $   11,417    $     25     $   --
 Net realized gain (loss) ......................       (9,983)       (29,144)        470         --
 Net change in unrealized appreciation
  (depreciation) ...............................      163,359        337,620       1,610         12
                                                   ----------     ----------    --------     ------
 Net increase (decrease) in net assets from
  operations ...................................      175,031        319,893       2,105         12
                                                   ----------     ----------    --------     ------
Contract transactions:
 Payments received from contract owners ........      441,113        506,909      16,189        402
 Transfers between subaccounts, net ............       (4,897)        20,001       1,033        768
 Transfers for contract benefits and
  terminations .................................     (246,357)      (231,716)     (3,312)      (135)
                                                   ----------     ----------    --------     ------
Net increase (decrease) from contract
 transactions ..................................      189,859        295,194      13,910      1,035
                                                   ----------     ----------    --------     ------
Net increase (decrease) in net assets ..........      364,890        615,087      16,015      1,047
Net assets beginning of period .................    1,631,909      1,016,822       1,047         --
                                                   ----------     ----------    --------     ------
Net assets end of period .......................   $1,996,799     $1,631,909    $ 17,062     $1,047
                                                   ==========     ==========    ========     ======
 Units issued during the period ................       59,495         77,648       1,536        109
 Units redeemed during the period ..............      (36,517)       (35,982)       (343)       (13)
                                                   ----------     ----------    --------     ------
 Net units issued (redeemed) during period .....       22,978         41,666       1,193         96
                                                   ==========     ==========    ========     ======

                                                        EQ/Enterprise
                                                    Capital Appreciation              EQ/Enterprise
                                                          Portfolio                 Equity Portfolio
                                                 --------------------------- -------------------------------
                                                      2004          2003           2004            2003
                                                 ------------- ------------- --------------- ---------------
From operations:
 Net investment income (loss) ..................  $    (5,082)  $    (3,886)  $     (66,300)  $     (53,035)
 Net realized gain (loss) ......................        7,187       (15,470)       (350,956)       (544,069)
 Net change in unrealized appreciation
  (depreciation) ...............................      109,038       193,773       1,530,932       3,550,450
                                                  -----------   -----------   -------------   -------------
 Net increase (decrease) in net assets from
  operations ...................................      111,143       174,417       1,113,676       2,953,346
                                                  -----------   -----------   -------------   -------------
Contract transactions:
 Payments received from contract owners ........      198,596       235,414       1,382,908       1,580,394
 Transfers between subaccounts, net ............       42,531        85,885         (31,241)        (54,623)
 Transfers for contract benefits and
  terminations .................................     (195,639)     (120,352)     (1,524,602)     (1,281,435)
                                                  -----------   -----------   -------------   -------------
Net increase (decrease) from contract
 transactions ..................................       45,488       200,947        (172,935)        244,336
                                                  -----------   -----------   -------------   -------------
Net increase (decrease) in net assets ..........      156,631       375,364         940,741       3,197,682
Net assets beginning of period .................      797,952       422,588       8,815,392       5,617,710
                                                  -----------   -----------   -------------   -------------
Net assets end of period .......................  $   954,583   $   797,952   $   9,756,133   $   8,815,392
                                                  ===========   ===========   =============   =============
 Units issued during the period ................       31,134        49,424         130,839         184,559
 Units redeemed during the period ..............      (25,504)      (20,346)       (138,527)       (150,817)
                                                  -----------   -----------   -------------   -------------
 Net units issued (redeemed) during period .....        5,630        29,078          (7,688)         33,742
                                                  ===========   ===========   =============   =============

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       EQ/Enterprise               EQ/Enterprise
                                                  Equity Income Portfolio   Growth and Income Portfolio
                                                 ------------------------- -----------------------------
                                                     2004         2003          2004           2003
                                                 ------------ ------------ -------------- --------------
From operations:
 Net investment income (loss) ..................  $   9,716    $   2,329     $   19,076     $    5,210
 Net realized gain (loss) ......................      6,281       (2,466)       (32,682)       (60,440)
 Net change in unrealized appreciation
  (depreciation) ...............................     63,525       65,550        233,819        377,193
                                                  ---------    ---------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ...................................     79,522       65,413        220,213        321,963
                                                  ---------    ---------     ----------     ----------
Contract transactions:
 Payments received from contract owners ........    180,850      136,635        475,124        540,533
 Transfers between subaccounts, net ............     72,077       45,399        (41,283)         7,567
 Transfers for contract benefits and
  terminations .................................    (78,974)     (52,168)      (327,869)      (266,004)
                                                  ---------    ---------     ----------     ----------
Net increase (decrease) from contract
 transactions ..................................    173,953      129,866        105,972        282,096
                                                  ---------    ---------     ----------     ----------
Net increase (decrease) in net assets ..........    253,475      195,279        326,185        604,059
Net assets beginning of period .................    367,867      172,588      1,654,520      1,050,461
                                                  ---------    ---------     ----------     ----------
Net assets end of period .......................  $ 621,342    $ 367,867     $1,980,705     $1,654,520
                                                  =========    =========     ==========     ==========
 Units issued during the period ................     23,469       22,951         61,488         76,957
 Units redeemed during the period ..............     (7,627)      (7,969)       (50,052)       (40,405)
                                                  ---------    ---------     ----------     ----------
 Net units issued (redeemed) during period .....     15,842       14,982         11,436         36,552
                                                  =========    =========     ==========     ==========

                                                                                     EQ/Enterprise
                                                         EQ/Enterprise              Global Socially
                                                       Growth Portfolio          Responsive Portfolio
                                                 ----------------------------- -------------------------
                                                      2004           2003          2004         2003
                                                 -------------- -------------- ------------ ------------
From operations:
 Net investment income (loss) ..................   $   (4,442)    $   (2,851)   $      106   $      (62)
 Net realized gain (loss) ......................      (51,286)       (43,170)        4,053       (1,055)
 Net change in unrealized appreciation
  (depreciation) ...............................      135,290        310,794         1,911        9,034
                                                   ----------     ----------    ----------   ----------
 Net increase (decrease) in net assets from
  operations ...................................       79,562        264,773         6,070        7,917
                                                   ----------     ----------    ----------   ----------
Contract transactions:
 Payments received from contract owners ........      902,288        850,513        23,457       24,701
 Transfers between subaccounts, net ............       50,408        259,232            73        1,285
 Transfers for contract benefits and
  terminations .................................     (592,959)      (338,022)      (12,938)     (10,859)
                                                   ----------     ----------    ----------   ----------
Net increase (decrease) from contract
 transactions ..................................      359,737        771,723        10,592       15,127
                                                   ----------     ----------    ----------   ----------
Net increase (decrease) in net assets ..........      439,299      1,036,496        16,662       23,044
Net assets beginning of period .................    2,131,263      1,094,767        41,823       18,779
                                                   ----------     ----------    ----------   ----------
Net assets end of period .......................   $2,570,562     $2,131,263    $   58,485   $   41,823
                                                   ==========     ==========    ==========   ==========
 Units issued during the period ................      119,594        156,600         2,109        2,828
 Units redeemed during the period ..............      (82,249)       (51,384)       (1,166)      (1,169)
                                                   ----------     ----------    ----------   ----------
 Net units issued (redeemed) during period .....       37,345        105,216           943        1,659
                                                   ==========     ==========    ==========   ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/Enterprise                 EQ/Enterprise
                                                          High-Yield                   International
                                                        Bond Portfolio               Growth Portfolio
                                                 ----------------------------- -----------------------------
                                                      2004           2003           2004           2003
                                                 -------------- -------------- -------------- --------------
From operations:
 Net investment income (loss) ..................   $  119,225     $   17,223     $    7,629     $   (3,174)
 Net realized gain (loss) ......................        7,013         (4,483)       (76,617)      (158,796)
 Net change in unrealized appreciation
  (depreciation) ...............................      (34,443)       169,329        147,809        534,519
                                                   ----------     ----------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ...................................       91,795        182,069         78,821        372,549
                                                   ----------     ----------     ----------     ----------
Contract transactions:
 Payments received from contract owners ........      186,980        178,724        323,525        379,305
 Transfers between subaccounts, net ............       20,822         14,977         48,854          7,540
 Transfers for contract benefits and
  terminations .................................     (186,396)      (172,666)      (297,203)      (323,470)
                                                   ----------     ----------     ----------     ----------
Net increase (decrease) from contract
 transactions ..................................       21,406         21,035         75,176         63,375
                                                   ----------     ----------     ----------     ----------
Net increase (decrease) in net assets ..........      113,201        203,104        153,997        435,924
Net assets beginning of period .................    1,018,679        815,575      1,641,927      1,206,003
                                                   ----------     ----------     ----------     ----------
Net assets end of period .......................   $1,131,880     $1,018,679     $1,795,924     $1,641,927
                                                   ==========     ==========     ==========     ==========
 Units issued during the period ................       17,666         16,013         42,647         55,155
 Units redeemed during the period ..............      (15,623)       (13,759)       (33,135)       (45,650)
                                                   ----------     ----------     ----------     ----------
 Net units issued (redeemed) during period .....        2,043          2,254          9,512          9,505
                                                   ==========     ==========     ==========     ==========



                                                        EQ/Enterprise
                                                          Multi-Cap                   EQ/Enterprise
                                                      Growth Portfolio              Managed Portfolio
                                                 --------------------------- -------------------------------
                                                      2004          2003           2004            2003
                                                 ------------- ------------- --------------- ---------------
From operations:
 Net investment income (loss) ..................  $    (4,984)  $    (3,473)  $     194,053   $      35,152
 Net realized gain (loss) ......................       (3,463)      (24,714)       (299,887)       (541,675)
 Net change in unrealized appreciation
  (depreciation) ...............................       65,247       186,203         800,584       1,982,838
                                                  -----------   -----------   -------------   -------------
 Net increase (decrease) in net assets from
  operations ...................................       56,800       158,016         694,750       1,476,315
                                                  -----------   -----------   -------------   -------------
Contract transactions:
 Payments received from contract owners ........      271,771       253,710       1,561,092       1,738,451
 Transfers between subaccounts, net ............       19,822        13,773         (69,049)       (120,883)
 Transfers for contract benefits and
  terminations .................................     (133,463)     (134,244)     (1,402,152)     (1,517,527)
                                                  -----------   -----------   -------------   -------------
Net increase (decrease) from contract
 transactions ..................................      158,130       133,239          89,891         100,041
                                                  -----------   -----------   -------------   -------------
Net increase (decrease) in net assets ..........      214,930       291,255         784,641       1,576,356
Net assets beginning of period .................      713,181       421,926       8,856,789       7,280,433
                                                  -----------   -----------   -------------   -------------
Net assets end of period .......................  $   928,111   $   713,181   $   9,641,430   $   8,856,789
                                                  ===========   ===========   =============   =============
 Units issued during the period ................       47,761        53,904         130,437         178,693
 Units redeemed during the period ..............      (24,531)      (29,960)       (120,007)       (162,875)
                                                  -----------   -----------   -------------   -------------
 Net units issued (redeemed) during period .....       23,230        23,944          10,430          15,818
                                                  ===========   ===========   =============   =============

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                        EQ/Enterprise                 EQ/Enterprise
                                                        Small Company                 Small Company
                                                       Growth Portfolio              Value Portfolio
                                                 ---------------------------- ------------------------------
                                                      2004           2003           2004           2003
                                                 -------------- ------------- --------------- --------------
From operations:
 Net investment income (loss) ..................   $   (5,410)   $    (3,628)  $     (51,889)   $  (33,749)
 Net realized gain (loss) ......................          826        (20,595)        278,950      (181,742)
 Net change in unrealized appreciation
  (depreciation) ...............................      117,722        154,270       1,180,419     2,005,150
                                                   ----------    -----------   -------------    ----------
 Net increase (decrease) in net assets from
  operations ...................................      113,138        130,047       1,407,480     1,789,659
                                                   ----------    -----------   -------------    ----------
Contract transactions:
 Payments received from contract owners ........      340,129        305,893       1,283,482     1,290,109
 Transfers between subaccounts, net ............       10,962         16,639         (11,889)       30,349
 Transfers for contract benefits and
  terminations .................................     (142,557)      (137,208)     (1,193,317)     (916,191)
                                                   ----------    -----------   -------------    ----------
Net increase (decrease) from contract
 transactions ..................................      208,534        185,324          78,276       404,267
                                                   ----------    -----------   -------------    ----------
Net increase (decrease) in net assets ..........      321,672        315,371       1,485,756     2,193,926
Net assets beginning of period .................      759,393        444,022       6,872,856     4,678,930
                                                   ----------    -----------   -------------    ----------
Net assets end of period .......................   $1,081,065    $   759,393   $   8,358,612    $6,872,856
                                                   ==========    ===========   =============    ==========
 Units issued during the period ................       39,369         41,606          77,698        99,466
 Units redeemed during the period ..............      (18,275)       (18,962)        (57,904)      (58,930)
                                                   ----------    -----------   -------------    ----------
 Net units issued (redeemed) during period .....       21,094         22,644          19,794        40,536
                                                   ==========    ===========   =============    ==========

                                                       EQ/Enterprise            EQ/Enterprise
                                                       Total Return            Short Duration
                                                         Portfolio           Bond Portfolio (d)
                                                 ------------------------- -----------------------
                                                     2004         2003         2004        2003
                                                 ------------ ------------ ----------- -----------
From operations:
 Net investment income (loss) ..................  $   4,168    $   2,242    $     150    $    2
 Net realized gain (loss) ......................      8,137        2,789            3        --
 Net change in unrealized appreciation
  (depreciation) ...............................     (3,531)        (825)        (105)       (1)
                                                  ---------    ---------    ---------    ---------
 Net increase (decrease) in net assets from
  operations ...................................      8,774        4,206           48         1
                                                  ---------    ---------    ---------    --------
Contract transactions:
 Payments received from contract owners ........    117,071      131,260       10,838       519
 Transfers between subaccounts, net ............     52,226        2,632            2        --
 Transfers for contract benefits and
  terminations .................................    (53,965)     (27,238)      (3,873)     (119)
                                                  ---------    ---------    ---------    --------
Net increase (decrease) from contract
 transactions ..................................    115,332      106,654        6,967       400
                                                  ---------    ---------    ---------    --------
Net increase (decrease) in net assets ..........    124,106      110,860        7,015       401
Net assets beginning of period .................    147,874       37,014          401        --
                                                  ---------    ---------    ---------    --------
Net assets end of period .......................  $ 271,980    $ 147,874    $   7,416    $  401
                                                  =========    =========    =========    ========
 Units issued during the period ................     15,496       12,990        1,095        52
 Units redeemed during the period ..............     (5,092)      (3,147)        (405)      (12)
                                                  ---------    ---------    ---------    --------
 Net units issued (redeemed) during period .....     10,404        9,843          690        40
                                                  =========    =========    =========    ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/MONY                   EQ/MONY
                                                       Diversified              Equity Growth
                                                        Portfolio                 Portfolio
                                                 ------------------------ -------------------------
                                                     2004         2003        2004         2003
                                                 ------------ ----------- ------------ ------------
From operations:
 Net investment income (loss) ..................   $   (359)   $    414    $      (26)  $     (129)
 Net realized gain (loss) ......................        624      (2,133)       (4,509)      (8,106)
 Net change in unrealized appreciation
  (depreciation) ...............................     15,497      22,698        11,841       19,827
                                                   --------    --------    ----------   ----------
 Net increase (decrease) in net assets from
  operations ...................................     15,762      20,979         7,306       11,592
                                                   --------    --------    ----------   ----------
Contract transactions:
 Payments received from contract owners ........      1,685       1,684        22,125       10,501
 Transfers between subaccounts, net ............         --       1,700            --           --
 Transfers for contract benefits and
  terminations .................................     (2,606)     (2,739)      (28,552)     (20,892)
                                                   --------    --------    ----------   ----------
Net increase (decrease) from contract
 transactions ..................................       (921)        645        (6,427)     (10,391)
                                                   --------    --------    ----------   ----------
Net increase (decrease) in net assets ..........     14,841      21,624           879        1,201
Net assets beginning of period .................     93,608      71,984        44,090       42,889
                                                   --------    --------    ----------   ----------
Net assets end of period .......................   $108,449    $ 93,608    $   44,969   $   44,090
                                                   ========    ========    ==========   ==========
 Units issued during the period ................         39          84           393          229
 Units redeemed during the period ..............        (59)        (69)         (498)        (449)
                                                   --------    --------    ----------   ----------
 Net units issued (redeemed) during period .....        (20)         15          (105)        (220)
                                                   ========    ========    ==========   ==========

                                                          EQ/MONY                    EQ/MONY
                                                       Equity Income          Government Securities
                                                         Portfolio                  Portfolio
                                                 ------------------------- ---------------------------
                                                     2004         2003          2004          2003
                                                 ------------ ------------ ------------- -------------
From operations:
 Net investment income (loss) ..................  $    1,471   $      508   $    45,125   $    16,718
 Net realized gain (loss) ......................       1,511       (3,846)        8,748        11,810
 Net change in unrealized appreciation
  (depreciation) ...............................       5,721       13,991       (47,561)      (20,856)
                                                  ----------   ----------   -----------   -----------
 Net increase (decrease) in net assets from
  operations ...................................       8,703       10,653         6,312         7,672
                                                  ----------   ----------   -----------   -----------
Contract transactions:
 Payments received from contract owners ........      13,943        9,475       301,641       402,534
 Transfers between subaccounts, net ............          --        1,700       (34,727)      (29,774)
 Transfers for contract benefits and
  terminations .................................     (28,006)     (13,324)     (185,707)     (205,555)
                                                  ----------   ----------   -----------   -----------
Net increase (decrease) from contract
 transactions ..................................     (14,063)      (2,149)       81,207       167,205
                                                  ----------   ----------   -----------   -----------
Net increase (decrease) in net assets ..........      (5,360)       8,504        87,519       174,877
Net assets beginning of period .................      48,722       40,218       821,785       646,908
                                                  ----------   ----------   -----------   -----------
Net assets end of period .......................  $   43,362   $   48,722   $   909,304   $   821,785
                                                  ==========   ==========   ===========   ===========
 Units issued during the period ................         250          247        29,414        40,333
 Units redeemed during the period ..............        (479)        (291)      (21,842)      (23,623)
                                                  ----------   ----------   -----------   -----------
 Net units issued (redeemed) during period .....        (229)         (44)        7,572        16,710
                                                  ==========   ==========   ===========   ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/MONY
                                                       Intermediate                   EQ/MONY
                                                         Term Bond                 Money Market
                                                         Portfolio                   Portfolio
                                                 ------------------------- -----------------------------
                                                     2004         2003          2004           2003
                                                 ------------ ------------ -------------- --------------
From operations:
 Net investment income (loss) ..................  $  32,099    $  15,129     $   10,733     $    9,298
 Net realized gain (loss) ......................      2,750       10,896             --             --
 Net change in unrealized appreciation
  (depreciation) ...............................    (31,548)     (16,847)            --             --
                                                  ---------    ---------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ...................................      3,301        9,178         10,733          9,298
                                                  ---------    ---------     ----------     ----------
Contract transactions:
 Payments received from contract owners ........     61,194       68,301      1,063,542      1,376,693
 Transfers between subaccounts, net ............    (24,610)      (4,952)      (463,993)      (574,828)
 Transfers for contract benefits and
  terminations .................................    (43,902)     (56,489)      (831,998)      (778,594)
                                                  ---------    ---------     ----------     ----------
Net increase (decrease) from contract
 transactions ..................................     (7,318)       6,860       (232,449)        23,271
                                                  ---------    ---------     ----------     ----------
Net increase (decrease) in net assets ..........     (4,017)      16,038       (221,716)        32,569
Net assets beginning of period .................    364,163      348,125      3,344,474      3,311,905
                                                  ---------    ---------     ----------     ----------
Net assets end of period .......................  $ 360,146    $ 364,163     $3,122,758     $3,344,474
                                                  =========    =========     ==========     ==========
 Units issued during the period ................      5,093       10,663        112,247        149,526
 Units redeemed during the period ..............     (5,587)      (9,866)      (132,055)      (143,976)
                                                  ---------    ---------     ----------     ----------
 Net units issued (redeemed) during period .....       (494)         797        (19,808)         5,550
                                                  =========    =========     ==========     ==========

                                                           EQ/MONY
                                                          Long Term                  Fidelity VIP
                                                       Bond Portfolio              Growth Portfolio
                                                 --------------------------- -----------------------------
                                                      2004          2003          2004           2003
                                                 ------------- ------------- -------------- --------------
From operations:
 Net investment income (loss) ..................  $    77,365   $    34,849    $   (5,384)    $   (3,841)
 Net realized gain (loss) ......................       32,645        13,156       (25,958)       (48,466)
 Net change in unrealized appreciation
  (depreciation) ...............................      (56,071)      (20,217)       58,898        285,688
                                                  -----------   -----------    ----------     ----------
 Net increase (decrease) in net assets from
  operations ...................................       53,939        27,788        27,556        233,381
                                                  -----------   -----------    ----------     ----------
Contract transactions:
 Payments received from contract owners ........      187,190       218,046       304,101        327,846
 Transfers between subaccounts, net ............      (27,931)        1,969        (3,453)        10,604
 Transfers for contract benefits and
  terminations .................................     (119,698)     (122,546)     (183,972)      (199,185)
                                                  -----------   -----------    ----------     ----------
Net increase (decrease) from contract
 transactions ..................................       39,561        97,469       116,676        139,265
                                                  -----------   -----------    ----------     ----------
Net increase (decrease) in net assets ..........       93,500       125,257       144,232        372,646
Net assets beginning of period .................      733,535       608,278     1,042,834        670,188
                                                  -----------   -----------    ----------     ----------
Net assets end of period .......................  $   827,035   $   733,535    $1,187,066     $1,042,834
                                                  ===========   ===========    ==========     ==========
 Units issued during the period ................       15,276        19,058        50,296         61,023
 Units redeemed during the period ..............      (11,799)      (10,122)      (33,473)       (37,599)
                                                  -----------   -----------    ----------     ----------
 Net units issued (redeemed) during period .....        3,477         8,936        16,823         23,424
                                                  ===========   ===========    ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                         Fidelity VIP               Fidelity VIP
                                                        Contrafund(R)           Growth Opportunities
                                                          Portfolio                   Portfolio
                                                 ---------------------------- -------------------------
                                                      2004           2003         2004         2003
                                                 -------------- ------------- ------------ ------------
From operations:
 Net investment income (loss) ..................   $   (3,813)   $    (2,181)  $    (332)   $     (60)
 Net realized gain (loss) ......................       14,998         (4,017)        (28)      (3,828)
 Net change in unrealized appreciation
  (depreciation) ...............................      121,505        183,276      12,335       37,468
                                                   ----------    -----------   ---------    ---------
 Net increase (decrease) in net assets from
  operations ...................................      132,690        177,078      11,975       33,580
                                                   ----------    -----------   ---------    ---------
Contract transactions:
 Payments received from contract owners ........      213,726        234,803      56,006       54,003
 Transfers between subaccounts, net ............       22,758         17,983       7,191        7,683
 Transfers for contract benefits and
  terminations .................................     (157,110)      (128,041)    (28,552)     (37,967)
                                                   ----------    -----------   ---------    ---------
Net increase (decrease) from contract
 transactions ..................................       79,374        124,745      34,645       23,719
                                                   ----------    -----------   ---------    ---------
Net increase (decrease) in net assets ..........      212,064        301,823      46,620       57,299
Net assets beginning of period .................      869,499        567,676     158,495      101,196
                                                   ----------    -----------   ---------    ---------
Net assets end of period .......................   $1,081,563    $   869,499   $ 205,115    $ 158,495
                                                   ==========    ===========   =========    =========
 Units issued during the period ................       27,206         32,115       7,927        9,312
 Units redeemed during the period ..............      (19,384)       (16,831)     (3,769)      (5,953)
                                                   ----------    -----------   ---------    ---------
 Net units issued (redeemed) during period .....        7,822         15,284       4,158        3,359
                                                   ==========    ===========   =========    =========

                                                       Franklin                Franklin
                                                   Income Securities       Rising Dividends
                                                       Fund (e)          Securities Fund (f)
                                                 --------------------- ------------------------
                                                     2004       2003       2004        2003
                                                 ----------- --------- ----------- ------------
From operations:
 Net investment income (loss) ..................  $    218    $    --   $       9     $  --
 Net realized gain (loss) ......................        39          2         102        --
 Net change in unrealized appreciation
  (depreciation) ...............................     1,031          4         439        38
                                                  --------    -------   ---------     -----
 Net increase (decrease) in net assets from
  operations ...................................     1,288          6         550        38
                                                  --------    -------   ---------     -----
Contract transactions:
 Payments received from contract owners ........    16,446        452       8,031     1,262
 Transfers between subaccounts, net ............        --         --          --        --
 Transfers for contract benefits and
  terminations .................................    (4,554)      (130)     (2,228)      (37)
                                                  --------    -------   ---------     -----
Net increase (decrease) from contract
 transactions ..................................    11,892        322       5,803     1,225
                                                  --------    -------   ---------     -----
Net increase (decrease) in net assets ..........    13,180        328       6,353     1,263
Net assets beginning of period .................       328         --       1,263        --
                                                  --------    -------   ---------     -----
Net assets end of period .......................  $ 13,508    $   328   $   7,616     $1,263
                                                  ========    =======   =========     ======
 Units issued during the period ................     1,491         42         748       122
 Units redeemed during the period ..............      (423)       (12)       (224)       (4)
                                                  --------    -------   ---------     ------
 Net units issued (redeemed) during period .....     1,068         30         524       118
                                                  ========    =======   =========     ======

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        Franklin              Janus Aspen Series
                                                       Zero Coupon              Mid Cap Growth
                                                      Fund 2010 (g)               Portfolio
                                                 ----------------------- ----------------------------
                                                     2004        2003         2004           2003
                                                 ------------ ---------- -------------- -------------
From operations:
 Net investment income (loss) ..................    $   11       $  --      $   (5,809)   $    (3,970)
 Net realized gain (loss) ......................        (7)         --          (1,860)       (30,740)
 Net change in unrealized appreciation
  (depreciation) ...............................        29          --         185,471        224,103
                                                    ------       -----      ----------    -----------
 Net increase (decrease) in net assets from
  operations ...................................        33          --         177,802        189,393
                                                    ------       -----      ----------    -----------
Contract transactions:
 Payments received from contract owners ........     3,491          85         245,749        298,048
 Transfers between subaccounts, net ............        91          --          (2,172)         8,305
 Transfers for contract benefits and
  terminations .................................      (585)        (13)       (141,491)      (174,102)
                                                    ------       -----      ----------    -----------
Net increase (decrease) from contract
 transactions ..................................     2,997          72         102,086        132,251
                                                    ------       -----      ----------    -----------
Net increase (decrease) in net assets ..........     3,030          72         279,888        321,644
Net assets beginning of period .................        72          --         814,465        492,821
                                                    ------       -----      ----------    -----------
Net assets end of period .......................    $3,102       $  72      $1,094,353    $   814,465
                                                    ======       =====      ==========    ===========
 Units issued during the period ................       353           8          57,099         86,138
 Units redeemed during the period ..............       (64)         (1)        (34,412)       (51,909)
                                                    ------       -----      ----------    -----------
 Net units issued (redeemed) during period .....       289           7          22,687         34,229
                                                    ======       =====      ==========    ===========

                                                                                Janus Aspen Series
                                                    Janus Aspen Series         Capital Appreciation
                                                    Balanced Portfolio              Portfolio
                                                 ------------------------- ----------------------------
                                                     2004         2003          2004           2003
                                                 ------------ ------------ -------------- -------------
From operations:
 Net investment income (loss) ..................  $  11,051    $   8,420     $   (4,302)   $    (1,385)
 Net realized gain (loss) ......................      2,516       (5,372)        (8,992)       (37,178)
 Net change in unrealized appreciation
  (depreciation) ...............................     37,050       61,583        182,025        179,252
                                                  ---------    ---------     ----------    -----------
 Net increase (decrease) in net assets from
  operations ...................................     50,617       64,631        168,731        140,689
                                                  ---------    ---------     ----------    -----------
Contract transactions:
 Payments received from contract owners ........    171,977      170,903        268,509        308,610
 Transfers between subaccounts, net ............    (15,301)      14,825          3,125         (4,640)
 Transfers for contract benefits and
  terminations .................................    (85,734)     (92,793)      (173,009)      (197,521)
                                                  ---------    ---------     ----------    -----------
Net increase (decrease) from contract
 transactions ..................................     70,942       92,935         98,625        106,449
                                                  ---------    ---------     ----------    -----------
Net increase (decrease) in net assets ..........    121,559      157,566        267,356        247,138
Net assets beginning of period .................    587,041      429,475        901,569        654,431
                                                  ---------    ---------     ----------    -----------
Net assets end of period .......................  $ 708,600    $ 587,041     $1,168,925    $   901,569
                                                  =========    =========     ==========    ===========
 Units issued during the period ................     18,632       22,735         41,431         52,375
 Units redeemed during the period ..............    (11,480)     (12,709)       (29,194)       (36,845)
                                                  ---------    ---------     ----------    -----------
 Net units issued (redeemed) during period .....      7,152       10,026         12,237         15,530
                                                  =========    =========     ==========    ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                    Janus Aspen Series       Janus Aspen Series
                                                     Flexible Income        International Growth
                                                        Portfolio                 Portfolio
                                                 ------------------------ -------------------------
                                                     2004         2003        2004         2003
                                                 ------------ ----------- ------------ ------------
From operations:
 Net investment income (loss) ..................  $   5,474    $  1,977    $     594    $     393
 Net realized gain (loss) ......................      1,605         372        1,549       (2,515)
 Net change in unrealized appreciation
  (depreciation) ...............................     (3,968)        245       32,040       35,023
                                                  ---------    --------    ---------    ---------
 Net increase (decrease) in net assets from
  operations ...................................      3,111       2,594       34,183       32,901
                                                  ---------    --------    ---------    ---------
Contract transactions:
 Payments received from contract owners ........     41,434      47,686       85,624       75,736
 Transfers between subaccounts, net ............     12,389          41       10,301        4,840
 Transfers for contract benefits and
  terminations .................................    (22,300)     (9,552)     (37,822)     (26,443)
                                                  ---------    --------    ---------    ---------
Net increase (decrease) from contract
 transactions ..................................     31,523      38,175       58,103       54,133
                                                  ---------    --------    ---------    ---------
Net increase (decrease) in net assets ..........     34,634      40,769       92,286       87,034
Net assets beginning of period .................     71,732      30,963      140,877       53,843
                                                  ---------    --------    ---------    ---------
Net assets end of period .......................  $ 106,366    $ 71,732    $ 233,163    $ 140,877
                                                  =========    ========    =========    =========
 Units issued during the period ................      5,241       4,358        8,979        9,583
 Units redeemed during the period ..............     (2,404)       (932)      (3,712)      (3,143)
                                                  ---------    --------    ---------    ---------
 Net units issued (redeemed) during period .....      2,837       3,426        5,267        6,440
                                                  =========    ========    =========    =========

                                                      Janus Aspen Series             Lord Abbett
                                                       Worldwide Growth             Bond-Debenture
                                                           Portfolio                  Portfolio
                                                 ----------------------------- ------------------------
                                                      2004           2003          2004         2003
                                                 -------------- -------------- ------------ -----------
From operations:
 Net investment income (loss) ..................   $    5,065     $    4,710    $   5,054    $  2,604
 Net realized gain (loss) ......................      (40,456)       (63,218)       3,678         928
 Net change in unrealized appreciation
  (depreciation) ...............................       86,407        270,849       (1,679)      3,955
                                                   ----------     ----------    ---------    --------
 Net increase (decrease) in net assets from
  operations ...................................       51,016        212,341        7,053       7,487
                                                   ----------     ----------    ---------    --------
Contract transactions:
 Payments received from contract owners ........      317,708        385,074       48,481      54,997
 Transfers between subaccounts, net ............      (45,199)       (30,168)      10,435         466
 Transfers for contract benefits and
  terminations .................................     (179,513)      (188,923)     (30,090)     (8,926)
                                                   ----------     ----------    ---------    --------
Net increase (decrease) from contract
 transactions ..................................       92,996        165,983       28,826      46,537
                                                   ----------     ----------    ---------    --------
Net increase (decrease) in net assets ..........      144,012        378,324       35,879      54,024
Net assets beginning of period .................    1,185,540        807,216       76,567      22,543
                                                   ----------     ----------    ---------    --------
Net assets end of period .......................   $1,329,552     $1,185,540    $ 112,446    $ 76,567
                                                   ==========     ==========    =========    ========
 Units issued during the period ................       60,538         81,897        4,878       4,933
 Units redeemed during the period ..............      (44,810)       (49,112)      (2,490)       (793)
                                                   ----------     ----------    ---------    --------
 Net units issued (redeemed) during period .....       15,728         32,785        2,388       4,140
                                                   ==========     ==========    =========    ========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                        Lord Abbett               Lord Abbett
                                                     Growth and Income           Mid-Cap Value
                                                         Portfolio                 Portfolio
                                                 ------------------------- -------------------------
                                                     2004         2003         2004         2003
                                                 ------------ ------------ ------------ ------------
From operations:
 Net investment income (loss) ..................  $   2,538    $   1,079    $    (962)   $     437
 Net realized gain (loss) ......................     16,073         (236)      19,078        3,054
 Net change in unrealized appreciation
  (depreciation) ...............................     54,257       73,948       77,839       59,223
                                                  ---------    ---------    ---------    ---------
 Net increase (decrease) in net assets from
  operations ...................................     72,868       74,791       95,955       62,714
                                                  ---------    ---------    ---------    ---------
Contract transactions:
 Payments received from contract owners ........    228,376      179,383      137,000      142,497
 Transfers between subaccounts, net ............     88,767      113,801       37,549      100,982
 Transfers for contract benefits and
  terminations .................................    (87,093)     (40,021)     (65,074)     (27,409)
                                                  ---------    ---------    ---------    ---------
Net increase (decrease) from contract
 transactions ..................................    230,050      253,163      109,475      216,070
                                                  ---------    ---------    ---------    ---------
Net increase (decrease) in net assets ..........    302,918      327,954      205,430      278,784
Net assets beginning of period .................    404,747       76,793      343,260       64,476
                                                  ---------    ---------    ---------    ---------
Net assets end of period .......................  $ 707,665    $ 404,747    $ 548,690    $ 343,260
                                                  =========    =========    =========    =========
 Units issued during the period ................     30,089       32,889       15,164       25,700
 Units redeemed during the period ..............     (9,027)      (4,651)      (6,117)      (2,995)
                                                  ---------    ---------    ---------    ---------
 Net units issued (redeemed) during period .....     21,062       28,238        9,047       22,705
                                                  =========    =========    =========    =========

                                                          MFS(R)                    MFS(R)
                                                   Mid Cap Growth Series     New Discovery Series
                                                 ------------------------- -------------------------
                                                     2004         2003         2004         2003
                                                 ------------ ------------ ------------ ------------
From operations:
 Net investment income (loss) ..................  $    (880)   $     (396)  $    (667)   $     (378)
 Net realized gain (loss) ......................      6,262        (3,071)        (28)         (987)
 Net change in unrealized appreciation
  (depreciation) ...............................     12,518        23,371       8,221        21,541
                                                  ---------    ----------   ---------    ----------
 Net increase (decrease) in net assets from
  operations ...................................     17,900        19,904       7,526        20,176
                                                  ---------    ----------   ---------    ----------
Contract transactions:
 Payments received from contract owners ........    109,781        65,851      55,532        51,408
 Transfers between subaccounts, net ............      8,318           562         500         6,975
 Transfers for contract benefits and
  terminations .................................    (45,187)      (20,338)    (26,760)      (14,943)
                                                  ---------    ----------   ---------    ----------
Net increase (decrease) from contract
 transactions ..................................     72,912        46,075      29,272        43,440
                                                  ---------    ----------   ---------    ----------
Net increase (decrease) in net assets ..........     90,812        65,979      36,798        63,616
Net assets beginning of period .................     94,019        28,040      98,902        35,286
                                                  ---------    ----------   ---------    ----------
Net assets end of period .......................  $ 184,831    $   94,019   $ 135,700    $   98,902
                                                  =========    ==========   =========    ==========
 Units issued during the period ................     12,362         8,937       5,879         7,062
 Units redeemed during the period ..............     (5,385)       (2,714)     (2,960)       (1,819)
                                                  ---------    ----------   ---------    ----------
 Net units issued (redeemed) during period .....      6,977         6,223       2,919         5,243
                                                  =========    ==========   =========    ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          MFS(R)                    MFS(R)
                                                    Total Return Series        Utilities Series
                                                 ------------------------- ------------------------
                                                     2004         2003         2004         2003
                                                 ------------ ------------ ------------ -----------
From operations:
 Net investment income (loss) ..................  $   3,036    $   1,066    $     980    $    532
 Net realized gain (loss) ......................      5,816         (339)       5,838         (59)
 Net change in unrealized appreciation
  (depreciation) ...............................     21,979       19,343       22,553       9,929
                                                  ---------    ---------    ---------    --------
 Net increase (decrease) in net assets from
  operations ...................................     30,831       20,070       29,371      10,402
                                                  ---------    ---------    ---------    --------
Contract transactions:
 Payments received from contract owners ........    178,445       99,968       79,374      34,005
 Transfers between subaccounts, net ............     12,212       21,181       (8,233)      5,686
 Transfers for contract benefits and
  terminations .................................    (62,335)     (23,729)     (23,127)     (4,814)
                                                  ---------    ---------    ---------    --------
Net increase (decrease) from contract
 transactions ..................................    128,322       97,420       48,014      34,877
                                                  ---------    ---------    ---------    --------
Net increase (decrease) in net assets ..........    159,153      117,490       77,385      45,279
Net assets beginning of period .................    189,932       72,442       53,675       8,396
                                                  ---------    ---------    ---------    --------
Net assets end of period .......................  $ 349,085    $ 189,932    $ 131,060    $ 53,675
                                                  =========    =========    =========    ========
 Units issued during the period ................     17,613       12,163        7,112       4,354
 Units redeemed during the period ..............     (5,926)      (2,565)      (2,750)       (726)
                                                  ---------    ---------    ---------    --------
 Net units issued (redeemed) during period .....     11,687        9,598        4,362       3,628
                                                  =========    =========    =========    ========

                                                      Oppenheimer            Oppenheimer
                                                   Global Securities       Main Street(R)
                                                      Fund/VA (h)            Fund/VA (e)
                                                 ---------------------- ---------------------
                                                     2004       2003        2004       2003
                                                 ----------- ---------- ----------- ---------
From operations:
 Net investment income (loss) ..................  $     (4)    $   (1)   $    (37)   $    --
 Net realized gain (loss) ......................       370          2          37          1
 Net change in unrealized appreciation
  (depreciation) ...............................     5,144        226       1,358         34
                                                  --------     ------    --------    -------
 Net increase (decrease) in net assets from
  operations ...................................     5,510        227       1,358         35
                                                  --------     ------    --------    -------
Contract transactions:
 Payments received from contract owners ........    38,872      3,379      23,265      1,049
 Transfers between subaccounts, net ............     4,017         --         215         --
 Transfers for contract benefits and
  terminations .................................    (8,429)      (216)     (3,268)      (154)
                                                  --------     ------    --------    -------
Net increase (decrease) from contract
 transactions ..................................    34,460      3,163      20,212        895
                                                  --------     ------    --------    -------
Net increase (decrease) in net assets ..........    39,970      3,390      21,570        930
Net assets beginning of period .................     3,390         --         930         --
                                                  --------     ------    --------    -------
Net assets end of period .......................  $ 43,360     $3,390    $ 22,500    $   930
                                                  ========     ======    ========    =======
 Units issued during the period ................     3,844        325       2,161        101
 Units redeemed during the period ..............      (891)       (24)       (330)       (15)
                                                  --------     ------    --------    -------
 Net units issued (redeemed) during period .....     2,953        301       1,831         86
                                                  ========     ======    ========    =======

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           PBHG                      PBHG
                                                     Mid-Cap Portfolio      Select Value Portfolio
                                                 ------------------------- ------------------------
                                                     2004         2003         2004         2003
                                                 ------------ ------------ ------------ -----------
From operations:
 Net investment income (loss) ..................  $  (1,850)   $    (921)   $    1,049   $    787
 Net realized gain (loss) ......................     15,513         (477)        1,610       (761)
 Net change in unrealized appreciation
  (depreciation) ...............................     46,937       54,298          (505)     7,494
                                                  ---------    ---------    ----------   --------
 Net increase (decrease) in net assets from
  operations ...................................     60,600       52,900         2,154      7,520
                                                  ---------    ---------    ----------   --------
Contract transactions:
 Payments received from contract owners ........    164,470      147,361        34,754     38,319
 Transfers between subaccounts, net ............      5,763       10,829           414      1,544
 Transfers for contract benefits and
  terminations .................................    (67,975)     (33,164)      (21,319)    (8,354)
                                                  ---------    ---------    ----------   --------
Net increase (decrease) from contract
 transactions ..................................    102,258      125,026        13,849     31,509
                                                  ---------    ---------    ----------   --------
Net increase (decrease) in net assets ..........    162,858      177,926        16,003     39,029
Net assets beginning of period .................    255,524       77,598        55,484     16,455
                                                  ---------    ---------    ----------   --------
Net assets end of period .......................  $ 418,382    $ 255,524    $   71,487   $ 55,484
                                                  =========    =========    ==========   ========
 Units issued during the period ................     14,825       17,025         3,831      4,892
 Units redeemed during the period ..............     (6,087)      (3,788)       (2,351)    (1,084)
                                                  ---------    ---------    ----------   --------
 Net units issued (redeemed) during period .....      8,738       13,237         1,480      3,808
                                                  =========    =========    ==========   ========



                                                           PIMCO                     PIMCO
                                                   Global Bond Portfolio          Real Return
                                                        (Unhedged)                 Portfolio
                                                 ------------------------- -------------------------
                                                     2004         2003         2004         2003
                                                 ------------ ------------ ------------ ------------
From operations:
 Net investment income (loss) ..................  $   1,957    $   1,220    $   2,293    $   5,002
 Net realized gain (loss) ......................     15,379        2,901       25,789       13,188
 Net change in unrealized appreciation
  (depreciation) ...............................         57        7,774       15,140        5,335
                                                  ---------    ---------    ---------    ---------
 Net increase (decrease) in net assets from
  operations ...................................     17,393       11,895       43,222       23,525
                                                  ---------    ---------    ---------    ---------
Contract transactions:
 Payments received from contract owners ........     89,667       74,852      212,863      264,225
 Transfers between subaccounts, net ............      5,873         (346)      23,926       48,027
 Transfers for contract benefits and
  terminations .................................    (35,073)     (19,860)     (79,199)     (47,853)
                                                  ---------    ---------    ---------    ---------
Net increase (decrease) from contract
 transactions ..................................     60,467       54,646      157,590      264,399
                                                  ---------    ---------    ---------    ---------
Net increase (decrease) in net assets ..........     77,860       66,541      200,812      287,924
Net assets beginning of period .................    123,387       56,846      427,275      139,351
                                                  ---------    ---------    ---------    ---------
Net assets end of period .......................  $ 201,247    $ 123,387    $ 628,087    $ 427,275
                                                  =========    =========    =========    =========
 Units issued during the period ................      8,451        6,626       21,953       30,979
 Units redeemed during the period ..............     (3,510)      (2,199)      (9,165)      (8,453)
                                                  ---------    ---------    ---------    ---------
 Net units issued (redeemed) during period .....      4,941        4,427       12,788       22,526
                                                  =========    =========    =========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

                                                           PIMCO
                                                   StocksPlus Growth and     UIF Emerging Markets
                                                     Income Portfolio          Equity Portfolio
                                                 ------------------------- ------------------------
                                                     2004         2003         2004         2003
                                                 ------------ ------------ ------------ -----------
From operations:
 Net investment income (loss) ..................  $   5,006    $   4,108    $       63   $   (205)
 Net realized gain (loss) ......................      2,980       (2,835)        2,765       (149)
 Net change in unrealized appreciation
  (depreciation) ...............................     36,422       61,159        10,938     16,663
                                                  ---------    ---------    ----------   --------
 Net increase (decrease) in net assets from
  operations ...................................     44,408       62,432        13,766     16,309
                                                  ---------    ---------    ----------   --------
Contract transactions:
 Payments received from contract owners ........    191,945      189,845        22,366     17,353
 Transfers between subaccounts, net ............      1,242        5,133          (276)     3,164
 Transfers for contract benefits and
  terminations .................................    (83,265)     (60,088)      (15,988)    (7,828)
                                                  ---------    ---------    ----------   --------
Net increase (decrease) from contract
 transactions ..................................    109,922      134,890         6,102     12,689
                                                  ---------    ---------    ----------   --------
Net increase (decrease) in net assets ..........    154,330      197,322        19,868     28,998
Net assets beginning of period .................    331,383      134,061        53,715     24,717
                                                  ---------    ---------    ----------   --------
Net assets end of period .......................  $ 485,713    $ 331,383    $   73,583   $ 53,715
                                                  =========    =========    ==========   ========
 Units issued during the period ................     18,176       21,440         1,756      2,145
 Units redeemed during the period ..............     (7,917)      (6,633)       (1,246)      (805)
                                                  ---------    ---------    ----------   --------
 Net units issued (redeemed) during period .....     10,259       14,807           510      1,340
                                                  =========    =========    ==========   ========

                                                    UIF Global Value           UIF U.S. Real
                                                    Equity Portfolio         Estate Portfolio
                                                 ----------------------- -------------------------
                                                     2004        2003        2004         2003
                                                 ----------- ----------- ------------ ------------
From operations:
 Net investment income (loss) ..................  $     65    $    (72)   $   3,431    $    (730)
 Net realized gain (loss) ......................     1,282        (256)      15,859         (570)
 Net change in unrealized appreciation
  (depreciation) ...............................     3,484       4,163      105,041       41,432
                                                  --------    --------    ---------    ---------
 Net increase (decrease) in net assets from
  operations ...................................     4,831       3,835      124,331       40,132
                                                  --------    --------    ---------    ---------
Contract transactions:
 Payments received from contract owners ........    21,675      12,271      246,126      111,135
 Transfers between subaccounts, net ............    12,832       4,313      133,771         (313)
 Transfers for contract benefits and
  terminations .................................    (7,401)     (3,169)     (61,164)     (21,503)
                                                  --------    --------    ---------    ---------
Net increase (decrease) from contract
 transactions ..................................    27,106      13,415      318,733       89,319
                                                  --------    --------    ---------    ---------
Net increase (decrease) in net assets ..........    31,937      17,250      443,064      129,451
Net assets beginning of period .................    21,067       3,817      197,332       67,881
                                                  --------    --------    ---------    ---------
Net assets end of period .......................  $ 53,004    $ 21,067    $ 640,396    $ 197,332
                                                  ========    ========    =========    =========
 Units issued during the period ................     3,121       1,998       27,109       10,810
 Units redeemed during the period ..............      (674)       (471)      (4,574)      (2,578)
                                                  --------    --------    ---------    ---------
 Net units issued (redeemed) during period .....     2,447       1,527       22,535        8,232
                                                  ========    ========    =========    =========

-------
(a) Commenced operations October 20, 2003
(b) Commenced operations October 21, 2003
(c) Commenced operations on October 30, 2003
(d) Commenced operations November 3, 2003
(e) Commenced operations on November 6, 2003
(f) Commenced operations on November 20, 2003
(g) Commenced operations on November 26, 2003
(h) Commenced operations on October 7, 2003
The accompanying notes are an integral part of these financial statements.

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS


1.  Organization and Business

    MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York. On July 8, 2004, The MONY Group, Inc. ("MONY Group," the ultimate parent of MONY and MONY Life Insurance Company of America ("MONY America")) merged with AXA Financial, Inc. ("AXA Financial"), and AIMA Acquisition Co. ("AIMA"), upon which MONY Group became a wholly owned subsidiary of AXA Financial.

    The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (MONY Strategist), Variable Universal Life (MONY Equity Master, MONY Custom Equity Master, MONY Custom Estate Master and MONY Variable Universal Life), and MONY Survivorship Variable Universal Life, collectively, the Variable Life Insurance Policies. These policies are issued by MONY.

    There are sixty MONY Life subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the AIM Variable Insurance Funds, Alger American Fund, The Dreyfus Socially Responsible Growth Fund, Inc., The Dreyfus Stock Index Fund, Dreyfus Investment Portfolios, EQ Advisors Trust ("EQAT"), Fidelity Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lord Abbett Series Fund, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds (collectively, the "Funds"). The Funds are registered under the 1940 Act as open-end, management investment companies. Prior to July 9, 2004 the Variable Account invested in MONY Series Fund, Inc. (the "Fund") and the Enterprise Accumulation Trust ("Enterprise"). Effective July 9, 2004, the Fund and Enterprise merged into EQAT. The Fund and Enterprise were affiliated with MONY.

    The Variable Account consists of the following variable investment options:

    o AIM V.I. Basic Value Fund
    o AIM V.I. Financial Services Fund(1)
    o AIM V.I. Health Sciences Fund(2)
    o AIM V.I. Mid Cap Core Equity Fund
    o AIM V.I. Technology Fund(3)
    o Alger American Balanced Portfolio
    o Alger American MidCap Growth Portfolio
    o Dreyfus Socially Responsible Growth Fund
    o Dreyfus Stock Index Fund
    o Dreyfus IP Small Cap Stock Index Portfolio
    o EQ/Enterprise Capital Appreciation Portfolio(4)
    o EQ/Enterprise Equity Portfolio(4)
    o EQ/Enterprise Equity Income Portfolio(4)
    o EQ/Enterprise Growth and Income Portfolio(4)
    o EQ/Enterprise Growth Portfolio(4)
    o EQ/Enterprise Global Socially Responsive Portfolio(4)
    o EQ/Enterprise High-Yield Bond Portfolio(4)
    o EQ/Enterprise International Growth Portfolio(4)
    o EQ/Enterprise Multi-Cap Growth Portfolio(4)
    o EQ/Enterprise Managed Portfolio(4)
    o EQ/Enterprise Small Company Growth Portfolio(4)
    o EQ/Enterprise Small Company Value Portfolio(4)
    o EQ/Enterprise Total Return Portfolio(4)
    o EQ/Enterprise Short Duration Bond Portfolio(4)
    o EQ/MONY Diversified Portfolio(4)
    o EQ/MONY Equity Growth Portfolio(4)
    o EQ/MONY Equity Income Portfolio(4)
    o EQ/MONY Government Securities Portfolio(4)
    o EQ/MONY Intermediate Term Bond Portfolio(4)
    o EQ/MONY Money Market Portfolio(4)
    o EQ/MONY Long Term Bond Portfolio(4)
    o Fidelity VIP Growth Portfolio
    o Fidelity VIP ContraFund(R) Portfolio
    o Fidelity VIP Growth Opportunities Portfolio
    o Franklin Income Securities Fund
    o Franklin Rising Dividends Securities Fund
    o Franklin Zero Coupon Fund 2010
    o Janus Aspen Series Mid Cap Growth Portfolio
    o Janus Aspen Series Balanced Portfolio
    o Janus Aspen Series Capital Appreciation Portfolio
    o Janus Aspen Series Flexible Income Portfolio
    o Janus Aspen Series International Growth Portfolio
    o Janus Aspen Series WorldWide Growth Portfolio
    o Lord Abbett Bond-Debenture Portfolio
    o Lord Abbett Growth and Income Portfolio
    o Lord Abbett Mid-Cap Value Portfolio
    o MFS(R) Mid-Cap Growth Series
    o MFS(R) New Discovery Series
    o MFS(R) Total Return Series
    o MFS(R) Utilities Series
    o Oppenheimer Global Securities Fund/VA
    o Oppenheimer Main Street(R) Fund/VA
    o PBHG Mid-Cap Portfolio
    o PBHG Select Value Portfolio
    o PIMCO Global Bond Portfolio (Unhedged)
    o PIMCO Real Return Portfolio

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


1.  Organization and Business (Concluded)

    o PIMCO StocksPLUS Growth and Income Portfolio
    o UIF Emerging Markets Equity Portfolio o UIF Global Value Equity Portfolio
    o UIF U.S. Real Estate Portfolio

    ----------
    (1) Formerly known as INVESCO VIF Financial Services Portfolio.
    (2) Formerly known as INVESCO VIF Health Sciences Portfolio.
    (3) Formerly known as INVESCO VIF Telecommunications Portfolio.
    (4) Name changed to EQ/.


    During the year ended December 31, 2003, the Variable Account combined all subaccounts investing in the same class of the same portfolio of the Funds. The financial statements for the years ended December 31, 2004 and 2003 are presented for each portfolio of the Funds rather than for each Variable Life Insurance Policy as if the subaccounts were combined on January 1, 2003. Combining these subaccounts had no effect on the net assets of the subaccounts or unit values of the Variable Life Insurance Policies.

    These financial statements should be read in conjunction with the financial statements and footnotes of the Funds which were distributed by MONY to the Policyholders.


2.  Significant Accounting Policies

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    Investments:

    The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio, as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value.

    Investment Transactions and Investment Income:

    Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions of net realized gains are recorded on ex-dividend date. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

    Taxes:

    MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.


3.  Related Party Transactions

    MONY is the legal owner of the assets held by the Variable Account.

    Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

    The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Variable Account for the year ended December 31, 2004 aggregated $8,089,853.

    MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% to 0.75% of average daily net assets of each of the MONY Variable Life subaccounts.

    Boston Advisors serves as an investment advisor for the EQ/Enterprise and EQ/MONY Portfolios in EQAT: EQ/Enterprise Equity Income

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


3.  Related Party Transactions (Concluded)

    Portfolio, EQ/Enterprise Short Duration Bond Portfolio, EQ/MONY Diversified Portfolio, EQ/MONY Equity Growth Portfolio, EQ/MONY Equity Income Portfolio, EQ/Government Securities Portfolio, EQ/MONY Intermediate Term Bond Portfolio, EQ/MONY Long Term Bond Portfolio, EQ/MONY Money Market Portfolio. Boston Advisors is an indirectly wholly owned subsidiary of AXA Financial (parent to MONY).

    During the year ended December 31, 2004, MONY Securities Corporation ("MONY Securities") served as distributor and principal underwriter of the Variable Life Policies and the Variable Account. Effective on or about June 6, 2005, AXA Advisors, LLC ("AXA Advisors"), AXA Distributors, LLC ("Distributors") and MONY Securities Corporation ("MONY Securities") will serve as distributors and principal underwriters of the Variable Life Policies and the Variable Account. They are registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc.

    AXA Equitable Life Insurance Company ("AXA Equitable"), a subsidiary of AXA Financial, acts as investment manager of EQAT and receives management fees for services performed in its capacity as investment manager of EQAT. As investment manager it either oversees the activities of the investment advisors or directly manages the Portfolios. Fees generally vary depending on net asset levels of individual Portfolios and range from a low of 0.30% to a high of 1.00% of average daily net assets. AXA Equitable as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition AXA Advisors, Distributors and MONY Securities, affiliates of AXA Equitable, also receive distribution fees under rule 12 b-1 Plans from the Portfolios for providing distribution and shareholder support services to the Portfolios.

    Enterprise Capital Management, Inc. a wholly-owned subsidiary of MONY prior to the merger and an indirectly wholly-owned subsidiary of AXA Equitable and AXA Financial, Inc. post merger, acted as investment adviser to the portfolios of Enterprise, and it received amounts paid by Enterprise for those services. MONY America served as investment adviser to the Fund, and received amounts paid by the Fund for those services.

    MONY and MONY America received administrative fees directly from certain Funds for maintaining and servicing policyholder's accounts. During the year ended December 31, 2004 MONY received $16,964 in aggregate from certain Funds in connection with MONY Life subaccounts.

4.  Investment Transactions

    Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the year ended December 31, 2004 were as follows:


                                                                    Cost of          Proceeds from
MONY Variable Account L Subaccounts                             Shares Acquired     Shares Redeemed
------------------------------------------------------------   -----------------   ----------------
AIM V.I. Basic Value Fund ..................................       $   24,827         $    5,377
AIM V.I. Financial Services Fund ...........................           20,004              8,762
AIM V.I. Health Sciences Fund ..............................           32,366             15,985
AIM V.I. Mid Cap Core Equity Fund ..........................           11,938              4,097
AIM V.I. Technology Fund ...................................           16,227             11,791
Alger American Balanced Portfolio ..........................          111,243             28,847
Alger American MidCap Growth Portfolio .....................          161,282             77,823
Dreyfus Socially Responsible Growth Fund ...................           86,648             43,269
Dreyfus Stock Index Fund ...................................          522,154            310,640
Dreyfus IP Small Cap Stock Index Portfolio .................           18,317              4,052
EQ/Enterprise Capital Appreciation Portfolio ...............          260,190            219,785
EQ/Enterprise Equity Portfolio .............................        1,474,342          1,713,576
EQ/Enterprise Equity Income Portfolio ......................          270,209             86,539
EQ/Enterprise Growth and Income Portfolio ..................          565,951            440,902
EQ/Enterprise Growth Portfolio .............................        1,026,489            671,193
EQ/Enterprise Global Socially Responsive Portfolio .........           25,855             13,379
EQ/Enterprise High-Yield Bond Portfolio ....................          381,020            240,389
EQ/Enterprise International Growth Portfolio ...............          409,064            322,834
EQ/Enterprise Multi-Cap Growth Portfolio ...................          310,709            157,563
EQ/Enterprise Managed Portfolio ............................        1,845,858          1,561,914
EQ/Enterprise Small Company Growth Portfolio ...............          380,918            177,793
EQ/Enterprise Small Company Value Portfolio ................        1,605,682          1,367,860

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

4. Investment Transactions (Concluded)


                                                                   Cost of          Proceeds from
MONY Variable Account L Subaccounts                            Shares Acquired     Shares Redeemed
-----------------------------------------------------------   -----------------   ----------------
EQ/Enterprise Total Return Portfolio ......................       $  184,753         $   58,072
EQ/Enterprise Short Duration Bond Portfolio ...............           11,219              4,102
EQ/MONY Diversified Portfolio .............................            4,031              3,350
EQ/MONY Equity Growth Portfolio ...........................           22,687             29,140
EQ/MONY Equity Income Portfolio ...........................           19,793             28,655
EQ/MONY Government Securities Portfolio ...................          390,484            260,428
EQ/MONY Intermediate Term Bond Portfolio ..................          103,584             78,250
EQ/MONY Money Market Portfolio ............................        1,245,865          1,467,582
EQ/MONY Long Term Bond Portfolio ..........................          311,199            171,289
Fidelity VIP Growth Portfolio .............................          339,740            228,448
Fidelity VIP Contrafund(R) Portfolio ......................          272,858            197,297
Fidelity VIP Growth Opportunities Portfolio ...............           65,065             30,752
Franklin Income Securities Fund ...........................           16,955              4,845
Franklin Rising Dividends Securities Fund .................            8,360              2,505
Franklin Zero Coupon 2010 Fund ............................            3,664                657
Janus Aspen Series Mid Cap Growth Portfolio ...............          257,517            161,240
Janus Aspen Series Balanced Portfolio .....................          202,427            120,434
Janus Aspen Series Capital Appreciation Portfolio .........          306,108            211,785
Janus Aspen Series Flexible Income Portfolio ..............           65,846             28,151
Janus Aspen Series International Growth Portfolio .........          101,167             42,470
Janus Aspen Series WorldWide Growth Portfolio .............          360,214            262,152
Lord Abbett Bond-Debenture Portfolio ......................           66,043             30,867
Lord Abbett Growth and Income Portfolio ...................          340,221            101,973
Lord Abbett Mid-Cap Value Portfolio .......................          191,055             75,130
MFS Mid Cap Growth Series .................................          125,241             53,209
MFS New Discovery Series ..................................           56,755             28,149
MFS Total Return Series ...................................          200,346             68,988
MFS Utilities Series ......................................           84,655             35,662
Oppenheimer Global Securities Fund/VA .....................           44,954             10,498
Oppenheimer Main Street(R) Fund/VA ........................           23,860              3,685
PBHG Mid-Cap Portfolio ....................................          180,584             74,314
PBHG Select Value Portfolio ...............................           37,324             22,426
PIMCO Global Bond Portfolio (Unhedged) ....................          118,942             44,384
PIMCO Real Return Portfolio ...............................          297,375            118,355
PIMCO StocksPLUS Growth and Income Portfolio ..............          204,004             89,075
UIF Emerging Markets Equity Portfolio .....................           23,191             17,026
UIF Global Value Equity Portfolio .........................           34,865              7,695
UIF U.S. Real Estate Portfolio ............................          394,386             65,947

5. Substitutions/Reorganizations

    Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.


------------------------------------------------------------------
February 28, 2003    Removed Portfolio    Surviving Portfolio
------------------------------------------------------------------
                     Enterprise           EQ/Enterprise
                     Balanced Portfolio   Growth Portfolio
------------------------------------------------------------------
Shares -- Class B      25,290                 26,607
Value -- Class B     $102,171             $  102,171
Net Assets before    $102,171             $  994,870
Net Assets after           --             $1,097,041
------------------------------------------------------------------

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


5. Substitutions/Reorganizations (Concluded)

--------------------------------------------------------------------------------
 February 28, 2003    Removed Portfolio      Surviving Portfolio
--------------------------------------------------------------------------------
                      Enterprise Emerging    EQ/Enterprise International
                      Countries Portfolio    Growth Portfolio
--------------------------------------------------------------------------------
Shares -- Class B         763                     1,846
Value -- Class B      $ 5,926                $    5,926
Net Assets before     $ 5,926                $1,131,458
Net Assets after           --                $1,137,384
--------------------------------------------------------------------------------
                      Enterprise Mid-Cap     EQ/Enterprise
                      Growth Portfolio       Managed Portfolio
--------------------------------------------------------------------------------
Shares -- Class B       8,588                     2,964
Value -- Class B      $44,230                $   44,230
Net Assets before     $44,230                $7,110,208
Net Assets after           --                $7,154,438
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      Removed Portfolio        Surviving Portfolio
--------------------------------------------------------------------------------
                      Enterprise World Wide    EQ/Enterprise International
                      Growth Portfolio         Growth Portfolio
--------------------------------------------------------------------------------
Shares -- Class B      1,425                        2,810
Value -- Class B      $9,021                   $    9,021
Net Assets before     $9,021                   $1,137,383
Net Assets after          --                   $1,146,404
--------------------------------------------------------------------------------

    Effective May 1, 2004, INVESCO VIF Telecommunications Portfolio was merged into INVESCO VIF Technology Fund as part of a reorganization. Subsequent to the reorganization, INVESCO VIF Technology became known as AIM V.I. Technology Fund. There was no change in investment objective, management structure or management fee expenses. The reorganization had no effect on the value of shareholders' units, and the transaction did not constitute a taxable event.


6.  Financial Highlights

    The Variable Life Insurance Policies have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

    Effective for the year ended December 31, 2003, the Variable Account adopted the provisions of AICPA Statement of Position 03-5 Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies, which requires the disclosure of ranges for certain financial highlights information. The tables for 2004 and 2003 are presented based upon which Variable Life Insurance Policies funded by the Variable Account have the lowest and highest expense ratio for each period. The presentation of the range of expense ratios for financial highlights disclosure purposes has changed for the year ended December 31, 2004. For the year ended December 31, 2003, the range of expense ratios was presented for those product designs within each subaccount that had units outstanding during the year. For the year ended December 31, 2004 the range of expense ratios has been presented across all product designs offered within each subaccount. Therefore, the expense ratios disclosed in the financial hightlights may include product designs that did not have units outstanding during the year, but were available to contractowners within each subaccount. The ranges for the total return ratio and unit value correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, unit values may fall outside of the ranges presented in the financial highlights.

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)


                                                                    At December 31, 2004
                                                       -----------------------------------------------
                                                                          Unit Value
                                                           Units           Lowest to       Net Assets
                                                        Outstanding         Highest          (000's)
                                                       ------------- ------------------   ------------
AIM V.I. Basic Value Fund ............................      2,418       $10.00 to 12.09       $    29
AIM V.I. Financial Services Fund .....................      4,162        11.66 to 12.10            50
AIM V.I. Health Sciences Fund ........................      7,143        10.99 to 11.50            79
AIM V.I. Mid Cap Core Equity Fund ....................        702        10.00 to 12.11             9
AIM V.I. Technology Fund .............................      2,872         9.05 to 10.00            26
Alger American Balanced Portfolio ....................     18,428        11.15 to 11.20           206
Alger American MidCap Growth Portfolio ...............     30,156        12.49 to 16.38           391
Dreyfus Socially Responsible Growth Fund .............     36,403          6.33 to 7.97           241
Dreyfus Stock Index Fund .............................    225,851          8.59 to 8.94         1,997
Dreyfus IP Small Cap Stock Index Portfolio ...........      1,289        10.00 to 13.24            17
EQ/Enterprise Capital Appreciation Portfolio .........    101,892          9.10 to 9.13           955
EQ/Enterprise Equity Portfolio .......................    755,926         9.86 to 14.34         9,756
EQ/Enterprise Equity Income Potfolio .................     52,378        11.64 to 13.17           621
EQ/Enterprise Growth and Income Portfolio ............    209,207         9.03 to 12.37         1,981
EQ/Enterprise Growth Portfolio .......................    308,755         7.74 to 11.42         2,571
EQ/Enterprise Global Socially Responsive
Portfolio ............................................      4,797        11.80 to 12.28            58
EQ/Enterprise High-Yield Bond Portfolio ..............     72,897        13.67 to 16.40         1,132
EQ/Enterprise International Growth Portfolio .........    180,817         6.66 to 10.78         1,796
EQ/Enterprise Multi-Cap Growth Portfolio .............    146,184         8.10 to 11.19           928
EQ/Enterprise Managed Portfolio ......................    729,050        11.73 to 13.71         9,641
EQ/Enterprise Small Company Growth Portfolio .........    103,060        10.81 to 11.81         1,081
EQ/Enterprise Small Company Value Portfolio ..........    332,697        15.72 to 31.27         8,359
EQ/Enterprise Total Return Portfolio .................     23,740        11.43 to 11.49           272
EQ/Enterprise Short Duration Bond Portfolio ..........        730        10.00 to 10.16             7
EQ/MONY Diversified Portfolio ........................      2,038                 53.20           108
EQ/MONY Equity Growth Portfolio ......................        702                 64.08            45
EQ/MONY Equity Income Portfolio ......................        677                 64.07            43
EQ/MONY Government Securities Portfolio ..............     76,027        11.32 to 13.89           909
EQ/MONY Intermediate Term Bond Portfolio .............     25,730        11.94 to 14.69           360
EQ/MONY Money Market Portfolio .......................    287,687        11.13 to 12.55         3,123
EQ/MONY Long Term Bond Portfolio .....................     54,402        14.37 to 17.11           827
Fidelity VIP Growth Portfolio ........................    170,643          7.02 to 7.19         1,187
Fidelity VIP Contrafund(R) Portfolio .................     98,909        10.76 to 10.87         1,082
Fidelity VIP Growth Opportunities Portfolio ..........     24,162          7.92 to 9.83           205
Franklin Income Securities Fund ......................      1,098        10.00 to 12.30            14
Franklin Rising Dividends Securities Fund ............        642        10.00 to 11.87             8
Franklin Zero Coupon Fund 2010 .......................        296        10.00 to 10.46             3
Janus Aspen Series Mid Cap Growth Portfolio ..........    213,625          4.28 to 9.24         1,094
Janus Aspen Series Balanced Porfolio .................     66,102        10.96 to 11.08           709
Janus Aspen Series Capital Appreciation Portfolio.....    147,157         7.59 to 12.45         1,169
Janus Aspen Series Flexible Income Portfolio .........      9,118        11.77 to 12.01           106
Janus Aspen Series International Growth
Portfolio ............................................     18,436        12.62 to 12.98           233
Janus Aspen Series Worldwide Growth Portfolio ........    219,944          5.85 to 6.41         1,330
Lord Abbett Bond-Debenture Portfolio .................      8,634        13.17 to 13.46           112
Lord Abbett Growth and Income Portfolio ..............     58,747        11.81 to 12.54           708
Lord Abbett Mid-Cap Value Portfolio ..................     39,037        13.28 to 16.85           549
MFS(R) Mid Cap Growth Series .........................     17,515        10.07 to 12.07           185
MFS(R) New Discovery Series ..........................     12,886        10.33 to 11.07           136
MFS(R) Total Return Series ...........................     28,871        11.90 to 12.26           349
MFS(R) Utilities Series ..............................      8,957        14.10 to 15.16           131
Oppenheimer Global Securities Fund/VA ................      3,254        10.00 to 13.33            43
Oppenheimer Main Street(R) Fund/VA ...................      1,917        10.00 to 11.74            23
PBHG Mid-Cap Portfolio ...............................     30,994        13.34 to 13.63           418
PBHG Select Value Portfolio ..........................      7,351         9.58 to 12.30            71


                                                            For the period ended December 31, 2004
                                                       -------------------------------------------------
                                                        Investment   Expense Ratio**    Total Return***
                                                          Income        Lowest to          Lowest to
                                                          Ratio*         Highest            Highest
                                                       ------------ ----------------- ------------------
AIM V.I. Basic Value Fund ............................     0.00%       0.35 to 0.65%     0.00 to 10.61%
AIM V.I. Financial Services Fund .....................      0.82        0.35 to 0.65       7.94 to 8.36
AIM V.I. Health Sciences Fund ........................      0.00        0.35 to 0.65       6.80 to 7.18
AIM V.I. Mid Cap Core Equity Fund ....................      0.26        0.35 to 0.65      0.00 to 13.39
AIM V.I. Technology Fund .............................      0.00        0.35 to 0.65       0.00 to 6.35
Alger American Balanced Portfolio ....................      1.41        0.35 to 0.65       3.90 to 4.21
Alger American MidCap Growth Portfolio ...............      0.00        0.35 to 0.65     12.32 to 12.65
Dreyfus Socially Responsible Growth Fund .............      0.44        0.35 to 0.75       5.42 to 5.85
Dreyfus Stock Index Fund .............................      1.87        0.35 to 0.75      9.85 to 10.23
Dreyfus IP Small Cap Stock Index Portfolio ...........      0.60        0.35 to 0.65      0.00 to 21.47
EQ/Enterprise Capital Appreciation Portfolio .........      0.00        0.35 to 0.75     13.00 to 13.47
EQ/Enterprise Equity Portfolio .......................      0.00        0.35 to 0.75     12.65 to 13.20
EQ/Enterprise Equity Income Potfolio .................      2.65        0.35 to 0.75     16.98 to 17.48
EQ/Enterprise Growth and Income Portfolio ............      1.75        0.35 to 0.75     12.45 to 12.86
EQ/Enterprise Growth Portfolio .......................      0.44        0.35 to 0.75       3.34 to 3.72
EQ/Enterprise Global Socially Responsive
Portfolio ............................................      0.79        0.35 to 0.65     12.15 to 12.49
EQ/Enterprise High-Yield Bond Portfolio ..............     11.89        0.35 to 0.75       8.90 to 9.27
EQ/Enterprise International Growth Portfolio .........      1.19        0.35 to 0.75       4.46 to 4.88
EQ/Enterprise Multi-Cap Growth Portfolio .............      0.00        0.35 to 0.75       6.72 to 7.18
EQ/Enterprise Managed Portfolio ......................      2.91        0.35 to 0.75       7.70 to 8.21
EQ/Enterprise Small Company Growth Portfolio .........      0.00        0.35 to 0.75     11.67 to 12.05
EQ/Enterprise Small Company Value Portfolio ..........      0.02        0.35 to 0.75     20.04 to 20.46
EQ/Enterprise Total Return Portfolio .................      2.67        0.35 to 0.65       4.10 to 4.45
EQ/Enterprise Short Duration Bond Portfolio ..........      4.32        0.35 to 0.65       0.00 to 1.30
EQ/MONY Diversified Portfolio ........................      0.23                0.60              16.95
EQ/MONY Equity Growth Portfolio ......................      0.55                0.60              17.26
EQ/MONY Equity Income Portfolio ......................      3.35                0.60              19.16
EQ/MONY Government Securities Portfolio ..............      5.89        0.35 to 0.75       0.58 to 1.07
EQ/MONY Intermediate Term Bond Portfolio .............      9.71        0.35 to 0.75       0.89 to 1.27
EQ/MONY Money Market Portfolio .......................      0.95        0.35 to 0.75       0.16 to 0.63
EQ/MONY Long Term Bond Portfolio .....................     10.62        0.35 to 0.75       7.14 to 7.56
Fidelity VIP Growth Portfolio ........................      0.16        0.35 to 0.75       2.48 to 2.86
Fidelity VIP Contrafund(R) Portfolio .................      0.24        0.35 to 0.75     14.47 to 14.90
Fidelity VIP Growth Opportunities Portfolio ..........      0.43        0.35 to 0.75       6.27 to 6.74
Franklin Income Securities Fund ......................      3.76        0.35 to 0.65      0.00 to 13.36
Franklin Rising Dividends Securities Fund ............      0.62        0.35 to 0.65      0.00 to 10.62
Franklin Zero Coupon Fund 2010 .......................      1.53        0.35 to 0.65       0.00 to 4.08
Janus Aspen Series Mid Cap Growth Portfolio ..........      0.00        0.35 to 0.75     19.84 to 20.22
Janus Aspen Series Balanced Porfolio .................      2.40        0.35 to 0.75       7.68 to 8.09
Janus Aspen Series Capital Appreciation Portfolio.....      0.24        0.35 to 0.75     17.31 to 17.56
Janus Aspen Series Flexible Income Portfolio .........      6.68        0.35 to 0.65       2.97 to 3.36
Janus Aspen Series International Growth
Portfolio ............................................      0.92        0.35 to 0.65     17.94 to 18.21
Janus Aspen Series Worldwide Growth Portfolio ........      1.06        0.35 to 0.75       3.91 to 4.40
Lord Abbett Bond-Debenture Portfolio .................      6.29        0.35 to 0.65       7.17 to 7.51
Lord Abbett Growth and Income Portfolio ..............      1.02        0.35 to 0.65     11.94 to 12.26
Lord Abbett Mid-Cap Value Portfolio ..................      0.34        0.35 to 0.65     23.31 to 23.62
MFS(R) Mid Cap Growth Series .........................      0.00        0.35 to 0.65     13.79 to 14.19
MFS(R) New Discovery Series ..........................      0.00        0.35 to 0.65       5.84 to 6.14
MFS(R) Total Return Series ...........................      1.66        0.35 to 0.65     10.55 to 10.90
MFS(R) Utilities Series ..............................      1.50        0.35 to 0.65     29.35 to 29.71
Oppenheimer Global Securities Fund/VA ................      0.33        0.35 to 0.65      0.00 to 18.49
Oppenheimer Main Street(R) Fund/VA ...................      0.07        0.35 to 0.65       0.00 to 8.80
PBHG Mid-Cap Portfolio ...............................      0.00        0.35 to 0.65     18.11 to 18.47
PBHG Select Value Portfolio ..........................      2.41        0.35 to 0.65       2.24 to 2.50

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

                                                              At December 31, 2004
                                                  --------------------------------------------
                                                                    Unit Value
                                                      Units         Lowest to      Net Assets
                                                   Outstanding       Highest         (000's)
                                                  ------------- ----------------- ------------
PIMCO Global Bond Portfolio (Unhedged) ..........     14,253     $14.15 to 14.29      $201
PIMCO Real Return Portfolio .....................     47,561      13.11 to 13.55       628
PIMCO StocksPLUS Growth and Income Portfolio.....     41,362      11.78 to 11.96       486
UIF Emerging Markets Equity Portfolio ...........      4,787      14.84 to 15.54        74
UIF Global Value Equity Portfolio ...............      4,435      10.00 to 11.95        53
UIF U.S. Real Estate Portfolio ..................     37,980      16.81 to 16.91       640

                                                      For the period ended December 31, 2004
                                                  -----------------------------------------------
                                                   Investment   Expense Ratio**   Total Return***
                                                     Income        Lowest to         Lowest to
                                                     Ratio*         Highest           Highest
                                                  ------------ ----------------- ----------------
PIMCO Global Bond Portfolio (Unhedged) ..........     1.86%      0.35 to 0.65%    9.86 to 10.18%
PIMCO Real Return Portfolio .....................      1.01       0.35 to 0.65      8.26 to 8.49
PIMCO StocksPLUS Growth and Income Portfolio.....      1.82       0.35 to 0.65    10.09 to 10.43
UIF Emerging Markets Equity Portfolio ...........      0.69       0.35 to 0.65    22.36 to 22.64
UIF Global Value Equity Portfolio ...............      0.84       0.35 to 0.65     0.00 to 12.84
UIF U.S. Real Estate Portfolio ..................      1.57       0.35 to 0.65    35.56 to 35.93

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.


** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.


*** Represents the total return for the period indicated, including changes in the value of the underlying fund and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the year ended December 31, 2004 or from the commencement of operations of the subaccount.

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

                                                                     At December 31, 2003
                                                       ------------------------------------------------
                                                                          Unit Value
                                                           Units           Lowest to        Net Assets
                                                        Outstanding         Highest          (000's)
                                                       ------------- -------------------- -------------
AIM V.I. Basic Value Fund--Series I (7) ..............        683     $          10.93    $   7
AIM V.I. Financial Services Portfolio ................      3,195       10.76 to 11.21       35
AIM V.I. Health Sciences Portfolio ...................      5,543                10.29       57
AIM V.I. Mid Cap Core Equity Fund--Series I (8) ......         33                10.68        0++
AIM V.I. Telecommunications Portfolio ................      2,469                 8.51       21
Alger American Balanced Portfolio--Class O ...........     10,836       10.70 to 10.78      117
Alger American Mid Cap Growth Portfolio--
Class O ..............................................     22,824       10.99 to 11.22      266
Dreyfus Socially Responsible Growth
Fund--Initial Class ..................................     29,883         5.98 to 7.56      185
Dreyfus Stock Index Portfolio--Initial Class .........    202,873         7.82 to 8.11    1,632
Dreyfus IP Small Cap Stock Index
Portfolio--Service Class (9) .........................         96                10.90        1
EQ/Balanced Portfolio (6) ............................          0         8.25 to 9.14        0
EQ/Enterprise Capital Appreciation Portfolio .........     96,262         8.02 to 8.08      798
EQ/Enterprise Equity Portfolio .......................    763,614        8.71 to 12.73    8,815
EQ/Enterprise Emerging Countries Portfolio (6) .......          0                 7.81        0
EQ/Enterprise Equity Income Portfolio ................     36,536        9.95 to 10.41      368
EQ/Enterprise Growth and Income Portfolio ............    197,771         8.03 to 8.15    1,655
EQ/Enterprise Growth Portfolio .......................    271,410         7.49 to 7.49    2,131
EQ/Enterprise Global Socially Responsive
Portfolio ............................................      3,854       10.49 to 10.95       42
EQ/Enterprise High-Yield Portfolio ...................     70,854       12.51 to 15.06    1,019
EQ/Enterprise International Growth Portfolio .........    171,305        6.35 to 10.32    1,642
EQ/Enterprise Multi-Cap Growth Portfolio .............    122,954         5.04 to 7.59      713
EQ/Enterprise Mid-Cap Growth Portfolio (6) ...........          0         5.35 to 7.07        0
EQ/Enterprise Managed Portfolio ......................    718,620        8.40 to 12.73    8,857
EQ/Enterprise Small Company Growth Portfolio .........     81,966         9.05 to 9.68      759
EQ/Enterprise Small Company Value Portfolio ..........    312,903       11.65 to 26.05    6,873
EQ/Enterprise Total Return Portfolio .................     13,336       11.00 to 11.12      148
EQ/Enterprise Worldwide Growth Portfolio (6) .........          0                 6.20        0
EQ/Enterprise Short Duration Bond Portfolio (1) ......         40                10.03        0++
EQ/MONY Diversified Portfolio ........................      2,058                45.49       94
EQ/MONY Equity Growth Portfolio ......................        807                54.65       44
EQ/MONY Equity Income Portfolio ......................        906                53.77       49
EQ/MONY Government Securities Portfolio ..............     68,455       10.60 to 13.81      822
EQ/MONY Intermediate Term Bond Portfolio .............     26,224       11.79 to 14.56      364
EQ/MONY Money Market Portfolio .......................    307,495       10.11 to 12.53    3,344
EQ/MONY Long Term Bond Portfolio .....................     50,925       11.23 to 15.97      734
Fidelity VIP Growth Portfolio--Service Class .........    153,820         6.85 to 6.99    1,043
Fidelity VIP II Contrafund Portfolio--Service
Class ................................................     91,087         9.40 to 9.46      869
Fidelity VIP III Growth Opportunities
Portfolio--Service Class .............................     20,004         7.42 to 9.25      158
Franklin Income Securities Fund--Class 2 (2) .........         30                10.85        0++
Franklin Rising Dividends Securities Fund--
Class 2 (3) ..........................................        118                10.73        1
Franklin Zero Coupon 2010 Fund--Class 2 (4) ..........          7                10.05        0++
Janus Aspen Series Mid Cap Growth
Portfolio--Institutional Class .......................    190,938         3.56 to 7.71      814
Janus Aspen Series Balanced
Portfolio--Institutional Class .......................     58,950       10.14 to 10.29      587
Janus Aspen Series Capital Appreciation Portfolio         134,920        5.83 to 10.69      901
Janus Aspen Series Flexible Income
Portfolio--Service Class .............................      6,281       11.43 to 11.62       72
Janus Aspen Series International Growth
Portfolio--Service Class .............................     13,169       10.62 to 10.70      141
Janus Aspen Series Worldwide Growth
Portfolio--Institutional Class .......................    204,216         5.63 to 6.14    1,186
Lord Abbett Bond-Debenture Portfolio--
Class VC .............................................      6,246     $ 12.25 to 12.56    $  77
Lord Abbett Growth and Income Portfolio--Class
VC ...................................................     37,685       10.57 to 10.83      405

                                                                 For the period ended December 31, 2003
                                                       ----------------------------------------------------------
                                                           Investment       Expense Ratio**     Total Return***
                                                             Income            Lowest to           Lowest to
                                                             Ratio*             Highest             Highest
                                                       ----------------- -------------------- -------------------
AIM V.I. Basic Value Fund--Series I (7) .............. 0.06%+                       0.35%+                9.30%
AIM V.I. Financial Services Portfolio ................  0.67                 0.35 to 0.65        28.70 to 29.02
AIM V.I. Health Sciences Portfolio ...................  0.00                         0.65                 27.04
AIM V.I. Mid Cap Core Equity Fund--Series I (8) ......  0.00                         0.35+                 6.80
AIM V.I. Telecommunications Portfolio ................  0.00                         0.65                 33.39
Alger American Balanced Portfolio--Class O ...........  1.62                 0.35 to 0.65        18.33 to 18.63
Alger American Mid Cap Growth Portfolio--
Class O ..............................................  0.00                 0.35 to 0.65        46.86 to 47.32
Dreyfus Socially Responsible Growth
Fund--Initial Class ..................................  0.13                 0.35 to 0.75        25.17 to 25.63
Dreyfus Stock Index Portfolio--Initial Class .........  1.55                 0.35 to 0.75        27.36 to 27.92
Dreyfus IP Small Cap Stock Index
Portfolio--Service Class (9) .........................  0.00                         0.35+                 9.00
EQ/Balanced Portfolio (6) ............................ 16.67+               0.35+ to 0.65+      (2.25) to (2.24)
EQ/Enterprise Capital Appreciation Portfolio .........  0.00                 0.35 to 0.75        32.03 to 32.56
EQ/Enterprise Equity Portfolio .......................  0.00                 0.35 to 0.75        51.73 to 52.27
EQ/Enterprise Emerging Countries Portfolio (6) .......  0.00                         0.65+                (1.88)
EQ/Enterprise Equity Income Portfolio ................  1.57                 0.35 to 0.75        25.79 to 26.18
EQ/Enterprise Growth and Income Portfolio ............  1.09                 0.35 to 0.75        26.66 to 27.15
EQ/Enterprise Growth Portfolio .......................  0.46                 0.35 to 0.75        16.12 to 16.49
EQ/Enterprise Global Socially Responsive
Portfolio ............................................  0.38                 0.35 to 0.65        25.86 to 26.23
EQ/Enterprise High-Yield Portfolio ...................  2.56                 0.35 to 0.75        21.75 to 22.29
EQ/Enterprise International Growth Portfolio .........  0.49                 0.35 to 0.75        29.97 to 30.39
EQ/Enterprise Multi-Cap Growth Portfolio .............  0.00                 0.35 to 0.75        33.63 to 34.04
EQ/Enterprise Mid-Cap Growth Portfolio (6) ...........  0.00                0.35+ to 0.65+      (2.90) to (2.88)
EQ/Enterprise Managed Portfolio ......................  1.19                 0.35 to 0.75        20.09 to 20.52
EQ/Enterprise Small Company Growth Portfolio .........  0.00                 0.35 to 0.75        22.07 to 22.63
EQ/Enterprise Small Company Value Portfolio ..........  0.11                 0.35 to 0.75        36.39 to 37.06
EQ/Enterprise Total Return Portfolio .................  3.06                 0.35 to 0.65          4.91 to 5.26
EQ/Enterprise Worldwide Growth Portfolio (6) .........  0.00                         0.65+                (5.92)
EQ/Enterprise Short Duration Bond Portfolio (1) ......  2.97+                        0.35+                 0.30
EQ/MONY Diversified Portfolio ........................  1.12                         0.60                 29.09
EQ/MONY Equity Growth Portfolio ......................  0.30                         0.60                 30.87
EQ/MONY Equity Income Portfolio ......................  1.79                         0.60                 26.97
EQ/MONY Government Securities Portfolio ..............  2.88                 0.35 to 0.75          0.95 to 1.34
EQ/MONY Intermediate Term Bond Portfolio .............  4.77                 0.35 to 0.75          2.46 to 2.88
EQ/MONY Money Market Portfolio .......................  0.88                 0.35 to 0.75          0.16 to 0.60
EQ/MONY Long Term Bond Portfolio .....................  5.77                 0.35 to 0.75          3.97 to 4.37
Fidelity VIP Growth Portfolio--Service Class .........  0.18                 0.35 to 0.75        31.73 to 32.39
Fidelity VIP II Contrafund Portfolio--Service
Class ................................................  0.33                 0.35 to 0.75        27.37 to 27.84
Fidelity VIP III Growth Opportunities
Portfolio--Service Class .............................  0.56                 0.35 to 0.75        28.65 to 29.27
Franklin Income Securities Fund--Class 2 (2) .........  0.00                         0.35+                 8.50
Franklin Rising Dividends Securities Fund--
Class 2 (3) ..........................................  0.00                         0.35+                 7.30
Franklin Zero Coupon 2010 Fund--Class 2 (4) ..........  0.00                         0.35+                 0.50
Janus Aspen Series Mid Cap Growth
Portfolio--Institutional Class .......................  0.00                 0.35 to 0.75        34.09 to 34.85
Janus Aspen Series Balanced
Portfolio--Institutional Class .......................  2.33                 0.35 to 0.75        13.20 to 13.68
Janus Aspen Series Capital Appreciation Portfolio        .48                 0.35 to 0.65        19.44 to 19.96
Janus Aspen Series Flexible Income
Portfolio--Service Class .............................  4.48                 0.35 to 0.65          5.54 to 5.83
Janus Aspen Series International Growth
Portfolio--Service Class .............................  1.02                 0.35 to 0.65        33.75 to 34.09
Janus Aspen Series Worldwide Growth
Portfolio--Institutional Class .......................  1.15                 0.35 to 0.65        23.19 to 23.54
Lord Abbett Bond-Debenture Portfolio--
Class VC .............................................  5.56%               0.35 to 0.65%       17.27 to 17.56%
Lord Abbett Growth and Income Portfolio--Class
VC ...................................................  1.00                 0.35 to 0.65        30.17 to 30.66

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6.  Financial Highlights (Continued)

                                                                    At December 31, 2003
                                                       -----------------------------------------------
                                                                          Unit Value
                                                           Units           Lowest to       Net Assets
                                                        Outstanding         Highest          (000's)
                                                       ------------- -------------------- ------------
Lord Abbett Mid-Cap Value Portfolio--Class VC ........     29,990     $  11.04 to 12.08       $343
MFS Mid-Cap Growth Portfolio--Initial Class ..........     10,538                  8.85         94
MFS New Discovery Portfolio--Initial Class ...........      9,967         9.76 to 10.43         99
MFS Total Return Portfolio--Initial Class ............     17,184        10.73 to 11.09        190
MFS Utilities Portfolio--Initial Class ...............      4,595                 11.72         54
Oppenheimer Global Securities Portfolio--Service
Class (5) ............................................        301                 11.25          3
Oppenheimer Main Street Portfolio--Service
Class (2) ............................................         86                 10.79          1
PBHG Mid-Cap Portfolio ...............................     22,256        11.26 to 11.54        256
PBHG Select Value Portfolio ..........................      5,871                  9.37         55
PIMCO Global Bond Portfolio--Administrative
Class ................................................      9,312        12.97 to 13.53        123
PIMCO Real Return Portfolio--Administrative
Class ................................................     34,773        11.93 to 12.45        427
PIMCO StocksPLUS Growth and Income
Portfolio--Administrative Class ......................     31,103        10.41 to 10.70        331
UIF Emerging Markets Equity Portfolio--Class I .......      4,277        12.10 to 12.70         54
UIF Global Value Equity Portfolio--Class I ...........      1,988                 10.59         21
UIF U.S. Real Estate Portfolio--Class I ..............     15,443        12.44 to 13.23        197

                                                              For the period ended December 31, 2003
                                                       -----------------------------------------------------
                                                        Investment     Expense Ratio**     Total Return***
                                                          Income          Lowest to           Lowest to
                                                          Ratio*           Highest             Highest
                                                       ------------ -------------------- -------------------
Lord Abbett Mid-Cap Value Portfolio--Class VC ........      0.78%      0.35 to 0.65%      24.04 to 24.41%
MFS Mid-Cap Growth Portfolio--Initial Class ..........      0.00                0.65                36.15
MFS New Discovery Portfolio--Initial Class ...........      0.00        0.35 to 0.65       32.79 to 33.21
MFS Total Return Portfolio--Initial Class ............      1.48        0.35 to 0.65       15.64 to 16.00
MFS Utilities Portfolio--Initial Class ...............      2.35                0.65                35.02
Oppenheimer Global Securities Portfolio--Service
Class (5) ............................................      0.00                0.35+               12.50
Oppenheimer Main Street Portfolio--Service
Class (2) ............................................      0.00                0.35+                7.90
PBHG Mid-Cap Portfolio ...............................      0.00        0.35 to 0.65       33.41 to 33.89
PBHG Select Value Portfolio ..........................      3.01                0.65                17.42
PIMCO Global Bond Portfolio--Administrative
Class ................................................      2.05        0.35 to 0.65       13.70 to 14.07
PIMCO Real Return Portfolio--Administrative
Class ................................................      2.19        0.35 to 0.65         8.17 to 8.45
PIMCO StocksPLUS Growth and Income
Portfolio--Administrative Class ......................      2.33        0.35 to 0.65       29.54 to 29.96
UIF Emerging Markets Equity Portfolio--Class I .......      0.00        0.35 to 0.65       48.71 to 49.20
UIF Global Value Equity Portfolio--Class I ...........      0.00                0.65                28.05
UIF U.S. Real Estate Portfolio--Class I ..............      0.00        0.35 to 0.65       36.67 to 37.00

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the year ended December 31, 2003 or from the commencement of operations of the Subaccount.

+   Annualized.

++  Amounts round to less than one thousand.

(1) For the period November 3, 2003 (commencement of operations) through December 31, 2003.

(2) For the period November 6, 2003 (commencement of operations) through December 31, 2003.

(3) For the period November 20, 2003 (commencement of operations) through December 31, 2003.

(4) For the period November 26, 2003 (commencement of operations) through December 31, 2003.

(5) For the period October 7, 2003 (commencement of operations) through December 31, 2003.

(6) For the period January 1, 2003 through February 28, 2003 (termination of subaccount).

(7) For the period October 20, 2003 (commencement of operations) through December 31, 2003.

(8) For the period October 21, 2003 (commencement of operations) through December 31, 2003.

(9) For the period October 30, 2003 (commencement of operations) through December 31, 2003.

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6.  Financial Highlights (Continued)

    For a unit outstanding throughout the period ended December 31, 2002:

                                                          At December 31, 2002         For the period ended December 31, 2002
                                                   ---------------------------------- ----------------------------------------
                                                                 Unit     Net Assets     Investment    Expense       Total
Strategist Subaccounts                               Units      Values      (000's)    Income Ratio*   Ratio**     Return***
-------------------------------------------------- --------- ----------- ------------ --------------- --------- --------------
EQAT--MONY Funds
EQ/MONY Equity Growth Subaccount .................    1,027    $ 41.76      $   43         0.59 %        0.60%     (23.15)%
EQ/MONY Equity Income Subaccount .................      950      42.35          40         1.70          0.60      (15.65)
EQ/MONY Intermediate Term Bond Subaccount ........      544      28.59          16         2.91          0.60        8.67
EQ/MONY Long Term Bond Subaccount ................      626      36.08          23         3.97          0.60       13.39
EQ/MONY Diversified Subaccount ...................    2,043      35.24          72         2.07          0.60      (16.87)
EQ/MONY Money Market Subaccount ..................      877      20.69          18         1.49          0.60        0.93

MONY Equity Master Subaccounts
-------------------------------------------------------------------------------------------------------------------------------
EQAT--MONY Funds
EQ/MONY Government Securities Subaccount .........   22,488      13.68         308         2.82          0.75        5.80
EQ/MONY Intermediate Term Bond Subaccount ........   13,508      14.21         192         3.32          0.75        8.56
EQ/MONY Long Term Bond Subaccount ................   22,745      15.36         349         4.32          0.75       13.27
EQ/MONY Money Market Subaccount ..................   53,939      12.51         675         1.48          0.75        0.72

EQAT Enterprise Funds
EQ/Enterprise Equity Subaccount ..................  585,851       8.39       4,913         0.00          0.75      (29.91)
EQ/Enterprise Small Company Value Subaccount .....  216,070      19.10       4,127         0.37          0.75      ( 9.91)

For a unit outstanding throughout the period ended December 31, 2002:

                                                           At December 31, 2002         For the period ended December 31, 2002
                                                     --------------------------------- ----------------------------------------
                                                                  Unit     Net Assets     Investment    Expense       Total
MONY Equity Master Subaccounts                         Units     Values      (000's)    Income Ratio*   Ratio**     Return***
---------------------------------------------------- --------- ---------- ------------ --------------- --------- --------------
Dreyfus
Dreyfus Stock Index Subaccount .....................   26,426   $  6.14      $  162          1.42%        0.75%       (22.56)%
Dreyfus Socially Responsible Growth Subaccount .....      154      6.04           1          0.21         0.75        (29.52)

EQAT--Enterprise Funds
EQ/Enterprise Managed Subaccount ...................  652,248     10.60       6,916          0.95         0.75        (21.83)
EQ/Enterprise International Growth Subaccount ......  133,659      7.94       1,061          0.68         0.75        (20.04)
EQ/Enterprise High Yield Bond Subaccount ...........   51,078     12.37         632          8.66         0.75          0.73
EQ/Enterprise Growth Subaccount ....................   33,150      6.45         214          0.41         0.75        (23.76)
EQ/Enterprise Growth and Income Subaccount .........   68,556      6.34         435          1.22         0.75        (26.54)
EQ/Enterprise Capital Appreciation Subaccount ......   15,482      6.12          95          0.00         0.75        (17.52)
EQ/Enterprise Balanced Subaccount ..................      149      8.47           1          2.10         0.75        ( 7.73)
EQ/Enterprise Equity Income Subaccount .............      638      7.91           5          1.66         0.75        (15.40)
EQ/Enterprise Multi-Cap Growth Subaccount ..........    1,337      5.68           8          0.00         0.75        (35.16)
EQ/Enterprise Small Company Growth Subaccount ......    3,613      7.93          29          0.00         0.75        (24.55)
EQ/Enterprise Mid-Cap Growth Subaccount ............    1,874      6.50          12          0.00         0.75        (31.51)
EQ/Enterprise Worldwide Growth Subaccount ..........       57      7.42         426          0.00         0.75        (25.87)
EQ/Enterprise Emerging Countries Subaccount ........        0      0.00           0          0.00         0.75        (21.50)

EQAT--MONY Funds
EQ/MONY Equity Growth Subaccount ...................    1,054     54.34          57          0.00         0.60        (19.79)
EQ/MONY Equity Income Subaccount ...................      815     50.21          41          1.71         0.60        (11.52)
EQ/MONY Intermediate Term Bond Subaccount ..........      295     26.31           8          5.27         0.60          7.87
EQ/MONY Long Term Bond Subaccount ..................      478     31.82          15          5.16         0.60          5.68
EQ/MONY Diversified Subaccount .....................    2,071     42.39          88          1.13         0.60        (15.93)
EQ/MONY Money Market Subaccount ....................    2,246     20.50          46          3.44         0.60          3.17

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ..............................   35,429      5.20         184          0.13         0.75        (30.76)
VIP II Contrafund Subaccount .......................   18,390      7.38         136          0.64         0.75        (10.11)
VIP III Growth Opportunities Subaccount ............      251      7.19           2          0.80         0.75        (22.44)

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6.  Financial Highlights (Continued)

    For a unit outstanding throughout the period ended December 31, 2002:



                                                       At December 31, 2002         For the period ended December 31, 2002
                                                 --------------------------------- ----------------------------------------
                                                              Unit     Net Assets     Investment    Expense       Total
MONY Equity Master Subaccounts                     Units     Values      (000's)    Income Ratio*   Ratio**     Return***
------------------------------------------------ --------- ---------- ------------ --------------- --------- --------------
Janus Aspen Series
Aggressive Growth Subaccount ...................     729    $  5.75       $  4           0.00%        0.75%       (28.48)%
Balanced Subaccount ............................   4,496       9.09         41           4.15         0.75        ( 7.15)
Capital Appreciation Subaccount ................  46,743       5.41        253           0.60         0.75        (16.25)
Worldwide Growth Subaccount ....................  51,123       4.57        234           1.00         0.75        (26.17)


For a unit outstanding throughout the period ended December 31, 2001:


                                                       At December 31, 2001        For the period ended December 31, 2001
                                                 -------------------------------- ----------------------------------------
                                                             Unit     Net Assets     Investment    Expense       Total
Strategist Subaccounts                            Units     Values      (000's)    Income Ratio*   Ratio**     Return***
------------------------------------------------ ------- ----------- ------------ --------------- --------- --------------
EQAT -- MONY Funds
EQ/MONY Equity Growth Subaccount ...............  1,054   $  54.34        $57           0.00%        0.60%       (19.79)%
EQ/MONY Equity Income Subaccount ...............    815      50.21         41           1.71         0.60        (11.52)
EQ/MONY Intermediate Term Bond Subaccount ......    295      26.31          8           5.27         0.60          7.87
EQ/MONY Long Term Bond Subaccount ..............    478      31.82         15           5.16         0.60          5.68
EQ/MONY Diversified Subaccount .................  2,071      42.39         88           1.13         0.60        (15.93)
EQ/MONY Money Market Subaccount ................  2,246      20.50         46           3.44         0.60          3.17

                                                                 At December 31, 2001
                                                         -------------------------------------
                                                                         Unit      Net Assets
MONYEquity Master Subaccounts                                Units      Values      (000's)
-------------------------------------------------------- ------------ ---------- -------------
Dreyfus
Dreyfus Stock Index Subaccount .........................  19,709       $  7.96   $ 157
Dreyfus Socially Responsible Growth Subaccount (6) .....      44          8.57       0+++

EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount ........................ 532,023         11.97   6,370
EQ/Enterprise Small Company Value Subaccount ........... 204,616         21.20   4,339
EQ/Enterprise Managed Subaccount ....................... 631,443         13.56   8,562
EQ/Enterprise International Growth Subaccount .......... 117,820          9.93   1,170
EQ/Enterprise High Yield Bond Subaccount ...............  48,673         12.28     598
EQ/Enterprise Growth Subaccount ........................  28,653          8.46     243
EQ/Enterprise Growth and Income Subaccount .............  65,041          8.63     561
EQ/Enterprise Capital Appreciation Subaccount ..........  11,976          7.42      89
EQ/Enterprise Balanced Subaccount (1) ..................       0++        9.18       0+++
EQ/Enterprise Equity Income Subaccount (2) .............     231          9.35       2
EQ/Enterprise Multi-Cap Growth Subaccount (3) ..........     572          8.76       5
EQ/Enterprise Small Company Growth
Subaccount (4) .........................................     476         10.51       5
EQ/Enterprise Mid-Cap Growth Subaccount (4) ............     379          9.49       4
EQ/Enterprise Worldwide Growth Subaccount (5) ..........       0++       10.01       0+++

EQAT--MONY Funds
EQ/MONY Government Securities Subaccount ...............  16,863         12.93     218
EQ/MONY Intermediate Term Bond Subaccount ..............   9,128         13.09     119
EQ/MONY Long Term Bond Subaccount ......................  21,528         13.56     292
EQ/MONY Money Market Subaccount ........................  40,522         12.42     503

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ..................................  26,701          7.51     200
VIP II Contrafund Subaccount ...........................  13,866          8.21     114
VIP III Growth Opportunities Subaccount (6) ............     199          9.27       2

                                                            For the period ended December 31, 2001
                                                         ---------------------------------------------
                                                            Investment       Expense         Total
MONYEquity Master Subaccounts                              Income Ratio*     Ratio**       Return***
-------------------------------------------------------- ---------------- ------------- --------------
Dreyfus
Dreyfus Stock Index Subaccount .........................     0.51%            0.75%           (12.91)%
Dreyfus Socially Responsible Growth Subaccount (6) .....     0.00+            0.75+           (14.30)

EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount ........................     0.00             0.75            (19.45)
EQ/Enterprise Small Company Value Subaccount ...........     0.26             0.75              4.33
EQ/Enterprise Managed Subaccount .......................     2.19             0.75            (11.83)
EQ/Enterprise International Growth Subaccount ..........     0.68             0.75            (28.41)
EQ/Enterprise High Yield Bond Subaccount ...............     8.85             0.75              5.14
EQ/Enterprise Growth Subaccount ........................     0.48             0.75            (13.23)
EQ/Enterprise Growth and Income Subaccount .............     0.89             0.75            (12.56)
EQ/Enterprise Capital Appreciation Subaccount ..........     0.70             0.75            (19.78)
EQ/Enterprise Balanced Subaccount (1) ..................     4.18+            0.75+            (8.20)
EQ/Enterprise Equity Income Subaccount (2) .............     1.66+            0.75+            (6.50)
EQ/Enterprise Multi-Cap Growth Subaccount (3) ..........     0.00+            0.75+           (12.40)
EQ/Enterprise Small Company Growth
Subaccount (4) .........................................     0.00+            0.75+             5.10
EQ/Enterprise Mid-Cap Growth Subaccount (4) ............     0.00+            0.75+            (5.10)
EQ/Enterprise Worldwide Growth Subaccount (5) ..........     0.00+            0.75+             0.10

EQAT--MONY Funds
EQ/MONY Government Securities Subaccount ...............     4.35             0.75              5.81
EQ/MONY Intermediate Term Bond Subaccount ..............     4.84             0.75              7.74
EQ/MONY Long Term Bond Subaccount ......................     4.92             0.75              5.53
EQ/MONY Money Market Subaccount ........................     3.59             0.75              3.07

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ..................................     0.00             0.75            (18.37)
VIP II Contrafund Subaccount ...........................     0.59             0.75            (13.03)
VIP III Growth Opportunities Subaccount (6) ............     0.00+            0.75+            (7.30)

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)


                                                     At December 31, 2001       For the period ended December 31, 2001
                                                ------------------------------- ---------------------------------------
                                                            Unit    Net Assets     Investment      Expense      Total
MONYEquity Master Subaccounts                     Units    Values     (000's)    Income Ratio*     Ratio**    Return***
----------------------------------------------- --------- -------- ------------ --------------- ------------ ----------
Janus Aspen Series
Aggressive Growth Subaccount (6) ..............      413    8.04         3           0.00+           0.75+      (19.60)
Balanced Subaccount (5) .......................    1,435    9.79        14           4.93+           0.75+       (2.10)
Capital Appreciation Subaccount ...............   39,919    6.46       258           1.34            0.75       (22.36)
Worldwide Growth Subaccount ...................   38,546    6.19       238           0.53            0.75       (23.01)

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

+   Annualized.

++  Amounts round to less than one.

+++ Amounts round to less than one thousand.

(1) For the period May 4, 2001 (commencement of operations) through December 31, 2001.

(2) For the period June 19, 2001 (commencement of operations) through December 31, 2001.

(3) For the period May 18, 2001 (commencement of operations) through December 31, 2001.

(4) For the period August 8, 2001 (commencement of operations) through December 31, 2001.

(5) For the period June 13, 2001 (commencement of operations) through December 31, 2001.

(6) For the period May 15, 2001 (commencement of operations) through December 31, 2001.

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6.  Financial Highlights (Continued)

    For a unit outstanding throughout the period ended December 31, 2002:


                                                            At December 31, 2002
                                                     ----------------------------------
                                                                   Unit     Net Assets
MONY Custom Equity Master Subaccounts                   Units     Values      (000's)
---------------------------------------------------- ---------- ---------- ------------
Alger American Fund
Mid Cap Growth Subaccount (2) ......................    1,148    $  7.64      $     9

Dreyfus
Dreyfus Stock Index Subaccount .....................  119,048       6.34          755
Dreyfus Socially Responsible Growth Subaccount .....   19,929       4.97           99

EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount ....................  132,826       4.82          641
EQ/Enterprise Small Company Value Subaccount .......   38,844      10.00          389
EQ/Enterprise Managed Subaccount ...................   46,292       7.19          333
EQ/Enterprise International Growth Subaccount ......   22,624       5.22          118
EQ/Enterprise High Yield Bond Subaccount ...........   15,634      10.50          164
EQ/Enterprise Growth Subaccount ....................  105,572       6.46          682
EQ/Enterprise Growth and Income Subaccount .........   81,345       6.51          530
EQ/Enterprise Small Company Growth Subaccount ......   42,606       7.36          313
EQ/Enterprise Equity Income Subaccount .............   15,612       7.85          123
EQ/Enterprise Capital Appreciation Subaccount ......   48,771       6.36          310
EQ/Enterprise Multi-Cap Growth Subaccount ..........   83,320       4.16          346
EQ/Enterprise Balanced Subaccount ..................   11,429       8.44           96
EQ/Enterprise Emerging Countries Subaccount ........      537       7.96            4
EQ/Enterprise Worldwide Growth Subaccount ..........    1,298       6.59            9
EQ/Enterprise Mid-Cap Growth Subaccount ............    5,215       5.51           29
EQ/Enterprise Total Return Subaccount (1) ..........       21      10.46            0

EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ..........   11,293      12.37          140
EQ/MONY Long Term Bond Subaccount ..................   12,772      13.21          169
EQ/MONY Government Securities Subaccount ...........   17,384      12.31          214
EQ/MONY Money Market Subaccount ....................   96,370      10.80        1,041

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ..............................   79,727       5.09          406
VIP II Contrafund Subaccount .......................   49,502       7.55          374
VIP III Growth Opportunities Subaccount ............   13,189       6.14           81

Janus Aspen Series
Aggressive Growth Subaccount .......................  141,118       3.18          449
Balanced Subaccount ................................   38,530       8.72          336
Capital Appreciation Subaccount ....................   60,226       5.46          329
Worldwide Growth Subaccount ........................  103,472       4.73          490

Lord Abbett Series Funds
Growth and Income Subaccount (3) ...................    1,005       8.32            8
Mid-Cap Value Subaccount (2) .......................    3,695       8.69           32

PIMCO Variable Insurance Trust
Global Bond Subaccount (3) .........................    1,866      11.33           21
Real Return Subaccount (2) .........................    4,960      11.20           56

The Universal Institutional Funds, Inc.
U.S. Real Estate Subaccount (3) ....................    1,536       9.08           14

                                                        For the period ended December 31, 2002
                                                     ---------------------------------------------
                                                        Investment       Expense         Total
MONY Custom Equity Master Subaccounts                  Income Ratio*     Ratio**       Return***
---------------------------------------------------- ---------------- ------------- --------------
Alger American Fund
Mid Cap Growth Subaccount (2) ......................     0.00%            0.35 %+          (23.60)%

Dreyfus
Dreyfus Stock Index Subaccount .....................     0.92             0.35               (22.78)
Dreyfus Socially Responsible Growth Subaccount .....     0.18             0.35               (29.40)

EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount ....................     0.00             0.35               (29.84)
EQ/Enterprise Small Company Value Subaccount .......     0.26             0.35               ( 9.75)
EQ/Enterprise Managed Subaccount ...................     0.66             0.35               (21.59)
EQ/Enterprise International Growth Subaccount ......     0.46             0.35               (19.94)
EQ/Enterprise High Yield Bond Subaccount ...........     5.40             0.35                 0.96
EQ/Enterprise Growth Subaccount ....................     0.27             0.35               (23.74)
EQ/Enterprise Growth and Income Subaccount .........     0.81             0.35               (26.36)
EQ/Enterprise Small Company Growth Subaccount ......     0.00             0.35               (24.36)
EQ/Enterprise Equity Income Subaccount .............     0.84             0.35               (15.23)
EQ/Enterprise Capital Appreciation Subaccount ......     0.00             0.35               (17.30)
EQ/Enterprise Multi-Cap Growth Subaccount ..........     0.00             0.35               (34.90)
EQ/Enterprise Balanced Subaccount ..................     1.35             0.35               (11.34)
EQ/Enterprise Emerging Countries Subaccount ........     0.13             0.35               (17.17)
EQ/Enterprise Worldwide Growth Subaccount ..........     0.00             0.35               (25.11)
EQ/Enterprise Mid-Cap Growth Subaccount ............     0.00             0.35               (31.38)
EQ/Enterprise Total Return Subaccount (1) ..........     1.92+            0.35+                4.60

EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ..........     2.26             0.35                 8.70
EQ/MONY Long Term Bond Subaccount ..................     2.50             0.35                13.39
EQ/MONY Government Securities Subaccount ...........     1.41             0.35                 5.94
EQ/MONY Money Market Subaccount ....................     0.97             0.35                 0.93

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ..............................     0.08             0.35               (30.56)
VIP II Contrafund Subaccount .......................     0.40             0.35               ( 9.90)
VIP III Growth Opportunities Subaccount ............     0.47             0.35               (22.38)

Janus Aspen Series
Aggressive Growth Subaccount .......................     0.00             0.35               (28.38)
Balanced Subaccount ................................     1.71             0.35               ( 6.94)
Capital Appreciation Subaccount ....................     0.38             0.35               (16.13)
Worldwide Growth Subaccount ........................     0.64             0.35               (25.98)

Lord Abbett Series Funds
Growth and Income Subaccount (3) ...................     0.92+            0.35+              (16.80)
Mid-Cap Value Subaccount (2) .......................     0.77+            0.35+              (13.10)

PIMCO Variable Insurance Trust
Global Bond Subaccount (3) .........................     1.42+            0.35+               13.30
Real Return Subaccount (2) .........................     2.16+            0.35+               12.00

The Universal Institutional Funds, Inc.
U.S. Real Estate Subaccount (3) ....................     4.42+            0.35+               (9.20)

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

For a unit outstanding throughout the period ended December 31, 2001:



                                                            At December 31, 2001
                                                      ---------------------------------
                                                                   Unit     Net Assets
MONY Custom Equity Master Subaccounts                   Units     Values      (000's)
----------------------------------------------------- --------- ---------- ------------
Dreyfus
Dreyfus Stock Index Subaccount ......................   78,584   $  8.21      $   645
Dreyfus Socially Responsible Growth Subaccount ......   11,748      7.04           83

EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount .....................   93,665      6.87          643
EQ/Enterprise Small Company Value Subaccount ........   22,978     11.08          255
EQ/Enterprise Managed Subaccount ....................   31,845      9.17          292
EQ/Enterprise International Growth Subaccount .......   14,206      6.52           93
EQ/Enterprise High Yield Bond Subaccount ............    7,695     10.40           80
EQ/Enterprise Growth Subaccount .....................   70,201      8.47          594
EQ/Enterprise Growth and Income Subaccount ..........   53,806      8.84          476
EQ/Enterprise Small Company Growth Subaccount .......   29,439      9.73          287
EQ/Enterprise Equity Income Subaccount ..............    9,356      9.26           87
EQ/Enterprise Capital Appreciation Subaccount .......   33,465      7.69          257
EQ/Enterprise Multi-Cap Growth Subaccount ...........   60,270      6.39          385
EQ/Enterprise Balanced Subaccount ...................    6,380      9.52           61
EQ/Enterprise Emerging Countries Subaccount (4) .....      169      9.61            2
EQ/Enterprise Worldwide Growth Subaccount (4) .......      463      8.80            4
EQ/Enterprise Mid-Cap Growth Subaccount (4) .........    1,466      8.03           12

EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ...........    5,383     11.38           61
EQ/MONY Long Term Bond Subaccount ...................    5,166     11.65           60
EQ/MONY Government Securities Subaccount ............    7,316     11.62           85
EQ/MONY Money Market Subaccount .....................  121,626     10.70        1,301

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ...............................   57,776      7.33          423
VIP II Contrafund Subaccount ........................   37,789      8.38          317
VIP III Growth Opportunities Subaccount .............    8,012      7.91           63

Janus Aspen Series
Aggressive Growth Subaccount ........................   90,311      4.44          401
Balanced Subaccount .................................   26,527      9.37          249
Capital Appreciation Subaccount .....................   46,253      6.51          301
Worldwide Growth Subaccount .........................   71,160      6.39          455



                                                         For the period ended December 31, 2001
                                                      ---------------------------------------------
                                                         Investment       Expense         Total
MONY Custom Equity Master Subaccounts                   Income Ratio*     Ratio**       Return***
----------------------------------------------------- ---------------- ------------- --------------
Dreyfus
Dreyfus Stock Index Subaccount ......................     1.28%            0.35%              (12.57)%
Dreyfus Socially Responsible Growth Subaccount ......     0.09             0.35               (22.89)
EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount .....................     0.00             0.35               (19.08)
EQ/Enterprise Small Company Value Subaccount ........     0.31             0.35                 4.82
EQ/Enterprise Managed Subaccount ....................     2.72             0.35               (11.49)
EQ/Enterprise International Growth Subaccount .......     0.82             0.35               (28.04)
EQ/Enterprise High Yield Bond Subaccount ............     8.81             0.35                 5.48
EQ/Enterprise Growth Subaccount .....................     0.56             0.35               (12.86)
EQ/Enterprise Growth and Income Subaccount ..........     1.16             0.35               (12.21)
EQ/Enterprise Small Company Growth Subaccount .......     0.00             0.35               ( 4.23)
EQ/Enterprise Equity Income Subaccount ..............     1.30             0.35               (11.05)
EQ/Enterprise Capital Appreciation Subaccount .......     0.74             0.35               (19.39)
EQ/Enterprise Multi-Cap Growth Subaccount ...........     0.00             0.35               (17.34)
EQ/Enterprise Balanced Subaccount ...................     2.07             0.35                (4.13)
EQ/Enterprise Emerging Countries Subaccount (4) .....     0.00+            0.35+               (3.90)
EQ/Enterprise Worldwide Growth Subaccount (4) .......     0.00+            0.35+              (12.00)
EQ/Enterprise Mid-Cap Growth Subaccount (4) .........     0.00+            0.35+              (19.70)
EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ...........     2.71             0.35                 8.17
EQ/MONY Long Term Bond Subaccount ...................     3.22             0.35                 5.91
EQ/MONY Government Securities Subaccount ............     1.52             0.35                 6.22
EQ/MONY Money Market Subaccount .....................     3.02             0.35                 3.48
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ...............................     0.00             0.35               (18.01)
VIP II Contrafund Subaccount ........................     0.51             0.35               (12.62)
VIP III Growth Opportunities Subaccount .............     0.16             0.35               (14.76)
Janus Aspen Series
Aggressive Growth Subaccount ........................     0.00             0.35               (39.76)
Balanced Subaccount .................................     3.19             0.35               ( 5.07)
Capital Appreciation Subaccount .....................     1.41             0.35               (21.94)
Worldwide Growth Subaccount .........................     0.59             0.35               (22.73)

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

+   Annualized

(1) For the period June 12, 2002 (commencement of operations) through December 31, 2002

(2) For the period May 6, 2002 (commencement of operations) through December 31, 2002

(3) For the period May 31, 2002 (commencement of operations) through December 31, 2002

(4) For the period June 8, 2001 (commencement of operations) through December 31, 2001.

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

For a unit outstanding throughout the period ended December 31, 2002:

                                                             At December 31, 2002        For the period ended December 31, 2002
                                                       --------------------------------- ---------------------------------------
                                                                    Unit     Net Assets     Investment    Expense      Total
MONY Variable Universal Life Subaccounts                 Units     Values      (000's)    Income Ratio*   Ratio**    Return***
------------------------------------------------------ --------- ---------- ------------ --------------- --------- -------------
Alger American Fund
Balanced Subaccount (1) ..............................    3,008    $  9.11       $ 27           0.84%        0.65%      ( 8.90)%
Mid Cap Growth Subaccount (2) ........................    5,358       7.57         41           0.00         0.65       (24.30)

EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (3) ...........    2,679       8.53         23           1.88         0.65       (14.70)
EQ/Enterprise Growth and Income Subaccount (4) .......    8,201       7.92         65           2.01         0.65       (20.80)
EQ/Enterprise Growth Subaccount (4) ..................   13,686       8.00        109           0.61         0.65       (20.00)
EQ/Enterprise Global Socially Responsive
Subaccount (4) .......................................    1,385       8.70         12           0.50         0.65       (13.00)
EQ/Enterprise Managed Subaccount (5) .................    1,521       8.35         13           1.58         0.65       (16.50)
EQ/Enterprise Multi-Cap Growth Subaccount (3) ........    3,463       7.03         24           0.00         0.65       (29.70)
EQ/Enterprise Small Company Growth Subaccount (4) ....    6,471       8.05         52           0.00         0.65       (19.50)
EQ/Enterprise Small Company Value Subaccount (4) .....   10,407       9.34         97           0.67         0.65       ( 6.60)
EQ/Enterprise Total Return Bond Subaccount (10) ......    3,459      10.60         37           3.52         0.65         6.00

EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (1) .........    9,287      10.51         98           0.12         0.65         5.10
EQ/MONY Long Term Bond Subaccount (5) ................    4,206      11.09         47           0.05         0.65        10.90
EQ/MONY Money Market Subaccount (8) ..................   78,518      10.08        791           1.42         0.65         0.80

INVESCO Variable Investment Funds
Financial Services Subaccount (4) ....................      925       8.71          8           1.44         0.65       (12.90)
Health Sciences Subaccount (4) .......................    2,467       8.10         20           0.00         0.65       (19.00)
Telecommunications Subaccount (3) ....................    1,132       6.38          7           0.00         0.65       (36.20)

Janus Aspen Series
Capital Appreciation Subaccount (5) ..................    1,990       8.95         18           0.45         0.65       (10.50)
Flexible Income Subaccount (1) .......................    2,536      10.83         27           4.92         0.65         8.30
International Growth Subaccount (1) ..................    6,455       8.00         52           0.97         0.65       (20.00)

Lord Abbett Series Funds
Bond Debenture Subaccount (1) ........................    2,017      10.71         22           3.98         0.65         7.10
Growth and Income Subaccount (6) .....................    7,720       8.11         63           1.31         0.65       (18.90)
Mid-Cap Value Subaccount (7) .........................    3,087       8.90         27           1.52         0.65       (11.00)

MFS Variable Insurance Trust
Mid Cap Growth Subaccount (3) ........................    4,315       6.50         28           0.00         0.65       (35.00)
New Discovery Subaccount (3) .........................    3,522       7.35         26           0.00         0.65       (26.50)
Total Return Subaccount (4) ..........................    6,621       9.59         64           0.51         0.65       ( 4.10)
Utilities Subaccount (3) .............................      967       8.68          8           1.80         0.65       (13.20)

PBHG Insurance Series Fund
Mid-Cap Value Subaccount (4) .........................    7,346       8.65         64           0.00         0.65       (13.50)
Select Value Subaccount (4) ..........................    2,063       7.98         16           1.85         0.65       (20.20)

PIMCO Variable Insurance Trust
Global Bond Subaccount (5) ...........................    2,562      11.90         31           2.68         0.65        19.00
Real Return Subaccount (7) ...........................    5,050      11.51         58           4.48         0.65        15.10
StocksPlus Growth and Income Subaccount (5) ..........   14,127       8.26        117           3.37         0.65       (17.40)

The Universal Institutional Funds, Inc.
Emerging Markets Equity Subaccount (3) ...............    2,063       8.54         18           0.00         0.65       (14.60)
Global Value Equity Subaccount (9) ...................      462       8.27          4           2.47         0.65       (17.30)
U.S. Real Estate Subaccount (2) ......................    4,010       9.68         39           7.04         0.65       ( 3.20)

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6.  Financial Highlights (Continued)

    of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

+    Annualized


(1) For the period February 21, 2002 (commencement of operations) through December 31, 2002

(2) For the period February 26, 2002 (commencement of operations) through December 31, 2002

(3) For the period February 15, 2002 (commencement of operations) through December 31, 2002

(4) For the period February 8, 2002 (commencement of operations) through December 31, 2002

(5) For the period February 22, 2002 (commencement of operations) through December 31, 2002

(6) For the period February 27, 2002 (commencement of operations) through December 31, 2002

(7) For the period March 1, 2002 (commencement of operations) through December 31, 2002

(8) For the period February 6, 2002 (commencement of operations) through December 31, 2002

(9) For the period February 28, 2002 (commencement of operations) through December 31, 2002

(10) For the period March 5, 2002 (commencement of operations) through December 31, 2002

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6.  Financial Highlights (Continued)

    For a unit outstanding throughout the period ended December 31, 2002:



                                                                   At December 31, 2002
                                                              -------------------------------
                                                                         Unit     Net Assets
MONY Survivorship Variable Universal Life Subaccounts          Units    Values      (000's)
------------------------------------------------------------- ------- ---------- ------------
Alger American Fund
Balanced Subaccount (1) .....................................    528   $  9.02        $ 5
Mid-Cap Growth Subaccount (2) ...............................  1,110      7.46          8
EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (3) ..................    816      8.88          7
EQ/Enterprise Growth and Income Subaccount (4) ..............    809      7.91          6
EQ/Enterprise Growth Subaccount (5) .........................    319      9.44          3
EQ/Enterprise Global Socially Responsive Subaccount (2) .....    811      8.31          7
EQ/Enterprise Multi-Cap Growth Subaccount (2) ...............    810      7.27          6
EQ/Enterprise Small Company Growth Subaccount (2) ...........  2,865      7.73         22
EQ/Enterprise Small Company Value Subaccount (1) ............    747      8.5           6
EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (6) ................  1,509     10.46         16
EQ/MONY Long Term Bond Subaccount (8) .......................      0     10.76          0
EQ/MONY Money Market Subaccount .............................  7,843     10.05         79
AIM Variable Insurance Fund
Financial Services Subaccount (2) ...........................    786      8.34          7
Janus Aspen Series
Capital Appreciation Subaccount (2) .........................  1,112      8.74         10
Flexible Income Subaccount (1) ..............................    319     10.98          4
International Growth Subaccount (6) .........................    275      7.92          2
Lord Abbett Series Funds
Bond Debenture Subaccount (7) ...............................     89     10.42          1
Growth and Income Subaccount (1) ............................    708      8.09          6
Mid-Cap Value Subaccount (7) ................................    501      9.71          5
MFS Variable Insurance Trust
New Discovery Subaccount (6) ................................  1,203      7.83          9
Total Return Subaccount (2) .................................    965      9.25          9
The Universal Institutional Funds, Inc.
Emerging Markets Equity Subaccount (2) ......................    874      8.11          7
U.S. Real Estate Subaccount (6) .............................  1,667      9.08         15
PBHG Insurance Series Funds
Mid Cap Value Subaccount (6) ................................  1,672      8.41         14
Select Value Subaccount (8) .................................      0     10.18          0
PIMCO Variable Insurance Trust
Global Bond Subaccount (6) ..................................    456     11.37          5
Real Return Subaccount (1) ..................................  2,219     11.51         26
StocksPlus Growth and Income Subaccount (1) .................  2,168      8.01         17



                                                              For the period ended December 31, 2002
                                                              --------------------------------------
                                                                 Investment      Expense     Total
MONY Survivorship Variable Universal Life Subaccounts          Income Ratio*+   Ratio**+   Return***
------------------------------------------------------------- ---------------- ---------- ----------
Alger American Fund
Balanced Subaccount (1) .....................................    1.46%            0.35%       (9.80)%
Mid-Cap Growth Subaccount (2) ...............................    0.00             0.35       (25.40)
EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (3) ..................    2.55             0.35       (11.20)
EQ/Enterprise Growth and Income Subaccount (4) ..............    2.18             0.35       (20.90)
EQ/Enterprise Growth Subaccount (5) .........................    1.75             0.35       ( 5.60)
EQ/Enterprise Global Socially Responsive Subaccount (2) .....    0.67             0.35       (16.90)
EQ/Enterprise Multi-Cap Growth Subaccount (2) ...............    0.00             0.35       (27.30)
EQ/Enterprise Small Company Growth Subaccount (2) ...........    0.00             0.35       (22.70)
EQ/Enterprise Small Company Value Subaccount (1) ............    0.89             0.35       (15.00)
EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (6) ................    0.00             0.35          4.60
EQ/MONY Long Term Bond Subaccount (8) .......................    0.00             0.35          7.60
EQ/MONY Money Market Subaccount .............................    1.42             0.35          0.50
AIM Variable Insurance Fund
Financial Services Subaccount (2) ...........................    1.16             0.35       (16.60)
Janus Aspen Series
Capital Appreciation Subaccount (2) .........................    0.51             0.35       (12.60)
Flexible Income Subaccount (1) ..............................    3.15             0.35          9.80
International Growth Subaccount (6) .........................    1.19             0.35       (20.80)
Lord Abbett Series Funds
Bond Debenture Subaccount (7) ...............................    6.65             0.35          4.20
Growth and Income Subaccount (1) ............................    1.05             0.35       (19.10)
Mid-Cap Value Subaccount (7) ................................    1.63             0.35       ( 2.90)
MFS Variable Insurance Trust
New Discovery Subaccount (6) ................................    0.00             0.35       (21.70)
Total Return Subaccount (2) .................................    0.00             0.35       ( 7.50)
The Universal Institutional Funds, Inc.
Emerging Markets Equity Subaccount (2) ......................    0.00             0.35       (18.90)
U.S. Real Estate Subaccount (6) .............................    7.60             0.35       ( 9.20)
PBHG Insurance Series Funds
Mid Cap Value Subaccount (6) ................................    0.00             0.35       (15.90)
Select Value Subaccount (8) .................................    0.00             0.35          1.80
PIMCO Variable Insurance Trust
Global Bond Subaccount (6) ..................................    2.73             0.35         13.70
Real Return Subaccount (1) ..................................    3.94             0.35         15.10
StocksPlus Growth and Income Subaccount (1) .................    3.31             0.35       (19.90)

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

**** Commencement of operations

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

+ Annualized


(1) For the period April 3, 2002**** through December 31, 2002


(2) For the period May 2, 2002**** through December 31, 2002


(3) For the period July 5, 2002**** through December 31, 2002


(4) For the period May 5, 2002**** through December 31, 2002


(5) For the period September 10, 2002**** through December 31, 2002


(6) For the period May 29, 2002**** through December 31, 2002


(7) For the period August 21, 2002**** through December 31, 2002


(8) For the period August 5, 2002**** through December 31, 2002

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

For a unit outstanding throughout the period ended December 31, 2002:

                                                                At December 31, 2002
                                                          --------------------------------
                                                                      Unit     Net Assets
MONY Custom Estate Master Subaccounts                       Units    Values      (000's)
--------------------------------------------------------- -------- ---------- ------------
Dreyfus
Dreyfus Stock Index Subaccount ..........................    15,730   $  6.34   $100
Dreyfus Socially Responsible Growth Fund Subaccount .....     3,895      4.76     19
EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount .........................    11,200      5.72     64
EQ/Enterprise Small Company Value Subaccount ............     6,299      9.53     60
EQ/Enterprise Managed Subaccount ........................     2,740      6.97     19
EQ/Enterprise International Growth Subaccount ...........     5,517      4.87     27
EQ/Enterprise High Yield Bond Subaccount ................     1,888     10.23     19
EQ/Enterprise Growth Subaccount .........................    13,466      6.43     87
EQ/Enterprise Growth and Income Subaccount ..............     2,309      6.41     15
EQ/Enterprise Small Company Growth Subaccount ...........     3,764      7.38     28
EQ/Enterprise Equity Income Subaccount ..................     1,808      8.25     15
EQ/Enterprise Capital Appreciation Subaccount ...........     2,933      6.05     18
EQ/Enterprise Multi-Cap Growth Subaccount ...............    10,082      3.76     38
EQ/Enterprise Balanced Subaccount .......................        30      9.35      0++
EQ/Enterprise Mid-Cap Growth Subaccount .................       194      7.28      1
EQ/Enterprise Total Return Subaccount (1) ...............        13     10.45      0++
EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ...............        79     11.46      1
EQ/MONY Long Term Bond Subaccount .......................     1,639     12.79     21
EQ/MONY Government Securities Subaccount ................     1,078     11.06     12
EQ/MONY Money Market Subaccount .........................    64,399     11.00    708
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ...................................    15,240      5.28     81
VIP II Contrafund Subaccount ............................     7,909      7.40     58
VIP III Growth Opportunities Subaccount .................     3,204      5.74     18
Janus Aspen Series
Aggressive Growth Subaccount ............................    14,864      2.64     39
Balanced Subaccount .....................................     5,897      8.92     53
Capital Appreciation Subaccount .........................     9,317      4.86     45
Worldwide Growth Subaccount .............................    16,837      4.97     84
Lord Abbett Series Funds
Growth and Income Subaccount (1) ........................        15      8.56      0++
PIMCO Variable Insurance Trust
Real Return Subaccount (1) ..............................         8     11.00      0++


                                                            For the period ended December 31, 2002
                                                          ------------------------------------------
                                                             Investment     Expense        Total
MONY Custom Estate Master Subaccounts                      Income Ratio*    Ratio**      Return***
--------------------------------------------------------- --------------- ----------- --------------
Dreyfus
Dreyfus Stock Index Subaccount .......................... 1.45%           0.35%            (22.68)%
Dreyfus Socially Responsible Growth Fund Subaccount ..... 0.31            0.35             (29.17)
EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount ......................... 0.00            0.35             (29.64)
EQ/Enterprise Small Company Value Subaccount ............ 0.40            0.35             ( 9.58)
EQ/Enterprise Managed Subaccount ........................ 0.86            0.35             (21.50)
EQ/Enterprise International Growth Subaccount ........... 0.61            0.35             (19.64)
EQ/Enterprise High Yield Bond Subaccount ................ 8.60            0.35               1.09
EQ/Enterprise Growth Subaccount ......................... 0.44            0.35             (23.45)
EQ/Enterprise Growth and Income Subaccount .............. 1.32            0.35             (26.24)
EQ/Enterprise Small Company Growth Subaccount ........... 0.00            0.35             (24.23)
EQ/Enterprise Equity Income Subaccount .................. 1.15            0.35             (15.04)
EQ/Enterprise Capital Appreciation Subaccount ........... 0.00            0.35             (17.24)
EQ/Enterprise Multi-Cap Growth Subaccount ............... 0.00            0.35             (34.84)
EQ/Enterprise Balanced Subaccount ....................... 1.81            0.35             (11.04)
EQ/Enterprise Mid-Cap Growth Subaccount ................. 0.00            0.35             (31.19)
EQ/Enterprise Total Return Subaccount (1) ............... 3.35+           0.35+              4.50
EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ............... 3.33            0.35               8.94
EQ/MONY Long Term Bond Subaccount ....................... 4.58            0.35              13.59
EQ/MONY Government Securities Subaccount ................ 2.68            0.35               6.24
EQ/MONY Money Market Subaccount ......................... 1.48            0.35               1.10
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ................................... 0.12            0.35             (30.53)
VIP II Contrafund Subaccount ............................ 0.70            0.35             ( 9.65)
VIP III Growth Opportunities Subaccount ................. 0.85            0.35             (22.22)
Janus Aspen Series
Aggressive Growth Subaccount ............................ 0.00            0.35             (28.26)
Balanced Subaccount ..................................... 2.80            0.35             ( 6.79)
Capital Appreciation Subaccount ......................... 0.59            0.35             (15.92)
Worldwide Growth Subaccount ............................. 1.04            0.35             (25.71)
Lord Abbett Series Funds
Growth and Income Subaccount (1) ........................ 1.94+           0.35+            (14.40)
PIMCO Variable Insurance Trust
Real Return Subaccount (1) .............................. 2.88+           0.35+             10.00

-----------------------------
+   Annualized

++  Amounts round to less than one thousand

(1) For the period June 17, 2002 (commencement of operations) through December 31, 2002.

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

For a unit outstanding throughout the period ended December 31, 2001:


                                                             At December 31, 2001
                                                       --------------------------------
                                                                   Unit     Net Assets
MONY Custom Estate Master Subaccounts                    Units    Values      (000's)
------------------------------------------------------ -------- ---------- ------------
Dreyfus
Dreyfus Stock Index Subaccount .......................  10,189   $  8.20     $84
Dreyfus Socially Responsible Growth Subaccount . .....   2,190      6.72      15

EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount ......................   6,726      8.13      55
EQ/Enterprise Small Company Value Subaccount .........   4,236     10.54      45
EQ/Enterprise Managed Subaccount .....................   1,617      8.88      14
EQ/Enterprise International Growth Subaccount ........   4,047      6.06      25
EQ/Enterprise High Yield Bond Subaccount .............   1,004     10.12      10
EQ/Enterprise Growth Subaccount ......................   7,125      8.40      60
EQ/Enterprise Growth and Income Subaccount ...........   3,587      8.69      31
EQ/Enterprise Small Company Growth Subaccount ........   2,949      9.74      29
EQ/Enterprise Equity Income Subaccount ...............   1,282      9.71      12
EQ/Enterprise Capital Appreciation Subaccount ........   3,721      7.31      27
EQ/Enterprise Multi-Cap Growth Subaccount ............   9,181      5.77      53
EQ/Enterprise Balanced Subaccount ....................      37     10.51        0++
EQ/Enterprise Mid-Cap Growth Subaccount ..............       1     10.58        0++

EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ............      93     10.52       1
EQ/MONY Long Term Bond Subaccount ....................   1,011     11.26      11
EQ/MONY Government Securities Subaccount .............     434     10.41       5
EQ/MONY Money Market Subaccount ......................  35,225     10.88     383

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ................................   9,189      7.60      70
VIP II Contrafund Subaccount .........................   5,132      8.19      42
VIP III Growth Opportunities Subaccount ..............   2,459      7.38      18

Janus Aspen Series
Aggressive Growth Subaccount .........................   9,449      3.68      35
Balanced Subaccount ..................................   3,671      9.57      35
Capital Appreciation Subaccount ......................   7,623      5.78      44
Worldwide Growth Subaccount ..........................  10,066      6.69      67

                                                         For the period ended December 31, 2001
                                                       ------------------------------------------
                                                          Investment     Expense        Total
MONY Custom Estate Master Subaccounts                   Income Ratio*    Ratio**      Return***
------------------------------------------------------ --------------- ----------- --------------
Dreyfus
Dreyfus Stock Index Subaccount .......................   0.49%            0.35%          (12.49)%
Dreyfus Socially Responsible Growth Subaccount . .....   0.10             0.35           (22.94)

EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount ......................   0.00             0.35           (19.10)
EQ/Enterprise Small Company Value Subaccount .........   0.3.0            0.35             4.88
EQ/Enterprise Managed Subaccount .....................   2.76             0.35           (11.38)
EQ/Enterprise International Growth Subaccount ........   0.71             0.35           (28.11)
EQ/Enterprise High Yield Bond Subaccount .............   8.79             0.35             5.53
EQ/Enterprise Growth Subaccount ......................   0.51             0.35           (12.86)
EQ/Enterprise Growth and Income Subaccount ...........   1.09             0.35           (12.13)
EQ/Enterprise Small Company Growth Subaccount ........   0.00             0.35           ( 4.23)
EQ/Enterprise Equity Income Subaccount ...............   0.81             0.35           (11.08)
EQ/Enterprise Capital Appreciation Subaccount ........   0.72             0.35           (19.40)
EQ/Enterprise Multi-Cap Growth Subaccount ............   0.00             0.35           (17.34)
EQ/Enterprise Balanced Subaccount ....................   2.77+            0.35+            5.10
EQ/Enterprise Mid-Cap Growth Subaccount ..............   0.00+            0.35+            5.80

EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ............   0.00+            0.35+            5.20
EQ/MONY Long Term Bond Subaccount ....................   5.15             0.35             5.93
EQ/MONY Government Securities Subaccount .............   0.60+            0.35+            4.10
EQ/MONY Money Market Subaccount ......................   3.23             0.35             3.52

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ................................   0.00             0.35           (18.02)
VIP II Contrafund Subaccount .........................   0.56             0.35           (12.69)
VIP III Growth Opportunities Subaccount ..............   0.17             0.35           (14.78)

Janus Aspen Series
Aggressive Growth Subaccount .........................   0.00             0.35           (39.67)
Balanced Subaccount ..................................   3.12             0.35            (4.97)
Capital Appreciation Subaccount ......................   1.57             0.35           (22.00)
Worldwide Growth Subaccount ..........................   0.64             0.35           (22.75)

-----------------------------
+    Annualized

++   Amounts round to less than one thousand

* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

MONY
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Concluded)


6. Financial Highlights

       (Concluded)


                                                                                                   Current Annual
                                                                                                       Charge+
                                                                                             --------------------------
Mortality & Expense Risk Charge
Basic charges are assessed through reduction of unit values ..............................           0.35% to 0.75%

Sales Charge
It is a percentage of premium paid in the first 5 years ..................................            Varies by age
                                                                                                         of insured
                                                                                                     on policy date

Loan interest rate spread
It is the difference between the amount of interest charged on loans and the amount of                      $0-$240
interest credited to amounts held in the loan account to secure the loan. It is deducted from the account at or the time of the transaction. It is charged per $1,000
of increase or as a % of the loan amount .................................................               0%-.60% of

                                                                                                        loan amount
Tax Charge
It is a percentage of premium paid
 State and local .........................................................................                     0.8%
 DAC Federal Tax Charge ..................................................................                 0%-1.50%

Premium Sales Charge
A percentage of premium paid that varies by policy based upon number of years or target                    4%-5.45%
premium amount and deducted from premium payment .........................................

Cost of Insurance Charge
Cost of Insurance rate times the net amount of risk at the beginning of the policy month.    Varies by gender, age,
 This charge is assessed through the redemption of units .................................      policy duration and
                                                                                                 underwriting class

Administrative Charge--Monthly
Charge based on specific amount of the policy and is assessed through the redemption of
 units....................................................................................                $5-$31.50

Monthly Expense Charge
A charge deducted depending upon policy during the first 4 policy years or first 15                  Varies by age,
  policy years. This charge is assessed through a redemption of units ....................                gender or
                                                                                                     smoking status

Transfer Charge
A charge imposed on Contract holders who make transfers in excess of amount specified per                        $0
contract and assessed through the redemption of units ....................................

Partial Surrender Charge
To obtain a part of cash value of your policy without having to surrender the policy in                     $10-$25
full and assessed through the redemption of units ........................................

Sales Fund Charge
It is a percentage of premium paid .......................................................                   0%-75%

Administrative Fund Charge
This charge is deducted over a period of 14 years, and varies per $1,000 of the specified               $2.50-$5.00
amount and issue age. The charge is deducted from the fund value .........................

Illustration Projection Report Charge
The charge may be deducted upon notification for a report requested in the first policy                      $0-$25
anniversary that will project future benefits and values under the policy ................

Surrender charge
This charge is assessed against Fund Value and is imposed upon full surrender of the
Policy. It is based on a factor per $1000 of Initial Specified Amount (or on an increase in specified amount). It factors per $1000 vary by issue age, gender and risk class.

Optional Insurance Benefits Charges
These are charges for optional riders elected and are determined in accordance with the specific terms of the relevant rider.

+ Higher charges may be permitted under the contract.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of MONY Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statement of operations, of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company and Subsidiaries (the "Company") (Successor Company) at December 31, 2004 and the results of its operations and its cash flows for the period from July 1, 2004 through December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York


April 22, 2005


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of MONY Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of operations, of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company and Subsidiaries (the "Company") (Predecessor Company) at December 31, 2003, and the results of its operations and its cash flows for the period from January 1, 2004 through June 30, 2004 and for each of the years in the two year period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 3 to the consolidated financial statements, in 2004 the Company changed its method of accounting for variable interest entities and certain nontraditional long-duration contracts and for Separate Accounts, and in 2002 changed its method of accounting for intangibles and long-lived assets.

/s/ PricewaterhouseCoopers LLP
New York, New York

April 22, 2005

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                 BALANCE SHEETS

                                                                                                DECEMBER 31,     December 31,
                                                                                                    2004             2003
                                                                                                    ----             ----
                                                                                                 (SUCCESSOR)     (PREDECESSOR)
                                                                                                        (IN MILLIONS)

ASSETS
Investments:
   Fixed maturities available for sale, at estimated fair value.............................    $      8,380.0   $      8,474.6
   Mortgage loans on real estate............................................................           1,777.9          1,782.4
   Policy loans.............................................................................           1,136.6          1,180.0
   Real estate held for the production of income............................................             147.9            174.1
   Other invested assets....................................................................             477.7            351.2
                                                                                                --------------   --------------
          Total investments.................................................................          11,920.1         11,962.3
                                                                                                --------------   --------------
Cash and cash equivalents...................................................................             508.0            376.0
Accrued investment income...................................................................             161.2            204.4
Amounts due from reinsurers.................................................................             796.0            533.3
Deferred policy acquisition costs...........................................................              71.0          1,325.4
Goodwill and other intangible assets, net...................................................             137.3             19.3
Value of business acquired..................................................................             764.8             --
Income taxes receivable.....................................................................              80.0             --
Other assets................................................................................             311.7            522.9
Separate Accounts' assets...................................................................           4,852.3          4,854.9
                                                                                                --------------   --------------

TOTAL ASSETS   .............................................................................    $     19,602.4   $     19,798.5
                                                                                                ===============  ==============

LIABILITIES
Future policy benefits......................................................................    $      8,338.4   $      8,041.5
Policyholders' account balances.............................................................           3,459.3          3,265.8
Other policyholders' liabilities............................................................             227.2            268.0
Other liabilities...........................................................................           1,004.2            793.8
Long-term debt..............................................................................             216.9            216.9
Income taxes payable........................................................................               -              321.6
Separate Accounts' liabilities..............................................................           4,852.3          4,851.9
                                                                                                --------------   --------------
       Total liabilities....................................................................          18,098.3         17,759.5
                                                                                                --------------   --------------

Commitments and contingencies (Notes 14, 17, 18, 19 and 20)

SHAREHOLDER'S EQUITY
Common stock, $1.00 par value; 2.5 million shares authorized, 2.5 million issued and
   outstanding..............................................................................               2.5              2.5
Capital in excess of par value..............................................................           1,868.6          1,796.7
(Accumulated deficit)/retained earnings.....................................................            (407.1)           169.0
Accumulated other comprehensive income......................................................              40.1             70.8
                                                                                                --------------   --------------
       Total shareholder's equity...........................................................           1,504.1          2,039.0
                                                                                                --------------   --------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................................    $     19,602.4   $     19,798.5
                                                                                                ==============   ==============


                 See Notes to Consolidated financial statements.

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            STATEMENTS OF OPERATIONS

                                                                      SIX MONTHS      SIX MONTHS         Year             Year
                                                                        ENDED           ENDED            Ended           Ended
                                                                     DECEMBER 31,      JUNE 30,       December 31,    December 31,
                                                                         2004            2004            2003             2002
                                                                         ----            ----            ----             ----
                                                                     (SUCCESSOR)    (PREDECESSOR)   (PREDECESSOR)    (PREDECESSOR)
                                                                                            (IN MILLIONS)

REVENUES:
Premiums...........................................................   $   369.3     $     346.9     $       723.7      $    705.4
Universal life and investment-type product policy fee income.......       101.8           107.5             210.9           200.5
Net investment income..............................................       307.7           351.7             724.2           725.4
Investment gains (losses), net.....................................        14.4            (5.1)             46.4          (151.1)
Group Pension Profits..............................................         -               -                 -              82.3
Commissions, fees and other income.................................       113.5           106.2             208.1           154.3
                                                                     ----------    ------------    --------------     -----------
                                                                          906.7           907.2           1,913.3         1,716.8
                                                                     ----------    ------------    --------------     -----------
BENEFITS AND EXPENSES:
Policyholders' benefits............................................       422.9           400.2             841.5           803.1
Interest credited to policyholders' account balances...............        73.6            77.5             139.4           119.3
Commissions........................................................       107.7           106.1             200.5           169.4
Amortization of deferred sales commissions.........................         5.3             6.4              13.3            13.1
Interest expense...................................................         9.5             9.5              19.1            20.6
Amortization of deferred policy acquisition costs..................         4.9            68.3             120.0           156.1
Capitalization of deferred policy acquisition costs ...............      (100.2)         (113.7)           (233.7)         (213.1)
Amortization of value of business acquired.........................        57.3            --                --              --
Amortization of other intangible assets............................         2.4             1.5               3.1             3.3
Impairment of goodwill.............................................       425.8            --                --              --
Dividends to policyholders.........................................        85.6            96.6             224.3           188.0
Other operating costs and expenses.................................       205.6           285.9             515.0           466.1
                                                                     ----------    ------------    --------------     -----------
                                                                        1,300.4           938.3           1,842.5         1,725.9
                                                                     ----------    ------------    --------------     -----------
(Loss)/earnings from continuing operations before income taxes.....      (393.7)          (31.1)             70.8            (9.1)
Income tax (expense)/benefit.......................................       (13.4)            9.3             (20.5)            6.0
                                                                     ----------    ------------    --------------     -----------
Net (loss)/earnings from continuing operations.....................      (407.1)          (21.8)             50.3            (3.1)
Earnings/(loss) from real estate to be disposed of, net of taxes...        --              --                 5.9            (2.5)
Cumulative effect on prior periods of the adoption of
  SOP 03-1, net of taxes...........................................        --               4.0              --              --
                                                                     ----------    ------------    --------------     -----------
Net (Loss)/Earnings................................................  $   (407.1)   $      (17.8)   $         56.2     $      (5.6)
                                                                     ==========    ============    ==============     ===========



                 See Notes to Consolidated financial statements.

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       STATEMENTS OF SHAREHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                                        (ACCUMULATED    ACCUMULATED
                                                                             CAPITAL       DEFICIT)/       OTHER          TOTAL
                                                                  COMMON    IN EXCESS      RETAINED    COMPREHENSIVE  SHAREHOLDER'S
                                                                  STOCK       OF PAR       EARNINGS    INCOME/(LOSS)     EQUITY
                                                                  -----       ------      ----------   -------------     ------
                                                                                         (IN MILLIONS)

PREDECESSOR BALANCE, DECEMBER 31, 2001.....................  $      2.5   $   1,628.6   $     233.4      $      38.1   $  1,902.6
Dividends..................................................                                   (90.0)                        (90.0)
Capital contributions......................................                     125.0                                       125.0
Comprehensive income:
      Net loss.............................................                                    (5.6)                         (5.6)
      Other comprehensive income...........................                                                     43.8         43.8
      Minimum pension liability............................                                                     (1.9)        (1.9)
                                                             ----------   -----------   -----------      -----------   ----------
            Comprehensive income...........................                                                                  36.3
                                                             ----------   -----------   -----------      -----------   ----------
PREDECESSOR BALANCE, DECEMBER 31, 2002.....................         2.5       1,753.6         137.8             80.0      1,973.9
Unamortized restricted stock compensation..................                       3.1                                         3.1
Dividends..................................................                                   (25.0)                        (25.0)
Capital contributions......................................                      40.0                                        40.0
Comprehensive income:
      Net earnings.........................................                                    56.2                          56.2
      Other comprehensive loss.............................                                                    (10.4)       (10.4)
      Minimum pension liability............................                                                      1.2          1.2
                                                             ----------   -----------   -----------      -----------   ----------
            Comprehensive income...........................                                                                  47.0
                                                             ----------   -----------   -----------      -----------   ----------
PREDECESSOR BALANCE, DECEMBER 31, 2003.....................         2.5       1,796.7         169.0             70.8      2,039.0
Unamortized restricted stock compensation..................                       1.3                                         1.3
Comprehensive loss:

      Net loss.............................................                                   (17.8)                        (17.8)
      Other comprehensive loss.............................                                                    (49.0)       (49.0)
      Minimum pension liability............................                                                      1.4          1.4
                                                             ----------   -----------   -----------      -----------   ----------
            Comprehensive loss.............................                                                                 (65.4)
                                                             ----------   -----------   -----------      -----------   ----------
PREDECESSOR BALANCE, JUNE 30, 2004.........................         2.5       1,798.0         151.2             23.2      1,974.9
Effect of push-down accounting of AXA Financial's
   purchase price on the Company's net assets..............        --          (171.4)       (151.2)           (23.2)      (345.8)
                                                             ----------   -----------   -----------      -----------   ----------
SUCCESSOR BALANCE, JULY 1, 2004............................         2.5       1,626.6          --               --        1,629.1
Capital contributions......................................                     275.0                                       275.0
Dividends..................................................                     (33.0)                                      (33.0)
Comprehensive income:

      Net loss.............................................                                  (407.1)                       (407.1)
      Other comprehensive income...........................                                                     40.1         40.1
                                                             ----------   -----------   -----------      -----------   ----------
            Comprehensive loss.............................                                                                (367.0)
                                                             ----------   -----------  ------------      -----------   ----------
SUCCESSOR BALANCE, DECEMBER 31, 2004.......................  $      2.5   $   1,868.6  $     (407.1)     $      40.1   $  1,504.1
                                                             ==========   ===========  ============      ===========   ==========


                 See Notes to Consolidated financial statements.

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            STATEMENTS OF CASH FLOWS

                                                                          SIX MONTHS     SIX MONTHS        Year            Year
                                                                             ENDED          ENDED          Ended          Ended
                                                                          DECEMBER 31,     JUNE 30,      December 31,   December 31,
                                                                              2004          2004           2003            2002
                                                                              ----          ----           ----            ----
                                                                          (SUCCESSOR)     (PREDECESSOR) (PREDECESSOR)  (PREDECESSOR)
                                                                                                 (IN MILLIONS)

Net (loss)/earnings.....................................................  $  (407.1)      $   (17.8)      $    56.2      $    (5.6)
  Adjustments to reconcile net (loss)/earnings to net cash used in operating activities:
     Interest credited to policyholders' account balances...............       66.2            71.5           119.7          103.1
     Universal life and investment-type product policy fee income.......      (65.2)          (64.0)         (117.2)        (112.4)
     Change in accrued investment income................................        9.5            35.3            (0.4)         (11.1)
     Investment (gains)/losses..........................................      (14.4)            5.1           (46.4)         151.1
     Change in deferred policy acquisition costs and VOBA...............      (38.0)          (48.2)         (113.7)         (57.0)
     Change in future policy benefits...................................       54.7            26.4            91.6           79.9
     Change in other policyholders' liabilities.........................      (13.2)           (6.7)          (21.3)           8.1
     Change in property and equipment...................................       (1.9)           (9.6)          (24.3)         (25.5)
     Amortization of deferred sales commissions.........................        5.3             6.4            13.3           13.1
     Other depreciation and amortization................................        7.5             9.0            19.3           20.0
     Amortization of other intangible assets............................        2.4             1.5             3.1            3.3
     Impairment of goodwill.............................................      425.8             --              --             --
     Cumulative effect of the adoption of SOP 03-1......................        --             (6.2)            --             --
     Loss on discontinued real estate operations........................        --              --             (9.0)           3.9
     Other, net.........................................................      (75.6)           80.1           133.1         (117.3)
                                                                          ---------       ---------       ---------      ---------

Net cash (used in)/provided by operating activities.....................      (44.0)           82.8           104.0           53.6
                                                                          ---------       ---------       ---------      ---------

Cash flows from investing activities:
   Sales, maturities or repayments of:
      Fixed maturity securities.........................................    1,296.5         1,193.2         1,864.8        1,161.3
      Mortgage loans on real estate.....................................      313.0           165.4           538.8          423.2
      Other invested assets.............................................       37.2            62.5           132.5           50.4
   Acquisitions of investments:
      Fixed maturity securities.........................................   (1,967.5)         (741.7)       (2,499.4)      (1,722.7)
      Mortgage loans on real estate.....................................     (141.8)         (279.6)         (423.5)        (503.4)
      Other invested assets.............................................      (43.1)          (46.0)          (96.1)         (47.0)
      Policy loans, net.................................................       26.0            17.3            32.6           16.4
                                                                          ---------       ---------       ---------      ---------

Net cash (used in)/provided by investing activities.....................     (479.7)          371.1          (450.3)        (621.8)
                                                                          ---------       ---------       ---------      ---------

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            STATEMENTS OF CASH FLOWS
                                   (CONTINUED)

                                                                          SIX MONTHS      SIX MONTHS        Year            Year
                                                                            ENDED           ENDED           Ended          Ended
                                                                         DECEMBER 31,      JUNE 30,      December 31,   December 31,
                                                                             2004           2004           2003            2002
                                                                             ----           ----           ----            ----
                                                                        (SUCCESSOR)    (PREDECESSOR)   (PREDECESSOR)   (PREDECESSOR)
                                                                                                (IN MILLIONS)
Cash flows from financing activities:
   Policyholders' account balances:
      Deposits.........................................................      372.3           578.2         1,219.6        1,179.2
      Withdrawals and transfers to Separate Accounts...................     (332.2)         (425.1)         (736.0)        (727.3)
   Proceeds of demand note payable to affiliate........................        -               -               -            121.0
   Repayment of demand note payable to affiliate.......................        -               -               -           (121.0)
   Payment to AXA Bermuda relating to co-insurance agreement...........       (8.4)            -               -              -
   Capital contribution................................................       50.0             -              40.0          125.0
   Dividends paid to shareholder.......................................      (33.0)            -             (25.0)         (90.0)
                                                                         ---------       ---------       ---------      ---------

Net cash provided by financing activities..............................       48.7           153.1           498.6          486.9
                                                                         ---------       ---------       ---------      ---------

Net (decrease)/increase in cash and cash equivalents...................     (475.0)          607.0           152.3          (81.3)
Cash and cash equivalents, beginning of period.........................      983.0           376.0           223.7          305.0
                                                                         ---------       ---------       ---------      ---------

Cash and Cash Equivalents, End of Period............................... $    508.0       $   983.0       $   376.0      $   223.7
                                                                        ==========       =========       =========      =========

Supplemental cash flow information:
  Interest Paid........................................................ $      9.5       $     9.5       $    19.4      $    19.4
                                                                        ==========       =========       =========      =========
  Income Taxes (Refunded) Paid......................................... $    (39.0)      $     --        $    30.6      $   (27.5)
                                                                        ==========       =========       =========      =========
Schedule of non-cash financing activities:
  Capital contribution of Alliance units from AXA Financial............ $    225.0       $     --        $     --       $     --
                                                                        ==========       =========       =========      =========
  Transfer of bonds to AXA Bermuda relating to co-insurance agreement
   (Note 15)........................................................... $    (91.6)      $     --        $     --       $     --
                                                                        ==========       =========       =========      =========



                 See Notes to Consolidated financial statements.

                  MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1.    ORGANIZATION

      MONY Life Insurance Company ("MONY Life", and, collectively with its consolidated subsidiaries "the Company"), provides life insurance, annuities, corporate-owned and bank-owned life insurance ("COLI and BOLI"), mutual funds, securities brokerage and securities trading. MONY Life is a wholly-owned subsidiary of MONY Holdings, LLC ("MONY Holdings"), which is a downstream holding company of AXA Financial, Inc. ("the Holding Company", and, together with its consolidated subsidiaries "AXA Financial") as a result of the acquisition of The MONY Group Inc. ("MONY") by the Holding Company.

      MONY Life's direct and indirect wholly-owned operating subsidiaries include: (i) MONY Life Insurance Company of America ("MLOA"), an Arizona domiciled life insurance company, (ii) Enterprise Capital Management ("Enterprise"), a distributor of both proprietary and non-proprietary mutual funds, (iii) U.S. Financial Life Insurance Company ("USFL"), an Ohio domiciled insurer underwriting specialty risk life insurance business, (iv) MONY Securities Corporation ("MSC"), a registered securities broker-dealer and investment advisor whose products and services are distributed through MONY Life's career agency sales force as well as through a network of accounting professionals, and (v) MONY Brokerage, Inc. ("MBI"), a licensed insurance broker, which principally provides MONY Life's career agency sales force with access to life, annuity, small group health, and specialty insurance products written by other insurance companies so they can meet the insurance and investment needs of their customers.

2.    MERGER OF MONY WITH AXA FINANCIAL

      On July 8, 2004, the acquisition of MONY by the Holding Company was completed and, under the terms of the related merger agreement, the Holding Company paid or made provisions to pay MONY shareholders approximately $1.5 billion in cash, representing $31.00 for each share of MONY's common stock. MONY shareholders also received a dividend from MONY totaling $0.34755 per share.

      The acquisition was accounted for using the purchase method under Statement of Financial Accounting Standards (SFAS) No. 141, "Business Combinations", and SFAS No. 142, "Goodwill and Other Intangible Assets". In connection with the acquisition, the Company adjusted the cost basis of its assets and liabilities to fair value on the acquisition date (the "Purchase Adjustments"). AXA Financial is in the process of completing the valuations of a portion of the assets acquired and liabilities assumed; thus, the allocation of the purchase price is subject to refinement. References in these consolidated financial statements to "Predecessor" refer to the Company prior to July 1, 2004. References to "Successor" refer to the Company on and after July 1, 2004, after giving effect to the implementation of the Purchase Adjustments. For accounting purposes (due to convenience and immateriality of the results of MONY and its subsidiaries from July 1 through July 8), the Holding Company has consolidated MONY and its subsidiaries and reflected its results from July 1, 2004 in its consolidated Statements of Earnings and consolidated Cash Flows. The Company's activity for the period from July 1, 2004 through July 8, 2004 is therefore included in the Successor's consolidated statement of operations and excluded from the Predecessor's consolidated statement of operations. The Predecessor's consolidated statement of operations is presented using the Company's historical basis of accounting. In addition, as a result of the acquisition of MONY by the Holding Company the Company's operations are managed in one reportable segment and all predecessor period reporting segments have been combined for presentation purposes.

      The determination of the Purchase Adjustments relating to investments reflects management's reliance on independent price quotes where available. Other Purchase Adjustments required significant management estimates and assumptions. The Purchase Adjustments related to Value of Business Acquired ("VOBA") and liabilities, including policyholder reserves, required management to exercise judgment to assess the value of these items. The Company's Purchase Adjustments resulted in a revalued balance sheet, which may result in future earnings trends which differ significantly from historical trends. The Company does not anticipate any material impact on its liquidity, or its ability to pay policyholders claims, arising out of the purchase accounting process related to the merger.

      Goodwill of $425.8 million was recorded as a result of the acquisition, none of which is expected to be deductible for tax purposes. In addition to goodwill, intangible assets of $1,013.7 million were recorded as a result of the acquisition. Intangible assets subject to amortization include the following:

                                                                FAIR VALUE ASSIGNED
                                                                 AS OF JULY 1, 2004         AMORTIZATION RANGE
                                                               -----------------------    -----------------------
                                                                    (IN MILLIONS)

      VOBA...............................................      $        868.8                    10-30 years
      Insurance distribution network.....................                64.0                    10-20 years
      Mutual fund distribution fees......................                20.9                      5-6 years

      In addition, mutual fund investment management contracts were assigned a fair value of $60.0 million as of July 1, 2004, which is not subject to amortization.

      Included in the Company's Purchase Adjustments were liabilities for change in control and other employee agreements of $139.3 million, severance of $32.9 million, $88.7 million for vacating certain leases and $23.2 million for the future settlement of other miscellaneous contractual obligations. During 2004, total payments made related to these liabilities totaled $145.5 million. In addition, the Purchase Adjustments included write-offs of $45.6 million related to capitalized software and furniture, fixtures and equipment.

3)    SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION
      -----------------------------------------------------

      The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities, at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

      The accompanying consolidated financial statements include the accounts of MONY Life; those of its subsidiaries engaged in insurance related businesses; other subsidiaries, principally Enterprise, MSC and MBI; and those partnerships and joint ventures in which the Company has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

      All significant intercompany transactions and balances have been eliminated in consolidation. The terms "six months ended December 31, 2004" and "six months ended June 30, 2004" refer to the 2004 Successor and Predecessor periods, respectively. The terms "full year 2003" and "full year 2002" refer to the years ended December 31, 2003 and 2002, respectively.

      In second quarter 2004, the Company recorded adjustments principally related to prior quarters' calculations of reinsurance reserve credits and interest credited on certain life insurance and annuity products. The effect of these adjustments was to increase the Predecessor's net loss for the six months ended June 30, 2004 by $19.7 million.

      Certain reclassifications have been made in the prior period amounts to conform to the current presentation.

      CLOSED BLOCK
      ------------

      As a result of demutualization, the Closed Block was established in 1998 by the Company for the benefit of certain individuals' participating policies in force as of the date of demutualization. Assets, liabilities and earnings of the Closed Block are specifically identified to support its own participating policyholders.

      Assets allocated to the Closed Block inure solely to the benefit of the Closed Block's policyholders and will not revert to the benefit of MONY Life. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company's General Account, any of its Separate Accounts or any affiliate of the Company without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block that would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

      ACCOUNTING CHANGES
      ------------------
      Effective January 1, 2004, the Company adopted SOP 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". SOP 03-1 required a change in the Company's accounting policies relating to (a) assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts issued by the Company, and (b) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and interest-sensitive life policies.

      The adoption of SOP 03-1 resulted in a change in the method of determining liabilities associated with the no lapse guarantee feature contained in variable and interest-sensitive life contracts. While both the Company's previous method of establishing the no lapse guarantee reserve and the SOP 03-1 method are based on accumulation of a portion of the charges for the no lapse guarantee feature, SOP 03-1 specifies a different approach for identifying the portion of the fee to be accrued and establishing the related reserve.

      The adoption of SOP 03-1 as of January 1, 2004 resulted in a decrease in the six months ended June 30, 2004 (Predecessor) net loss of $4.0 million related to the cumulative effect of the required changes in accounting. The determination of liabilities associated with mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

      NEW ACCOUNTING PRONOUNCEMENTS
      -----------------------------

      On December 16, 2004, the FASB issued SFAS Statement No. 123(R), "Share-Based Payment". SFAS Statement No. 123(R) eliminates the alternative to apply the intrinsic value method of accounting for employee stock-based compensation awards that was provided in FASB Statement No. 123, "Accounting for Stock-Based Compensation" ("SFAS No. 123") as originally issued. SFAS No. 123(R) requires the cost of all share-based payments to employees, including stock options, stock appreciation rights, and most tax-qualified employee stock purchase plans, to be recognized in the consolidated financial statements based on the fair value of those awards. Under SFAS No. 123(R) the cost of equity-settled awards generally is based on fair value at date of grant, adjusted for subsequent modifications of terms or conditions, while cash-settled awards require remeasurement of fair value at the end of each reporting period. SFAS No. 123(R) does not prescribe or specify a preference for a particular valuation technique or model for estimating the fair value of employee stock options and similar awards but instead requires consideration of certain factors in selecting one that is appropriate for the unique substantive characteristics of the instruments awarded. SFAS No. 123(R) is effective as of the first annual reporting period beginning after June 15, 2005 and generally requires adoption using a modified version of prospective application. Under "modified prospective" application, SFAS No. 123(R) applies to new awards granted and to awards modified, repurchased, or cancelled after the required effective date. Additionally, compensation cost for unvested awards outstanding as of the required effective date must be recognized prospectively over the remaining requisite service/vesting period based on the fair values of those awards as already calculated under SFAS No. 123. Entities may further elect to apply SFAS No. 123(R) on a "modified retrospective" basis to give effect to the fair value based method of accounting for awards granted, modified, or settled in cash in earlier periods. The cumulative effect of initial application, if any, is recognized as of the required effective date.

      As more fully described in Note 14, MONY Life and AXA Financial elected under SFAS No. 123 to continue to account for stock-based compensation using the intrinsic value method and instead to provide only pro-forma disclosure of the effect on net earnings from applying the fair value based method. Effective with the date of acquisition, the Company is charged for services including personnel services and employee benefits provided by AXA Equitable Life Insurance Company ("AXA Equitable") employees on the Company's behalf. Consequently, adoption of SFAS No. 123(R) would be expected to result in recognition of compensation expense for certain types of AXA Financial's equity-settled awards, such as options to purchase AXA ADRs, for which no cost previously would have been charged to net earnings under the intrinsic value method. Similarly, certain types of AXA Financial's cash-settled awards, such as stock appreciation rights, may be expected to result either in different amounts of compensation expense or different patterns of expense recognition under SFAS No. 123(R) as compared to the intrinsic value method. Management of AXA Financial currently is assessing the impact of adoption of SFAS No. 123(R), including measurement and reporting of related income tax effects, selection of an appropriate valuation model and determination of assumptions, as well as consideration of plan design issues.

      On May 19, 2004, the FASB approved the issuance of FASB Staff Position ("FSP") No. 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003", effective for the first interim or annual period beginning after June 15, 2004. FSP 106-2 provides guidance on the accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("MMA") for employers that sponsor postretirement health care plans that provide prescription drug benefits. MMA introduced a new prescription drug benefit under Medicare that will go into effect in 2006 and also includes a Federal subsidy payable to plan sponsors equal to 28% of certain prescription drug benefits payable to Medicare-eligible retirees. The subsidy only is available to an employer that sponsors a retiree medical plan that includes a prescription drug benefit that is at least as valuable as (i.e., actuarially equivalent to) the new Medicare coverage. The subsidy is not subject to Federal income tax.

      Clarifying regulations are expected to be issued by the Centers for Medicare and Medicaid Services to address the interpretation and determination of actuarial equivalency under MMA. In accordance with the provisions of FSP 106-2, management and its actuarial advisors will re-evaluate actuarial equivalency as new information about its interpretation or determination become available. Management and its actuarial advisors have not as yet been able to conclude whether the prescription drug benefits provided under AXA Financial's and the Company's retiree medical plans are actuarially equivalent to the new Medicare prescription drug benefits for 2006 and future years. Consequently, measurements of the accumulated postretirement benefit obligation and net periodic postretirement benefit cost for these plans at and for the six months ended December 31, 2004 do not reflect any amount associated with enactment of MMA, including the subsidy.

      INVESTMENTS
      -----------

      The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

      Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

      Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

      Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

      Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

      Real estate investments meeting the following criteria are classified as real estate held-for-sale:

         o Management having the authority to approve the action commits the organization to a plan to sell the property.

         o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.

         o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

         o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.

         o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

         o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

      Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

      Valuation allowances are netted against the asset categories to which they apply.

      Policy loans are stated at unpaid principal balances.

      Partnerships and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN No. 46(R) requirements for consolidation are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN No. 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

      Equity securities include common stock classified as available for sale securities, and are carried at estimated fair value. Equity securities are included in other invested assets.

      Units held in Alliance Capital Management L.P. ("Alliance"), an affiliate, are carried on the equity method and reported in other invested assets.

      Short-term investments are stated at amortized cost that approximates fair value and are included with other invested assets.

      Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

      All securities owned including United States government and agency securities and mortgage-backed securities are recorded in the consolidated financial statements on a trade date basis.

      NET INVESTMENT INCOME, INVESTMENT GAINS (LOSSES), NET AND UNREALIZED INVESTMENT GAINS (LOSSES)
      --------------------------------------------------------------------

      Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

      Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to Closed Block policyholder dividend obligation, deferred policy acquisition costs ("DAC") and VOBA related to universal life and investment-type products and participating traditional life contracts.

      RECOGNITION OF INSURANCE INCOME AND RELATED EXPENSES
      ----------------------------------------------------

      Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

      Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

      For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

      Premiums from individual health contracts are recognized as income over the period to which the premiums related in proportion to the amount of reinsurance protection provided.

      DAC AND VOBA
      ------------

      Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

      VOBA, which is established in accordance with business combination purchase accounting guidance, is based on the present value of future profits embedded in the acquired contracts. VOBA is determined by estimating the net present value of future cash flows expected to result from contracts in force at the date of the transaction. Future positive cash flows include investment spreads, and fees and other charges assessed to the contracts for as long as they remain in force, while future negative cash flows include costs to administer the contracts and taxes. Contract balances, from which the cash flows arise, are projected using assumptions for add-on deposits, participant withdrawals, contract surrenders, and investment returns. VOBA is further explicitly adjusted to reflect the cost associated with the capital invested in the business. VOBA will be amortized over the expected life of the contracts (approximately 10-30 years) according to the type of contract involved using the methods described below as applicable. VOBA is subject to loss recognition testing at the end of each accounting period.

      For universal life products and investment-type products, DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC and VOBA of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC and VOBA amortization. Conversely, an increase in expected gross profits would slow DAC and VOBA amortization.

      The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in shareholder's equity as of the balance sheet date.

      A significant assumption in the amortization of DAC and VOBA on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Expected future gross profit assumptions related to Separate Account performance are set by management using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.89% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.66% net of product weighted average Separate Account fees) and 0% (-2.34% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 9% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC and VOBA amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC and VOBA amortization. As of December 31, 2004, current projections of future average gross market returns assume a 2.3% return for 2005 which is within the maximum and minimum limitations and assume a reversion to the mean of 9% after 1.5 years.

      In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC and VOBA amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC and VOBA amortization. Generally, life mortality experience has been improving in recent years.

      Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

      For participating traditional life policies (substantially all of which are in the Closed Block), DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2004, the average rate of assumed investment yields, excluding policy loans is 5.0%. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC and VOBA of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

      For non-participating traditional life policies, DAC and VOBA are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

      POLICYHOLDERS' ACCOUNT BALANCES AND FUTURE POLICY BENEFITS
      ----------------------------------------------------------

      Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      The Company issues certain variable annuity products with a Guaranteed Minimum Death Benefit ("GMDB") feature. The Company also issues certain variable annuity products that contain a Guaranteed Minimum Income Benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC and VOBA. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC and VOBA amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      For reinsurance contracts reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

      For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

      For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC and VOBA are written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 6.0% for life insurance liabilities and from 2.5% to 6.75% for annuity liabilities.

      Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumption as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

      Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $1.0 million and $0.7 million at December 31, 2004 and 2003, respectively. At December 31, 2004 and 2003, respectively, $353.0 million and $355.1 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group (see Note 16). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                          SIX MONTHS       SIX MONTHS         Year            Year
                                                             ENDED           ENDED           Ended            Ended
                                                          DECEMBER 31,      JUNE 30,      December 31,     December 31,
                                                             2004             2004            2003            2002
                                                          ------------    ------------   ------------     -------------
                                                          (SUCCESSOR)     (PREDECESSOR)  (PREDECESSOR)    (PREDECESSOR)
                                                                                 (IN MILLIONS)

Incurred benefits related to current year...............   $     0.1        $   0.1        $    0.1        $    0.1
Incurred benefits related to prior years................         0.3            0.2             0.3             0.1
                                                           ---------        -------        --------        --------
      Total Incurred Benefits...........................   $     0.4        $   0.3        $    0.4        $    0.2
                                                           =========        =======        ========        ========

Benefits paid related to current year...................   $     0.1        $   0.1        $    0.1        $    0.1
Benefits paid related to prior years....................         0.2            0.1             0.2             0.2
                                                           ---------        -------        --------        --------
        Total Benefits Paid.............................   $     0.3        $   0.2        $    0.3        $    0.3
                                                           =========        =======        ========        ========

      POLICYHOLDERS' DIVIDENDS
      ------------------------

      The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by the Company's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate levels of statutory surplus to be retained by the Company.

      At December 31, 2004, participating policies, including those in the Closed Block, represent approximately 20.5% ($23.4 billion) of directly written life insurance in-force, net of amounts ceded.

      SEPARATE ACCOUNTS
      -----------------

      Generally, Separate Accounts established under New York State and Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Accounts' assets are subject to General Account claims only to the extent Separate Accounts' assets exceed Separate Accounts' liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Company does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Company.

      The investment results of Separate Accounts on which the Company does not bear the investment risk are reflected directly in Separate Accounts' liabilities and are not reported in revenues in the statements of operations. For the years ended December 31, 2004, 2003 and 2002, investment results of such Separate Accounts were gains (losses) of $522.9 million, $868.5 million and $(756.7) million, respectively.

      Deposits to Separate Accounts are reported as increases in Separate Accounts' liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

      OTHER ACCOUNTING POLICIES
      -------------------------

      The Company, through Enterprise, sells Class B and C shares, which are subject to a contingent deferred sales charge ("CDSC"). At the time of sale, the Company pays commissions to brokers and dealers for sales of Enterprise Group of Funds Class B and C shares. Class B commissions paid are deferred and amortized on the lesser of six years straight-line, or the period during which the related distribution and CDSC revenues are earned. The Company evaluates the recoverability through ongoing estimates of future revenues from Class B shares. Class C share commissions are expensed when paid.

      See Note 5 for a description of the Company's intangible assets related to the Holding Company's acquisition of MONY.

      Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

      In 2004, MONY Life filed a consolidated federal income tax return with its life and non-life subsidiaries for the predecessor period (January 1, 2004 through July 8, 2004). For the successor tax year beginning July 9, 2004 and ending December 31, 2004, MONY Life will file a consolidated federal income tax return with its life subsidiaries. MONY Life's non-life subsidiaries will file a separate consolidated federal income tax return for the same successor period. Under the provisions of the Internal Revenue Code, life insurance companies cannot be included with the consolidated return of their ultimate parent for a period of five years from the date of acquisition. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

      The Company and AXA Financial account for stock option and other stock-based compensation in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 14 for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

4)    INVESTMENTS

         The following table provides additional information relating to fixed maturities and equity securities.

                                                                     GROSS              GROSS
                                                 AMORTIZED         UNREALIZED         UNREALIZED        ESTIMATED
                                                   COST              GAINS              LOSSES          FAIR VALUE
                                               -------------     ------------       ------------       ------------
                                                                           (IN MILLIONS)
        DECEMBER 31, 2004
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate.....................     $     7,031.1     $      164.1       $       14.7       $    7,180.5
            Mortgage-backed...............             377.0              5.5                -                382.5
            U.S. Treasury, government
              and agency securities.......             530.1             17.4                0.1              547.4
            States and political
              subdivisions ...............               9.0              0.7                -                  9.7
            Foreign governments...........              98.4              1.5                0.6               99.3
            Redeemable preferred stock....             152.3              8.9                0.6              160.6
                                               -------------     ------------       ------------       ------------
              Total Available for Sale....     $     8,197.9     $      198.1       $       16.0       $    8,380.0
                                               =============     ============       ============       ============

        Equity Securities:
           Available for Sale.............     $        48.2     $        2.7       $        1.8       $       49.1
                                               =============     ============       ============       ============


        December 31, 2003

        Fixed Maturities:
          Available for Sale:
            Corporate.....................     $     6,136.4     $      459.9       $       26.9       $    6,569.4
            Mortgage-backed...............             357.6              2.9                4.0              356.5
            U.S. Treasury, government
              and agency securities.......           1,333.0             37.7               13.2            1,357.5
            States and political
              subdivisions ...............              10.3              0.1                -                 10.4
            Foreign governments...........             128.9             10.9                0.2              139.6
            Redeemable preferred stock....              37.0              4.2                -                 41.2
                                               -------------     ------------       ------------       ------------
              Total Available for Sale....     $     8,003.2     $      515.7       $       44.3       $    8,474.6
                                               =============     ============       ============       ============

        Equity Securities:
           Available for Sale.............     $       243.6     $       25.3       $       17.2       $      251.7
                                               =============     ============       ============       ============


        For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2004 and 2003, securities without a readily ascertainable market value having an amortized cost of $2,165.7 million and $2,411.8 million, respectively, had estimated fair values of $2,221.9 million and $2,573.9 million, respectively.

        The contractual maturity of bonds at December 31, 2004 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                                 -------------------------------
                                                                                   AMORTIZED         ESTIMATED
                                                                                     COST            FAIR VALUE
                                                                                 ---------------   -------------
                                                                                           (IN MILLIONS)
        Due in one year or less..............................................    $      333.7       $      332.7
        Due in years two through five........................................         2,153.9            2,171.8
        Due in years six through ten.........................................         3,070.5            3,159.7
        Due after ten years..................................................         2,110.5            2,172.7
        Mortgage-backed securities...........................................           377.0              382.5
                                                                                 ------------      -------------
        Total................................................................    $    8,045.6       $    8,219.4
                                                                                 ============      =============

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process culminates with a quarterly review of certain assets by AXA Financial's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. The review considers an analysis of individual credit metrics of each issuer as well as industry fundamentals and the outlook for the future. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be impaired, then the appropriate provisions are taken.

        The following table discloses fixed maturities (253 fixed maturities) that have been in a continuous unrealized loss position for less than a twelve month period as of December 31, 2004:

                                                       LESS THAN 12 MONTHS
                                                   --------------------------
                                                                     GROSS
                                                    ESTIMATED      UNREALIZED
                                                    FAIR VALUE       LOSSES
                                                   -------------  -----------
           Fixed Maturities:
             Corporate.......................      $   1,539.4    $     14.7
             Mortgage-backed.................             11.7           -
             U.S. Treasury,
               government and
               agency securities.............             54.1           0.1
             Foreign governments.............             39.9           0.6
             Redeemable
               preferred stock...............            122.2           0.6
                                                   -----------    ----------
           Total Temporarily
             Impaired Securities ............      $   1,767.3    $     16.0
                                                   ===========    ==========

      There were no securities in a continuous unrealized loss position for more than a twelve month period at December 31, 2004.

      The Company's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2004, approximately $436.0 million, or 5.4%, of the $8,048.9 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

      At December 31, 2004, the carrying value of fixed maturities which were non-income producing for the twelve months preceding that date was $4.7 million.

      The Company holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2004 and 2003 were $154.8 million and $177.6 million, respectively.

      At December 31, 2004, the Company held 5.6 million units in Alliance, an affiliate, with a carrying value of $225.0 million.

      The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $13.9 million and $15.3 million at December 31, 2004 and 2003, respectively. Gross interest income on these loans included in net investment income aggregated $0.2 million, $0.5 million, $1.3 million and $1.5 million for the six months ended December 31, 2004, six months ended June 30, 2004, and full years 2003 and 2002, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $0.2 million, $0.7 million, $1.6 million and $4.0 million for the six months ended December 31, 2004, six months ended June 30, 2004, and full years 2003 and 2002, respectively.

      Impaired mortgage loans along with the related investment valuation allowances follow:

                                                                                        DECEMBER 31,
                                                                             -----------------------------------
                                                                                   2004                 2003
                                                                             -------------         -------------
                                                                               (SUCCESSOR)         (PREDECESSOR)
                                                                                         (IN MILLIONS)

        Impaired mortgage loans with investment valuation allowances.......  $          4.9       $         14.3
        Impaired mortgage loans without investment valuation allowances....            11.9                 30.2
                                                                             --------------       --------------
        Recorded investment in impaired mortgage loans.....................            16.8                 44.5
        Investment valuation allowances....................................            (0.5)                (3.2)
                                                                             --------------       --------------
        Net Impaired Mortgage Loans........................................  $         16.3       $         41.3
                                                                             ==============       ==============

      Interest income recognized on impaired mortgage loans totaled $0.4 million, $(0.1) million, $4.1 million and $11.3 million for the six months ended December 31, 2004, six months ended June 30, 2004, and full years 2003 and 2002, respectively.

      Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2004 and 2003, there were no mortgage loans on real estate that had been classified as nonaccrual loans.

      The Company's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2004 and 2003, there was no equity real estate held-for-sale. For 2004, 2003 and 2002, respectively, real estate of $0.0 million, $0.0 million and $12.0 million was acquired in satisfaction of debt. At December 31, 2004 and 2003, the Company owned $12.8 million and $23.2 million, respectively, of real estate acquired in satisfaction of debt.

      Accumulated depreciation on real estate was $4.0 million and $85.6 million at December 31, 2004 and 2003, respectively. Depreciation expense on real estate totaled $4.0 million, $5.2 million, $10.3 million and $8.9 million for the six months ended December 31, 2004, six months ended June 30, 2004, and full years 2003 and 2002, respectively.

      Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                          SIX MONTHS      SIX MONTHS         Year             Year
                                                             ENDED           ENDED           Ended            Ended
                                                          DECEMBER 31,      JUNE 30,      December 31,     December 31,
                                                             2004             2004            2003             2002
                                                          -----------    -------------   -------------    -------------
                                                          (SUCCESSOR)    (PREDECESSOR)   (PREDECESSOR)    (PREDECESSOR)
                                                                                 (IN MILLIONS)
 Balances, beginning of period.....................      $      22.2      $     20.0       $     22.7     $     28.4
 Additions charged to income.......................              0.5             3.4              0.9            0.8
 Deductions for writedowns and asset dispositions..              --             (1.2)            (3.6)          (2.1)
 Transfer of real estate...........................              --              --               --            (4.4)
 Effect of push-down accounting of AXA Financial's
 purchase price on the Company's net assets........            (22.2)            --               --             --
                                                         ------------     ----------       ----------     ----------
 Balances, End of Period...........................      $       0.5      $     22.2       $     20.0     $     22.7
                                                         ============     ==========       ==========     ==========

 Balances, end of period comprise:
 Mortgage loans on real estate.....................      $       0.5      $     22.2       $     20.0     $     22.7
                                                         ============     ==========       ==========     ==========

5)    GOODWILL AND OTHER INTANGIBLE ASSETS

      Goodwill of $425.8 million was recorded as a result of the acquisition of MONY by the Holding Company. Goodwill is not subject to amortization, therefore regular impairment testing is required. In connection with the acquisition of MONY, management continues to evaluate the products sold by the Company as part of an overall review of products offered by AXA Equitable and its other affiliates with a view towards reducing duplication of products, improving the quality of the product line-up and enhancing the overall profitability of AXA Financial. This evaluation has resulted in the recent discontinuation of new sales of certain insurance and annuity products offered by the Company, and it is contemplated that new sales of certain other life insurance and annuity products offered by the Company will be discontinued during 2005 and possibly thereafter. In addition, it is expected that in the first half of 2005 MONY Life financial professionals will become financial professionals of affiliates AXA Network, LLC and AXA Advisors, LLC. As a result of the expected reduction of the Company's profits from future sales and the transfer of the agency sales force to affiliates, a $425.8 million goodwill impairment charge was recorded in the last six months of 2004. Also, in connection with the transfer of MONY Life's sales force to affiliates in 2005, a non-cash dividend is expected to be made by MONY Life to AXA Financial to reflect the transfer of MONY Life's distribution network intangible asset to AXA Financial.

      The following presents the Company's intangible assets, including VOBA, as of December 31, 2004, related to the Holding Company's acquisition of
      MONY:

                                                                             LESS:             LESS:
                                                        GROSS CARRYING    ACCUMULATED        IMPACT OF
                                                            AMOUNT       AMORTIZATION(1)   CO-INSURANCE(2)       NET
                                                        --------------   ---------------   ---------------       ---
                                                                                 (IN MILLIONS)

Intangible assets subject to amortization:
   VOBA.............................................    $       868.8     $    (76.1)       $   (27.9)      $  764.8
   Insurance distribution network...................             64.0           (2.4)             --            61.6
   Mutual fund distribution fees....................             20.9           (5.2)             --            15.7
                                                        -------------     ----------        ---------       --------
     Total intangible assets subject to amortization            953.7          (83.7)           (27.9)         842.1
                                                        -------------     ----------        ---------       --------

Intangible assets not subject to amortization:
   Investment management contracts..................             60.0             --              --            60.0
                                                        -------------     ----------        ---------       --------
Total Intangible Assets.............................    $     1,013.7     $    (83.7)       $   (27.9)      $  902.1
                                                        =============     ==========        =========       ========

      For the six months ended December 31, 2004, total amortization expense related to these intangible assets was $60.8 million. Intangible assets amortization expense is estimated to range from $75.1 million in 2005 to $60.8 million in 2009.

-------------
(1) Includes reactivity to unrealized investment gains and losses.
(2) The impact of co-insurance shown above relates to the co-insurance agreement entered into on December 31, 2004 between USFL and AXA Financial (Bermuda) Ltd., an affiliate, whereby AXA Financial (Bermuda) Ltd. assumed certain term life insurance contracts written by USFL as described further in Note 15.

6)    EQUITY METHOD INVESTMENTS

      Included in equity real estate or other equity investments, as appropriate, are interests in real estate joint ventures and limited partnership interests accounted for under the equity method with a total carrying value of $203.5 million and $344.2 million at December 31, 2004 and 2003, respectively. The Company's total equity in net (losses) earnings for these real estate joint ventures and limited partnership interests was $(2.8) million, $13.0 million, $15.0 million, and $12.2 million, respectively, for the six months ended December 31, 2004, six months ended June 30, 2004, and full years 2003 and 2002, respectively.

      Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (6 and 4 individual ventures at December 31, 2004 and 2003, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                                ---------------------------------
                                                                                     2004                2003
                                                                                  -----------       -------------
                                                                                  (SUCCESSOR)       (PREDECESSOR)
                                                                                           (IN MILLIONS)
        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $        42.6      $        90.7
        Investments in securities, generally at estimated fair value...........          197.1              191.3
        Cash and cash equivalents..............................................            2.9                2.0
        Other assets...........................................................           13.1               12.9
                                                                                 -------------      -------------
        Total Assets...........................................................  $       255.7      $       296.9
                                                                                 =============      =============

        Borrowed funds - third party...........................................  $       133.4      $       146.7
        Other liabilities......................................................            4.5                9.8
                                                                                 -------------      -------------
        Total liabilities......................................................          137.9              156.5
                                                                                 -------------      -------------

        Partners' capital......................................................          117.8              140.4
                                                                                 -------------      -------------
        Total Liabilities and Partners' Capital................................  $       255.7      $       296.9
                                                                                 =============      =============

        The Company's Carrying Value in These Entities Included Above..........  $        41.5      $        40.5
                                                                                 =============      =============

                                                        SIX MONTHS      SIX MONTHS          Year             Year
                                                          ENDED            ENDED           Ended            Ended
                                                       DECEMBER 31,       JUNE 30,      December 31,     December 31,
                                                           2004            2004             2003             2002
                                                       ------------    -------------   -------------    -------------
                                                       (SUCCESSOR)     (PREDECESSOR)   (PREDECESSOR)    (PREDECESSOR)
                                                                               (IN MILLIONS)

STATEMENTS OF EARNINGS
 Revenues of real estate joint ventures............    $      12.8     $      26.9      $      37.2     $      31.8
 Interest expense - third party....................           (1.0)           (2.4)            (4.3)           (3.3)
 Other expenses....................................           (2.9)           (6.7)           (15.4)          (14.5)
                                                       -----------     -----------      -----------     -----------
 Net Earnings......................................    $       8.9     $      17.8      $      17.5     $      14.0
                                                       ===========     ===========      ===========     ===========
 The Company's Equity in Net Earnings of These
   Entities Included Above.........................    $       2.2     $       4.8      $       5.3     $       4.0
                                                       ===========     ===========      ===========     ===========

7)    NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

      The sources of net investment income follow:

                                                          SIX MONTHS       SIX MONTHS         Year            Year
                                                             ENDED           ENDED           Ended            Ended
                                                          DECEMBER 31,      JUNE 30,      December 31,     December 31,
                                                             2004             2004            2003            2002
                                                          ------------    -------------  -------------    -------------
                                                          (SUCCESSOR)     (PREDECESSOR)  (PREDECESSOR)    (PREDECESSOR)
                                                                                 (IN MILLIONS)
Fixed maturities.......................................   $    202.3      $     237.3      $    498.9     $     486.7
Mortgage loans on real estate..........................         78.9             69.4           143.4           138.9
Equity real estate.....................................         11.3             16.0             5.5            28.6
Other equity investments...............................         (0.8)             7.0            12.7             7.8
Policy loans...........................................         35.7             36.7            78.7            84.8
Other investment income................................          4.2              2.6            20.0            12.9
                                                         -----------      -----------     -----------     -----------

   Gross investment income.............................        331.6            369.0           759.2           759.7

Investment expenses....................................         23.9             17.3            35.0            34.3
                                                         -----------      -----------     -----------     -----------

Net Investment Income..................................  $     307.7      $     351.7     $     724.2     $     725.4
                                                         ===========      ===========     ===========     ===========


      Investment Gains (Losses), including changes in the valuation allowances, follow:

                                                          SIX MONTHS       SIX MONTHS         Year            Year
                                                             ENDED           ENDED           Ended            Ended
                                                          DECEMBER 31,      JUNE 30,      December 31,     December 31,
                                                             2004             2004            2003            2002
                                                          ------------    -------------  -------------    -------------
                                                          (SUCCESSOR)     (PREDECESSOR)  (PREDECESSOR)    (PREDECESSOR)
                                                                                 (IN MILLIONS)
Fixed maturities...................................       $      8.2      $     (8.8)     $      50.0     $    (79.5)
Mortgage loans on real estate......................              7.3            (0.3)            18.6           (3.0)
Equity real estate.................................              0.1            (0.4)             1.3          (31.1)
Other equity investments...........................             (1.1)           (1.9)            (9.1)         (38.7)
Other..............................................             (0.1)            6.3            (14.4)           1.2
                                                         -----------      ----------      -----------     ----------
Investment Gains (Losses), Net.....................      $      14.4      $     (5.1)     $      46.4     $   (151.1)
                                                         ===========      ==========      ===========     ==========

      Writedowns of fixed maturities amounted to $8.5 million, $2.1 million, $30.0 million and $115.5 million for the six months ended December 31, 2004, six months ended June 30, 2004, and full years 2003 and 2002, respectively. There were no writedowns of mortgage loans on real estate and equity real estate for the six months ended December 31, 2004, six months ended June 30, 2004, and full years 2003 and 2002.

      For the six months ended December 31, 2004, six months ended June 30, 2004, and full years 2003 and 2002, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $931.8 million, $857.1 million, $1,844.2 million and $468.1 million. Gross gains of $15.5 million, $21.3 million, $70.3 million and $35.1 million and gross losses of $1.7 million, $32.5 million, $0.4 million and $6.6 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for the six months ended December 31, 2004, six months ended June 30, 2004, and full years 2003 and 2002 amounted to $182.1 million, $(41.5) million, $(43.2) million and $360.5 million, respectively.

      The net unrealized investment gains (losses) included in the balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, on a line by line basis, follow:

                                                          SIX MONTHS      SIX MONTHS          Year            Year
                                                            ENDED            ENDED           Ended           Ended
                                                         DECEMBER 31,       JUNE 30,      December 31,    December 31,
                                                             2004            2004             2003            2002
                                                         ------------   -------------     -------------  -------------
                                                         (SUCCESSOR)    (PREDECESSOR)     (PREDECESSOR)  (PREDECESSOR)
                                                                                 (IN MILLIONS)
Balance, beginning of period...........................  $      35.6    $     84.6       $     95.0      $     51.2
Changes in unrealized investment gains (losses)........        183.0        (243.9)           (30.3)          333.4
Changes in unrealized investment gains (losses)
attributable to:
   Closed Block policyholder dividend obligation.......       (102.9)         78.2             17.0          (129.8)
   DAC and VOBA........................................
                                                               (19.6)         50.6            (12.2)          (67.4)
   Deferred income taxes...............................        (20.4)         66.1             15.1           (92.4)
Effect of push-down accounting of AXA Financial's
   purchase price on the Company's net assets..........        (35.6)          --               --              --
                                                         -----------     ---------       ----------      ----------
Balance, end of period.................................  $      40.1     $    35.6       $     84.6      $     95.0
                                                         ===========     =========       ==========      ==========


Balance, end of period comprises:
   Unrealized investment gains on:
      Fixed maturities.................................  $     182.1     $   242.0       $    471.4      $    507.9
      Other equity investments.........................          0.9           4.1              8.1            (5.0)
      Other ...........................................          --            1.1             11.6            18.5
                                                         -----------     ---------       ----------      ----------
          Total........................................        183.0         247.2            491.1           521.4
   Amounts of unrealized investment gains (losses)
    attributable to:
   Closed Block policyholder dividend obligation.......       (102.9)        (91.8)          (170.0)         (187.0)
   DAC and VOBA........................................        (19.6)        (55.7)          (106.3)          (94.1)
     Deferred income taxes.............................        (20.4)        (64.1)          (130.2)         (145.3)
                                                         -----------     ---------       ----------      ----------
Total..................................................  $      40.1     $    35.6       $     84.6      $     95.0
                                                         ===========     =========       ==========      ==========

      Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

8)    OTHER COMPREHENSIVE INCOME (LOSS)

      Accumulated other comprehensive income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                              SIX MONTHS       SIX MONTHS          Year            Year
                                                                ENDED             ENDED           Ended           Ended
                                                             DECEMBER 31,        JUNE 30,      December 31,    December 31,
                                                                 2004             2004             2003            2002
                                                             ------------     -------------    -------------   -------------
                                                             (SUCCESSOR)      (PREDECESSOR)    (PREDECESSOR)   (PREDECESSOR)
                                                                                     (IN MILLIONS)

Unrealized gains on investments.........................    $       40.1      $       35.6     $      84.6     $       95.0
Minimum pension liability...............................             --              (12.4)          (13.8)           (15.0)
                                                            -------------     ------------     ------------    ------------
Total Accumulated Other Comprehensive Income............    $       40.1      $       23.2     $      70.8     $       80.0
                                                            =============     ============     ============    ============

      The components of other comprehensive income (loss) for the past three years follow:

                                                              SIX MONTHS      SIX MONTHS          Year            Year
                                                                ENDED            ENDED           Ended           Ended
                                                             DECEMBER 31,       JUNE 30,      December 31,    December 31,
                                                                 2004            2004             2003            2002
                                                             ------------   -------------    -------------   -------------
                                                             (SUCCESSOR)    (PREDECESSOR)    (PREDECESSOR)   (PREDECESSOR)
                                                                                     (IN MILLIONS)
Net unrealized gains (losses) on investments:
   Net unrealized gains (losses) arising during the period.  $     196.2     $    (241.1)     $     (41.1)    $     373.3
   (Gains) losses reclassified into net earnings during
   the period..............................................        (13.2)           (2.8)            10.8           (39.9)
                                                             -----------     -----------      -----------     -----------
Net unrealized gains (losses) on investments...............        183.0          (243.9)           (30.3)          333.4
Adjustments for policyholders' liabilities, DAC and VOBA
   and deferred income taxes...............................       (142.9)          194.9             19.9          (289.6)
                                                             -----------     -----------      -----------     -----------
Change in unrealized gains (losses), net of adjustments....         40.1           (49.0)           (10.4)           43.8
Change in minimum pension liability........................          -               1.4              1.2            (1.9)
                                                             -----------     -----------      -----------     -----------
Total Other Comprehensive Income (Loss)....................  $      40.1     $     (47.6)     $      (9.2)    $      41.9
                                                             ===========     ===========      ===========     ===========

9)    CLOSED BLOCK

      The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block which would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company had developed an actuarial calculation of the expected timing of its Closed Block's earnings. Further, in connection with the acquisition of MONY, AXA Financial has developed a revised actuarial calculation of the expected timing of the Company's Closed Block earnings as of July 1, 2004.

      If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

      Many expenses related to Closed Block operations, including amortization of DAC and VOBA, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

      Summarized financial information for the Closed Block is as follows:

                                                                                                    DECEMBER 31,  December 31,
                                                                                                        2004         2003
                                                                                                    ------------ -------------
                                                                                                    (SUCCESSOR)  (PREDECESSOR)
                                                                                                          (IN MILLIONS)

         CLOSED BLOCK LIABILITIES:
         Future policy benefits, policyholders' account balances and other.....................     $  7,360.9    $  7,362.0
         Policyholder dividend obligation......................................................          250.8         235.7
         Other liabilities.....................................................................           15.3         107.0
                                                                                                    ----------    ----------
         Total Closed Block liabilities........................................................     $  7,627.0    $  7,704.7
                                                                                                    ==========    ==========

         ASSETS DESIGNATED TO THE CLOSED BLOCK:
         Fixed maturities, available for sale, at estimated fair value (amortized cost,
         $4,338.0 and $4,087.4)................................................................     $  4,440.9    $  4,348.9
         Mortgage loans on real estate.........................................................          592.5         593.6
         Policy loans..........................................................................        1,025.0       1,078.0
         Cash and other invested assets........................................................           84.3          54.1
         Other assets..........................................................................          190.5         216.6
                                                                                                    ----------    ----------
         Total assets designated to the Closed Block...........................................        6,333.2       6,291.2
                                                                                                    ----------    ----------
         Excess of Closed Block liabilities over assets designated to the Closed Block.........        1,293.8       1,413.5

         Amounts included in accumulated other comprehensive income:

            Net unrealized gains, net of deferred income tax expense of $0.0 and
                $75.3 million and policyholder dividend obligation of $102.9
                million and $(170.0) million.............. ....................................            --           76.8
                                                                                                    ----------    ----------
         Maximum Future Earnings To Be Recognized From Closed Block Assets and Liabilities ....     $  1,293.8    $  1,490.3
                                                                                                    ==========    ==========

      Closed Block revenues and expenses were as follows:

                                                                 SIX MONTHS      SIX MONTHS         Year              Year
                                                                   ENDED           ENDED            Ended             Ended
                                                                DECEMBER 31,      JUNE 30,       December 31,     December 31,
                                                                    2004            2004            2003              2002
                                                                ------------    -------------   -------------    -------------
                                                                (SUCCESSOR)     (PREDECESSOR)   (PREDECESSOR)    (PREDECESSOR)
                                                                                        (IN MILLIONS)

REVENUES:
Premiums and other income.....................................  $     230.8     $     221.0     $     481.1      $     511.3
Investment income (net of investment expenses of $2.9, $2.8,
   $5.2 and $4.6).............................................        175.0           184.2           393.5            396.5
Investment gains (losses), net................................         13.1            (2.4)           12.2            (51.4)
                                                                -----------     -----------     -----------      -----------
Total revenues                                                        418.9           402.8           886.8            856.4
                                                                -----------     -----------     -----------      -----------

BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends.........................        359.1           354.5           783.3            752.3
Other operating costs and expenses............................          9.9             5.2            15.3             14.7
                                                                -----------     -----------     -----------      -----------
Total benefits and other deductions                                   369.0           359.7           798.6            767.0
                                                                -----------     -----------     -----------      -----------
Net revenues before income taxes..............................         49.9            43.1            88.2             89.4
Income tax expense............................................        (17.4)          (15.1)          (30.9)           (31.3)
                                                                -----------     -----------     -----------      -----------
Net Revenues..................................................  $      32.5     $      28.0     $      57.3      $      58.1
                                                                ===========     ===========     ===========      ===========

      Reconciliation of the policyholder dividend obligation is as follows:

                                                                                  SIX MONTHS         SIX MONTHS        Year
                                                                                     ENDED             ENDED           Ended
                                                                                  DECEMBER 31,        JUNE 30,      December 31,
                                                                                     2004               2004           2003
                                                                                  ------------     -------------   -------------
                                                                                  (SUCCESSOR)      (PREDECESSOR)   (PREDECESSOR)
                                                                                                  (IN MILLIONS)
        Balance, beginning of period..........................................    $      158.8    $      235.7     $       220.2
        Applicable to Net Revenues............................................             0.2             1.4              32.5
        Unrealized investment gains...........................................           102.9           (78.3)            (17.0)
        Effect of push-down accounting of AXA Financial's purchase price on
           the Company's net assets...........................................           (11.1)            --                --
                                                                                  ------------    ------------     -------------
        Balance, End of Period................................................    $      250.8    $      158.8     $       235.7
                                                                                  ============    ============     =============

      Closed Block valuation allowances on mortgage loans on real estate amounted to $0.2 million and $7.4 million at December 31, 2004 and 2003, respectively. Writedowns of fixed maturities amounted to $0.3 million for the six months ended December 31, 2004, $0.6 million for the six months ended June 30, 2004, and $16.5 million and $64.5 million for the full years 2003 and 2002, respectively.

10)   GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

      Variable Annuity Contracts - GMDB and GMIB

      The Company issues certain variable annuity contracts with GMDB and GMIB features that guarantee either:

      a) Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      b) Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals); or

      c) Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages.

      The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities in 2004:

                                                                GMDB                GMIB              TOTAL
                                                            ------------       ------------       -------------
                                                                               (IN MILLIONS)
      Balance at December 31, 2003.......................   $        4.0       $        -         $         4.0
        Impact of adoption of SOP 03-1...................           (3.2)               0.1                (3.1)
        Paid guarantee benefits..........................           (3.8)               -                  (3.8)
        Other changes in reserve.........................            4.0                -                   4.0
                                                            ------------       ------------       -------------
      Balance at December 31, 2004.......................   $        1.0       $        0.1       $         1.1
                                                            ============       ============       =============

      Related GMDB reinsurance ceded amounts were:

                                                                GMDB
                                                            ------------
                                                            (IN MILLIONS)
      Balance at December 31, 2003.......................   $        --
        Impact of adoption of SOP 03-1...................            0.4
        Paid guarantee benefits ceded....................           (3.1)
        Other changes in reserve.........................            3.7
                                                            ------------
      Balance at December 31, 2004.......................   $        1.0
                                                            ============

      The December 31, 2004 values for those variable contracts with GMDB and GMIB features are presented in the following table. Since variable contracts with GMDB guarantees may also offer GMIB guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                               RETURN
                                                 OF
                                               PREMIUM        RATCHET         ROLL-UP        COMBO           TOTAL
                                            -----------    ------------     ----------   -------------   ------------
                                                                       (DOLLARS IN MILLIONS)
      GMDB:
        Account value (1)..............     $    1,382     $    2,343           N.A.     $      205      $    3,930
        Net amount at risk, gross......     $       20     $      284           N.A.     $       12      $      316
        Net amount at risk, net of
          amounts reinsured............     $       20     $      267           N.A.     $        0      $      287
        Average attained age of
          contractholders..............           60.9           60.4           N.A.           59.6            60.5
        Percentage of contractholders
          over age 70..................           17.4%          14.6%          N.A.           11.3%           15.6%
        Guaranteed minimum return rates
                                                  N.A.           N.A.           N.A.            5.0%            5.0%

      GMIB:
        Account value (2)..............           N.A.           N.A.        $   208           N.A.      $      208
        Net amount at risk, gross......           N.A.           N.A.        $     0           N.A.      $        0
        Net amount at risk, net of
          amounts reinsured............           N.A.           N.A.        $     0           N.A.      $        0
        Weighted average years
          remaining until earliest
          annuitization...............            N.A.           N.A.            7.3           N.A.             7.3
         Guaranteed minimum return
           rates.......................           N.A.           N.A.            5.0%          N.A.             5.0%

----------------------
(1) Included General Account balances of $258 million, $390 million and $35 million, respectively, for a total of $683 million.
(2)   Included General Account balances of $35 million.

      For contracts with the GMDB feature, the net amount at risk in the event of death as of December 31, 2004 is the amount by which the GMDB benefits exceeds related account values.

      For contracts with the GMIB feature, the net amount at risk in the event of annuitization as of December 31, 2004 is defined as the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates.

      The following table presents the aggregate fair value of assets, by major investment fund option, held by Separate Accounts that are subject to GMDB and GMIB benefits and guarantees. Since variable contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                  DECEMBER 31,       December 31,
                                                                                      2004               2003
                                                                                  ------------       -------------
                                                                                  (SUCCESSOR)        (PREDECESSOR)
                                                                                          (IN MILLIONS)
      GMDB:
         Equity...............................................................    $    2,519        $    2,356
         Fixed income.........................................................           523               506
         Balanced.............................................................            78                80
         Other................................................................           128               187
                                                                                  ----------        ----------
         Total................................................................    $    3,248        $    3,129
                                                                                  ==========        ==========

      GMIB:
         Equity...............................................................    $      128        $       73
         Fixed income.........................................................            38                27
         Balanced.............................................................             3                 2
         Other................................................................             4                 5
                                                                                  ----------        ----------
         Total................................................................    $      173        $      107
                                                                                  ==========        ==========

      Variable and Interest-Sensitive Life Insurance Policies - No Lapse
      Guarantee

      The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements. At December 31, 2004 the Company had liabilities of $0.5 million for no lapse guarantees reflected in the General Account in future policy benefits and other policyholders' liabilities.

11)   LONG-TERM DEBT

      The Company's long term debt consists of the following:

                                                                                    DECEMBER 31,    December 31,
                                                                                        2004            2003
                                                                                    ------------    ------------
                                                                                            (IN MILLIONS)
          Surplus notes, 11.25%, due 2024.......................................    $       1.9     $       1.9
          Intercompany Surplus Note, 8.65%, due 2012............................          115.0           115.0
          Intercompany Surplus Note, 8.65%, due 2024............................          100.0           100.0
                                                                                    -----------     -----------
              Total long-term debt..............................................    $     216.9     $     216.9
                                                                                    ===========     ===========

      At December 31, 2004, $1.9 million of the Company's 11.25% surplus notes remained outstanding.

      At December 31, 2004 the Company had two separate surplus notes (the "Intercompany Surplus Notes") outstanding with the Holding Company. The Intercompany Surplus Notes have a par value of $115.0 million and $100.0 million, respectively. Principal on the Intercompany Surplus Notes is payable at maturity and interest is payable semi-annually.

12)   INCOME TAXES

      A summary of the income tax expense in the statements of operations follows:

                                                         SIX MONTHS      SIX MONTHS          Year            Year
                                                           ENDED            ENDED           Ended           Ended
                                                        DECEMBER 31,       JUNE 30,      December 31,    December 31,
                                                            2004           2004             2003            2002
                                                        ------------   -------------   --------------  --------------
                                                        (SUCCESSOR)    (PREDECESSOR)   (PREDECESSOR)   (PREDECESSOR)
                                                                                (IN MILLIONS)
Income tax expense (benefit):
    Current expense (benefit).........................  $       0.3     $      13.0      $      68.3     $     (39.0)
    Deferred expense (benefit)........................         13.1           (22.3)           (47.8)           33.0
                                                        -----------     -----------      -----------     -----------
Total.................................................  $      13.4     $      (9.3)     $      20.5     $      (6.0)
                                                        ===========     ===========      ===========     ===========

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                         SIX MONTHS      SIX MONTHS          Year            Year
                                                           ENDED            ENDED           Ended           Ended
                                                        DECEMBER 31,       JUNE 30,      December 31,    December 31,
                                                            2004            2004             2003            2002
                                                        ------------    -------------   -------------   -------------
                                                        (SUCCESSOR)     (PREDECESSOR)   (PREDECESSOR)   (PREDECESSOR)
                                                                              (IN MILLIONS)

Tax at statutory rate.................................  $    (137.8)    $     (10.9)    $       24.8    $       (7.4)
Goodwill impairment...................................        149.1             --               --              --
Dividends received deduction..........................          --             (1.8)            (6.0)           (1.2)
Foreign loss disallowance.............................          1.2             --               4.3             --
Tax settlement/accrual adjustment.....................          3.8             --              (4.2)          (11.9)
Officers life insurance...............................         (2.8)            --              (2.5)            3.7
Meals and entertainment...............................          0.2             0.3              1.3             1.5
Other.................................................         (0.3)            3.1              2.8             9.3
                                                        -----------     -----------      -----------     ------------
Federal income tax expense............................  $      13.4     $      (9.3)     $      20.5     $      (6.0)
                                                        ===========     ===========      ===========     ============

        The components of the net deferred Federal income taxes are as follows:

                                                       DECEMBER 31, 2004                  December 31, 2003
                                                ---------------------------------  ---------------------------------
                                                          (SUCCESSOR)                        (PREDECESSOR)
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Compensation and related benefits......  $      71.9      $       --        $        7.5      $       --
        Reserves and reinsurance...............        297.9              --               110.6              --
        DAC....................................         87.9              --                 --             334.6
        VOBA...................................          --              267.5               --               --
        Investments............................          --              116.3               --              47.1
        Tax loss carryforwards.................          9.6              --                 --               --
        Goodwill and intangibles...............          --               52.8               --               --
        Fixed assets and software..............         79.3              --                 --              23.9
        Policyholder dividends.................         41.4              --                35.0              --
        Non-life subsidiaries..................         55.2              --                42.2              --
        Other..................................         43.9              --                31.1              --
                                                 -----------      ------------      ------------      -----------
        Total..................................  $     687.1      $      436.6      $      226.4      $     405.6
                                                 ===========      ============      ============      ===========

      At December 31, 2004, the Company had deferred tax loss carryforwards of $27.5 million. The loss carryforwards will begin to expire in 2020.

      In 2003, the Internal Revenue Service ("IRS") commenced an examination of the Company's federal income tax returns for the years 1998 through 2001. The tax years 1994 through 1997 are currently under review by the Appeals Office of the IRS. Management believes the examinations of the Company's federal income tax returns will have no material adverse effect on the Company's consolidated results of operations or financial position.

13)   GROUP PENSION TRANSACTION

      On December 31, 1993 (the "Transaction Date"), the Company entered into an agreement (the "Agreement") with AEGON USA, Inc. ("AEGON") under which the Company transferred a substantial portion of its group pension business (hereafter referred to as the "Group Pension Transaction"), including its full service group pension contracts, consisting primarily of tax-deferred annuity, 401(k) and managed funds lines of business, to AEGON's wholly-owned subsidiary, AUSA Life Insurance Company, Inc. ("AUSA"). The Company also transferred to AUSA the corporate infrastructure supporting the group pension business, including data processing systems, facilities and regional offices. In connection with the transaction, the Company and AEGON entered into certain service agreements. These agreements, among other things, provided that the Company would continue to manage the transferred assets, and that AUSA would continue to provide certain administrative services to the Company's remaining group pension contracts not included in the transfer.

      Pursuant to the Agreement, which expired on December 31, 2002, the Company received from AUSA: (i) payments on an annual basis through December 31, 2002 (the "Group Pension Payments") equal to all of the earnings from the Existing Deposits calculated on a basis hereafter referred to as the "Earnings Formula", (ii) a final payment (the "Final Value Payment") at December 31, 2002 based on the remaining fair value of the Existing Deposits, and (iii) a contingent payment (the "New Business Growth Payment") at December 31, 2002 based on new business growth subsequent to the Transaction Date.

      For the full year 2002, AUSA reported earnings to the Company pursuant to the application of the Earnings Formula of $19.1 million, the Company recorded Group Pension Profits of $28.2 million, and the Company earned $12.8 million of interest income. In addition on December 31, 2002, the Company recorded earnings from the Final Value Payment of $54.1 million (before expenses of approximately $6.0 million relating thereto). As of December 31, 2002, the Company was not eligible for any New Business Growth payment.

      The following sets forth certain summarized financial information relating to the Group Pension Transaction for full year 2002, including information regarding the components of revenue and expense comprising the Group Pension Profits.

                                                          Year Ended
                                                          December 31,
                                                              2002
                                                         -------------
                                                         (IN MILLIONS)

REVENUES:
Product policy fees                                       $       18.3
Net investment income                                             88.2
Net realized gains (losses) on investments                         0.8
                                                          ------------
            Total revenues                                       107.3

BENEFITS AND EXPENSES:
Interest credited to policyholders' account balances              63.5
Other operating costs and expenses                                15.6
                                                          ------------
            Total benefits and expenses                           79.1
                                                          ------------
            Group Pension Profits                                 28.2
                                                          ------------
Final Value Payment(1)                                            54.1
                                                          ------------
            Total                                         $       82.3
                                                          ============

--------------------
(1) Expenses of approximately $6.0 million relating to the Final Value Payment are recorded in "other operating costs and expenses" on the Company's consolidated statement of operations for 2002.

14)   STOCK OPTIONS

      In November 1998, MONY adopted the 1998 Stock Incentive Plan (the "1998 SIP") for employees of the Company and certain of its career financial professionals. As a condition for its approval by the New York Insurance Department, options awarded under the 1998 SIP were limited to no more than five percent of MONY's common shares outstanding as of the date of its initial public offering (2,361,908 shares). Options granted under the 1998 SIP included both Incentive Stock Options and Nonstatutory Stock Options ("NSOs") with exercise prices not less than 100% of the fair value of MONY's common stock as determined on their date of grant. In addition, each award had a 10-year contractual term from the date of grant and one-third vested and became exercisable on each of the first three anniversaries of the grant. In May 2002, MONY's shareholders approved the 2002 Stock Option Plan (the "2002 SOP") and the allocation of 5,000,000 shares of MONY common stock for grants under that plan. Options granted under the 2002 SOP were NSOs with exercise prices not less than 100% of the fair value of MONY's common stock as determined on the date of grant and vesting provisions determined at the discretion of MONY's board of directors. However, all options granted under the plan could not be exercised, transferred or otherwise disposed of by the grantee prior to December 24, 2003.

      On July 8, 2004, in connection with the acquisition of MONY by the Holding Company, each issued and outstanding unexercised stock option under the 1998 SIP and the 2002 SOP, whether vested or unvested, was cancelled and converted into the right to receive for each share covered by a stock option, the excess, if any, of $31.00 over the per share exercise price of the stock option, without interest, and net of applicable holding taxes. As further shown below in the summary of the Company's activity under its stock incentive plans, this resulted in the cash settlement of approximately 1.8 million stock options at a cost of $7.9 million. Each issued and outstanding unexercised stock option with a per share exercise price of $31.00 or more was cancelled without payment.

      Prior to the acquisition of MONY by the Holding Company, the Company elected to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. The following table reflects the effect on net income of the Company as if the accounting prescribed by SFAS 123 had been applied by MONY Life to the options granted to employees and outstanding as at June 30, 2004, and December 31, 2003 and 2002:

                                                          SIX MONTHS          YEAR            YEAR
                                                             ENDED           ENDED           ENDED
                                                           JUNE 30,       DECEMBER 31,    DECEMBER 31,
                                                             2004             2003            2002
                                                         -------------   -------------   -------------
                                                         (PREDECESSOR)   (PREDECESSOR)   (PREDECESSOR)
                                                                         (IN MILLIONS)

Net (Loss) Earnings as reported....................      $     (17.8)     $      56.2     $      (5.6)
Less: total stock-based employee compensation expense
determined under fair value method for all awards, net
of income tax......................................             (2.3)            (5.4)           (5.2)
                                                         -----------      -----------     -----------
Pro Forma Net (Loss) Earnings......................      $     (20.1)     $      50.8     $     (10.8)
                                                         ===========      ===========     ===========

      The Black-Scholes option pricing model was used in determining the fair value of option awards for purpose of the pro-forma disclosures above. The option pricing assumptions were as follows: exercise prices ranging from $20.90 to $44.25, dividend yields ranging from 1.02% to 2.37%, expected volatility ranging from 23.5% to 44.4%, and a range of interest rates from 3.3% to 6.7%.

      A summary of the Company's activity under its stock incentive plans for the six months ended June 30, 2004 and the years ended December 31, 2003 and 2002 is presented below:

                                                                  NUMBER OF      WEIGHTED AVERAGE
                                                                   SHARES         EXERCISE PRICE
Outstanding, December 31, 2001 (Predecessor)                      1,922,321           $32.02
   Granted                                                        1,405,495           $35.77
   Exercised                                                        (33,114)          $30.85
   Forfeited, expired or cancelled                                 (166,319)          $33.68
                                                                 ----------
Outstanding, December 31, 2002 (Predecessor)                      3,128,383           $33.60
   Granted                                                          836,025           $21.96
   Exercised                                                       (327,327)          $30.19
   Forfeited, expired or cancelled                                 (127,874)          $33.17
                                                                 ----------
Outstanding, December 31, 2003 (Predecessor)                      3,509,207           $31.17
   Granted                                                          -                 $  --
   Exercised                                                        (90,758)          $28.12
   Forfeited, expired or cancelled                                  (28,690)          $30.24
                                                                 ----------
Outstanding, June 30, 2004 (Predecessor)                          3,389,759           $31.26
   Granted                                                           --               $  --
     Cash-settled in connection with the acquisition of MONY
       by the Holding Company                                    (1,791,955)          $26.60
   Forfeited, expired or cancelled                               (1,597,804)          $36.48
                                                                 ----------
Outstanding, July 1, 2004 (Successor)                                 --              $  --
                                                                 ==========

      In May 2001, MONY shareholders approved The MONY Group Inc. Restricted Stock Ownership Plan (the "Plan"). Pursuant to the terms of the Plan, management had the authority to grant up to 1,000,000 restricted shares of MONY common stock to eligible employees, as defined in the Plan, and to establish vesting and forfeiture conditions relating thereto. During 2002 and 2001, MONY granted 97,143 and 352,050 restricted shares, respectively, to certain members of management pursuant to the Plan. These awards were conditioned on: (i) the expiration of a time-vesting period and (ii) an increase in the average per share price of MONY common stock above specified targets. In accordance with APB No. 25, compensation expense was recognized on the awards proportionally over the vesting period of the award provided that the condition with respect to the average price of MONY common stock was satisfied at the end of any period. In March 2003, MONY granted 334,050 restricted shares to certain members of management under the Plan. Vesting of the 2003 awards was conditioned only on the expiration of a time-vesting period. For the six months ended June 30, 2004 and the years ended December 31, 2003 and 2002, the Company recognized $1.7 million, $2.6 million and $0.0 million, respectively, of compensation expense relating to this program.

      On July 8, 2004, in connection with the acquisition of MONY by the Holding Company, each outstanding share of restricted stock, whether vested or unvested, was converted into the right to receive $31.00 per share, resulting in a cash settlement of approximately $16.3 million.

15)   RELATED PARTY TRANSACTIONS

      Effective December 31, 2004, USFL entered into a co-insurance agreement with AXA Financial (Bermuda) Ltd. ("AXA Bermuda"), an affiliate, whereby AXA Bermuda agreed to reinsure certain term life insurance policies written by USFL. In connection with the co-insurance agreement with AXA Bermuda, USFL paid an initial premium of $144.2 million and ceded reserves of $176.1 million, deferring the $31.9 million net gain resulting from the transaction, which will be amortized over the remaining lives of the underlying reinsured contracts. In addition, USFL received a ceding commission of $51.5 million from AXA Bermuda, which was treated as a reduction of VOBA. Amortization of VOBA for the six months ended December 31, 2004 reflects a $24.7 million pre-tax write-off ($16.0 million after-tax) of VOBA that is no longer recoverable by USFL as a result of the co-insurance agreement with AXA Bermuda.

      Effective July, 1, 2004, the Company participates in certain intercompany cost sharing and service agreements including personnel services, technology and professional development arrangements, with AXA Equitable, an affiliate. Expenses incurred under such agreements totaled approximately $2.3 million for the six months ended December 31, 2004.

      In addition to the agreements discussed above, the Company has various other service and investment advisory agreements with affiliates. The amount of expenses incurred by the Company related to these agreements was $10.6 million, $10.6 million, $19.7 million, and $18.6 million for the six months ended December 31, 2004, six months ended June 30, 2004, and full years 2003 and 2002, respectively. In addition, the Company had an intercompany payable of $3.9 million and $5.4 million at December 31, 2004 and December 31, 2003, respectively, related to these agreements.

16)   REINSURANCE

      During the predecessor periods, the Company used a variety of indemnity reinsurance agreements with reinsurers to control its loss exposure. Under the terms of these reinsurance agreements, the reinsurer was liable to reimburse the Company for the portion of paid claims ceded to it in accordance with the applicable reinsurance agreement. However, the Company remains contingently liable for all benefits payable even if the reinsurers fail to meet their obligations to the Company. Life insurance business written by the Company was ceded under various reinsurance contracts. The Company's general practice was to retain no more than $4.0 million of risk on any one person for individual products and $6.0 million for last survivor products. The benefits in connection with guaranteed minimum death benefits in excess of the return of premium benefit, which are offered under certain of the Company's annuity contracts, were 100% reinsured up to specified limits. Benefits in connection with the earnings increase benefit rider under the new MONY variable annuity were similarly reinsured. The guaranteed minimum income benefit in the new variable annuity product was 100% reinsured up to individual and aggregate limits as well as limits which are based on benefit utilization.

      During the successor period, the Company continued to reinsure most of its new variable life and universal life policies on an excess of retention basis, retaining up to a maximum of $4.0 million on single-life policies and $6.0 million on second-to-die policies. However, for amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable up to a combined maximum of $15.0 million on single-life policies and $20.0 million on second-to-die policies. Amounts in excess of those limits are reinsured with unaffiliated third parties. New term life policies continued to be coinsured on a first dollar basis, with the Company reinsuring up to 65% of each risk and any excess of its $4.0 million retention. A contingent liability exists with respect to reinsurance ceded should the reinsurers be unable to meet their obligations.

      During the predecessor and successor periods the Company ceded reinsurance on a variety of bases, including co-insurance and excess of retention, but in no case does the Company retain in excess of $4.0 million of risk on any one person for individual products and $6.0 million for last survivor products.

      At December 31, 2004 and 2003, respectively, reinsurance recoverables related to insurance contracts amounted to $796.0 million and $533.3 million, of which $383.4 million and $386.0 million relates to one specific reinsurer.

      The following table summarizes the effect of reinsurance:

                                                         SIX MONTHS      SIX MONTHS          Year            Year
                                                           ENDED            ENDED           Ended           Ended
                                                        DECEMBER 31,       JUNE 30,      December 31,    December 31,
                                                            2004            2004             2003            2002
                                                        -----------     -------------   -------------   -------------
                                                        (SUCCESSOR)     (PREDECESSOR)   (PREDECESSOR)   (PREDECESSOR)
                                                                                (IN MILLIONS)
Direct premiums.......................................  $     439.6     $     409.0      $     840.1     $     816.7
Reinsurance assumed...................................          8.7             -                8.0             7.2
Reinsurance ceded.....................................        (79.0)          (62.1)          (124.4)         (118.5)
                                                        -----------     -----------      -----------     -----------
Premiums..............................................  $     369.3     $     346.9      $     723.7     $     705.4
                                                        ===========     ===========      ===========     ===========

Universal Life and Investment-type Product  Policy
   Fee Income Ceded...................................  $      29.3     $      19.5      $      38.0     $      34.5
                                                        ===========     ===========      ===========     ===========
Policyholders' Benefits Ceded.........................  $      84.8     $      56.5      $     150.5     $     129.0
                                                        ===========     ===========      ===========     ===========
Interest Credited to Policyholders' Account Balances
   Ceded..............................................  $       1.2     $       1.1      $       2.4     $       2.9
                                                        ===========     ===========      ===========     ===========

17)   EMPLOYEE BENEFIT PLANS

      The Company has a qualified pension plan covering substantially all of MONY Life's salaried employees. The provisions of the plan provide both
      (a) defined benefit accruals based on: (i) years of service, (ii) the employee's final average annual compensation and (iii) wage bases or benefits under Social Security, and (b) defined contribution accruals based on a Company matching contribution equal to 100% of the employee's elective deferrals under the incentive savings plan for employees up to 3% of the employee's eligible compensation and an additional 2% of eligible compensation for each active participant. Effective June 15, 1999, prospective defined contribution accruals in the defined benefit plan ceased and were redirected to the Investment Plan Supplement for Employees of MONY Life. The Company did not make any contribution in the current or prior year under Section 404 of the Internal Revenue Code ("IRC") because the plan was fully funded under Section 412 of the IRC. MONY Life uses a December 31 measurement date for its pension plans and other postretirement benefits.

      During 2002, the Company amended its Qualified Pension plan, which increased certain benefit liabilities payable thereunder. The amendment resulted in an increase of $3.7 million in the plan's projected benefit obligation.

      The assets of the qualified pension plan are primarily invested in MONY Pooled Accounts which include common stock, real estate, and public and private fixed maturity securities. At December 31, 2004 and 2003, $311.6 million and $312.0 million, respectively, were invested in the MONY Pooled Accounts. Benefits of $16.6 million, $15.5 million, $34.0 million and $30.2 million were paid by this plan for the six months ended December 31, 2004, the six months ended June 30, 2004, and full years 2003 and 2002, respectively.

      MONY Life also sponsors a non-qualified employee excess pension plan, which provides both defined benefits and defined contribution accruals in excess of Internal Revenue Service ("IRS") limits to certain employees. The benefits are based on years of service and the employee's final average annual compensation. Pension benefits are paid from the Company's general account.

      Components of net periodic expense (credit) for the Company's qualified and non-qualified plans were as follows:

                                                         SIX MONTHS      SIX MONTHS
                                                            ENDED           ENDED          Year Ended          Year Ended
                                                         DECEMBER 31,      JUNE 30,        December 31,        December 31,
                                                            2004            2004               2003                2002
                                                         ------------    -------------    -------------       -------------
                                                         (SUCCESSOR)     (PREDECESSOR)    (PREDECESSOR)       (PREDECESSOR)
                                                                                   (IN MILLIONS)

Service cost..........................................  $        4.6     $        4.1    $         6.9       $        5.9
Interest cost on projected benefit obligations........          14.0             12.7             27.8               29.2
Expected return on assets ............................         (16.3)           (15.1)           (26.9)             (39.8)
Recognized net actuarial loss/(gain) .................             -              6.5             17.2                4.6
                                                        ------------     ------------    -------------       ------------
Net Periodic Pension Expense .........................  $        2.3     $        8.2    $        25.0       $       (0.1)
                                                        ============     ============    =============       ============


      The projected benefit obligations under the Company's qualified and non-qualified plans were comprised of:

                                                                                    DECEMBER 31,
                                                                               2004             2003
                                                                           -----------      -------------
                                                                           (SUCCESSOR)      (PREDECESSOR)
                                                                                  (IN MILLIONS)

Projected benefit obligations, beginning of year.........................   $    451.5       $    431.4
Service cost ............................................................          8.7              6.9
Interest cost ...........................................................         26.7             27.8
Actuarial losses ........................................................         35.1             29.5
Benefits paid ...........................................................        (36.5)           (44.1)
                                                                            ----------       ----------
Projected Benefit Obligations, End of Year ..............................   $    485.5       $    451.5
                                                                            ==========       ==========

      The change in plan assets and the funded status of the Company's qualified pension plan was as follows:

                                                                          SIX MONTHS      SIX MONTHS        Year
                                                                             ENDED           ENDED          Ended
                                                                         DECEMBER 31,      JUNE 30,      December 31,
                                                                             2004            2004           2003
                                                                         ------------   -------------  -------------
                                                                         (SUCCESSOR)    (PREDECESSOR)  (PREDECESSOR)
                                                                                        (IN MILLIONS)

Plan assets at fair value, beginning of period .........................  $  389.1       $  387.6       $  354.9
Actual return on plan assets ...........................................      30.6           18.2           68.2
Contributions ..........................................................       --             --            10.2
Benefits paid and fees .................................................     (17.6)         (16.7)         (45.7)
                                                                          --------       --------       --------
Plan assets at fair value, end of period ...............................     402.1          389.1          387.6
Projected benefit obligations ..........................................     485.5          455.3          451.5
                                                                          --------       --------       --------
Underfunding of plan assets over projected benefit obligations .........     (83.4)         (66.2)         (63.9)
Unrecognized prior service cost ........................................       --             --             2.2
Unrecognized net loss from past experience different from that assumed .      16.7            --           149.0
Unrecognized net asset at transition ...................................       --             --             1.0
                                                                          --------       --------       --------
(Accrued)/Prepaid Pension Cost, Net ....................................  $  (66.7)      $  (66.2)      $   88.3
                                                                          ========       ========       ========

      The prepaid pension cost for pension plans with assets in excess of projected benefit obligations was $0.0 million and $132.5 million and the accrued liability for pension plans with accumulated benefit obligations in excess of plan assets was $4.6 million and $0.0 million at December 31, 2004 and 2003, respectively.

      The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets for the qualified plan of the Company.

                                                                                       DECEMBER 31,
                                                                  ----------------------------------------------------------
                                                                          2004                              2003
                                                                       -----------                     -------------
                                                                       (SUCCESSOR)                     (PREDECESSOR)
                                                                                     (IN MILLIONS)
                                                                        ESTIMATED                      Estimated
                                                                       FAIR VALUE           %          Fair Value      %
                                                                  ----------------------- ------  ------------------ -------

         Corporate and government debt securities...............  $       109.0            27.1   $      112.4        29.0
         Equity securities......................................          288.3            71.7          238.3        61.5
         Equity real estate ....................................            -               -             15.5         4.0
         Cash and cash equivalents..............................            4.8             1.2           21.4         5.5
                                                                  -----------------------         ------------------
         Total Plan Assets......................................  $       402.1                   $      387.6
                                                                  =======================         ==================

      The primary investment objective of the Company's qualified plan is to maximize return on assets, giving consideration to prudent risk. Strategy with respect to asset mix is designed to meet, and, if possible, exceed the long-term rate-of-return assumptions for benefit obligations. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their high expected rate of return. Fixed income investments are included to provide less volatile return. Real Estate investments offer diversity to the total portfolio and long-term inflation protection.

      A secondary investment objective of the Company's qualified plan is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

      The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the combined twelve months ended December 31, 2004 and the year ended December 31, 2003.

                                                                                             2004               2003
                                                                                             ----               ----
          Discount rate:
            Benefit obligation...............................................               5.75%               6.1%
            Periodic cost....................................................               6.25%                --
          Rate of compensation increase:
            Benefit obligation and periodic cost (1).........................               5.75%                --
          Expected long-term rate of return on plan assets (periodic cost)...               8.5%                8.0%

-----------------
      (1) For MONY Life, no benefits bearing incentive compensation was assumed for 2003. Otherwise, benefits bearing compensation was assumed to increase by 4% for all participants eligible for incentive compensation and by 5% for all others.

      As noted above, the qualified pension plan's target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. Management reviewed the historical investment returns and the future expectations for returns from these asset classes to conclude that a long-term rate of return of 8.5% is reasonable.

      The Company also has a qualified money purchase pension plan covering substantially all career field underwriters. Company contributions of 5% of earnings plus an additional 2% of such earnings in excess of the social security wage base are made each year. At December 31, 2004 and 2003, the fair value of plan assets was $195.3 million and $188.2 million, respectively. For the six months ended December 31, 2004, the six months ended June 30, 2004, and full years 2003 and 2002, the Company contributed $0.4 million, $1.0 million, $2.2 million and $2.8 million to the plan, respectively, which amounts are reflected in "other operating costs and expenses" in the Company's consolidated statement of operations.

      The Company has a non-qualified defined contribution plan, which is unfunded. The non-qualified defined contribution plan projected benefit obligation, which equaled the accumulated benefit obligation, was $50.6 million and $61.2 million as of December 31, 2004 and 2003, respectively. The non-qualified defined contribution plan's net periodic expense was $3.2 million,

      $2.8 million, $11.1 million and $(2.7) million for the six months ended December 31, 2004, the six month ended June 30, 2004 and full years 2003 and 2002, respectively.

      The Company also has incentive savings plans in which substantially all employees and career field underwriters of MONY Life are eligible to participate. The Company matches field underwriter contributions up to 2% of eligible compensation and may also make an additional profit sharing contribution for non-officer employees. As with the employee excess plan, the Company also sponsors non-qualified excess defined contribution plans for both the field underwriter retirement plan and the incentive savings plan for field underwriters of MONY Life. The Company also sponsors several other 401(k) plans for its smaller subsidiaries which the Company considers immaterial.

      The Company provides certain health care and life insurance benefits for retired employees and field underwriters of MONY Life. Assumed health care cost trend rates typically have a significant effect on the amounts reported for health care plans, however, under the Company's postretirement healthcare plan, there is a per capita limit on the Company's healthcare costs. As a result, a one-percentage point change in the assumed healthcare cost trend rates would have an immaterial effect on amounts reported.

      Components of the Company's net postretirement benefits costs follow:

                                                              SIX MONTHS      SIX MONTHS
                                                                ENDED           ENDED        Year Ended     Year Ended
                                                             DECEMBER 31,      JUNE 30,     December 31,   December 31,
                                                                 2004            2004           2003            2002
                                                             ------------   -------------   -------------  -------------
                                                             (SUCCESSOR)    (PREDECESSOR)   (PREDECESSOR)  (PREDECESSOR)
                                                                                   (IN MILLIONS)

Service cost ..............................................   $      0.9      $      0.9     $    1.7       $    1.5
Interest cost on projected benefit obligations ............          3.1             3.0          6.4            6.7
Expected return on assets .................................           --              --           --             --
Net amortization and deferrals ............................           --             1.4          3.0            3.0
Recognized net actuarial loss/(gain) ......................           --              --          0.1             --
                                                              ----------      ----------     --------      ---------
Net Periodic Pension Expense ..............................   $      4.0      $      5.3     $   11.2      $    11.2
                                                              ==========      ==========     ========      =========


      The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's financial statements:

                                                                   SIX MONTHS     SIX MONTHS        Year
                                                                      ENDED          ENDED          Ended
                                                                  DECEMBER 31,     JUNE 30,     December 31,
                                                                      2004           2004           2003
                                                                  ------------   -------------  -------------
                                                                  (SUCCESSOR )   (PREDECESSOR)  (PREDECESSOR)
                                                                                 (IN MILLIONS)

Accumulated postretirement benefits obligation, beginning of
  period .......................................................  $     103.2    $     106.9      $      102.1
Service cost ...................................................          0.9            0.9               1.7
Interest cost ..................................................          3.1            3.1               6.4
Benefits paid ..................................................         (3.5)          (5.8)             (7.7)
Actuarial losses ...............................................          6.0           (1.9)              4.4
                                                                  -----------    -----------      ------------
Accumulated postretirement benefits obligation, end of period ..        109.7          103.2             106.9
Unrecognized prior service cost ................................          --               -               0.6
Unrecognized transition obligation .............................          --               -             (27.5)
Unrecognized net loss from past experience different from that
  assumed and from changes in assumptions ......................         (6.5)             -             (16.3)
                                                                  -----------    -----------      ------------
Accrued Postretirement Benefits Cost ...........................  $     103.2    $     103.2      $       63.7
                                                                  ===========    ===========      ============

      The following table discloses the weighted-average assumptions used to measure the Company's postretirement benefit obligation and related net periodic cost at and for the combined twelve months ended December 31, 2004 and the year ended December 31, 2003.

                                                                          2004               2003
                                                                          ----               ----
          Discount rate:
            Benefit obligation..................................         5.75%               6.1%
            Periodic cost.......................................         6.25%               5.0%

      In 1993 the Company announced a limit on the amount that would be contributed toward retiree healthcare. The Company's limit was reached in 2002. As a result, no future health care cost trend rate was assumed in measuring any postretirement benefit obligation or related cost at and for the years ended December 31, 2004 and 2003, except for the Company's dental plan, for which an assumed medical cost trend rate of 5% was applied. Therefore an increase or decrease of 1% in the health care cost trend rate has no material impact on either the service or interest components of net periodic postretirement benefit costs or on the related accumulated postretirement benefit obligation.

      The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2005, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2004 and include benefits attributable to estimated future employee service.

                                                       PENSION BENEFITS       OTHER BENEFITS
                                                      ------------------     ----------------
                                                                   (IN MILLIONS)

                            2005......................  $      24.4            $        7.4
                            2006......................  $      24.8            $        7.5
                            2007......................  $      25.2            $        7.6
                            2008......................  $      25.6            $        7.7
                            2009......................  $      26.2            $        7.8
                            Years 2010 - 2014.........  $     147.0            $       39.4



      On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "Act") was signed into law. The Act introduces a prescription drug benefit under Medicare Part D as well as a Federal subsidy to employers who provide an "actuarial equivalent" prescription drug benefit to employees. The requirements under the Act are not expected to have a material impact on the Company's results of operations and financial position.

18)   FAIR VALUE OF FINANCIAL INSTRUMENTS

      The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

      Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments were not material at December 31, 2004 and 2003.

      Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

      Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

      The estimated fair values for the Company's supplementary contracts not involving life contingencies ("SCNILC") and certain annuities, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

      The fair values for single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

      Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates.

      The carrying values and estimated fair values for financial instruments not previously disclosed in Notes 4 and 11 are presented below:

                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              2004                               2003
                                                ---------------------------------  ---------------------------------
                                                          (SUCCESSOR)                      (PREDECESSOR)
                                                   CARRYING        ESTIMATED         Carrying          Estimated
                                                    VALUE          FAIR VALUE          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)
        Consolidated MONY Life:
        Mortgage loans on real estate..........  $    1,777.9     $     1,815.5     $     1,782.4     $    1,926.9
        Other limited partnership interests....         154.8             154.8             177.6            177.6
        Policy loans...........................       1,136.6           1,192.0           1,180.0          1,246.4
        Policyholders liabilities:
           Investment contracts................       1,785.6           1,776.2           1,727.4          1,701.1
        Long-term debt.........................         216.9             218.1             216.9            217.8
        Closed Block:
        Mortgage loans on real estate..........  $      592.5     $       612.7     $       593.6     $      647.5
        Policy loans...........................       1,025.0           1,062.6           1,078.0          1,126.1



19)   COMMITMENTS AND CONTINGENT LIABILITIES

      In addition to its debt and lease commitments discussed in Notes 11 and 21, from time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2004, these arrangements include commitments by the Company, to provide equity financing of $65.1 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

      The Company had $0.6 million of undrawn letters of credit related to reinsurance at December 31, 2004. The Company had $86.3 million in commitments under existing mortgage loan agreements at December 31, 2004.

20)   LITIGATION

      (i)Since 1995 a number of purported class actions have been commenced in various state and federal courts against MONY Life and MLOA alleging that they engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies from the early 1980s through the mid 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and/or violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases seek primarily equitable relief (e.g., reformation, an accounting, specific performance, mandatory injunctive relief prohibiting MONY Life and MLOA from canceling policies for failure to make required premium payments, imposition of a constructive trust and/or creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts. MONY Life and MLOA have answered the complaints in each action (except for one being voluntarily held in abeyance). MONY Life and MLOA have denied any wrongdoing and have asserted numerous affirmative defenses.

      In June 1996, the New York State Supreme Court certified one of those cases, Goshen v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America (now known as DeFillippo, et al. v. The Mutual Life Insurance Company of New York and MONY Life Company of America), a class action filed as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole or universal life insurance policy issued by MONY Life and MLOA and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. In March 1997, MONY Life and MLOA filed a motion to dismiss or, alternatively, for summary judgment on all counts of the complaint. In October 1997, the New York State Supreme Court granted MONY Life's and MLOA's motion for summary judgment and dismissed all claims filed in the Goshen case against MONY Life and MLOA. In December 1999, the New York State Court of Appeals affirmed the dismissal of all but one of the claims in the Goshen case (a claim under the New York General Business Law ("GBL"), which was remanded back to the New York State Supreme Court for further proceedings consistent with the opinion. The New York State Supreme Court subsequently reaffirmed that, for purposes of the remaining New York GBL claim, only New York purchasers could proceed with such claims. In July 2002, the New York Court of Appeals affirmed the New York State Supreme Court's decision holding that only New York purchasers could assert GBL ss.349 claims (New York's Consumer Protection Statute). In September 2002 in light of the New York Court of Appeals' decision, MONY Life and MLOA filed a motion to decertify the class with respect to the sole remaining claim in the case. By orders entered in April and May 2003, the New York State Supreme Court denied preliminarily the motion for decertification, but held the issue of decertification in abeyance pending appeals by plaintiffs in related cases and a hearing on whether the class, or a modified class, could satisfy the requirements of the class action statute in New York. In December 2004, the Appellate Division, First Department unanimously reversed the denial of MONY Life's motion for decertification, and ordered decertification of the class with respect to the sole remaining GBL claim. In March 2005, the Appellate Division denied plaintiffs' motion for reargument or, alternatively, for leave to appeal that decision to the Court of Appeals.

      With the exception of one putative class action currently pending in the Eastern District of Michigan (Stockler v. MONY Life Insurance Company of America), all other putative class actions have been consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts. While most of the cases before the District Court have been held in abeyance pending the outcome in Goshen, in June 2003, the Court granted plaintiffs in two of the constituent cases (the McLean and Snipes cases) leave to amend their complaints to delete all class action claims and allegations other than (in the case of McLean) those predicated on alleged violations of the Massachusetts and Illinois consumer protection statutes. In November 2003, the Court in McLean entered an order granting defendants' motion for summary judgment on res judicata grounds as to the individual claims of the proposed class representatives of the putative statewide class comprised of Massachusetts purchasers, but denied the motion on statute of limitations grounds as to the individual claims of the proposed class representatives of the putative state wide class of Illinois purchasers. An agreement in principle has been reached to settle the claims of the individual Illinois plaintiffs which, if consummated, will result in the dismissal of their claims under the Illinois consumer protection statute.

      (ii) In January 2004 and March 2004, lawsuits entitled Davis v. MLOA, MONY Life and Dearing and Profit v. MLOA, MONY Life, and Dearing , respectively, were filed by the same counsel in Mississippi alleging fraud in connection with the sale of certain life policies. In April 2004, MONY Life removed these cases to Federal Court on diversity and ERISA grounds and moved to have them consolidated. Plaintiffs' counsel opposed the motion to consolidate and filed a motion for remand-based discovery. Both motions were granted. An agreement in principle has been reached to settle these and other related claims. Additionally, there are other potential claimants in Mississippi, who have raised concerns about certain MONY life insurance policies.

      (iii) The ten similar and previously disclosed putative class action lawsuits, arising out of the Holding Company's acquisition of MONY, and filed between September and October 2003, against the Holding Company (and in some cases AIMA Acquisition Co., a wholly owned subsidiary of AXA Financial ("AIMA")), MONY and MONY's directors in the Court of Chancery of the State of Delaware in and for New Castle County, entitled Beakovitz v. AXA Financial, Inc., et al.; Belodoff v. The MONY Group Inc., et al.; Brian v. The MONY Group Inc. et al.; Bricklayers Local 8 and Plasterers Local 233 Pension Fund v. The MONY Group, Inc., et al.; Cantor v. The MONY Group, Inc., et al.; E.M. Capital, Inc. v. The MONY Group, Inc., et al.; Garrett v. The MONY Group, Inc., et al.; Lebedda v. The MONY Group, Inc., et al.; Martin v. Roth, et al.; and Muskal v. The MONY Group, Inc., et al. (collectively, the "MONY Stockholder Litigation") have been settled and dismissed with prejudice. The Company's management does not believe the outcome of this matter will have a material impact on the Company's consolidated financial position or results of operations.

      Related to the MONY Stockholder Litigation, the Holding Company, MONY and MONY's directors were named in two putative class action lawsuits filed in New York State Supreme Court in Manhattan, entitled Laufer v. The MONY Group, Inc., et al. and North Border Investments v. Barrett, et al. A stipulation of discontinuance for the North Border action was filed with the New York State Supreme Court in November, 2004.

      The previously disclosed lawsuit entitled The MONY Group Inc. v. Highfields Capital Management LP, Longleaf Partners Small-Cap Fund and Southeastern Asset Management, has been settled and dismissed without prejudice. The Company's management does not believe the outcome of this matter will have a material impact on the Company's consolidated financial position or results of operations.

      (iv) In December 2003, Enron Corp., by its Bankruptcy Trustee commenced an action entitled Enron Corp. v. J.P. Morgan Securities, Inc., et al. against MONY Life and 119 other corporate defendants regarding alleged preferential transfers pertaining to the early payment or redemption by Enron of its short-term commercial paper held by MONY and the other corporate entities. In February 2004, MONY and all co-defendants moved to dismiss the complaint. In September 2004, oral argument was heard on the motions to dismiss. The motions are still pending a decision by the Court.

                                   ----------

      Although the outcome of litigation generally cannot be predicted with certainty, management believes that the ultimate resolution of the litigations described above should not have a material adverse effect on the financial position of the Company. Except as noted above, management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

      In addition to the matters previously reported and those described above, MLOA is involved in various legal actions and proceedings in connection with its business. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

21)   LEASES

      The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2005 and the four successive years are $26.5 million, $24.8 million, $23.0 million, $21.6 million, $11.6 million and $75.4 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2005 and the four successive years is $4.6 million, $4.3 million, $3.6 million, $3.2 million, $0.8 million and $5.6 million thereafter.

      At December 31, 2004, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2005 and the four successive years is $5.5 million, $3.8 million, $0.6 million, $0.5 million, $0.5 million and $3.8 million thereafter.

22)   STATUTORY FINANCIAL INFORMATION

      MONY Life is restricted as to the amounts it may pay as dividends to MONY Holdings. Under New York Insurance Law, a domestic life insurer may without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would not permit MONY Life to pay any shareholder dividends during 2005. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution.

      For 2004, 2003 and 2002, the Company's statutory net (loss) gain was $(307.2) million, $45.9 million and $13.1 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $911.4 million and $1,072.5 million at December 31, 2004 and 2003, respectively. In 2004, 2003 and 2002, respectively, dividends of $33.0 million, $25.0 million and $90.0 million were paid by MONY Life.

      At December 31, 2004, the Company, in accordance with various government and state regulations, had $7.7 million of securities deposited with such government or state agencies.

      At December 31, 2004 and for the year then ended, there was no difference in net income resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2004. At December 31, 2004 there was a difference in capital and surplus of $12.3 million resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures. The difference in capital and surplus relates to goodwill arising from the purchase of a subsidiary, controlled or affiliated entity, which is written off directly to surplus in the year it originates by New York domiciled companies. In NAIC Accounting Practices and Procedures, goodwill in amounts not exceeding 10% of an insurer's capital and surplus may be capitalized and all amounts of goodwill are amortized to unrealized gains and losses on investments over periods not to exceed 10 years.

      Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance units under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) computer software development costs are capitalized under GAAP but expensed under SAP; (h) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP and (i) the fair valuing of all acquired assets and liabilities, including VOBA assets, required for GAAP purchase accounting but not for SAP.

23)   REORGANIZATION AND OTHER CHARGES

      During 2003, the Company recorded charges aggregating $5.8 million as part of the Company's continuing initiative to enhance operating efficiency and effectively allocate resources. These charges consisted of: (i) severance and related benefits of $1.1 million incurred in connection with the merger of MONY Asset Management, Inc.'s ("MAM") operations into Boston Advisors, a subsidiary of The Advest Group, Inc., and the resulting termination of certain employees of MONY Life that provided professional services to MAM pursuant to a service agreement between MAM and MONY Life;
      (ii) losses from the abandonment of leased offices of $1.3 million; (iii) losses from the abandonment of leased space in the Company's home office of $2.0 million; (iv) write-offs of unused furniture and equipment in certain abandoned agency offices of $1.3 million; and (v) moving and alteration costs incurred in connection with the consolidation of leased space in the Company's home office of $0.2 million. The severance actions were substantially completed during the fourth quarter of 2003. The reserves established for the abandonment of leased agency offices and leased space in the Company's home office are expected to run-off through 2008 and 2016, respectively. See Note 2 for information regarding the liabilities established in 2004 in connection with the acquisition of MONY by the Holding Company. All of the charges recorded in 2003 represented "costs associated with exit or disposal activities" as described in Statement of Financial Accounting Standard 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146").

      During the fourth quarter of 2002, the Company recorded reorganization and other charges aggregating approximately $7.2 million as part of the Company's initiative to enhance operating efficiency, more effectively allocate resources and capital, and discontinue certain non-core operations. Of these charges, $7.2 million met the definition of "restructure charges" as defined by Emerging Issues Task Force Consensus 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)". The 2002 restructure charge consisted of severance and related benefits resulting from headcount reductions of 161 and 26 in the Company's home office and career agency system, respectively, as well as losses from the abandonment of certain leased offices and equipment. The remaining restructuring liabilities primarily relate to lease abandonment costs and are expected to run-off through 2007.

      The following table summarizes the components of the aforementioned charges recorded in 2003 and 2002, respectively.

                                                     Year Ended      Year Ended
                                                     December 31,    December 31,
                                                       2003 (1)        2002 (2)
                                                     ------------    ------------
                                                            (IN MILLIONS)
REORGANIZATION CHARGES:
Severance benefits and incentive compensation ......  $    1.1        $    6.1
Leased offices and equipment .......................       2.5             1.1
Lease abandonment and other ........................       2.2              --
                                                      --------        --------
TOTAL REORGANIZATION CHARGES BEFORE TAX               $    5.8        $    7.2
                                                      ========        ========
TOTAL REORGANIZATION CHARGES AFTER TAX                $    3.8        $    4.7
                                                      ========        ========


------------
(1) All of the reorganization charges recorded in 2003 were "costs associated with exit or disposal activities" as described in SFAS 146.
(2) All of the reorganization charges recorded in 2002 met the definition of "restructuring charges" as defined by EITF 94-3.

      Set forth below is certain information regarding the liability recorded in connection with the Company's restructuring actions, as well as the changes therein during the year ended December 31, 2003. Such liability is reflected in "other liabilities" on the Company's consolidated balance sheet.

                                                                                                          Total
                                                                                        Other         Restructuring
                                                                    Severance        Restructure         Charge
                                                                    Benefits           Charges          Liability
                                                               -----------------   ---------------   --------------
                                                                                     (IN MILLIONS)
PREDECESSOR BALANCE, DECEMBER 31, 2002........................ $             7.8   $           4.8   $         12.6
Charges.......................................................               1.1               4.7              5.8
Payments (1)..................................................              (7.3)             (5.5)           (12.8)
                                                                            (0.7)              --              (0.7)
                                                               -----------------   ---------------   --------------
Change in reserve estimates...................................               0.9               4.0              4.9
PREDECESSOR BALANCE, DECEMBER 31, 2003........................
Charges.......................................................               1.0               0.1              1.1
Payments......................................................              (0.9)             (1.6)            (2.5)
Change in reserve estimates...................................                --                --               --
                                                               -----------------   ---------------   --------------
                                                                             1.0               2.5              3.5
PREDECESSOR BALANCE, JUNE 30, 2004............................
Effect of push-down accounting of AXA Financial's
  purchase price on the Company's net assets..................                --              (1.2)            (1.2)
                                                               -----------------   ---------------   --------------
SUCCESSOR  BALANCE, JULY 1, 2004..............................               1.0               1.3              2.3
Charges.......................................................                --                --               --
Payments......................................................              (1.0)             (1.1)            (2.1)
Change in reserve estimates ..................................                --                --               --
                                                               -----------------   ---------------   --------------
SUCCESSOR BALANCE, DECEMBER 31, 2004.......................... $              --   $           0.2   $          0.2
                                                               =================   ===============   ==============


----------
(1) Payments in 2003 included the non-cash write-off of $1.3 million in unused equipment in certain abandoned leased offices.

                                     PART C

                               OTHER INFORMATION


Item 26.  Exhibits

(a)  Board of Directors Resolution

     (1) Resolution of the Board of Trustees of The Mutual Life Insurance Company of New York authorizing establishment of MONY Variable Account L (1)

(b)  Custodian Agreements. Not Applicable.

(c)  Underwriting Contracts.

     (1) Underwriting Agreement between The Mutual Life Insurance Company of New York, MONY Series Fund, Inc. and MONY Securities Corp. (13)

     (2) Proposed specimen agreement between MONY Securities Corp. and registered representatives (3)

     (3) Specimen commission schedule (Career Contract Schedule) (5)

     (4) Wholesale Distribution Agreement between MONY Life Insurance Company and MONY Securities Corporation and AXA Distributors, LLC, et al. (2)

     (5) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC. (6)

     (6) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC. (7)

(d)  Contracts.

     (1) Specimen form of policy (12)

     (2) Form of Term Life Rider (4)

     (3) Form of Spouse's Yearly Renewable Term Rider (4)

     (4) Form of Purchase Option Rider (4)

     (5) Form of Waiver of Monthly Deduction Rider (4)

     (6) Form of Children's Term Life Insurance Rider (4)

(e)  Applications.

     (1) Revised application form for Life Insurance (16)

     (2) Application Supplement (12)

     (3) Spouse Term Rider Supplement (12)

     (4) Term Conversion Purchase Option Supplement (12)

     (5) Substance Usage Supplement (12)

     (6) Aviation Supplement (12)

     (7) Avocation Supplement (12)

     (8) Children's Term Rider Supplement (12)

     (9) Foreign Residence and Travel Supplement (12)

    (10) Financial Supplement

    (11) Temporary Insurance Agreement (16)

(f)  Depositor's Certificate of Incorporation and By-Laws.

     (1) Restated Charter of MONY Life Insurance Company (as Amended July 22,
         2004). (2)

     (2) By-Laws of MONY Life Insurance Company (as Amended July 22, 2004). (2)

(g)  Reinsurance Contracts.

(g)(1) Form of Automatic Reinsurance Agreement between MONY Life Insurance Company and The Canada Life Assurance Company - No. 2004-30T. (14)

(g)(2) Form of Automatic Reinsurance Agreement between MONY Life Insurance Company and General & Cologne Life Re of America - No. 2004-31T. (14)

(g)(3) Form of Automatic Reinsurance Agreement between MONY Life Insurance Company and RGA Reinsurance Company - No. 2004-33T. (14)

(g)(4) Form of Automatic Reinsurance Agreement between MONY Life Insurance Company and Security Life of Denver Insurance Company - No. 2004-32T.
         (14)

(g)(5) Form of Reinsurance Agreement among Continental Assurance Company, MONY Life Insurance Company and MONY Life Insurance Company of America
         - No. M158-100. (16)

(g)(6) Automatic Bulk YRT Non-Refund Agreement among MONY Life Insurance Company, MONY Life Insurance Company of America and Allianz Life Insurance Company of North America. (8)

(h)  Participation Agreements.

    (1) Participation Agreement among The Alger American Fund, MONY Life Insurance Company and MONY Life Insurance Company of America (9)

          (i) Amendment (13)

    (2) Participation Agreement among EQ Advisors Trust, AXA Distributors, LLC, AXA Advisors, LLC and MONY Life Insurance Company (2)

    (3) Participation Agreement among INVESCO Variable Investment Funds, Inc., MONY Life Insurance Company and MONY Life Insurance Company of America
        (9)

    (4) Participation Agreement among Janus Aspen Series, MONY Life Insurance Company and MONY Life Insurance Company of America (9)

          (i) Amendment (13)

    (5) Participation Agreement among Lord Abbett Series Fund, MONY Life Insurance Company and MONY Life Insurance Company of America (9)

    (6) Participation Agreement among MFS Variable Insurance Trust, MONY Life Insurance Company and MONY Life Insurance Company of America (9)

          (i) Amendment (13)

    (7) Participation Agreement among PBHG Insurance Series Fund, MONY Life Insurance Company and MONY Life Insurance Company of America (11)

          (i) Amended Participation Agreement between PBHG Insurance Series Fund and MONY Life Insurance Company (11)

    (8) Participation Agreement among PIMCO Variable Insurance Trust, MONY Life Insurance Company and MONY Life Insurance Company of America (9)

    (9) Participation Agreement among The Universal Institutional Funds, Inc., MONY Life Insurance Company and MONY Life Insurance Company of America
        (9)

          (i) Amendment (13)

   (10) Form of specimen Participation Agreement for MONY Life Insurance Company and MONY Life Insurance Company of America with Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund Inc., Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index
        Fund), and Dreyfus Investment Portfolios (13)

          (i) Amendment (13)

   (11) Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., MONY Life Insurance Company and Securities Corporation (13)

   (l2) Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and MONY Life Insurance Company (13)

   (13) Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and MONY Securities Corporation (12)

(i)  Administrative Contracts.  Not applicable.

(j)  Other Material Contracts.

            (a)  Powers of Attorney. (15)

(i) Power of Attorney for Christopher M. Condron, Chairman of the Board, President and Chief Executive Officer and Director
(ii) Power of Attorney for Stanley B. Tulin, Vice Chairman of the Board, Chief Financial Officer and Director
(iii) Power of Attorney for Alvin H. Fenichel, Senior Vice President and Controller
(iv)     Power of Attorney for Bruce W. Calvert, Director
(v)      Power of Attorney for Henri de Castries, Director
(vi)     Power of Attorney for Claus-Michael Dill, Director
(vii)    Power of Attorney for Denis Duverne, Director
(viii)   Power of Attorney for John C. Graves, Director
(ix)     Power of Attorney for Mary R. (Nina) Henderson, Director
(x)      Power of Attorney for James F. Higgins, Director
(xi)     Power of Attorney for W. Edwin Jarmain, Director
(xii)    Power of Attorney for Christina Johnson Wolff, Director
(xiii)   Power of Attorney for Scott D. Miller, Director
(xiv)    Power of Attorney for Joseph H. Moglia, Director
(xv)     Power of Attorney for Peter J. Tobin, Director

(k)  Legal Opinion.

    (1) Opinion and consent of Dodie Kent, Vice President and Counsel. (14)

(l) Actuarial Opinion.

    (1) Opinion and consent of Linda Rodway, Vice President. (14)

 (m) Calculations. (14)

 (n) Other Opinions.

     (1) Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm. (14)

(o) Omitted Financial Statements. No financial statements are omitted from Item 24.

(p) Initial Capital Agreements. Not Applicable.

(q) Redeemability Exemption. (11)

---------------------

(1) Incorporated herein by reference to post-effective amendment no. 2 to the registration statement on Form N-4 (File No. 333-92312) filed on June 3, 2003.

(2) Incorporated herein by reference to the registration statement on Form N-4 (File No. 333-72714) filed on April 25, 2005.

(3) Incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April
      30, 2003.

(4) Incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-72590) filed on March 3, 2003.

(5) Incorporated herein by reference to pre-effective amendment no. 1 to registration statement on Form S-6 (File No. 333-72596) filed on December 7, 2001.

(6) Incorporated herein by reference to Exhibit No. 3.(i) to registration statement on Form N-4 (File No. 333-05593) filed on April 20, 2005.

(7) Incorporated herein by reference to Exhibit No. 3.(j) to registration statement on Form N-4 (File No. 333-05593) filed on April 20, 2005.

(8) Incorporated herein by reference to post-effective amendment no. 4 to the registration statement on Form N-6 (File No. 333-72596) filed on April 30, 2003.

(9) Incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-4 (File No. 333-92320) filed on September 17, 2002.

(10) Incorporated herein by reference to post-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 3, 2004.

(11) Incorporated herein by reference to post-effective amendment no. 4 to the registration statement on Form N-6 (File No. 333-72590) filed on April 20, 2003.

(12) Incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104162) filed on May 28, 2003.

(13) Incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 29, 2003.

(14)  Filed herewith.

(15) Incorporated herein by reference to the registration statement on Form N-6 (File No. 333-104156) filed on February 8, 2005.

(16) Incorporated herein by reference to the registration statement in Form N-6 (File No. 333-104162) filed on April 28, 2005.


Item 27.    Directors and Officers of the Depositor

      *The business address for all officers and directors of MONY Life Insurance Company ("MONY") is 1290 Avenue of the Americas, New York, New York 10104.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY
----------------                            -------------

DIRECTORS

Bruce W. Calvert                            Director
Alliance Capital Management Corporation
1345 Avenue of the Americas
New York, NY 10105

Claus-Michael Dill                          Director
AXA Konzern AG
Colonia-Allee 10-20
D-51067 Cologne, Germany

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

John C. Graves                              Director
Graves Ventures, LLC
130 Fifth Avenue
New York, NY 10011

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY
----------------                            ---------

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

W. Edwin Jarmain                            Director
Jarmain Group Inc.
77 King Street West
Toronto, M5K 1K2
Canada

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Christina M. Johnson                        Director
Christina Johnson and Associates
200 Railroad Avenue
Greenwich, CT 06830

Scott D. Miller                             Director
Six Sigma Academy
315 East Hopkins Street
Suite 401
Aspen, CO 81611

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY
----------------                            ---------

Joseph H. Moglia                            Director
Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Peter J. Tobin                              Director
St. John's University
101 Murray Street
New York, NY 10007


OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*Jerald E. Hampton                          Executive Vice President

*Robert S. Jones, Jr.                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY
----------------                            ---------

*Paul J. Flora                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Edward J. Hayes                            Senior Vice President

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*Anthony C. Pasquale                        Senior Vice President

*Pauline Sherman                            Senior Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Senior Vice President and Actuary

Item 28. Persons Controlled by or Under Common Control With the Depositor or Registrant

      No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of MONY Life Insurance Company.

AXA's Abbreviated AXA Organizational Chart and the AXA Organizational Chart are incorporated by reference to Exhibit 26 to Registration Statement (File No. 333-05593) on Form N-4 filed April 20, 2005.


AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
          LAST UPDATED: 04/13/2005

                                                                                                        State of        State of
                                                                                          Type of      Incorp. or      Principal
                                                                                         Subsidiary     Domicile       Operation
                                                                                         ----------     --------       ---------

                                                                                                    --------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                                    DE              NY
------------------------------------------------------------------------------------------------------------------------------------
      Frontier Trust Company, FSB  (Note 7)                                                                ND              ND
      ------------------------------------------------------------------------------------------------------------------------------
      The Advest Group, Inc.                                                                HCO            DE              CT
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                        Operating         DE              CO
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                                      Operating         DE              NY
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                        Operating         DE              NY
      ------------------------------------------------------------------------------------------------------------------------------
      Matrix Capital Markets Group, Inc.                                                 Operating         VA              VA
      ------------------------------------------------------------------------------------------------------------------------------
      Matrix Private Equities, Inc.                                                      Operating         VA              VA
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                                    HCO            DE              NY
      ------------------------------------------------------------------------------------------------------------------------------
              MONY Life Insurance Company *                                              Insurance         NY              NY
              ----------------------------------------------------------------------------------------------------------------------
                   MONY International Holdings, LLC                                         HCO            DE              NY
                   -----------------------------------------------------------------------------------------------------------------
                           MONY International Life Insurance Co. Seguros de Vida S.A.    Insurance     Argentina       Argentina
                           ---------------------------------------------------------------------------------------------------------
                           MONY Financial Resources of the Americas Limited                 HCO         Jamaica         Jamaica
                           ---------------------------------------------------------------------------------------------------------
                           MONY Bank & Trust Company of the Americas, Ltd.               Operating   Cayman Islands  Cayman Islands
                           ---------------------------------------------------------------------------------------------------------
                               MONY Consultoria e Correctagem de Seguros Ltda.           Operating       Brazil          Brazil
                               -----------------------------------------------------------------------------------------------------
                               MONY Life Insurance Company of the Americas, Ltd. *       Insurance   Cayman Islands  Cayman Islands
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Life Insurance Company of America *                              Insurance         AZ              NY
                   -----------------------------------------------------------------------------------------------------------------
                       Enterprise Accumulation Trust                                     Operating         MA              GA
                       -------------------------------------------------------------------------------------------------------------
                       Mony Series Funds, Inc.                                           Operating         MD              NY
                   -----------------------------------------------------------------------------------------------------------------
                   Sagamore Financial, LLC                                                  HCO            OH              OH
                   -----------------------------------------------------------------------------------------------------------------
                       U.S. Financial Life Insurance Company *                           Insurance         OH              OH
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Financial Services, Inc.                                            HCO            DE              NY
                   -----------------------------------------------------------------------------------------------------------------
                       Financial Marketing Agency, Inc.                                  Operating         OH              OH
                       -------------------------------------------------------------------------------------------------------------
                       MONY Brokerage, Inc.                                              Operating         DE              PA
                       -------------------------------------------------------------------------------------------------------------
                       1740 Ventures, Inc.                                               Operating         NY              NY
                       -------------------------------------------------------------------------------------------------------------
                       Enterprise Capital Management, Inc.                               Operating         GA              GA
                       -------------------------------------------------------------------------------------------------------------
                       MONY Assets Corp.                                                    HCO            NY              NY
                       -------------------------------------------------------------------------------------------------------------
                       1740 Advisers, Inc.                                               Operating         NY              NY
                       -------------------------------------------------------------------------------------------------------------
                       MONY Securities Corporation                                       Operating         NY              NY
      ------------------------------------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)                                                               DE              NY
      ------------------------------------------------------------------------------------------------------------------------------
          AXA Distribution Holding Corporation  (Note 2)                                                   DE              NY
          --------------------------------------------------------------------------------------------------------------------------
              AXA Advisors, LLC     (Note 5)                                                               DE              NY
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network, LLC     (Note 6)                                              Operating         DE              NY
              ----------------------------------------------------------------------------------------------------------------------
                   AXA Network of Alabama, LLC                                           Operating         AL              AL
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Network of Connecticut, Maine and New York, LLC                   Operating         DE              NY
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of Massachusetts, LLC                    Operating         MA              MA
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Network of Nevada, Inc.                                           Operating         NV              NV
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Network of Puerto Rico, Inc.                                      Operating        P.R.            P.R.
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of of Texas, Inc.                        Operating         TX              TX
                   -----------------------------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company (Note 2 & 9) *                            Insurance         NY              NY
          --------------------------------------------------------------------------------------------------------------------------
              AXA Life and Annuity Company * (Note 10)                                   Insurance         CO              CO
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Deal Flow Fund, L.P.                                             Investment        DE              NY
              ----------------------------------------------------------------------------------------------------------------------
                   Equitable Managed Assets, L.P.                                        Investment        DE              NY
                   -----------------------------------------------------------------------------------------------------------------
              Real Estate Partnership Equities (various)                                 Investment        **
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Holdings, LLC  (Notes 3 & 4)                                        HCO            NY              NY
              ----------------------------------------------------------------------------------------------------------------------
                   See Attached Listing A
              ----------------------------------------------------------------------------------------------------------------------
              ACMC, Inc.     (Note 4)                                                       HCO            DE              NY
              ----------------------------------------------------------------------------------------------------------------------
              Wil-Gro, Inc                                                               Investment        PA              PA
              ----------------------------------------------------------------------------------------------------------------------
              STCS, Inc.                                                                 Investment        DE              NY
              ----------------------------------------------------------------------------------------------------------------------
              EVSA, Inc.                                                                 Investment        DE              PA
              ----------------------------------------------------------------------------------------------------------------------

                                                                                                                           Parent's
                                                                                                              Number of   Percent of
                                                                                             Federal           Shares      Ownership
                                                                                            Tax ID #            Owned     or Control
                                                                                            ---------           -----     ----------

                                                                                     ----------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                     13-3623351
-----------------------------------------------------------------------------------------------------------
      Frontier Trust Company, FSB  (Note 7)                                                 45-0373941           1,000      100.00%
      -----------------------------------------------------------------------------------------------------
      The Advest Group, Inc.                                                                13-4139153                      100.00%
      -----------------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                           75-2961816                      100.00%
      -----------------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                                         13-4194065                      100.00%
      -----------------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                           13-4194080                      100.00%
      -----------------------------------------------------------------------------------------------------
      Matrix Capital Markets Group, Inc.                                                    54-1533186                      100.00%
      -----------------------------------------------------------------------------------------------------
      Matrix Private Equities, Inc.                                                         54-1968996                      100.00%
      -----------------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                                    13-3976138                      100.00%
      -----------------------------------------------------------------------------------------------------
              MONY Life Insurance Company *                                                 13-1632487                      100.00%
              ---------------------------------------------------------------------------------------------
                   MONY International Holdings, LLC                                         13-3790446                      100.00%
                   ----------------------------------------------------------------------------------------
                           MONY International Life Insurance Co. Seguros de Vida S.A.       98-0157781                      100.00%
                           --------------------------------------------------------------------------------
                           MONY Financial Resources of the Americas Limited                                                  99.00%
                           --------------------------------------------------------------------------------
                           MONY Bank & Trust Company of the Americas, Ltd.                  98-0152047                      100.00%
                           --------------------------------------------------------------------------------
                               MONY Consultoria e Correctagem de Seguros Ltda.                                               99.00%
                               ----------------------------------------------------------------------------
                               MONY Life Insurance Company of the Americas, Ltd. *          98-0152046                      100.00%
                   ----------------------------------------------------------------------------------------
                   MONY Life Insurance Company of America *                                 86-0222062                      100.00%
                   ----------------------------------------------------------------------------------------
                       Enterprise Accumulation Trust                                        58-6303987                      100.00%
                       ------------------------------------------------------------------------------------
                       Mony Series Funds, Inc.                                              13-3388742                      100.00%
                   ----------------------------------------------------------------------------------------
                   Sagamore Financial, LLC                                                  31-1296919                      100.00%
                   ----------------------------------------------------------------------------------------
                       U.S. Financial Life Insurance Company *                              38-2046096                      100.00%
                   ----------------------------------------------------------------------------------------
                   MONY Financial Services, Inc.                                            11-3722370                      100.00%
                   ----------------------------------------------------------------------------------------
                       Financial Marketing Agency, Inc.                                     31-1465146                       99.00%
                       ------------------------------------------------------------------------------------
                       MONY Brokerage, Inc.                                                 22-3015130                      100.00%
                       ------------------------------------------------------------------------------------
                       1740 Ventures, Inc.                                                  13-2848244                      100.00%
                       ------------------------------------------------------------------------------------
                       Enterprise Capital Management, Inc.                                  58-1660289                      100.00%
                       ------------------------------------------------------------------------------------
                       MONY Assets Corp.                                                    13-2662263                      100.00%
                       ------------------------------------------------------------------------------------
                       1740 Advisers, Inc.                                                  13-2645490                      100.00%
                       ------------------------------------------------------------------------------------
                       MONY Securities Corporation                                          13-2645488                      100.00%
      -----------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)                                                52-2197822               -      100.00%
      -----------------------------------------------------------------------------------------------------
          AXA Distribution Holding Corporation  (Note 2)                                    13-4078005           1,000      100.00%
          -------------------------------------------------------------------------------------------------
              AXA Advisors, LLC     (Note 5)                                                13-4071393               -      100.00%
              ---------------------------------------------------------------------------------------------
              AXA Network, LLC     (Note 6)                                                 06-1555494               -      100.00%
              ---------------------------------------------------------------------------------------------
                   AXA Network of Alabama, LLC                                              06-1562392               -      100.00%
                   ----------------------------------------------------------------------------------------
                   AXA Network of Connecticut, Maine and New York, LLC                      13-4085852               -      100.00%
                   ----------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of Massachusetts, LLC                       04-3491734               -      100.00%
                   ----------------------------------------------------------------------------------------
                   AXA Network of Nevada, Inc.                                              13-3389068                      100.00%
                   ----------------------------------------------------------------------------------------
                   AXA Network of Puerto Rico, Inc.                                         66-0577477                      100.00%
                   ----------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of of Texas, Inc.                           75-2529724           1,050      100.00%
                   ----------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company (Note 2 & 9) *                               13-5570651       2,000,000      100.00%
          -------------------------------------------------------------------------------------------------
              AXA Life and Annuity Company * (Note 10)                                      13-3198083       1,000,000      100.00%
              ---------------------------------------------------------------------------------------------
              Equitable Deal Flow Fund, L.P.                                                13-3385076               -            -
              ---------------------------------------------------------------------------------------------
                   Equitable Managed Assets, L.P.                                           13-3385080               -            -
                   ----------------------------------------------------------------------------------------
              Real Estate Partnership Equities (various)                                        -                    -            -
              ---------------------------------------------------------------------------------------------
              Equitable Holdings, LLC  (Notes 3 & 4)                                        22-2766036               -      100.00%
              ---------------------------------------------------------------------------------------------
                   See Attached Listing A
              ---------------------------------------------------------------------------------------------
              ACMC, Inc.     (Note 4)                                                       13-2677213       5,000,000      100.00%
              ---------------------------------------------------------------------------------------------
              Wil-Gro, Inc                                                                  23-2702404           1,000      100.00%
              ---------------------------------------------------------------------------------------------
              STCS, Inc.                                                                    13-3761592           1,000      100.00%
              ---------------------------------------------------------------------------------------------
              EVSA, Inc.                                                                    23-2671508              50      100.00%
              ---------------------------------------------------------------------------------------------


                                                                                                 Comments
                                                                                         (e.g., Basis of Control)
                                                                                         ------------------------

AXA Financial, Inc.  (Notes 1 & 2)   **
-------------------------------------------------------------------------------------
      Frontier Trust Company, FSB  (Note 7)
      -------------------------------------------------------------------------------
      The Advest Group, Inc.
      -------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.
      -------------------------------------------------------------------------------
      MONY Capital Management, Inc.
      -------------------------------------------------------------------------------
      MONY Asset Management, Inc.
      -------------------------------------------------------------------------------
      Matrix Capital Markets Group, Inc.
      -------------------------------------------------------------------------------
      Matrix Private Equities, Inc.
      -------------------------------------------------------------------------------
      MONY Holdings, LLC
      -------------------------------------------------------------------------------
              MONY Life Insurance Company *
              -----------------------------------------------------------------------
                   MONY International Holdings, LLC
                   ------------------------------------------------------------------
                           MONY International Life Insurance Co. Seguros de Vida S.A.
                           ----------------------------------------------------------
                           MONY Financial Resources of the Americas Limited
                           ----------------------------------------------------------
                           MONY Bank & Trust Company of the Americas, Ltd.
                           ----------------------------------------------------------
                               MONY Consultoria e Correctagem de Seguros Ltda.
                               ------------------------------------------------------
                               MONY Life Insurance Company of the Americas, Ltd. *
                   ------------------------------------------------------------------
                   MONY Life Insurance Company of America *
                   ------------------------------------------------------------------
                       Enterprise Accumulation Trust
                       --------------------------------------------------------------
                       Mony Series Funds, Inc.
                   ------------------------------------------------------------------
                   Sagamore Financial, LLC
                   ------------------------------------------------------------------
                       U.S. Financial Life Insurance Company *
                   ------------------------------------------------------------------
                   MONY Financial Services, Inc.
                   ------------------------------------------------------------------
                       Financial Marketing Agency, Inc.
                       --------------------------------------------------------------
                       MONY Brokerage, Inc.
                       --------------------------------------------------------------
                       1740 Ventures, Inc.
                       --------------------------------------------------------------
                       Enterprise Capital Management, Inc.
                       --------------------------------------------------------------
                       MONY Assets Corp.
                       --------------------------------------------------------------
                       1740 Advisers, Inc.
                       --------------------------------------------------------------
                       MONY Securities Corporation
      -------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -------------------------------------------------------------------------------
          AXA Distribution Holding Corporation  (Note 2)
          ---------------------------------------------------------------------------
              AXA Advisors, LLC     (Note 5)
              -----------------------------------------------------------------------
              AXA Network, LLC     (Note 6)
              -----------------------------------------------------------------------
                   AXA Network of Alabama, LLC
                   ------------------------------------------------------------------
                   AXA Network of Connecticut, Maine and New York, LLC
                   ------------------------------------------------------------------
                   AXA Network Insurance Agency of Massachusetts, LLC
                   ------------------------------------------------------------------
                   AXA Network of Nevada, Inc.
                   ------------------------------------------------------------------
                   AXA Network of Puerto Rico, Inc.
                   ------------------------------------------------------------------
                   AXA Network Insurance Agency of of Texas, Inc.
                   ------------------------------------------------------------------
          AXA Equitable Life Insurance Company (Note 2 & 9) *                          NAIC # 62944
          ---------------------------------------------------------------------------
              AXA Life and Annuity Company * (Note 10)                                 NAIC # 62880
              -----------------------------------------------------------------------
              Equitable Deal Flow Fund, L.P.                                           G.P & L.P.
              -----------------------------------------------------------------------
                   Equitable Managed Assets, L.P.                                      G.P.
                   ------------------------------------------------------------------
              Real Estate Partnership Equities (various)                               **
              -----------------------------------------------------------------------
              Equitable Holdings, LLC  (Notes 3 & 4)
              -----------------------------------------------------------------------
                   See Attached Listing A
              -----------------------------------------------------------------------
              ACMC, Inc.     (Note 4)
              -----------------------------------------------------------------------
              Wil-Gro, Inc
              -----------------------------------------------------------------------
              STCS, Inc.
              -----------------------------------------------------------------------
              EVSA, Inc.
              -----------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

   *  Affiliated Insurer

   ** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

   *** All subsidiaries are corporations, except as otherwise noted.

1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.
   Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
   Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
   Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.

3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

4. In October 1999, Alliance Capital Management Holding L.P. ("Alliance Holding") reorganized by transferring its business and assets to Alliance Capital Management L.P., a newly formed private partnership ("Alliance Capital").

   As of December 21, 2004, AXF and its subsidiaries owned 61.33% of the issued and outstanding units of limited partnership interest in Alliance Capital (the "Alliance Capital Units"), as follows:
        AXF held directly 32,699,154 Alliance Capital Units (12.75%),
        AXA Equitable Life directly owned 7,765,204 Alliance Capital Units (3.03%),
        ACMC, Inc. owned 66,220,822 Alliance Capital Units (25.82%), and
        ECMC, LLC owned 40,880,637 Alliance Capital Units (15.94%).
   Alliance Capital Management Corporation also owns a 1% general partnership interest in Alliance Capital.

   In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.28% each), representing assignments of beneficial ownership of limited partnership interests in Alliance Holding (the "Alliance Holding Units"). Alliance Capital Management Corp. owns 100,000 units of general partnership interest (0.04%), in Alliance Holding. Alliance Holding Units are publicly traded on the New York Stock exchange.

   On December 21, 2004, AXF contributed 4,389,192 (1.71%)Alliance Capital Units to MONY Life and 1,225,000 (.48%)Alliance Capital Units to MLOA.

5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.

9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.

10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company.

11. Effective February 18, 2005, MONY Realty Capital, Inc. was sold to
    MMA.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

          Dissolved: - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
                     - 100 Federal Street Funding Corporation was dissolved August 31, 1998.
                     - 100 Federal Street Realty Corporation was dissolved December 20, 2001.
                     - CCMI Corp. was dissolved on October 7, 1999.
                     - ELAS Realty, Inc. was dissolved January 29, 2002.
                     - EML Associates, L.P. was dissolved March 27, 2001.
                     - EQ Services, Inc. was dissolved May 11, 2001.
                     - Equitable BJVS, Inc. was dissolved October 3, 1999.
                     - Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999.
                     - Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
                     - Equitable JVS II, Inc. was dissolved December 4, 1996
                     - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was
                          dissolved on December 31, 2000.
                     - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
                     - EREIM Managers Corporation was dissolved March 27, 2001.
                     - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
                     - EVLICO, Inc. was dissolved in 1999.
                     - Franconom, Inc. was dissolved on December 4, 2000.
                     - GP/EQ Southwest, Inc. was dissolved October 21, 1997
                     - HVM Corp. was dissolved on Feb. 16, 1999.
                     - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
                     - Prime Property Funding, Inc. was dissolved in Feb. 1999.
                     - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
                     - Six-Pac G.P., Inc. was dissolved July 12,1999
                     - Paramount Planners, LLC., a direct subsidiary of  AXA Distribution Holding Corporation, was dissolved on December 5, 2003
                     - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
                     - ECLL Inc. was dissolved July 15, 2003
                     - MONY Realty Partners, Inc. was dissolved February 2005

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------


                                                                                                                      State of
                                                                                                         Type of     Incorp. or
                                                                                                        Subsidiary    Domicile
                                                                                                        ----------    --------

AXA Financial, Inc.
------------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ------------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          --------------------------------------------------------------------------------------------
              Equitable Holdings, LLC
              ----------------------------------------------------------------------------------------------------------------------
                   ELAS Securities Acquisition Corporation                                              Operating        DE
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Casualty Insurance Company *                                               Operating        VT
                   -----------------------------------------------------------------------------------------------------------------
                   ECMC, LLC   (See Note 4 on Page 2)                                                   Operating        DE
                   -----------------------------------------------------------------------------------------------------------------
                       Equitable Capital Private Income & Equity
                         Partnership II, L.P.                                                           Investment       DE
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management Corporation (See Note 4 on Page 2)                       Operating        DE
                   -----------------------------------------------------------------------------------------------------------------
                       See Attached Listing B
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable JVS, Inc.                                                                  Investment       DE
                   -----------------------------------------------------------------------------------------------------------------
                       Astor Times Square Corp.                                                         Investment       NY
                       -------------------------------------------------------------------------------------------------------------
                       Astor/Broadway Acquisition Corp.                                                 Investment       NY
                       -------------------------------------------------------------------------------------------------------------
                       PC Landmark, Inc.                                                                Investment       TX
                       -------------------------------------------------------------------------------------------------------------
                       EJSVS, Inc.                                                                      Investment       DE
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Distributors, LLC                                                                Operating        DE
                   -----------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Alabama, LLC                                Operating        DE
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distriburors Insurance Agency, LLC                                           Operating        DE
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Massachusetts, LLC                          Operating        MA
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Texas, Inc.                                 Operating        TX
                   -----------------------------------------------------------------------------------------------------------------
                   J.M.R. Realty Services, Inc.                                                         Operating        DE
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Structured Settlement Corp.  (See Note 8 on Page 2)                        Operating        DE
                   -----------------------------------------------------------------------------------------------------------------


                                                                                                          State of
                                                                                                         Principal    Federal
                                                                                                         Operation   Tax ID #
                                                                                                         ---------   ---------

AXA Financial, Inc.
------------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ------------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          --------------------------------------------------------------------------------------------
              Equitable Holdings, LLC
              ----------------------------------------------------------------------------------------------------------------------
                   ELAS Securities Acquisition Corporation                                                   NY      13-3049038
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Casualty Insurance Company *                                                    VT      06-1166226
                   -----------------------------------------------------------------------------------------------------------------
                   ECMC, LLC   (See Note 4 on Page 2)                                                        NY      13-3266813
                   -----------------------------------------------------------------------------------------------------------------
                       Equitable Capital Private Income & Equity
                         Partnership II, L.P.                                                                NY      13-3544879
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management Corporation (See Note 4 on Page 2)                            NY      13-3633538
                   -----------------------------------------------------------------------------------------------------------------
                       See Attached Listing B
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable JVS, Inc.                                                                       GA      58-1812697
                   -----------------------------------------------------------------------------------------------------------------
                       Astor Times Square Corp.                                                              NY      13-3593699
                       -------------------------------------------------------------------------------------------------------------
                       Astor/Broadway Acquisition Corp.                                                      NY      13-3593692
                       -------------------------------------------------------------------------------------------------------------
                       PC Landmark, Inc.                                                                     TX      75-2338215
                       -------------------------------------------------------------------------------------------------------------
                       EJSVS, Inc.                                                                           NJ      58-2169594
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Distributors, LLC                                                                     NY      52-2233674
                   -----------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Alabama, LLC                                     AL      52-2255113
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distriburors Insurance Agency, LLC                                            CT, ME,NY   06-1579051
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Massachusetts, LLC                               MA      04-3567096
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Texas, Inc.                                      TX      74-3006330
                   -----------------------------------------------------------------------------------------------------------------
                   J.M.R. Realty Services, Inc.                                                              NY      13-3813232
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Structured Settlement Corp.  (See Note 8 on Page 2)                             NJ      22-3492811
                   -----------------------------------------------------------------------------------------------------------------


                                                                                                   Parent's
                                                                                    Number of      Percent of         Comments
                                                                                     Shares        Ownership       (e.g., Basis
                                                                                      Owned        or Control       of Control)
                                                                                      -----        ----------   --------------------

AXA Financial, Inc.
-----------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -----------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          -------------------------------------------------------------------------
              Equitable Holdings, LLC
              ---------------------------------------------------------------------
                   ELAS Securities Acquisition Corporation                                500      100.00%
                   ----------------------------------------------------------------
                   Equitable Casualty Insurance Company *                               1,000      100.00%
                   ----------------------------------------------------------------
                   ECMC, LLC   (See Note 4 on Page 2)                                       -      100.00%
                   ----------------------------------------------------------------
                       Equitable Capital Private Income & Equity                                            ECMC is G.P.
                         Partnership II, L.P.                                               -            -  ("Deal Flow Fund II")
                   ----------------------------------------------------------------
                   Alliance Capital Management Corporation (See Note 4 on Page 2)         100      100.00%
                   ----------------------------------------------------------------
                       See Attached Listing B
                   ----------------------------------------------------------------
                   Equitable JVS, Inc.                                                  1,000      100.00%
                   ----------------------------------------------------------------
                       Astor Times Square Corp.                                           100      100.00%
                       ------------------------------------------------------------
                       Astor/Broadway Acquisition Corp.                                   100      100.00% G.P. of Astor
                       ------------------------------------------------------------                          Acquisition. L.P.
                       PC Landmark, Inc.                                                1,000      100.00%
                       ------------------------------------------------------------
                       EJSVS, Inc.                                                      1,000      100.00%
                   ----------------------------------------------------------------
                   AXA Distributors, LLC                                                    -      100.00%
                   ----------------------------------------------------------------
                       AXA Distributors Insurance Agency of Alabama, LLC                    -      100.00%
                       ------------------------------------------------------------
                       AXA Distriburors Insurance Agency, LLC                               -      100.00%
                       ------------------------------------------------------------
                       AXA Distributors Insurance Agency of Massachusetts, LLC              -      100.00%
                       ------------------------------------------------------------
                       AXA Distributors Insurance Agency of Texas, Inc.                 1,000      100.00%
                   ----------------------------------------------------------------
                   J.M.R. Realty Services, Inc.                                         1,000      100.00%
                   ----------------------------------------------------------------
                   Equitable Structured Settlement Corp.  (See Note 8 on Page 2)          100      100.00%
                   ----------------------------------------------------------------

*  Affiliated Insurer

      Equitable Investment Corp merged into Equitable Holdings, LLC on November 30, 1999.
      Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999. Effective March 15, 2000, Equisource of New York, Inc. and its
        subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Holding Corp.
      Efective January 1, 2002, Equitable Distributors, Inc. merged into AXA Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
---------------------------------------------

                                                                                                       State of    State of
                                                                                          Type of     Incorp. or  Principal
                                                                                         Subsidiary    Domicile   Operation
                                                                                         ----------    --------   ---------
AXA Financial, Inc.
----------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ----------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company
          ------------------------------------------------------------------------------
              Equitable Holdings, LLC
              --------------------------------------------------------------------------
                   Alliance Capital Management Corporation
                   -----------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management Holding L.P. (See Note 4 on Page 2)   Operating        DE          NY
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management L.P.  (See Note 4 on Page 2)          Operating        DE          NY
                       -------------------------------------------------------------------------------------------------------------
                           Albion Alliance LLC                                           Operating        DE          NY
                           ---------------------------------------------------------------------------------------------------------
                           Cursitor Alliance LLC                                            HCO           DE          MA
                           ---------------------------------------------------------------------------------------------------------
                           Alliance Capital Management LLC                                  HCO           DE          NY
                           ---------------------------------------------------------------------------------------------------------
                               Sanford C. Bernstein & Co., LLC                           Operating        DE          NY
                           ---------------------------------------------------------------------------------------------------------
                           Alliance Capital Management Corp. of Delaware                    HCO           DE          NY
                           ---------------------------------------------------------------------------------------------------------
                               ACAM Trust Company Private Ltd.                           Operating      India       India
                               -----------------------------------------------------------------------------------------------------
                               ACM Global Investor Services S.A.                         Operating       Lux.        Lux.
                               -----------------------------------------------------------------------------------------------------
                                    ACM New-Alliance (Luxembourg) S.A.                   Operating       Lux.        Lux.
                                    ------------------------------------------------------------------------------------------------
                                    ACM Fund Services (Espana) S.L.                      Operating      Spain       Spain
                               -----------------------------------------------------------------------------------------------------
                               ACM International (France) SAS                            Operating      France      France
                               -----------------------------------------------------------------------------------------------------
                               ACM Software Services Ltd.                                Operating        DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Barra Research Institute, Inc.                   Operating        DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Asset Management (Japan) Ltd             Operating      Japan       Japan
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Australia Limited                        Operating      Aust.       Aust.
                               -----------------------------------------------------------------------------------------------------
                                    Far Eastern Alliance Asset Management                Operating      Taiwan      Taiwan
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Global Derivatives Corp.                 Operating        DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Latin America Ltd.                       Operating      Brazil      Brazil
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Limited                                  Operating       U.K.        U.K.
                               -----------------------------------------------------------------------------------------------------
                                    Alliance Capital Services Ltd.                       Operating       U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------
                                        Dimensional Trust Management Ltd.                Operating       U.K.        U.K.
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital (Luxembourg) S.A.                        Operating       Lux.        Lux.
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management (Asia) Ltd.                   Operating        DE      Singapore
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management Australia Limited             Operating      Aust.       Aust.
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management Canada, Inc.                  Operating        DE        Canada
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management New Zealand Limited           Operating       N.Z.        N.Z.
                               -----------------------------------------------------------------------------------------------------


                                                                                                               Number of
                                                                                            Federal             Shares
                                                                                           Tax ID #              Owned
                                                                                           ---------             -----

AXA Financial, Inc.
----------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ----------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company
          ------------------------------------------------------------------------------
              Equitable Holdings, LLC
              --------------------------------------------------------------------------
                   Alliance Capital Management Corporation
                   ---------------------------------------------------------------------------------------
                       Alliance Capital Management Holding L.P. (See Note 4 on Page 2)
                       -----------------------------------------------------------------------------------
                       Alliance Capital Management L.P.  (See Note 4 on Page 2)            13-3434400
                       -----------------------------------------------------------------------------------
                           Albion Alliance LLC                                             13-3903734
                           -------------------------------------------------------------------------------
                           Cursitor Alliance LLC                                           22-3424339
                           -------------------------------------------------------------------------------
                           Alliance Capital Management LLC
                           -------------------------------------------------------------------------------
                               Sanford C. Bernstein & Co., LLC
                           -------------------------------------------------------------------------------
                           Alliance Capital Management Corp. of Delaware                   13-2778645                  10
                           -------------------------------------------------------------------------------
                               ACAM Trust Company Private Ltd.                                 -
                               ---------------------------------------------------------------------------
                               ACM Global Investor Services S.A.                               -
                               ---------------------------------------------------------------------------
                                    ACM New-Alliance (Luxembourg) S.A.                         -
                                    ----------------------------------------------------------------------
                                    ACM Fund Services (Espana) S.L.                            -
                               ---------------------------------------------------------------------------
                               ACM International (France) SAS                                  -
                               ---------------------------------------------------------------------------
                               ACM Software Services Ltd.                                  13-3910857
                               ---------------------------------------------------------------------------
                               Alliance Barra Research Institute, Inc.                     13-3548918               1,000
                               ---------------------------------------------------------------------------
                               Alliance Capital Asset Management (Japan) Ltd                   -
                               ---------------------------------------------------------------------------
                               Alliance Capital Australia Limited                              -
                               ---------------------------------------------------------------------------
                                    Far Eastern Alliance Asset Management                      -
                               ---------------------------------------------------------------------------
                               Alliance Capital Global Derivatives Corp.                   13-3626546               1,000
                               ---------------------------------------------------------------------------
                               Alliance Capital Latin America Ltd.                             -
                               ---------------------------------------------------------------------------
                               Alliance Capital Limited                                        -                  250,000
                               ---------------------------------------------------------------------------
                                    Alliance Capital Services Ltd.                             -                    1,000
                                    ----------------------------------------------------------------------
                                        Dimensional Trust Management Ltd.                      -                   50,000
                               ---------------------------------------------------------------------------
                               Alliance Capital (Luxembourg) S.A.                              -                    3,999
                               ---------------------------------------------------------------------------
                               Alliance Capital Management (Asia) Ltd.                     13-3752293
                               ---------------------------------------------------------------------------
                               Alliance Capital Management Australia Limited                   -
                               ---------------------------------------------------------------------------
                               Alliance Capital Management Canada, Inc.                    13-3630460              18,750
                               ---------------------------------------------------------------------------
                               Alliance Capital Management New Zealand Limited                 -
                               ---------------------------------------------------------------------------


                                                                                          Parent's
                                                                                          Percent of
                                                                                          Ownership            Comments
                                                                                          or Control   (e.g., Basis of Control)
                                                                                          ----------   ------------------------

AXA Financial, Inc.
----------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ----------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company
          ------------------------------------------------------------------------------
              Equitable Holdings, LLC
              --------------------------------------------------------------------------
                   Alliance Capital Management Corporation                                             owns 1% GP interest in
                                                                                                       Alliance Capital Management
                                                                                                       L.P. and 100,000 GP units in
                                                                                                       Alliance Capital Management
                                                                                                       Holding L.P.
                   ----------------------------------------------------------------------
                       Alliance Capital Management Holding L.P. (See Note 4 on Page 2)               -
                       ------------------------------------------------------------------
                       Alliance Capital Management L.P.  (See Note 4 on Page 2)
                       ------------------------------------------------------------------
                           Albion Alliance LLC                                                  37.60% Equitable Life = 4.7%;
                                                                                                         3rd parties = 57.7%
                           --------------------------------------------------------------
                           Cursitor Alliance LLC                                               100.00%
                           --------------------------------------------------------------
                           Alliance Capital Management LLC                                     100.00%
                           --------------------------------------------------------------
                               Sanford C. Bernstein & Co., LLC                                 100.00%
                           --------------------------------------------------------------
                           Alliance Capital Management Corp. of Delaware                       100.00%
                           --------------------------------------------------------------
                               ACAM Trust Company Private Ltd.                                 100.00%
                               ----------------------------------------------------------
                               ACM Global Investor Services S.A.                                99.00% Alliance Capital Oceanic
                                                                                                         Corp. owns 1%
                               ----------------------------------------------------------
                                    ACM New-Alliance (Luxembourg) S.A.                           1.00% New Alliance Asset Mngmnt
                                                                                                         (Asia) Ltd owns 99%
                                    -----------------------------------------------------
                                    ACM Fund Services (Espana) S.L.                            100.00%
                               ----------------------------------------------------------
                               ACM International (France) SAS                                  100.00%
                               ----------------------------------------------------------
                               ACM Software Services Ltd.                                      100.00%
                               ----------------------------------------------------------
                               Alliance Barra Research Institute, Inc.                         100.00%
                               ----------------------------------------------------------
                               Alliance Capital Asset Management (Japan) Ltd                   100.00%
                               ----------------------------------------------------------
                               Alliance Capital Australia Limited                              100.00%
                               ----------------------------------------------------------
                                    Far Eastern Alliance Asset Management                       20.00% 3rd parties = 80%
                               ----------------------------------------------------------
                               Alliance Capital Global Derivatives Corp.                       100.00%
                               ----------------------------------------------------------
                               Alliance Capital Latin America Ltd.                              99.00% Alliance Capital Oceanic
                                                                                                         Corp. owns 1%
                               ----------------------------------------------------------
                               Alliance Capital Limited                                        100.00%
                               ----------------------------------------------------------
                                    Alliance Capital Services Ltd.                             100.00%
                                    -----------------------------------------------------
                                        Dimensional Trust Management Ltd.                      100.00%
                               ----------------------------------------------------------
                               Alliance Capital (Luxembourg) S.A.                               99.98% Alliance Cap. Oceanic Corp.
                                                                                                         owns 0.025%
                               ----------------------------------------------------------
                               Alliance Capital Management (Asia) Ltd.                         100.00%
                               ----------------------------------------------------------
                               Alliance Capital Management Australia Limited                    50.00% 3rd parties = 50%
                               ----------------------------------------------------------
                               Alliance Capital Management Canada, Inc.                        100.00%
                               ----------------------------------------------------------
                               Alliance Capital Management New Zealand Limited                  50.00% 3rd parties = 50%
                               ----------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
---------------------------------------------


                                                                                                         State of    State of
                                                                                             Type of    Incorp. or  Principal
                                                                                            Subsidiary   Domicile   Operation
                                                                                            ----------   --------   ---------

AXA Financial, Inc.
-------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company
          ---------------------------------------------------------------------------------
              Equitable Holdings, LLC
              -----------------------------------------------------------------------------
                   Alliance Capital Management Corporation
                   ------------------------------------------------------------------------
                       Alliance Capital Management L.P.
                       --------------------------------------------------------------------
                           Alliance Capital Management Corp. of Delaware (Cont'd)
                           ---------------------------------------------------------------------------------------------------------
                               Alliance Capital Management (Proprietary) Ltd.               Operating   So Africa   So Africa
                               -----------------------------------------------------------------------------------------------------
                                    Alliance-Odyssey Capital Mgmt. (Nambia)
                                       (Proprietary) Ltd.                                   Operating     Nambia      Nambia
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management (Singapore) Ltd.                 Operating   Singapore   Singapore
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                    Operating   Mauritius   Mauritius
                               -----------------------------------------------------------------------------------------------------
                                    Alliance Capital Asset Management (India) Private Ltd   Operating     India       India
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Oceanic Corp.                               Operating       DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                        Operating       DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                Operating       DE          NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Investment Research and
                               Management, Inc., (Alliance Fund Distributors, Inc.)         Operating       DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Global Investor Services, Inc.                      Operating       DE          NJ
                               -----------------------------------------------------------------------------------------------------
                               Alliance SBS-AGRO Capital Management Co.                     Operating     Russia      Russia
                               -----------------------------------------------------------------------------------------------------
                               Hanwha Investment Trust Mgmt. Co., Ltd                       Operating    So Korea    So Korea
                               -----------------------------------------------------------------------------------------------------
                               New Alliance Asset Management (Asia) Ltd                     Operating      H.K.        H.K.
                               -----------------------------------------------------------------------------------------------------
                                    Alliance Capital Taiwan Limited                         Operating     Taiwan      Taiwan
                                    ------------------------------------------------------------------------------------------------
                                    ACM New-Alliance (Luxembourg) S.A.                      Operating      Lux.        Lux.
                               -----------------------------------------------------------------------------------------------------
                               Meiji - Alliance Capital Corp.                               Operating       DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Sanford C. Bernstein Ltd.                                    Operating      U.K.        U.K.
                               -----------------------------------------------------------------------------------------------------
                                    Sanford C. Bernstein (CREST Nominees) Ltd.              Operating      U.K.        U.K.
                               -----------------------------------------------------------------------------------------------------
                               Sanford C. Bernstein Proprietary Ltd.                        Operating     Aust.       Aust.
                               -----------------------------------------------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                   Operating      U.K.        U.K.
                               -----------------------------------------------------------------------------------------------------
                                    ACM Investments Ltd.                                    Operating      U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------
                                    Alliance Asset Allocation Ltd.                          Operating      U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------
                                    Alliance Capital Whittingdale Ltd.                      Operating      U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------
                                    Alliance Cecogest S.A.                                  Operating     France      France
                                    ------------------------------------------------------------------------------------------------
                                    Cursitor Alliance Services Ltd.                         Operating      U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------
                                    Cursitor Holdings Ltd.                                  Operating      U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------
                                    Whittingdale Nominees Ltd.                              Operating      U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------



                                                                                                                  Number of
                                                                                                 Federal           Shares
                                                                                                Tax ID #            Owned
                                                                                                ---------           -----

AXA Financial, Inc.
-------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company
          ---------------------------------------------------------------------------------
              Equitable Holdings, LLC
              -----------------------------------------------------------------------------
                   Alliance Capital Management Corporation
                   ------------------------------------------------------------------------
                       Alliance Capital Management L.P.
                       --------------------------------------------------------------------
                           Alliance Capital Management Corp. of Delaware (Cont'd)
                           ------------------------------------------------------------------------------------
                               Alliance Capital Management (Proprietary) Ltd.                       -
                               --------------------------------------------------------------------------------
                                    Alliance-Odyssey Capital Mgmt. (Nambia)
                                       (Proprietary) Ltd.                                           -
                               --------------------------------------------------------------------------------
                               Alliance Capital Management (Singapore) Ltd.                         -
                               --------------------------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                            -
                               --------------------------------------------------------------------------------
                                    Alliance Capital Asset Management (India) Private Ltd           -
                               --------------------------------------------------------------------------------
                               Alliance Capital Oceanic Corp.                                   13-3441277               1,000
                               --------------------------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                            52-1671668               1,000
                               --------------------------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                    13-3802178
                               --------------------------------------------------------------------------------
                               AllianceBernstein Investment Research and
                               Management, Inc., (Alliance Fund Distributors, Inc.)             13-3191825                 100
                               --------------------------------------------------------------------------------
                               Alliance Global Investor Services, Inc.                          13-3211780                 100
                               --------------------------------------------------------------------------------
                               Alliance SBS-AGRO Capital Management Co.                             -
                               --------------------------------------------------------------------------------
                               Hanwha Investment Trust Mgmt. Co., Ltd                               -
                               --------------------------------------------------------------------------------
                               New Alliance Asset Management (Asia) Ltd                             -
                               --------------------------------------------------------------------------------
                                    Alliance Capital Taiwan Limited                                 -
                                    ---------------------------------------------------------------------------
                                    ACM New-Alliance (Luxembourg) S.A.                              -
                               --------------------------------------------------------------------------------
                               Meiji - Alliance Capital Corp.                                   13-3613617              50,000
                               --------------------------------------------------------------------------------
                               Sanford C. Bernstein Ltd.                                            -
                               --------------------------------------------------------------------------------
                                    Sanford C. Bernstein (CREST Nominees) Ltd.                      -
                               --------------------------------------------------------------------------------
                               Sanford C. Bernstein Proprietary Ltd.                                -
                               --------------------------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                           -
                               --------------------------------------------------------------------------------
                                    ACM Investments Ltd.                                            -
                                    ---------------------------------------------------------------------------
                                    Alliance Asset Allocation Ltd.                                  -
                                    ---------------------------------------------------------------------------
                                    Alliance Capital Whittingdale Ltd.                              -
                                    ---------------------------------------------------------------------------
                                    Alliance Cecogest S.A.                                          -
                                    ---------------------------------------------------------------------------
                                    Cursitor Alliance Services Ltd.                                 -
                                    ---------------------------------------------------------------------------
                                    Cursitor Holdings Ltd.                                          -
                                    ---------------------------------------------------------------------------
                                    Whittingdale Nominees Ltd.                                      -
                                    ---------------------------------------------------------------------------


                                                                                           Parent's
                                                                                           Percent of
                                                                                           Ownership            Comments
                                                                                           or Control   (e.g., Basis of Control)
                                                                                           ----------   ------------------------

AXA Financial, Inc.
-------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company
          ---------------------------------------------------------------------------------
              Equitable Holdings, LLC
              -----------------------------------------------------------------------------
                   Alliance Capital Management Corporation
                   ------------------------------------------------------------------------
                       Alliance Capital Management L.P.
                       --------------------------------------------------------------------
                           Alliance Capital Management Corp. of Delaware (Cont'd)
                           ----------------------------------------------------------------
                               Alliance Capital Management (Proprietary) Ltd.                    80.00% 3rd parties = 20%
                               ------------------------------------------------------------
                                    Alliance-Odyssey Capital Mgmt. (Nambia)
                                       (Proprietary) Ltd.                                       100.00%
                               ------------------------------------------------------------
                               Alliance Capital Management (Singapore) Ltd.                     100.00%
                               ------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                        100.00%
                               ------------------------------------------------------------
                                    Alliance Capital Asset Management (India) Private Ltd        75.00% 3rd parties = 25%
                               ------------------------------------------------------------
                               Alliance Capital Oceanic Corp.                                   100.00% inactive
                               ------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                            100.00%
                               ------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                    100.00%
                               ------------------------------------------------------------
                               AllianceBernstein Investment Research and
                               Management, Inc., (Alliance Fund Distributors, Inc.)                   1
                               ------------------------------------------------------------
                               Alliance Global Investor Services, Inc.                          100.00%   formerly, Alliance Fund
                                                                                                            Services, Inc.
                               ------------------------------------------------------------
                               Alliance SBS-AGRO Capital Management Co.                          49.00% 3rd parties = 51%
                               ------------------------------------------------------------
                               Hanwha Investment Trust Mgmt. Co., Ltd                            20.00% 3rd parties = 80%
                               ------------------------------------------------------------
                               New Alliance Asset Management (Asia) Ltd                          50.00% 3rd parties = 50%
                               ------------------------------------------------------------
                                    Alliance Capital Taiwan Limited                              99.00% Others owns 1%
                                    -------------------------------------------------------
                                    ACM New-Alliance (Luxembourg) S.A.                           99.00% ACM Global Investor Svcs
                                                                                                          owns 1%
                               ------------------------------------------------------------
                               Meiji - Alliance Capital Corp.                                    50.00% Meiji Mutual Life owns 50%
                               ------------------------------------------------------------
                               Sanford C. Bernstein Ltd.                                        100.00%
                               ------------------------------------------------------------
                                    Sanford C. Bernstein (CREST Nominees) Ltd.                  100.00%
                               ------------------------------------------------------------
                               Sanford C. Bernstein Proprietary Ltd.                            100.00%
                               ------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                       100.00%
                               ------------------------------------------------------------
                                    ACM Investments Ltd.                                        100.00%
                                    -------------------------------------------------------
                                    Alliance Asset Allocation Ltd.                              100.00%
                                    -------------------------------------------------------
                                    Alliance Capital Whittingdale Ltd.                          100.00%
                                    -------------------------------------------------------
                                    Alliance Cecogest S.A.                                      100.00%
                                    -------------------------------------------------------
                                    Cursitor Alliance Services Ltd.                             100.00%
                                    -------------------------------------------------------
                                    Cursitor Holdings Ltd.                                      100.00%
                                    -------------------------------------------------------
                                    Whittingdale Nominees Ltd.                                  100.00%
                                    -------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING C - MONY
----------------

                                                                                                     State of           State of
                                                                                   Type of          Incorp. or         Principal
                                                                                  Subsidiary         Domicile          Operation
                                                                                  ----------         --------          ---------
AXA Financial, Inc.
--------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
      ------------------------------------------------------------------------------------------------------------------------------
      The Advest Group, Inc.                                                         HCO                DE                 CT
      ------------------------------------------------------------------------------------------------------------------------------
              Vercoe Insurance Agency, Inc.                                       Insurance             OH                 OH
              ----------------------------------------------------------------------------------------------------------------------
              Advest Capital, Inc.                                                Operating             CT                 CT
              ----------------------------------------------------------------------------------------------------------------------
              Billings and Company, Inc.                                          Operating             CT                 CT
              ----------------------------------------------------------------------------------------------------------------------
                   Billings Management Co.                                        Operating             CT                 CT
              ----------------------------------------------------------------------------------------------------------------------
              Boston Advisors, Inc.                                               Operating             MA                 MA
              ----------------------------------------------------------------------------------------------------------------------
              Advest Transfer Services, Inc.                                      Operating             DE                 CT
              ----------------------------------------------------------------------------------------------------------------------
              Advest, Inc.                                                        Operating             DE                 CT
              ----------------------------------------------------------------------------------------------------------------------
                   Balanced Capital Services, Inc.                                Insurance             CT                 CT
                   -----------------------------------------------------------------------------------------------------------------
                   Advest Insurance Agency, Inc.                                  Insurance             MA                 MA
              ----------------------------------------------------------------------------------------------------------------------
              Independent Portfolio Consultants, Inc.                             Operating             DE                 FL
              ----------------------------------------------------------------------------------------------------------------------
              A. B. Realty Corp.                                                  Operating             CT                 CT
              ----------------------------------------------------------------------------------------------------------------------
              Bank Street Management Company                                      Operating             CT                 CT
              ----------------------------------------------------------------------------------------------------------------------
              Advest Mortgages, Inc.                                              Operating             DE                 DE
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                 Operating             DE                 CO
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                               Operating             DE                 NY
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                 Operating             DE                 NY
      ------------------------------------------------------------------------------------------------------------------------------
      Matrix Capital Markets Group, Inc.                                          Operating             VA                 VA
      ------------------------------------------------------------------------------------------------------------------------------
      Matrix Private Equities, Inc.                                               Operating             VA                 VA
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                             HCO                DE                 NY
      ------------------------------------------------------------------------------------------------------------------------------
          MONY Life Insurance Company *                                           Insurance             NY                 NY
          --------------------------------------------------------------------------------------------------------------------------
              MONY International Holdings, LLC                                       HCO                DE                 NY
              ----------------------------------------------------------------------------------------------------------------------
                   MONY International Life Insurance Co. Seguros de Vida S.A.     Insurance         Argentina          Argentina
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Financial Resources of the Americas Limited                  HCO             Jamaica            Jamaica
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Bank & Trust Company of the Americas, Ltd.                Operating       Cayman Islands     Cayman Islands
                   -----------------------------------------------------------------------------------------------------------------
                       MONY Consultoria e Corretagem de Seguros Ltda.             Operating           Brazil             Brazil
                       -------------------------------------------------------------------------------------------------------------
                       MONY Life Insurance Company of the Americas, Ltd.          Insurance       Cayman Islands     Cayman Islands
              ----------------------------------------------------------------------------------------------------------------------
              MONY Life Insurance Company of America                              Insurance             AZ                 NY
              ----------------------------------------------------------------------------------------------------------------------
                   Enterprise Accumulation Trust                                  Operating             MA                 GA
                   -----------------------------------------------------------------------------------------------------------------
                   Mony Series Funds, Inc.                                        Operating             MD                 NY
              ----------------------------------------------------------------------------------------------------------------------
              Sagamore Financial, LLC                                                HCO                OH                 OH
              ----------------------------------------------------------------------------------------------------------------------
                   U.S. Financial Life Insurance Company *                        Insurance             OH                 OH
              ----------------------------------------------------------------------------------------------------------------------
              MONY Financial Services, Inc.                                          HCO                DE                 NY
              ----------------------------------------------------------------------------------------------------------------------
                   Financial Marketing Agency, Inc.                               Operating             OH                 OH
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Brokerage, Inc.                                           Operating             DE                 PA
                   -----------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Ohio, Inc.                         Operating             OH                 OH
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Alabama, Inc.                      Operating             AL                 AL
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Texas, Inc.                        Operating             TX                 TX
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Massachusetts, Inc.                Operating             MA                 MA
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Washington, Inc.                   Operating             WA                 WA
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of New Mexico, Inc.                   Operating             NM                 NM
                   -----------------------------------------------------------------------------------------------------------------
                   1740 Ventures, Inc.                                            Operating             NY                 NY
                   -----------------------------------------------------------------------------------------------------------------
                   Enterprise Capital Management, Inc.                            Operating             GA                 GA
                   -----------------------------------------------------------------------------------------------------------------
                       Enterprise Fund Distributors, Inc.                         Operating             DE                 GA
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Assets Corp.                                                 HCO                NY                 NY
                   -----------------------------------------------------------------------------------------------------------------
                       MONY Benefits Management Corp.                             Operating             DE                 NY
                       -------------------------------------------------------------------------------------------------------------
                       MONY Benefits Service Corp.                                Operating             DE                 NY
                   -----------------------------------------------------------------------------------------------------------------
                   1740 Advisers, Inc.                                            Operating             NY                 NY
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Securities Corporation                                    Operating             NY                 NY
                   -----------------------------------------------------------------------------------------------------------------
                       Trusted Insurance Advisers General Agency Corp.            Operating             MN                 NY
                       -------------------------------------------------------------------------------------------------------------
                       Trusted Investment Advisers Corp.                          Operating             MN                 NY
      ------------------------------------------------------------------------------------------------------------------------------


                                                                                                              Parent's    Comments
                                                                                               Number of      Percent of    (e.g.,
                                                                                    Federal     Shares        Ownership    Basis of
                                                                                   Tax ID #      Owned        or Control    Control)
                                                                                   ---------     -----        ----------  ----------
AXA Financial, Inc.
--------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
      ------------------------------------------------------------------------------------------
      The Advest Group, Inc.                                                       13-4139153
      ------------------------------------------------------------------------------------------
              Vercoe Insurance Agency, Inc.                                        31-0925501         2,997        100.00%
              ----------------------------------------------------------------------------------
              Advest Capital, Inc.                                                 06-1421694         1,000        100.00%
              ----------------------------------------------------------------------------------
              Billings and Company, Inc.                                           06-0968848                      100.00%
              ----------------------------------------------------------------------------------
                   Billings Management Co.                                         06-1053345           500        100.00%
              ----------------------------------------------------------------------------------
              Boston Advisors, Inc.                                                04-2805120           100        100.00%
              ----------------------------------------------------------------------------------
              Advest Transfer Services, Inc.                                       06-1583738           100        100.00%
              ----------------------------------------------------------------------------------
              Advest, Inc.                                                         06-0950348         1,000        100.00%
              ----------------------------------------------------------------------------------
                   Balanced Capital Services, Inc.                                 06-0878468         1,000        100.00%
                   -----------------------------------------------------------------------------
                   Advest Insurance Agency, Inc.                                   04-2590954            75        100.00%
              ----------------------------------------------------------------------------------
              Independent Portfolio Consultants, Inc.                              90-0001325                      100.00%
              ----------------------------------------------------------------------------------
              A. B. Realty Corp.                                                   06-1227868                      100.00%
              ----------------------------------------------------------------------------------
              Bank Street Management Company                                       06-1410955                      100.00%
              ----------------------------------------------------------------------------------
              Advest Mortgages, Inc.                                               06-1545819         1,000        100.00%
      ------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                  75-2961816                      100.00%
      ------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                                13-4194065                      100.00%
      ------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                  13-4194080                      100.00%
      ------------------------------------------------------------------------------------------
      Matrix Capital Markets Group, Inc.                                           54-1533186                      100.00%
      ------------------------------------------------------------------------------------------
      Matrix Private Equities, Inc.                                                54-1968996                      100.00%
      ------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                           13-3976138                      100.00%
      ------------------------------------------------------------------------------------------
          MONY Life Insurance Company *                                            13-1632487                      100.00%
          --------------------------------------------------------------------------------------
              MONY International Holdings, LLC                                     13-3790446                      100.00%
              ----------------------------------------------------------------------------------
                   MONY International Life Insurance Co. Seguros de Vida S.A.      98-0157781                      100.00%
                   -----------------------------------------------------------------------------
                   MONY Financial Resources of the Americas Limited                                                 99.00%
                   -----------------------------------------------------------------------------
                   MONY Bank & Trust Company of the Americas, Ltd.                 98-0152047                      100.00%
                   -----------------------------------------------------------------------------
                       MONY Consultoria e Corretagem de Seguros Ltda.                                               99.00%
                       -------------------------------------------------------------------------
                       MONY Life Insurance Company of the Americas, Ltd.           98-0152046                      100.00%
              ----------------------------------------------------------------------------------
              MONY Life Insurance Company of America                               86-0222062                      100.00%
              ----------------------------------------------------------------------------------
                   Enterprise Accumulation Trust                                   58-6303987                      100.00%
                   -----------------------------------------------------------------------------
                   Mony Series Funds, Inc.                                         13-3388742                      100.00%
              ----------------------------------------------------------------------------------
              Sagamore Financial, LLC                                              31-1296919     1,993,940        100.00%
              ----------------------------------------------------------------------------------
                   U.S. Financial Life Insurance Company *                         38-2046096       405,000        100.00%
              ----------------------------------------------------------------------------------
              MONY Financial Services, Inc.                                        11-3722370         1,000        100.00%
              ----------------------------------------------------------------------------------
                   Financial Marketing Agency, Inc.                                31-1465146            99         99.00%
                   -----------------------------------------------------------------------------
                   MONY Brokerage, Inc.                                            22-3015130         1,500        100.00%
                   -----------------------------------------------------------------------------
                       MBI Insurance Agency of Ohio, Inc.                          31-1562855             5        100.00%
                       -------------------------------------------------------------------------
                       MBI Insurance Agency of Alabama, Inc.                       62-1699522             1        100.00%
                       -------------------------------------------------------------------------
                       MBI Insurance Agency of Texas, Inc.                         74-2861481            10        100.00%
                       -------------------------------------------------------------------------
                       MBI Insurance Agency of Massachusetts, Inc.                 06-1496443             5        100.00%
                       -------------------------------------------------------------------------
                       MBI Insurance Agency of Washington, Inc.                    91-1940542             1        100.00%
                       -------------------------------------------------------------------------
                       MBI Insurance Agency of New Mexico, Inc.                    62-1705422             1        100.00%
                   -----------------------------------------------------------------------------
                   1740 Ventures, Inc.                                             13-2848244         1,000        100.00%
                   -----------------------------------------------------------------------------
                   Enterprise Capital Management, Inc.                             58-1660289           500        100.00%
                   -----------------------------------------------------------------------------
                       Enterprise Fund Distributors, Inc.                          22-1990598         1,000        100.00%
                   -----------------------------------------------------------------------------
                   MONY Assets Corp.                                               13-2662263       200,000        100.00%
                   -----------------------------------------------------------------------------
                       MONY Benefits Management Corp.                              13-3363383         9,000         90.00%
                       -------------------------------------------------------------------------
                       MONY Benefits Service Corp.                                 13-4194349         2,500         90.00%
                   -----------------------------------------------------------------------------
                   1740 Advisers, Inc.                                             13-2645490        14,600        100.00%
                   -----------------------------------------------------------------------------
                   MONY Securities Corporation                                     13-2645488         7,550        100.00%
                   -----------------------------------------------------------------------------
                       Trusted Insurance Advisers General Agency Corp.             41-1941465         1,000        100.00%
                       -------------------------------------------------------------------------
                       Trusted Investment Advisers Corp.                           41-1941464             1        100.00%
      ------------------------------------------------------------------------------------------

   -  Advest Trust Company merged into Frontier Trust Company in 2004
   -  As of February 18, 2005, MONY Realty Capital, Inc. was sold to MMA.
   -  As of February 2005, MONY Realty Parnters, Inc. was dissolved
   - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLCand an individual holds one share of it stock for Jamaican regulatory reasons.
   - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLCand an individual holds one share of it stock for Brazilian regulatory reasons.


                                  Page 7 of 7

Item 29.    Indemnification


         (a) Indemnification of Officers and Directors

         The by-laws of the MONY Life Insurance Company ("MONY") provide, in
Article VII, as follows:

             7.4  Indemnification of Directors, Officers and Employees.

             (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                    (i) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

                   (ii) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                  (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

             (b) To the extent permitted by the law of the State of New York, the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.ss.721-726: Insurance Law ss.1216).

      The directors and officers of MONY Life Insurance Company are insured under policies issued by X.L. Insurance Company, ACE Insurance, Arch Insurance Company and Lloyd's of London. The annual limit on such policies is $150 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b) Indemnification of Principal Underwriter

          To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, MONY Securities Corporation, AXA Distributors, Inc. and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, Inc. and AXA Advisors, LLC.

         (c) Undertaking

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 30. Principal Underwriters

      Effective June 6, 2005, MONY Securities Corporation ("MSC"), the current Principal Underwriter for MONY and MONY America Variable Accounts will be integrated with AXA Advisors, LLC ("AXA Advisors"), a Principal Underwriter of AXA Equitable and AXA Life and Annuity Company Variable Accounts, EQ Advisors Trust and AXA Premier VIP Trust. As of the effective date, AXA Advisors will become the Principal Underwriter for the above-mentioned Variable Accounts and the two Trusts. At that time, AXA Distributors, LLC, as described immediately below, will also become a principal underwriter for the above-mentioned Variable Accounts and trusts. Accordingly, information for Items 28 and 29 of this Part C is provided for MSC, AXA Advisors, and AXA Distributors.

      (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts A, 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301 and I and MONY's Variable Account S and Keynote. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC, is 1290 Avenue of the Americas, NY, NY 10104. MSC is the principal underwriter for MONY Variable Account A, L and S and for MONY America Variable Account A, L and S.

      (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.


(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Assistant Vice President and Director

*Jerald E. Hampton                    Director

*Robert S. Jones, Jr.                 Chairman of the Board and Director

*Ned Dane                             President and Director

*Richard Dziadzio                     Director

*Robert Wright                        Director

 Edward J. Hayes                      Executive Vice President
 200 Plaza Drive
 Secaucus, NJ  07096

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 Janell Chan                          Senior Vice President
 10840 Ballantyne Commons Parkway
 Charlotte, North Carolina 28277

 James Goodwin                        Senior Vice President
 333 Thornall Street
 Edison, NJ 08837

 Jeffrey Green                        Senior Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Kevin R. Byrne                       Senior Vice President and Treasurer

*Jill Cooley                          Chief Operating Officer and Director

*David Cerza                          First Vice President

*Donna M. Dazzo                       First Vice President

*Amy Franceschini                     First Vice  President

*Beth Andreozzi                       Vice President and Deputy General Counsel

*Peter Mastrantuono                   First Vice President

*Raymond T. Barry                     Vice President

*Michael Brzozowski                   Vice President

*Claire A. Comerford                  Vice President

*David Mahler                         Vice President and Compliance Officer

*Mark D. Godofsky                     Senior Vice President and Controller

*Janet Friedman                       Vice President

*Stuart Abrams                        Senior Vice President and General Counsel

*Patricia Roy                         Vice President and Chief Compliance
                                      Officer

*Linda J. Galasso                     Assistant Secretary

*Francesca Divone                     Secretary

*Michael Higgins                      Vice President

*Gary Gordon                          Vice President

 Gisela Jackson                       Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Frank Massa                          Vice President

*Carolann Matthews                    Vice President

*Jose Montenegro                      Vice President

*Roger Pacheco                        Vice President

 Edna Russo                           Vice President
 333 Thornall Street
 Edison, NJ 08837

*Michael Ryniker                      Vice President

*Frank Acierno                        Assistant Vice President

*Ruth Shorter                         Assistant Vice President

*Richard Morin                        Assistant Vice President

*Irina Gyula                          Assistant Vice President


(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA DISTRIBUTORS, LLC)
----------------                      --------------------------------------

Jerald Hampton                        Director and Chairman of the Board,
                                      President and Chief Executive Officer

Laura Pantaleo                        Director and Executive Vice President
                                      and Head of Strategic Business Development

James Muller                          Director, Executive Vice President and
                                      Chief Sales Director

Michael McDaniel                      Executive Vice President and National
                                      Sales Manager, Broker/Dealer

Michael Brandreit                     Executive Vice President and National
                                      Sales Manager, Financial Institutions

Megan Condron                         Senior Vice President and National
                                      Accounts Director, Broker/Dealer

Harry Johnson                         Senior Vice President

Jeff Herman                           Senior Vice President

Anthea Perkinson                      Senior Vice President and National
                                      Accounts Director, Financial Institutions

Nelida Garcia                         Senior Vice President

Daniel Roebuck                        Senior Vice President

Bryan Tutor                           Executive Vice President and Chief
                                      Administrative Officer

Kristin Brown                         Senior Vice President


(iii) Set forth below is certain information regarding the officers and directors of MSC. The business address of the persons whose names are preceded by an asterisk is 1290 Avenue of the Americas, New York, New York 10104.


NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (MONY SECURITIES CORPORATION)
----------------                      ---------------------------------------
*Robert Wright                        Director and Chairman of the Board

*Jill Cooley                          Director and Chief Operating Officer

*Edward H. (Ned) Dane                 Director and President

*Harvey E. Blitz                      Director

*Richard S. Dziadzio                  Director

*Jerald E. Hampton                    Director

*Robert S. Jones, Jr.                 Director

*Linda Galasso                        Vice President and Secretary

Robert L. Sansone                     Vice President
MONY Life Insurance Company
120 Madison Plaza
Syracuse, NY 13202

*Christopher M. Adirente              Vice President - Marketing

*Steven H. Saperstein                 Vice President - Marketing

*Maria Dunn                           Vice President

*Helena Chetakov                      Assistant Vice President

*Edward Gribbin                       Assistant Vice President

Tamara L. Bronson                     Treasurer
MONY Life Insurance Company
1 MONY Plaza
Syracuse, NY 13221

*Gerald Carroll                       Assistant Secretary

(c) Compensation From the Registrant. The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



  NAME OF                 NET UNDERWRITING
 PRINCIPAL                  DISCOUNTS AND             COMPENSATION ON            BROKERAGE
UNDERWRITER                 COMMISSIONS                REDEMPTIONS               COMMISSIONS            COMPENSATION
-----------               ----------------            ----------------           -----------            ------------
MSC                       $    14,126,357                  0                        N/A                     N/A
AXA Advisors, LLC         N/A                              N/A                      N/A                     N/A
AXA Distributors, LLC     N/A                              N/A                      N/A                     N/A


Item 31.    Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained by MONY Life Insurance Company, 1290 Avenue of the Americas,
New York, New York 10104 or at its Operations Center at 1 MONY Plaza, Syracuse, New York 13221.


Item 32.    Management Services

All management contracts are discussed in Part A or Part B.


Item 33.    Fee Representation

MONY Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company.

                                   SIGNATURES



     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 28th day of April, 2005.




                                  MONY Variable Account L of
                                  MONY Life Insurance Company
                                          (Registrant)

                                  By: MONY Life Insurance Company
                                          (Depositor)


                                  By: /s/ Dodie Kent
                                     ---------------------
                                  Dodie Kent
                                  Vice President and Counsel
                                  MONY Life Insurance Company

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 28th day of April, 2005.




                                MONY Life Insurance Company
                                       (Depositor)


                                By: /s/ Dodie Kent
                                   ---------------------------------
                                   Dodie Kent
                                   Vice President and Counsel
                                   MONY Life Insurance Company



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            John C. Graves                Scott D. Miller
Christopher M. Condron      Mary R. (Nina) Henderson      Joseph H. Moglia
Henri de Castries           James F. Higgins              Peter J. Tobin
Claus-Michael Dill          W. Edwin Jarmain              Stanley B. Tulin
Denis Duverne               Christina Johnson Wolff




*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 28th, 2005

                                  EXHIBIT INDEX



                                                                    TAG VALUE
                                                                    ---------
  (g)(1)   Form of Automatic Reinsurance Agreement between          EX-99.g1
           MONY Life Insurance Company and The Canada Life
           Assurance Company - No. 2004-30T.

  (g)(2)   Form of Automatic Reinsurance Agreement between          EX-99.g2
           MONY Life Insurance Company and General & Cologne
           Life Re of America - No. 2004-31T.

  (g)(3)   Form of Automatic Reinsurance Agreement between MONY     EX-99.g3
           Life Insurance Company and RGA Reinsurance Company
           - No. 2004-33T.

  (g)(4)   Form of Automatic Reinsurance Agreement between MONY     EX-99.g4
           Life Insurance Company and Security Life of Denver
           Insurance Company - No. 2004-32T.

  (k)(1)   Opinion and consent of Dodie Kent, Vice President        EX-99.k1
           and Counsel

  (l)(1)   Opinion and consent of Linda Rodway, Vice President      EX-99.l1

  (m)      Calculations                                             EX-99.m

  (n)(1)   Consent of PricewaterhouseCoopers LLP, independent       EX-99.n1
           registered public accounting firm.